UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2021

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Annual Report
July 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The S&P 500® index gained 36.45% for the 12 months ending July 31, 2021, as U.S. equities continued a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” theme, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed through July, driven by corporate earnings. Notably, this leg saw momentum shift back to large growth, as easing rates and a hawkish Fed stymied the reflation trade. By sector, financials (+55%) led, driven by banks (+63%), whereas utilities (+12%) and consumer staples (+18%) notably lagged.
Annual Report	4

Fidelity® MSCI Communication Services Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Communication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Communication Services Index ETF – NAVA	45.81	14.35	13.42
Fidelity MSCI Communication Services Index ETF – Market PriceB	45.90	14.34	13.42
MSCI USA IMI Communication Services 25/50 IndexA	45.94	14.48	13.50
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Communication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
Effective December 1, 2018, the fund’s sector index changed from the MSCI USA IMI Telecommunication Services 25/50 Index to the MSCI USA IMI Communication Services 25/50 Index.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Communication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Communication Services 25/50 Index and the S&P 500 Index performed over the same period.
5	Annual Report

Fidelity® MSCI Communication Services Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 45.81%, roughly in line with the 45.94% advance of the MSCI USA IMI Communication Services 25/50 Index. The ETF's market price rose 45.90% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, interactive media & services gained 67% and contributed most, followed by movies & entertainment, which gained 42%, and cable & satellite, which advanced about 32%. The broadcasting subindustry rose about 53%, advertising gained roughly 68%, and wireless telecommunication services advanced 29%. Other notable contributors included the alternative carriers (+26%), publishing (+56%), integrated telecommunication services (+2%), interactive home entertainment (+3%), and application software (+15%) subindustries. Turning to individual stocks, the biggest individual contributor was Alphabet (+81%), from the interactive media & services group. In interactive media & services, Facebook (+40%) and Snap (+232%) helped. Disney, within the movies & entertainment segment, advanced about 50% and lifted the fund. Another contributor was Comcast (+40%), a stock in the cable & satellite category. In contrast, the biggest individual detractor was Magnite (-24%), from the advertising industry. Cogent Communications Holdings, within the alternative carriers segment, returned roughly -10% and hindered the fund. In interactive media & services, IAC/Interactive (+4%) and Angi (-27%) hurt. Another detractor was Skillz (-19%), a stock in the interactive home entertainment group.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® MSCI Communication Services Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Facebook, Inc. Class A	17.2
Alphabet, Inc. Class A	12.3
Alphabet, Inc. Class C	12.1
The Walt Disney Co.	5.7
Comcast Corp. Class A	4.4
Netflix, Inc.	4.4
Verizon Communications, Inc.	4.0
AT&T, Inc.	3.7
Charter Communications, Inc. Class A	2.6
T-Mobile US, Inc.	2.1
68.5

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

7	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	42.95	21.88	17.62
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	42.93	21.89	17.50
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexA	42.31	21.82	17.64
MSCI USA IMI Consumer Discretionary IndexA	39.29	21.30	17.32
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index, the MSCI USA IMI Consumer Discretionary Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Consumer Discretionary Index to the Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index.
Annual Report	8

Fidelity® MSCI Consumer Discretionary Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 42.95%, roughly in line with the 42.31% advance of the Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index. The ETF's market price rose 42.93% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, automobile manufacturers gained 132% and notably contributed, along with restaurants, which gained approximately 46%, and home improvement retail, which advanced roughly 29%. The footwear subindustry rose roughly 78%, internet & direct marketing retail gained 9%, and hotels, resorts & cruise lines advanced 54%. Other notable contributors included the apparel retail (+66%), general merchandise stores (+58%), automotive retail (+47%), auto parts & equipment (+75%), apparel, accessories & luxury goods (+56%), and homebuilding (+42%) subindustries. Turning to individual stocks, the top contributor was Tesla (+140%), from the automobile manufacturers category. In footwear, Nike (+72%) was helpful and Home Depot (+26%) from the home improvement retail industry also contributed. Target, within the general merchandise stores group, rose 111% and Starbucks, within the restaurants segment, gained about 61% and boosted the fund. Conversely, the biggest individual detractor was Strategic Education (-33%), from the education services industry, followed by Grubhub (-17%), which is in the internet & direct marketing retail segment. Within casinos & gaming, Las Vegas Sands returned roughly -2% and hindered the fund. Other detractors were Ollies Bargain Outlet Holdings (-9%), a stock in the general merchandise stores group, and Stride (-33%), from the education services category.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Amazon.com, Inc.	21.9
Tesla, Inc.	9.3
The Home Depot, Inc.	6.5
NIKE, Inc. Class B	3.9
McDonald's Corp.	3.3
Starbucks Corp.	2.6
Lowe's Cos., Inc.	2.6
Target Corp.	2.4
Booking Holdings, Inc.	1.7
The TJX Cos., Inc.	1.6
55.8

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

Annual Report	10

Fidelity® MSCI Consumer Staples Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	19.09	8.54	10.15
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	19.12	8.55	9.97
Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexA	19.21	8.68	10.30
MSCI USA IMI Consumer Staples IndexA	18.93	8.63	10.27
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Consumer Staples Index ETF Capped Linked Index, the MSCI USA IMI Consumer Staples Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Consumer Staples Index to the Fidelity MSCI Consumer Staples Index ETF Capped Linked Index.
11	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF’s) net asset value gained 19.09%, roughly in line with the 19.21% advance of the Fidelity MSCI Consumer Staples Index ETF Capped Linked Index. The ETF's market price rose 19.12% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By industry, soft drinks gained 21%, hypermarkets & super centers rose 22%, and tobacco advanced roughly 33%. The personal products industry rose 61%, packaged foods & meats gained 10%, and household products advanced 6%. Other notable contributors included the agricultural products (+57%), food distributors (+54%), distillers & vintners (+18%), food retail (+16%), drug retail (+20%), and brewers (+7%) industries. Turning to individual stocks, the top contributor was Costco Wholesale (+37%) from the hypermarkets & super centers industry. In soft drinks, Coca Cola (+25%) was helpful, and Procter & Gamble (+11%) from the household products segment also contributed. In addition, Philip Morris International, within the tobacco group, rose about 38% and Estee Lauder, within the personal products category, gained about 70%. Conversely, the biggest individual detractor was Clorox (-21%) from the household products industry. Kimberly Clark (-8%) and Church & Dwight (-9%), also from the household products industry, hurt. Other detractors were McCormick (-12%) and Conagra Brands (-8%), each from the packaged foods & meats group.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	12

Fidelity® MSCI Consumer Staples Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
The Procter & Gamble Co.	14.2
The Coca-Cola Co.	9.1
PepsiCo, Inc.	8.5
Walmart, Inc.	8.3
Costco Wholesale Corp.	7.0
Philip Morris International, Inc.	4.6
Mondelez International, Inc. Class A	3.8
Altria Group, Inc.	3.5
The Estee Lauder Cos., Inc. Class A	3.2
Colgate-Palmolive Co.	2.7
64.9

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

13	Annual Report

Fidelity® MSCI Energy Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	48.79	-2.76	-4.43
Fidelity MSCI Energy Index ETF – Market PriceB	48.67	-2.74	-4.40
Fidelity MSCI Energy Index ETF Capped Linked IndexA	48.97	-2.69	-4.35
MSCI USA IMI Energy IndexA	48.84	-2.71	-4.36
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Energy Index ETF Capped Linked Index, the MSCI USA IMI Energy Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Energy Index to the Fidelity MSCI Energy Index ETF Capped Linked Index.
Annual Report	14

Fidelity® MSCI Energy Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 48.79%, roughly in line with the 48.97% advance of the Fidelity MSCI Energy Index ETF Capped Linked Index. The ETF's market price rose 48.67% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, integrated oil & gas rose 39% and contributed, along with oil & gas exploration & production, which gained 72%. The oil & gas storage & transportation subindustry rose 55%, oil & gas equipment & services gained 52%, and oil & gas refining & marketing advanced 35%. Other notable contributors included the oil & gas drilling (+83%), coal & consumable fuels (+71%), marine (+14%), and construction & engineering (+9%) subindustries. Turning to individual stocks, the biggest individual contributor was Exxon Mobil (+47%), from the integrated oil & gas category. Chevron, within the integrated oil & gas industry, advanced 28% and lifted the fund. In oil & gas exploration & production, ConocoPhillips (+57%) and EOG Resources (+62%) helped. Another contributor was Schlumberger (+63%), a stock in the oil & gas equipment & services segment. Conversely, the biggest individual detractor was Cabot Oil & Gas (-12%), from the oil & gas exploration & production group. In oil & gas exploration & production, Callon Petroleum (+1%), SM Energy (-6%), Noble Energy (-13%), and Denbury (0%) all hurt the fund.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
15	Annual Report

Fidelity® MSCI Energy Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Exxon Mobil Corp.	21.7
Chevron Corp.	17.5
ConocoPhillips	6.7
EOG Resources, Inc.	3.8
Schlumberger N.V.	3.6
Marathon Petroleum Corp.	3.2
Kinder Morgan, Inc.	3.1
Phillips 66	2.9
The Williams Cos., Inc.	2.7
Pioneer Natural Resources Co.	2.7
67.9

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

Annual Report	16

Fidelity® MSCI Financials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	56.15	15.25	12.30
Fidelity MSCI Financials Index ETF – Market PriceB	56.34	15.26	12.35
Fidelity MSCI Financials Index ETF Capped Linked IndexA	56.25	15.38	12.42
MSCI USA IMI Financials IndexA	56.25	15.38	12.42
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Financials Index ETF Capped Linked Index, the MSCI USA IMI Financials Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Financials Index to the Fidelity MSCI Financials Index ETF Capped Linked Index.
17	Annual Report

Fidelity® MSCI Financials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 56.15%, roughly in line with the 56.25% advance of the Fidelity MSCI Financials Index ETF Capped Linked Index. The ETF's market price rose 56.34% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, diversified banks gained roughly 61% and notably contributed, followed by regional banks, which gained about 71%, and investment banking & brokerage, which advanced 98%. The asset management & custody banks subindustry rose 66%, consumer finance gained 105%, and multi-sector holdings advanced roughly 42%. Other notable contributors included the financial exchanges & data (+30%), property & casualty insurance (+29%), life & health insurance (+58%), insurance brokers (+22%), multi-line insurance (+59%), and mortgage REITs (+48%) subindustries. In contrast, stocks in the data processing & outsourced services subindustry returned -11% and notably detracted. Turning to individual stocks, the biggest individual contributor was JPMorgan Chase (+62%), from the diversified banks segment. Berkshire Hathaway, within the multi-sector holdings group, advanced about 42% and lifted the fund. In diversified banks, Bank of America (+58%) and Wells Fargo (+93%) helped. Another contributor was Morgan Stanley (+102%), a stock in the investment banking & brokerage industry. In contrast, the biggest individual detractor was MarketAxess Holdings (-8%), from the financial exchanges & data category. In consumer finance, LendingTree (-43%) and Upstart Holdings (-28%) detracted. Renaissancere Holdings, within the reinsurance segment, returned approximately -14% and hindered the fund. Another detractor was Eastern Bankshares (-19%), a stock in the regional banks industry.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	18

Fidelity® MSCI Financials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
JPMorgan Chase & Co.	9.3
Berkshire Hathaway, Inc. Class B	7.6
Bank of America Corp.	6.0
Wells Fargo & Co.	3.8
Citigroup, Inc.	2.8
Morgan Stanley	2.7
BlackRock, Inc.	2.6
The Goldman Sachs Group, Inc.	2.6
American Express Co.	2.3
S&P Global, Inc.	2.1
41.8

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

19	Annual Report

Fidelity® MSCI Health Care Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	27.91	14.91	15.06
Fidelity MSCI Health Care Index ETF – Market PriceB	28.05	14.95	14.96
Fidelity MSCI Health Care Index ETF Capped Linked IndexA	28.03	15.02	15.19
MSCI USA IMI Health Care IndexA	28.03	15.02	15.19
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Health Care Index ETF Capped Linked Index, the MSCI USA IMI Health Care Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Health Care Index to the Fidelity MSCI Health Care Index ETF Capped Linked Index.
Annual Report	20

Fidelity® MSCI Health Care Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 27.91%, roughly in line with the 28.03% advance of the Fidelity MSCI Health Care Index ETF Capped Linked Index. The ETF's market price rose 28.05% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, health care equipment gained about 30% and notably contributed, whereas pharmaceuticals gained 23%, and life sciences tools & services advanced 45%. The biotechnology subindustry rose 16%, whereas managed health care and health care services advanced roughly 33% each. Other notable contributors included the health care facilities (+85%), health care supplies (+49%), health care distributors (+26%), and health care technology (+15%) subindustries. Turning to individual stocks, the biggest individual contributor was UnitedHealth Group (+38%), from the managed health care category. Moderna, within the biotechnology industry, advanced 376% and lifted the fund. In pharmaceuticals, Eli Lilly (+65%) and Johnson & Johnson (+21%) helped. Another contributor was Danaher (+46%), a stock in the health care equipment group. In contrast, the biggest individual detractor was Vertex Pharmaceuticals (-26%), from the biotechnology segment. In biotechnology, BioMarin Pharmaceutical (-36%) and Sarepta Therapeutics (-56%) detracted. Teladoc Health, within the health care technology category, returned approximately -31% and hindered the fund. Another detractor was Becton Dickinson (-8%), a stock in the health care equipment industry.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
21	Annual Report

Fidelity® MSCI Health Care Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Johnson & Johnson	7.4
UnitedHealth Group, Inc.	6.4
Pfizer, Inc.	3.9
Abbott Laboratories	3.5
Thermo Fisher Scientific, Inc.	3.5
AbbVie, Inc.	3.4
Eli Lilly & Co.	3.3
Merck & Co., Inc.	3.2
Danaher Corp.	3.1
Medtronic PLC	2.9
40.6

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

Annual Report	22

Fidelity® MSCI Industrials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	47.17	14.58	12.34
Fidelity MSCI Industrials Index ETF – Market PriceB	47.30	14.55	12.18
Fidelity MSCI Industrials Index ETF Capped Linked IndexA	47.32	14.69	12.46
MSCI USA IMI Industrials IndexA	47.32	14.69	12.46
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Industrials Index ETF Capped Linked Index, the MSCI USA IMI Industrials Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Industrials Index to the Fidelity MSCI Industrials Index ETF Capped Linked Index.
23	Annual Report

Fidelity® MSCI Industrials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 47.17%, roughly in line with the 47.32% advance of the Fidelity MSCI Industrials Index ETF Capped Linked Index. The ETF's market price rose 47.30% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, aerospace & defense gained 36% and contributed most, followed by industrial conglomerates, which gained roughly 56%, and industrial machinery, which advanced 49%. The electrical components & equipment subindustry rose 68%, building products gained about 62%, and railroads advanced 34%. Other notable contributors included the air freight & logistics (+45%), agricultural & farm machinery (+101%), construction machinery & heavy trucks (+38%), research & consulting services (+27%), trading companies & distributors (+53%), and environmental & facilities services (+34%) subindustries. Conversely, stocks in the auto parts & equipment subindustry returned roughly -12% and detracted most. Turning to individual stocks, the top contributor was Honeywell International (+59%), from the industrial conglomerates segment. Also within industrial conglomerates, General Electric (+114%) was helpful and Deere (+107%), from the agricultural & farm machinery category, further contributed. Raytheon Technologies, within the aerospace & defense group, rose roughly 58% and Caterpillar, within the construction machinery & heavy trucks industry, gained 59% and boosted the fund. Conversely, the biggest individual detractor was Clarivate (-23%), from the research & consulting services segment, followed by Nikola (-42%), which is in the construction machinery & heavy trucks group. Within electrical components & equipment, Fuelcell Energy returned -38% and hurt. Other detractors were Proto Labs (-35%), a stock in the industrial machinery industry, and Mercury Systems (-15%), from the aerospace & defense category.
Note to Shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	24

Fidelity® MSCI Industrials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Honeywell International, Inc.	4.0
Union Pacific Corp.	3.6
United Parcel Service, Inc. Class B	3.3
Raytheon Technologies Corp.	3.2
The Boeing Co.	3.0
3M Co.	2.8
General Electric Co.	2.8
Caterpillar, Inc.	2.7
Deere & Co.	2.6
Lockheed Martin Corp.	2.3
30.3

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

25	Annual Report

Fidelity® MSCI Information Technology Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	40.57	29.77	23.84
Fidelity MSCI Information Technology Index ETF – Market PriceB	40.67	29.76	23.95
Fidelity MSCI Information Technology Index ETF Capped Linked IndexA	40.70	29.90	23.97
MSCI USA IMI Information Technology IndexA	40.70	29.90	23.97
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Information Technology Index ETF Capped Linked Index, the MSCI USA IMI Information Technology Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Information Technology Index to the Fidelity MSCI Information Technology Index ETF Capped Linked Index.
Annual Report	26

Fidelity® MSCI Information Technology Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 40.57%, roughly in line with the 40.70% advance of the Fidelity MSCI Information Technology Index ETF Capped Linked Index. The ETF's market price rose 40.67% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, systems software gained 43% and notably contributed, along with technology hardware, storage & peripherals, which gained 40%, and semiconductors, which advanced approximately 52%. The application software subindustry rose 34%, data processing & outsourced services gained about 31%, and semiconductor equipment advanced 82%. Other notable contributors included the IT consulting & other services (+38%), communications equipment (+27%), electronic equipment & instruments (+61%), electronic manufacturing services (+56%), electronic components (+40%), and internet services & infrastructure (+14%) subindustries. Conversely, stocks in the education services subindustry returned roughly -17%. Construction machinery & heavy trucks (-21%) also detracted. Turning to individual stocks, the biggest individual contributor was Apple (+38%), from the technology hardware, storage & peripherals category. Microsoft, within the systems software segment, gained roughly 40% and boosted the fund. In semiconductors, Nvidia (+84%) helped. Other contributors were Visa (+30%) and PayPal (+41%), from the data processing & outsourced services industry. Conversely, the biggest individual detractor was Splunk (-32%), from the application software group. In application software, Coupa Software (-29%), Alteryx (-56%), and Citrix Systems (-29%) had a negative impact. Fastly, within the internet services & infrastructure category, returned -50% and hindered the fund.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
27	Annual Report

Fidelity® MSCI Information Technology Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	20.1
Microsoft Corp.	16.8
NVIDIA Corp.	4.0
Visa, Inc. Class A	3.4
Mastercard, Inc. Class A	2.8
PayPal Holdings, Inc.	2.5
Adobe, Inc.	2.5
Salesforce.com, Inc.	1.9
Cisco Systems, Inc.	1.9
Intel Corp.	1.8
57.7

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

Annual Report	28

Fidelity® MSCI Materials Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	45.01	13.24	10.51
Fidelity MSCI Materials Index ETF – Market PriceB	45.22	13.24	10.35
Fidelity MSCI Materials Index ETF Capped Linked IndexA	44.82	13.28	10.56
MSCI USA IMI Materials IndexA	44.82	13.28	10.56
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the the Fidelity MSCI Materials Index ETF Capped Linked Index, MSCI USA IMI Materials Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Materials Index to the Fidelity MSCI Materials Index ETF Capped Linked Index.
29	Annual Report

Fidelity® MSCI Materials Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 45.01%, roughly in line with the 44.82% advance of the Fidelity MSCI Materials Index ETF Capped Linked Index. The ETF's market price rose 45.22% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, specialty chemicals gained approximately 43% and notably contributed, followed by steel, which gained 140%, and commodity chemicals, which advanced 71%. The paper packaging subindustry rose 55%, industrial gases gained roughly 19%, and copper advanced 197%. Other notable contributors included the construction materials (+71%), fertilizers & agricultural chemicals (+43%), metal & glass containers (+21%), diversified chemicals (+59%), aluminum (+152%), and forest products (+78%) subindustries. In contrast, stocks in the gold subindustry returned about -7%. Turning to individual stocks, the top contributor was Freeport-McMoRan (+197%), from the copper segment, followed by Linde (+27%), within the industrial gases group. In steel, Nucor advanced 155%, and Sherwin Williams (+36%) from the specialty chemicals category also helped. Dow, within the commodity chemicals industry, rose roughly 59% and boosted the fund. In contrast, the biggest individual detractor was Newmont (-6%), from the gold segment. Royal Gold, also within the gold category, returned -12% and hindered the fund. In specialty chemicals, Danimer Scientific (-28%) and Newmarket (-14%) hurt. Another detractor was Piedmont Lithium (-15%), a stock in the diversified metals & mining group.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	30

Fidelity® MSCI Materials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Linde PLC	12.7
The Sherwin-Williams Co.	5.9
Air Products & Chemicals, Inc.	5.1
Ecolab, Inc.	4.5
Freeport-McMoRan, Inc.	4.4
Newmont Corp.	4.0
Dow, Inc.	3.6
DuPont de Nemours, Inc.	3.2
PPG Industries, Inc.	3.0
International Flavors & Fragrances, Inc.	3.0
49.4

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

31	Annual Report

Fidelity® MSCI Real Estate Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	35.58	8.40	8.38
Fidelity MSCI Real Estate Index ETF – Market PriceB	35.63	8.38	8.14
Fidelity MSCI Real Estate Index ETF Capped Linked IndexA	35.89	8.54	8.50
MSCI USA IMI Real Estate IndexA	35.61	8.49	8.46
S&P 500 IndexA	36.45	17.35	14.95
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 2, 2015.
B	From February 5, 2015, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Real Estate Index ETF – NAV on February 2, 2015, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Real Estate Index ETF Capped Linked Index, the MSCI USA IMI Real Estate Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Real Estate Index to the Fidelity MSCI Real Estate Index ETF Capped Linked Index.
Annual Report	32

Fidelity® MSCI Real Estate Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 35.58%, roughly in line with the 35.89% advance of the Fidelity MSCI Real Estate Index ETF Capped Linked Index. The ETF's market price rose 35.63% the past 12 months, while the broad-based S&P 500® index advanced 36.45%. By subindustry, specialized REITs gained roughly 21% and contributed most, followed by residential REITs (+52%) and retail REITs (+69%). The health care (+38%), real estate services (+109%) and industrial (+24%) categories also bolstered performance. Other notable contributors included the office (+25%), diversified (+48%) and hotel & resort (+79%) industries. Turning to individual holdings, the top contributor was Simon Property Group (+115%), from the retail REITs segment, followed by Public Storage (+62%), within the specialized REITs group. In industrial REITs, Prologis advanced about 24%, while CBRE Group (+120%), from the real estate services category, added value as well. Welltower, within the health care category, rose roughly 68%, further boosting the fund’s return. In contrast, the biggest individual detractor was CyrusOne (-12%), from the specialized segment. Also among specialized REITs, Digital Realty Trust (-1%) and GEO Group (-31%) pressured performance this period. CoreCivic, within the security & alarm services category, returned -26% and hindered the fund’s return. Another notable detractor was Equity Commonwealth (-6%), a stock in the office REITs group.
Note to Shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
33	Annual Report

Fidelity® MSCI Real Estate Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
American Tower Corp.	8.1
Prologis, Inc.	6.1
Crown Castle International Corp.	5.1
Equinix, Inc.	4.2
Public Storage	3.3
Simon Property Group, Inc.	2.7
Digital Realty Trust, Inc.	2.7
SBA Communications Corp.	2.5
Welltower, Inc.	2.4
CBRE Group, Inc. Class A	2.1
39.2

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

Annual Report	34

Fidelity® MSCI Utilities Index ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	12.46	8.28	10.73
Fidelity MSCI Utilities Index ETF – Market PriceB	12.44	8.27	10.61
Fidelity MSCI Utilities Index ETF Capped Linked IndexA	12.56	8.42	10.88
MSCI USA IMI Utilities IndexA	12.56	8.42	10.88
S&P 500 IndexA	36.45	17.35	14.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 21, 2013.
B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity MSCI Utilities Index ETF Capped Linked Index, the MSCI USA IMI Utilities Index, and the S&P 500 Index performed over the same period.
Effective December 1, 2020, the fund's benchmark changed from the MSCI USA IMI Utilities Index to the Fidelity MSCI Utilities Index ETF Capped Linked Index.
35	Annual Report

Fidelity® MSCI Utilities Index ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 12.46%, roughly in line with the 12.56% advance of the Fidelity MSCI Utilities Index ETF Capped Linked Index. The ETF's market price rose 12.44% the past 12 months, while the broad-based S&P 500 index advanced 36.45%. By subindustry, electric utilities gained about 14% and contributed most. Multi-utilities stocks also helped, gaining 7%. The water utilities subindustry rose roughly 17%. Other notable contributors included the independent power producers & energy traders (+34%), gas utilities (+14%), and renewable electricity (+32%) subindustries. In contrast, stocks in the oil & gas storage & transportation subindustry returned 0% and detracted most. Turning to individual stocks, the biggest individual contributor was Duke Energy (+29%), from the electric utilities group. In electric utilities, NextEra Energy (+13%), Southern Co. (+22%), and Exelon (+26%) helped. AES, within the independent power producers & energy traders category, gained approximately 59% and boosted the fund. In contrast, the biggest individual detractor was Dominion Energy (-4%), a multi-utility. In electric utilities, PG&E (-5%) and Eversource Energy (-2%) hurt. Atmos Energy, within the gas utilities segment, returned roughly -5% and hindered the fund. Another detractor was CMS Energy (-1%), a stock in the multi-utilities group.
Note to shareholders: Effective December 1, 2020, a capped version of the fund's benchmark was adopted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	36

Fidelity® MSCI Utilities Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
NextEra Energy, Inc.	14.3
Duke Energy Corp.	7.5
The Southern Co.	6.3
Dominion Energy, Inc.	5.6
Exelon Corp.	4.3
American Electric Power Co., Inc.	4.1
Sempra Energy	3.9
Xcel Energy, Inc.	3.4
Public Service Enterprise Group, Inc.	2.9
American Water Works Co., Inc.	2.9
55.2

Industries as of July 31, 2021
* Includes short-term investments and net other assets.

37	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 10.6%
Alternative Carriers – 2.7%
Anterix, Inc. (a)	9,089	$ 530,070
Bandwidth, Inc. Class A (a)	16,632	2,156,505
Cogent Communications Holdings, Inc.	33,774	2,621,200
Globalstar, Inc. (a)	534,727	737,923
Iridium Communications, Inc. (a)	86,586	3,656,527
Liberty Global PLC Class A (a)	118,212	3,173,992
Liberty Global PLC Class C (a)	160,082	4,299,803
Liberty Latin America Ltd. Class A (a)	37,078	506,115
Liberty Latin America Ltd. Class C (a)	122,035	1,687,744
Lumen Technologies, Inc.	374,304	4,667,571
ORBCOMM, Inc. (a)	60,106	678,597
		24,716,047
Integrated Telecommunication Services – 7.9%
AT&T, Inc.	1,214,542	34,067,903
ATN International, Inc.	8,922	384,092
Cincinnati Bell, Inc. (a)	30,052	460,998
Consolidated Communications Holdings, Inc. (a)	57,113	439,199
Radius Global Infrastructure, Inc. (a)	46,323	710,132
Verizon Communications, Inc.	657,576	36,679,589
		72,741,913
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		97,457,960
ENTERTAINMENT – 18.1%
Interactive Home Entertainment – 4.0%
Activision Blizzard, Inc.	178,352	14,913,794
Electronic Arts, Inc.	73,944	10,644,978
Skillz, Inc. (a)	73,719	1,037,964
Take-Two Interactive Software, Inc. (a)	35,607	6,174,966
Zynga, Inc. Class A (a)	397,282	4,012,548
		36,784,250
Movies & Entertainment – 14.1%
AMC Entertainment Holdings, Inc. Class A (a)	135,941	5,032,536
Cinemark Holdings, Inc. (a)	80,012	1,242,586
CuriosityStream, Inc. (a)	23,023	253,023
IMAX Corp. (a)	39,657	640,064
Liberty Media Corp-Liberty Braves Class A (a)	6,397	169,776
Liberty Media Corp-Liberty Braves Class C (a)	30,048	794,770
Liberty Media Corp-Liberty Formula One Class C (a)	89,716	4,210,372
Lions Gate Entertainment Corp. Class A (a)	46,493	698,790
Lions Gate Entertainment Corp. Class B (a)	93,209	1,245,272

	Shares	Value

Live Nation Entertainment, Inc. (a)	61,251	$ 4,832,091
Madison Square Garden Entertainment Corp. (a)	18,737	1,310,841
Madison Square Garden Sports Corp. Class A (a)	11,700	1,904,058
Netflix, Inc. (a)	77,923	40,330,607
Roku, Inc. (a)	28,121	12,044,506
The Marcus Corp. (a)	16,830	270,458
The Walt Disney Co. (a)	297,124	52,299,766
World Wrestling Entertainment, Inc. Class A	37,091	1,831,554
		129,111,070
TOTAL ENTERTAINMENT		165,895,320
INTERACTIVE MEDIA & SERVICES – 50.3%
Interactive Media & Services – 50.3%
Alphabet, Inc. Class A (a)	41,788	112,599,020
Alphabet, Inc. Class C (a)	40,858	110,497,192
Angi, Inc. (a)	52,634	605,817
Bumble, Inc. Class A (a)	32,185	1,637,573
Cargurus, Inc. (a)	62,218	1,779,435
Cars.com, Inc. (a)	53,907	651,196
Eventbrite, Inc. Class A (a)	51,393	913,254
EverQuote, Inc. Class A (a)	12,027	362,975
Facebook, Inc. Class A (a)	443,694	158,088,172
fuboTV, Inc. (a)	38,644	1,006,290
IAC/InterActive Corp. (a)	25,398	3,486,891
Match Group, Inc. (a)	66,595	10,606,586
MediaAlpha, Inc. Class A (a)	12,209	407,781
Pinterest, Inc. Class A (a)	133,634	7,871,043
QuinStreet, Inc. (a)	40,191	737,103
Snap, Inc. Class A (a)	223,597	16,640,089
TripAdvisor, Inc. (a)	76,725	2,911,714
TrueCar, Inc. (a)	74,494	391,838
Twitter, Inc. (a)	193,252	13,479,327
Vimeo, Inc. (a)	41,618	1,864,486
Yelp, Inc. (a)	58,810	2,199,494
Zillow Group, Inc. Class A (a)	29,181	3,126,160
Zillow Group, Inc. Class C (a)	47,128	5,007,821
ZoomInfo Technologies, Inc. Class A (a)	65,836	3,538,685
TOTAL INTERACTIVE MEDIA & SERVICES		460,409,942
MEDIA – 18.2%
Advertising – 2.2%
Advantage Solutions, Inc. (a)	50,732	496,159
Boston Omaha Corp. Class A (a)	12,586	411,688
Cardlytics, Inc. (a)	25,239	3,179,105
Clear Channel Outdoor Holdings, Inc. (a)	261,782	696,340
Magnite, Inc. (a)	84,703	2,566,501

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Common Stocks – continued
	Shares	Value
MEDIA – continued
Advertising – continued
Omnicom Group, Inc.	75,512	$ 5,498,784
TechTarget, Inc. (a)	19,110	1,396,559
The Interpublic Group of Cos., Inc.	166,548	5,889,137
		20,134,273
Broadcasting – 3.8%
AMC Networks, Inc. Class A (a)	21,279	1,064,801
Discovery, Inc. Class A (a)	95,486	2,770,049
Discovery, Inc. Class C (a)	135,731	3,679,667
Entercom Communications Corp. (a)	98,238	350,710
Fox Corp. Class A	130,579	4,656,447
Fox Corp. Class B	98,147	3,262,406
Gray Television, Inc.	63,084	1,398,572
Hemisphere Media Group, Inc. (a)	12,095	153,727
iHeartMedia, Inc. Class A (a)	59,549	1,539,342
Nexstar Media Group, Inc. Class A	26,077	3,835,144
Sinclair Broadcast Group, Inc. Class A	35,610	1,007,407
TEGNA, Inc.	160,434	2,842,891
The E.W. Scripps Co. Class A	41,472	791,286
ViacomCBS, Inc. Class B	172,236	7,049,620
		34,402,069
Cable & Satellite – 10.9%
Altice USA, Inc. Class A (a)	111,289	3,419,911
Cable One, Inc.	2,201	4,155,466
Charter Communications, Inc. Class A (a)	31,806	23,665,254
Comcast Corp. Class A	687,046	40,418,916
DISH Network Corp. Class A (a)	112,488	4,712,122
Liberty Broadband Corp. Class A (a)	19,743	3,389,281
Liberty Broadband Corp. Class C (a)	46,659	8,281,506
Liberty Media Corp-Liberty SiriusXM Class A (a)	67,740	3,162,781
Liberty Media Corp-Liberty SiriusXM Class C (a)	85,951	3,970,936
Loral Space & Communications Ltd.	8,584	303,788
Sirius XM Holdings, Inc.	575,200	3,721,544
WideOpenWest, Inc. (a)	41,708	927,586
		100,129,091

	Shares	Value

Publishing – 1.3%
Gannett Co., Inc. (a)	105,193	$ 606,964
John Wiley & Sons, Inc. Class A	35,421	2,082,046
Meredith Corp. (a)	32,177	1,404,204
News Corp. Class A	170,387	4,196,632
Scholastic Corp.	20,674	694,853
The New York Times Co. Class A	74,731	3,271,723
		12,256,422
TOTAL MEDIA		166,921,855
WIRELESS TELECOMMUNICATION SERVICES – 2.5%
Wireless Telecommunication Services – 2.5%
Gogo, Inc. (a)	33,782	350,319
Shenandoah Telecommunications Co.	37,604	1,985,115
Telephone & Data Systems, Inc.	76,494	1,709,641
T-Mobile US, Inc. (a)	130,775	18,834,215
United States Cellular Corp. (a)	10,621	386,180
TOTAL WIRELESS TELECOMMUNICATION SERVICES		23,265,470
TOTAL COMMON STOCKS (Cost $668,586,313)		913,950,547
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,408,000)	1,408,000	1,408,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $669,994,313)		915,358,547
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,016,737
NET ASSETS – 100.0%		$ 916,375,284

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	20	September 2021	$2,154,250	$52,480	$52,480
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments–continued
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 913,950,547	$ 913,950,547	$ —	$ —
Money Market Funds	1,408,000	1,408,000	—	—
Total Investments in Securities:	$ 915,358,547	$ 915,358,547	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 52,480	$ 52,480	$ —	$ —
Total Assets	$ 52,480	$ 52,480	$ —	$ —
Total Derivative Instruments:	$ 52,480	$ 52,480	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$52,480	$0
Total Equity Risk	52,480	0
Total Value of Derivatives	$52,480	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AUTO COMPONENTS – 2.8%
Auto Parts & Equipment – 2.7%
Adient PLC (a)	36,897	$ 1,554,471
American Axle & Manufacturing Holdings, Inc. (a)	75,601	732,574
Aptiv PLC (a)	83,730	13,970,350
Autoliv, Inc.	29,354	2,961,232
BorgWarner, Inc.	82,336	4,032,817
Dana, Inc.	60,631	1,464,845
Dorman Products, Inc. (a)	12,345	1,248,697
Fox Factory Holding Corp. (a)	15,652	2,528,424
Gentex Corp.	85,335	2,903,950
Gentherm, Inc. (a)	15,550	1,289,562
LCI Industries	10,390	1,515,070
Lear Corp.	19,677	3,443,081
Luminar Technologies, Inc. (a)	2,551	46,938
Modine Manufacturing Co. (a)	3,330	55,711
Patrick Industries, Inc.	1,111	91,802
Standard Motor Products, Inc.	15,562	649,869
Stoneridge, Inc. (a)	21,308	616,867
Tenneco, Inc. Class A (a)	55,352	963,678
Veoneer, Inc. (a)	45,123	1,413,252
Visteon Corp. (a)	11,255	1,283,633
XL Fleet Corp. (a)	9,085	63,413
XPEL, Inc. (a)	1,828	169,273
		42,999,509
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)	116,531	1,830,702
TOTAL AUTO COMPONENTS		44,830,211
AUTOMOBILES – 12.1%
Automobile Manufacturers – 11.9%
Canoo, Inc. (a)	7,497	60,951
Fisker, Inc. (a)	5,048	81,374
Ford Motor Co. (a)	1,208,922	16,864,462
General Motors Co. (a)	394,517	22,424,346
Lordstown Motors Corp. Class A (a)	6,737	42,039
Tesla, Inc. (a)	220,583	151,584,638
Thor Industries, Inc.	20,065	2,374,893
Winnebago Industries, Inc.	15,394	1,106,367
Workhorse Group, Inc. (a)	7,245	83,607
		194,622,677
Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	56,084	2,222,048
TOTAL AUTOMOBILES		196,844,725
DISTRIBUTORS – 1.1%
Distributors – 1.1%
Core-Mark Holding Co., Inc.	24,082	1,036,489
Funko, Inc. Class A (a)	2,240	41,799

	Shares	Value

Genuine Parts Co.	47,333	$ 6,007,504
LKQ Corp. (a)	97,538	4,950,054
Pool Corp.	13,165	6,290,500
TOTAL DISTRIBUTORS		18,326,346
DIVERSIFIED CONSUMER SERVICES – 1.6%
Education Services – 0.9%
2U, Inc. (a)	2,423	105,158
Adtalem Global Education, Inc. (a)	26,061	947,057
American Public Education, Inc. (a)	18,813	557,241
Bright Horizons Family Solutions, Inc. (a)	20,499	3,064,601
Chegg, Inc. (a)	41,869	3,710,849
Graham Holdings Co. Class B	1,915	1,272,824
Grand Canyon Education, Inc. (a)	17,917	1,654,993
Houghton Mifflin Harcourt Co. (a)	5,987	67,773
Laureate Education, Inc. Class A (a)	57,439	850,672
Perdoceo Education Corp. (a)	48,074	570,158
Strategic Education, Inc.	10,398	824,457
Stride, Inc. (a)	26,871	823,865
		14,449,648
Specialized Consumer Services – 0.7%
Carriage Services, Inc.	16,627	618,192
Frontdoor, Inc. (a)	32,810	1,605,721
H&R Block, Inc.	76,936	1,888,779
OneSpaWorld Holdings Ltd. (a)	70,473	696,273
Service Corp. International	60,103	3,755,836
Terminix Global Holdings, Inc. (a)	47,804	2,509,710
Vivint Smart Home, Inc. (a)	4,337	53,215
WW International, Inc. (a)	28,467	875,076
		12,002,802
TOTAL DIVERSIFIED CONSUMER SERVICES		26,452,450
HOTELS, RESTAURANTS & LEISURE – 17.3%
Casinos & Gaming – 2.0%
Accel Entertainment, Inc. (a)	52,216	577,509
Bally's Corp. (a)	17,676	870,543
Boyd Gaming Corp. (a)	32,198	1,835,286
Caesars Entertainment, Inc. (a)	59,308	5,181,147
Churchill Downs, Inc.	12,602	2,341,452
DraftKings, Inc. Class A (a)	1,595	77,357
Everi Holdings, Inc. (a)	53,568	1,215,458
GAN Ltd. (a)	3,490	53,397
Golden Entertainment, Inc. (a)	1,376	62,622
Las Vegas Sands Corp. (a)	110,412	4,675,948
MGM Resorts International	133,081	4,994,530
Monarch Casino & Resort, Inc. (a)	10,592	676,299
Penn National Gaming, Inc. (a)	50,280	3,438,146
Red Rock Resorts, Inc. Class A (a)	32,743	1,290,074
Rush Street Interactive, Inc. (a)	4,710	46,394

See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Scientific Games Corp. Class A (a)	25,669	$1,584,034
Wynn Resorts Ltd. (a)	34,345	3,377,144
		32,297,340
Hotels, Resorts & Cruise Lines – 5.1%
Airbnb, Inc. Class A (a)	524	75,461
Booking Holdings, Inc. (a)	12,460	27,141,120
Carnival Corp. (a)	227,511	4,925,613
Choice Hotels International, Inc.	14,531	1,742,267
Expedia Group, Inc. (a)	43,608	7,015,219
Hilton Grand Vacations, Inc. (a)	34,833	1,416,658
Hilton Worldwide Holdings, Inc. (a)	86,919	11,425,503
Hyatt Hotels Corp. Class A (a)	1,113	88,895
Lindblad Expeditions Holdings, Inc. (a)	30,080	411,795
Marriott International, Inc. Class A (a)	85,919	12,542,456
Marriott Vacations Worldwide Corp. (a)	14,942	2,202,003
Norwegian Cruise Line Holdings Ltd. (a)	119,371	2,868,485
Playa Hotels & Resorts N.V. (a)	92,693	620,116
Royal Caribbean Cruises Ltd. (a)	72,812	5,597,058
Travel + Leisure Co.	33,335	1,726,753
Wyndham Hotels & Resorts, Inc.	34,252	2,468,199
		82,267,601
Leisure Facilities – 0.5%
Planet Fitness, Inc. Class A (a)	29,404	2,212,063
SeaWorld Entertainment, Inc. (a)	23,794	1,128,073
Six Flags Entertainment Corp. (a)	32,460	1,348,713
Vail Resorts, Inc. (a)	13,483	4,115,012
		8,803,861
Restaurants – 9.7%
Aramark	79,461	2,791,465
BJ's Restaurants, Inc. (a)	14,244	578,022
Bloomin' Brands, Inc. (a)	38,155	958,835
Brinker International, Inc. (a)	19,715	1,071,313
Chipotle Mexican Grill, Inc. (a)	8,178	15,239,212
Chuys Holdings, Inc. (a)	1,312	43,296
Cracker Barrel Old Country Store, Inc.	9,414	1,281,999
Darden Restaurants, Inc.	42,313	6,172,620
Dave & Buster's Entertainment, Inc. (a)	22,918	762,711
Denny's Corp. (a)	43,859	617,096
Dine Brands Global, Inc. (a)	9,628	745,881
Domino's Pizza, Inc.	12,591	6,616,445
El Pollo Loco Holdings, Inc. (a)	22,838	425,015
Jack in the Box, Inc.	10,251	1,115,924
McDonald's Corp.	224,515	54,492,036
Papa John's International, Inc.	12,859	1,467,469

	Shares	Value

Ruth's Hospitality Group, Inc. (a)	28,362	$ 566,389
Shake Shack, Inc. Class A (a)	13,649	1,372,270
Starbucks Corp.	354,049	42,992,170
Texas Roadhouse, Inc.	24,578	2,265,354
The Cheesecake Factory, Inc. (a)	20,900	945,934
The Wendy's Co.	75,090	1,742,839
Wingstop, Inc.	11,350	1,944,369
Yum! Brands, Inc.	93,483	12,282,731
		158,491,395
TOTAL HOTELS, RESTAURANTS & LEISURE		281,860,197
HOUSEHOLD DURABLES – 5.1%
Consumer Electronics – 0.6%
Garmin Ltd.	46,178	7,259,181
GoPro, Inc. Class A (a)	75,419	772,290
Sonos, Inc. (a)	38,250	1,276,785
Universal Electronics, Inc. (a)	11,259	526,246
Vuzix Corp. (a)	3,627	53,680
		9,888,182
Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	22,670	538,866
La-Z-Boy, Inc.	23,623	793,260
Leggett & Platt, Inc.	49,274	2,366,630
Mohawk Industries, Inc. (a)	20,427	3,981,222
Purple Innovation, Inc. (a)	3,117	82,102
Tempur Sealy International, Inc.	67,878	2,937,081
The Lovesac Co. (a)	2,427	147,319
		10,846,480
Homebuilding – 3.1%
Cavco Industries, Inc. (a)	4,371	1,027,185
Century Communities, Inc.	15,607	1,083,906
D.R. Horton, Inc.	109,128	10,414,085
Green Brick Partners, Inc. (a)	27,522	689,977
Hovnanian Enterprises, Inc. (a)	460	48,019
Installed Building Products, Inc.	10,446	1,253,520
KB Home	33,947	1,440,711
Lennar Corp. Class A	87,262	9,175,599
LGI Homes, Inc. (a)	9,116	1,557,924
M.D.C. Holdings, Inc.	25,386	1,353,582
M/I Homes, Inc. (a)	16,228	1,050,114
Meritage Homes Corp. (a)	16,003	1,737,606
NVR, Inc. (a)	1,151	6,011,213
PulteGroup, Inc.	89,373	4,903,896
Skyline Champion Corp. (a)	24,787	1,397,987
Taylor Morrison Home Corp. (a)	51,343	1,377,019
Toll Brothers, Inc.	43,711	2,590,751
TopBuild Corp. (a)	11,796	2,390,931
Tri Pointe Homes, Inc. (a)	58,147	1,402,506
		50,906,531

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – 0.5%
Aterian, Inc. (a)	4,127	$ 37,267
Helen of Troy Ltd. (a)	9,398	2,099,419
iRobot Corp. (a)	11,762	1,029,175
Whirlpool Corp.	20,794	4,606,703
		7,772,564
Housewares & Specialties – 0.2%
Newell Brands, Inc.	133,204	3,296,799
Tupperware Brands Corp. (a)	3,618	75,580
		3,372,379
TOTAL HOUSEHOLD DURABLES		82,786,136
INTERNET & DIRECT MARKETING RETAIL – 25.6%
Internet & Direct Marketing Retail – 25.6%
1-800-FLOWERS.com, Inc. Class A (a)	20,630	629,215
Amazon.com, Inc. (a)	107,407	357,406,459
CarParts.com, Inc. (a)	6,032	106,224
Chewy, Inc. Class A (a)	1,154	96,590
Duluth Holdings, Inc. Class B (a)	6,168	92,335
eBay, Inc.	213,500	14,562,835
Etsy, Inc. (a)	38,008	6,974,848
Groupon, Inc. (a)	17,557	638,548
Lands' End, Inc. (a)	15,307	586,717
MercadoLibre, Inc. (a)	13,640	21,397,068
Overstock.com, Inc. (a)	16,074	1,119,393
PetMed Express, Inc.	16,840	528,608
Porch Group, Inc. (a)	3,755	69,580
Poshmark, Inc. (a)	1,662	65,217
PubMatic, Inc. (a)	1,766	52,468
Quotient Technology, Inc. (a)	51,549	559,822
Qurate Retail, Inc. Class A	147,602	1,750,560
Revolve Group, Inc. (a)	17,154	1,194,090
Shutterstock, Inc.	10,594	1,149,343
Stamps.com, Inc. (a)	6,859	2,241,247
Stitch Fix, Inc. Class A (a)	22,080	1,190,554
The RealReal, Inc. (a)	20,908	345,191
Wayfair, Inc. Class A (a)	21,118	5,097,040
TOTAL INTERNET & DIRECT MARKETING RETAIL		417,853,952
LEISURE PRODUCTS – 1.8%
Leisure Products – 1.8%
Acushnet Holdings Corp.	20,105	1,029,979
Brunswick Corp.	28,051	2,928,524
Callaway Golf Co. (a)	41,214	1,305,660
Escalante-Black Diamond Golf Club LLC (a)	3,626	0
Hasbro, Inc.	43,561	4,331,706
Johnson Outdoors, Inc. Class A	4,812	569,596

	Shares	Value

Malibu Boats, Inc. Class A (a)	11,488	$ 961,086
Mattel, Inc. (a)	126,874	2,755,703
Nautilus, Inc. (a)	5,539	80,039
Peloton Interactive, Inc. Class A (a)	61,358	7,243,312
Polaris, Inc.	20,878	2,736,480
Smith & Wesson Brands, Inc.	39,016	914,925
Sturm Ruger & Co., Inc.	11,115	826,511
Vista Outdoor, Inc. (a)	28,836	1,164,686
YETI Holdings, Inc. (a)	27,759	2,674,025
TOTAL LEISURE PRODUCTS		29,522,232
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)(b)	7,026	0
MULTILINE RETAIL – 4.6%
Department Stores – 0.4%
Dillard's, Inc. Class A	5,790	1,061,133
Kohl's Corp.	55,621	2,825,547
Macy's, Inc. (a)	112,357	1,910,069
Nordstrom, Inc. (a)	44,371	1,468,680
		7,265,429
General Merchandise Stores – 4.2%
Big Lots, Inc.	17,923	1,032,544
Dollar General Corp.	76,214	17,730,425
Dollar Tree, Inc. (a)	74,457	7,430,064
Franchise Group, Inc.	2,498	84,832
Ollie's Bargain Outlet Holdings, Inc. (a)	21,592	2,010,215
Target Corp.	152,357	39,772,795
		68,060,875
TOTAL MULTILINE RETAIL		75,326,304
SPECIALTY RETAIL – 20.3%
Apparel Retail – 3.7%
Abercrombie & Fitch Co. Class A (a)	30,410	1,149,802
American Eagle Outfitters, Inc.	60,217	2,075,680
Boot Barn Holdings, Inc. (a)	15,313	1,323,350
Burlington Stores, Inc. (a)	21,414	7,169,407
Caleres, Inc.	2,098	51,905
Citi Trends, Inc. (a)	562	44,820
Designer Brands, Inc. Class A (a)	45,095	657,034
Foot Locker, Inc.	36,430	2,078,696
Genesco, Inc. (a)	13,247	761,040
Guess?, Inc.	27,626	616,612
Ross Stores, Inc.	110,319	13,535,038
Shoe Carnival, Inc.	20,298	684,043
The Buckle, Inc.	19,396	816,184
The Children's Place, Inc. (a)	9,939	838,156
The Gap, Inc.	82,032	2,392,873
The TJX Cos., Inc.	365,693	25,163,335
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
Urban Outfitters, Inc. (a)	31,618	$1,175,557
Zumiez, Inc. (a)	14,873	649,206
		61,182,738
Automotive Retail – 3.7%
Advance Auto Parts, Inc.	22,332	4,735,724
America's Car-Mart, Inc. (a)	4,847	770,673
Arko Corp. (a)	8,891	73,795
Asbury Automotive Group, Inc. (a)	7,999	1,643,475
AutoNation, Inc. (a)	21,369	2,592,701
AutoZone, Inc. (a)	7,190	11,673,468
Blink Charging Co. (a)	1,846	63,742
Camping World Holdings, Inc. Class A	22,214	874,343
CarLotz, Inc. (a)	10,816	48,023
CarMax, Inc. (a)	52,650	7,052,468
Carvana Co. (a)	20,289	6,848,755
Group 1 Automotive, Inc.	7,882	1,369,419
Lithia Motors, Inc.	10,012	3,776,727
Monro, Inc.	16,313	946,154
Murphy USA, Inc.	11,308	1,668,043
O'Reilly Automotive, Inc. (a)	22,341	13,490,389
Penske Automotive Group, Inc.	14,845	1,315,267
Sonic Automotive, Inc. Class A	15,848	864,508
Vroom, Inc. (a)	2,136	79,117
		59,886,791
Computer & Electronics Retail – 0.8%
Best Buy Co., Inc.	73,338	8,239,524
GameStop Corp. Class A (a)	19,810	3,191,787
Rent-A-Center, Inc.	22,454	1,284,818
		12,716,129
Home Improvement Retail – 9.3%
Floor & Decor Holdings, Inc. Class A (a)	29,054	3,544,878
GrowGeneration Corp. (a)	2,789	113,429
Lowe's Cos., Inc.	222,413	42,856,761
Lumber Liquidators Holdings, Inc. (a)	3,657	69,776
The Home Depot, Inc.	323,263	106,091,684
		152,676,528
Homefurnishing Retail – 0.7%
Bed Bath & Beyond, Inc. (a)	52,423	1,496,152
Haverty Furniture Companies, Inc.	16,039	577,244
RH (a)	5,399	3,585,368
Sleep Number Corp. (a)	11,642	1,155,003
The Aaron's Co., Inc.	13,719	396,068
Williams-Sonoma, Inc.	25,839	3,919,776
		11,129,611
Specialty Stores – 2.1%
Academy Sports & Outdoors, Inc. (a)	1,600	59,280
Bath & Body Works, Inc.	87,361	6,994,995

	Shares	Value

Dick's Sporting Goods, Inc.	25,275	$ 2,632,139
Five Below, Inc. (a)	18,910	3,676,482
Hibbett, Inc.	11,237	996,272
Leslie's, Inc. (a)	2,101	51,159
MarineMax, Inc. (a)	15,632	840,845
National Vision Holdings, Inc. (a)	32,338	1,745,605
Petco Health & Wellness Co., Inc. (a)	2,217	45,737
Sally Beauty Holdings, Inc. (a)	56,617	1,071,194
Signet Jewelers Ltd.	23,418	1,506,714
Sportsman's Warehouse Holdings, Inc. (a)	5,082	89,799
The Container Store Group, Inc. (a)	4,271	44,931
The ODP Corp. (a)	25,030	1,184,670
Tractor Supply Co.	37,536	6,791,389
Ulta Beauty, Inc. (a)	17,328	5,818,742
Winmark Corp.	3,080	649,326
		34,199,279
TOTAL SPECIALTY RETAIL		331,791,076
TEXTILES, APPAREL & LUXURY GOODS – 7.5%
Apparel, Accessories & Luxury Goods – 2.9%
Capri Holdings Ltd. (a)	51,881	2,921,419
Carter's, Inc.	17,345	1,695,300
Columbia Sportswear Co.	12,972	1,292,271
G-III Apparel Group Ltd. (a)	26,903	803,323
Hanesbrands, Inc.	126,986	2,318,764
Kontoor Brands, Inc.	21,915	1,213,653
Levi Strauss & Co. Class A	34,207	941,377
Lululemon Athletica, Inc. (a)	38,094	15,244,076
Movado Group, Inc.	1,755	52,773
Oxford Industries, Inc.	10,234	889,642
PLBY Group, Inc. (a)	1,167	32,886
PVH Corp. (a)	25,620	2,680,364
Ralph Lauren Corp.	18,221	2,068,448
Tapestry, Inc. (a)	93,925	3,973,027
Under Armour, Inc. Class A (a)	74,671	1,527,022
Under Armour, Inc. Class C (a)	80,889	1,417,175
VF Corp.	104,313	8,365,903
		47,437,423
Footwear – 4.6%
Crocs, Inc. (a)	25,044	3,401,226
Deckers Outdoor Corp. (a)	9,723	3,994,694
NIKE, Inc. Class B	374,816	62,785,428
Skechers U.S.A., Inc. Class A (a)	51,329	2,755,341
Steven Madden Ltd.	34,959	1,532,253

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Footwear – continued
Wolverine World Wide, Inc.	36,050	$ 1,209,117
		75,678,059
TOTAL TEXTILES, APPAREL & LUXURY GOODS		123,115,482
TOTAL COMMON STOCKS (Cost $1,169,918,303)		1,628,709,111
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $2,530,000)	2,530,000	2,530,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,172,448,303)		1,631,239,111
NET OTHER ASSETS (LIABILITIES) – 0.0%		292,032
NET ASSETS – 100.0%		$ 1,631,531,143

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	September 2021	$ 333,240	$ (7,358)	$ (7,358)
CME E-mini S&P Consumer Discretionary Select Sector Index Future (United States)	12	September 2021	2,186,400	90,412	90,412
Total Equity Index Contracts					$ 83,054
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,628,709,111	$ 1,628,709,111	$ —	$ —
Money Market Funds	2,530,000	2,530,000	—	—
Total Investments in Securities:	$ 1,631,239,111	$ 1,631,239,111	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 90,412	$ 90,412	$ —	$ —
Total Assets	$ 90,412	$ 90,412	$ —	$ —
Liabilities
Futures Contracts	$ (7,358)	$ (7,358)	$ —	$ —
Total Liabilities	$ (7,358)	$ (7,358)	$ —	$ —
Total Derivative Instruments:	$ 83,054	$ 83,054	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$90,412	$(7,358)
Total Equity Risk	90,412	(7,358)
Total Value of Derivatives	$90,412	$(7,358)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 23.5%
Brewers – 0.8%
Molson Coors Beverage Co. Class B (a)	71,573	$3,499,204
The Boston Beer Co., Inc. Class A (a)	3,861	2,741,310
		6,240,514
Distillers & Vintners – 2.7%
Brown-Forman Corp. Class B	112,799	7,999,705
Constellation Brands, Inc. Class A	58,973	13,230,003
MGP Ingredients, Inc.	10,627	633,900
		21,863,608
Soft Drinks – 20.0%
Celsius Holdings, Inc. (a)	2,131	146,251
Coca-Cola Bottling Co. Consolidated	3,175	1,267,301
Keurig Dr Pepper, Inc.	111,283	3,918,274
Monster Beverage Corp. (a)	143,256	13,511,906
National Beverage Corp.	23,838	1,081,768
PepsiCo, Inc.	441,451	69,285,735
The Coca-Cola Co.	1,312,720	74,864,422
		164,075,657
TOTAL BEVERAGES		192,179,779
FOOD & STAPLES RETAILING – 22.3%
Drug Retail – 1.6%
Rite Aid Corp. (a)	63,795	969,684
Walgreens Boots Alliance, Inc.	264,138	12,454,107
		13,423,791
Food Distributors – 2.7%
Performance Food Group Co. (a)	50,600	2,318,492
SpartanNash Co.	42,528	827,170
Sysco Corp.	177,887	13,199,216
The Andersons, Inc.	24,589	656,526
The Chefs' Warehouse, Inc. (a)	26,810	775,345
United Natural Foods, Inc. (a)	43,794	1,450,457
US Foods Holding Corp. (a)	84,747	2,910,212
		22,137,418
Food Retail – 2.2%
Casey's General Stores, Inc.	15,369	3,038,605
Grocery Outlet Holding Corp. (a)	5,432	179,908
Ingles Markets, Inc. Class A	16,275	972,594
Sprouts Farmers Market, Inc. (a)	60,895	1,496,799
The Kroger Co.	268,089	10,911,222
Village Super Market, Inc. Class A	11,086	249,989
Weis Markets, Inc.	15,475	814,759
		17,663,876
Hypermarkets & Super Centers – 15.8%
BJ's Wholesale Club Holdings, Inc. (a)	58,248	2,949,679
Costco Wholesale Corp.	132,518	56,945,635
PriceSmart, Inc.	14,857	1,333,267

	Shares	Value

Walmart, Inc.	478,112	$ 68,154,865
		129,383,446
TOTAL FOOD & STAPLES RETAILING		182,608,531
FOOD PRODUCTS – 19.1%
Agricultural Products – 3.0%
AppHarvest, Inc. (a)	5,384	64,177
Archer-Daniels-Midland Co.	201,395	12,027,309
Bunge Ltd.	55,796	4,331,444
Darling Ingredients, Inc. (a)	66,654	4,603,792
Fresh Del Monte Produce, Inc.	26,009	802,638
Ingredion, Inc.	27,651	2,428,034
		24,257,394
Packaged Foods & Meats – 16.1%
B&G Foods, Inc.	39,335	1,129,701
Beyond Meat, Inc. (a)	735	90,184
Calavo Growers, Inc.	9,911	558,386
Cal-Maine Foods, Inc.	20,058	699,824
Campbell Soup Co.	69,402	3,034,255
Conagra Brands, Inc.	179,555	6,013,297
Flowers Foods, Inc.	81,744	1,925,889
Freshpet, Inc. (a)	19,809	2,901,028
General Mills, Inc.	211,729	12,462,369
Hormel Foods Corp.	110,395	5,120,120
Hostess Brands, Inc. (a)	78,095	1,256,549
J&J Snack Foods Corp.	7,454	1,225,289
John B Sanfilippo & Son, Inc.	7,831	723,271
Kellogg Co.	95,235	6,034,090
Lamb Weston Holdings, Inc.	56,370	3,763,825
Lancaster Colony Corp.	9,185	1,817,436
Landec Corp. (a)	35,681	390,350
McCormick & Co., Inc. (non-vtg.)	88,901	7,482,797
Mission Produce, Inc. (a)	3,608	69,887
Mondelez International, Inc. Class A	490,258	31,013,721
Pilgrim's Pride Corp. (a)	35,349	782,980
Post Holdings, Inc. (a)	25,577	2,617,550
Sanderson Farms, Inc.	9,964	1,861,674
Seaboard Corp.	190	780,900
Tattooed Chef, Inc. (a)	3,908	77,066
The Hain Celestial Group, Inc. (a)	49,602	1,979,616
The Hershey Co.	53,588	9,585,821
The JM Smucker Co.	42,001	5,506,751
The Kraft Heinz Co.	242,647	9,334,630
The Simply Good Foods Co. (a)	50,119	1,878,460
Tootsie Roll Industries, Inc.	16,730	575,345
TreeHouse Foods, Inc. (a)	26,018	1,155,199
Tyson Foods, Inc. Class A	106,215	7,590,124
Utz Brands, Inc.	3,651	82,659

See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Vital Farms, Inc. (a)	3,511	$ 61,126
		131,582,169
TOTAL FOOD PRODUCTS		155,839,563
HOUSEHOLD PRODUCTS – 21.8%
Household Products – 21.8%
Central Garden and Pet Co. (a)	13,032	629,315
Central Garden and Pet Co. Class A (a)	28,450	1,232,169
Church & Dwight Co., Inc.	92,693	8,025,360
Colgate-Palmolive Co.	282,393	22,450,243
Energizer Holdings, Inc.	31,121	1,333,535
Kimberly-Clark Corp.	120,936	16,413,434
Reynolds Consumer Products, Inc.	2,228	63,387
Spectrum Brands Holdings, Inc.	23,342	2,038,924
The Clorox Co.	46,457	8,403,607
The Procter & Gamble Co.	814,821	115,891,991
WD-40 Co.	7,798	1,894,836
TOTAL HOUSEHOLD PRODUCTS		178,376,801
PERSONAL PRODUCTS – 4.6%
Personal Products – 4.6%
BellRing Brands, Inc. Class A (a)	3,805	125,831
Coty, Inc. Class A (a)	131,353	1,146,712
Edgewell Personal Care Co.	30,943	1,271,138
elf Beauty, Inc. (a)	30,033	829,211
Herbalife Nutrition Ltd. (a)	50,423	2,568,548
Inter Parfums, Inc.	13,466	1,035,131
Medifast, Inc.	6,646	1,897,500
Nu Skin Enterprises, Inc. Class A	26,755	1,436,476
The Estee Lauder Cos., Inc. Class A	78,697	26,271,420

	Shares	Value

USANA Health Sciences, Inc. (a)	9,918	$ 944,888
Veru, Inc. (a)	9,066	62,283
TOTAL PERSONAL PRODUCTS		37,589,138
TOBACCO – 8.4%
Tobacco – 8.4%
Altria Group, Inc.	595,498	28,607,724
Philip Morris International, Inc.	374,952	37,528,945
Turning Point Brands, Inc.	19,262	1,021,271
Universal Corp.	15,124	788,868
Vector Group Ltd.	84,864	1,133,783
TOTAL TOBACCO		69,080,591
TOTAL COMMON STOCKS (Cost $712,077,466)		815,674,403
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,350,000)	1,350,000	1,350,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $713,427,466)		817,024,403
NET OTHER ASSETS (LIABILITIES) – 0.2%		1,258,285
NET ASSETS – 100.0%		$ 818,282,688

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2021	$ 111,080	$ 1,263	$ 1,263
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	33	September 2021	2,366,430	39,490	39,490
Total Equity Index Contracts					$ 40,753
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 815,674,403	$ 815,674,403	$ —	$ —
Money Market Funds	1,350,000	1,350,000	—	—
Total Investments in Securities:	$ 817,024,403	$ 817,024,403	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 40,753	$ 40,753	$ —	$ —
Total Assets	$ 40,753	$ 40,753	$ —	$ —
Total Derivative Instruments:	$ 40,753	$ 40,753	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$40,753	$0
Total Equity Risk	40,753	0
Total Value of Derivatives	$40,753	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.5%
Oil & Gas Drilling – 0.6%
Helmerich & Payne, Inc.	85,169	$ 2,441,795
Nabors Industries Ltd. (a)	5,257	460,040
Patterson-UTI Energy, Inc.	150,728	1,208,839
Transocean Ltd. (a)	466,045	1,682,422
		5,793,096
Oil & Gas Equipment & Services – 8.9%
Archrock, Inc.	101,951	877,798
Baker Hughes Co.	579,908	12,317,246
Bristow Group, Inc. (a)	7,038	182,847
Cactus, Inc. Class A	42,791	1,542,188
ChampionX Corp. (a)	152,023	3,533,015
Core Laboratories N.V.	35,778	1,193,554
DMC Global, Inc. (a)	15,261	667,974
Dril-Quip, Inc. (a)	28,014	800,640
Frank's International N.V. (a)	128,233	352,641
Halliburton Co.	706,990	14,620,553
Helix Energy Solutions Group, Inc. (a)	114,327	474,457
Liberty Oilfield Services, Inc. Class A (a)	73,263	746,550
NexTier Oilfield Solitions, Inc. (a)	130,605	498,911
NOV, Inc. (a)	308,128	4,255,248
Oceaneering International, Inc. (a)	79,993	1,060,707
ProPetro Holding Corp. (a)	61,270	462,588
RPC, Inc. (a)	53,295	223,839
Schlumberger N.V.	1,112,342	32,068,820
Select Energy Services, Inc. Class A (a)	51,334	305,437
TechnipFMC PLC (a)	338,692	2,445,356
US Silica Holdings, Inc. (a)	59,738	603,354
		79,233,723
TOTAL ENERGY EQUIPMENT & SERVICES		85,026,819
OIL, GAS & CONSUMABLE FUELS – 90.2%
Coal & Consumable Fuels – 0.1%
Arch Resources, Inc. (a)	12,484	820,449
Integrated Oil & Gas – 41.3%
Chevron Corp.	1,533,959	156,172,366
Exxon Mobil Corp.	3,371,594	194,102,666
Occidental Petroleum Corp.	741,299	19,347,904
		369,622,936
Oil & Gas Exploration & Production – 27.0%
Antero Resources Corp. (a)	217,051	2,951,894
APA Corp.	299,874	5,622,638
Bonanza Creek Energy, Inc.	17,613	677,572
Brigham Minerals, Inc. Class A	35,674	700,637
Cabot Oil & Gas Corp.	316,936	5,070,976
California Resources Corp. (a)	32,841	923,161
Callon Petroleum Co. (a)	36,800	1,448,448

	Shares	Value

Centennial Resource Development, Inc. Class A (a)	146,388	$ 762,681
Chesapeake Energy Corp.	58,124	3,141,602
Cimarex Energy Co.	82,466	5,376,783
CNX Resources Corp. (a)	175,185	2,119,739
Comstock Resources, Inc. (a)	63,414	385,557
ConocoPhillips	1,077,157	60,385,421
Contango Oil & Gas Co (a)	86,821	331,656
Continental Resources, Inc.	58,254	1,989,374
Denbury, Inc. (a)	39,710	2,609,344
Devon Energy Corp.	509,823	13,173,826
Diamondback Energy, Inc.	136,941	10,562,259
EOG Resources, Inc.	464,274	33,827,004
EQT Corp. (a)	222,347	4,088,961
Extraction Oil & Gas, Inc. (a)	13,193	586,957
Hess Corp.	220,244	16,835,451
Kosmos Energy Ltd. (a)	327,060	755,509
Magnolia Oil & Gas Corp. Class A (a)	113,344	1,586,816
Marathon Oil Corp.	629,431	7,295,105
Matador Resources Co.	93,714	2,895,763
Murphy Oil Corp.	122,504	2,659,562
Northern Oil and Gas, Inc.	35,918	620,304
Oasis Petroleum, Inc.	15,849	1,453,512
Ovintiv, Inc.	207,720	5,330,095
PDC Energy, Inc.	80,297	3,175,746
Pioneer Natural Resources Co.	163,841	23,817,566
Range Resources Corp. (a)	196,481	2,992,406
SM Energy Co.	87,108	1,628,920
Southwestern Energy Co. (a)	537,645	2,532,308
Talos Energy, Inc. (a)	23,039	265,870
Tellurian, Inc. (a)	216,447	816,005
Texas Pacific Land Corp.	4,947	7,383,645
Viper Energy Partners LP	47,547	856,321
Whiting Petroleum Corp. (a)	30,752	1,442,269
		241,079,663
Oil & Gas Refining & Marketing – 9.9%
Alto Ingredients, Inc. (a)	60,035	318,186
Clean Energy Fuels Corp. (a)	123,176	925,052
CVR Energy, Inc.	24,461	334,137
Delek US Holdings, Inc.	53,453	929,013
Gevo, Inc. (a)	160,073	974,845
Green Plains, Inc. (a)	6,911	244,373
HollyFrontier Corp.	122,783	3,609,820
Marathon Petroleum Corp.	519,163	28,668,181
Par Pacific Holdings, Inc. (a)	34,606	566,846
PBF Energy, Inc. Class A (a)	77,149	707,456
Phillips 66	348,209	25,568,987
Renewable Energy Group, Inc. (a)	35,350	2,165,187
REX American Resources Corp. (a)	4,734	388,188
Valero Energy Corp.	325,681	21,810,857

See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
World Fuel Services Corp.	50,417	$ 1,737,370
		88,948,498
Oil & Gas Storage & Transportation – 11.9%
Antero Midstream Corp.	248,615	2,361,842
Cheniere Energy, Inc. (a)	192,975	16,389,367
Dorian LPG Ltd. (a)	26,205	317,081
DTE Midstream LLC (a)	77,373	3,280,615
EnLink Midstream LLC (a)	216,899	1,208,127
Equitrans Midstream Corp.	327,830	2,694,763
International Seaways, Inc.	30,076	494,750
Kinder Morgan, Inc.	1,621,775	28,186,449
ONEOK, Inc.	354,592	18,428,146
Plains GP Holdings LP Class A (a)	142,412	1,493,902
Targa Resources Corp.	164,306	6,918,926
The Williams Cos., Inc.	967,874	24,245,244
		106,019,212
TOTAL OIL, GAS & CONSUMABLE FUELS		806,490,758
TOTAL COMMON STOCKS (Cost $884,625,993)		891,517,577
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $650,000)	650,000	$ 650,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $885,275,993)		892,167,577
NET OTHER ASSETS (LIABILITIES) – 0.2%		1,890,420
NET ASSETS – 100.0%		$ 894,057,997

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Contracts (United States)	47	September 2021	$2,406,400	$(75,012)	$(75,012)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 891,517,577	$ 891,517,577	$ —	$ —
Money Market Funds	650,000	650,000	—	—
Total Investments in Securities:	$ 892,167,577	$ 892,167,577	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (75,012)	$ (75,012)	$ —	$ —
Total Liabilities	$ (75,012)	$ (75,012)	$ —	$ —
Total Derivative Instruments:	$ (75,012)	$ (75,012)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(75,012)
Total Equity Risk	0	(75,012)
Total Value of Derivatives	$0	$(75,012)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Fidelity® MSCI Financials Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BANKS – 37.3%
Diversified Banks – 23.4%
Bank of America Corp.	2,666,570	$ 102,289,625
Citigroup, Inc.	714,208	48,294,745
JPMorgan Chase & Co.	1,048,510	159,142,848
US Bancorp	490,479	27,241,204
Wells Fargo & Co.	1,418,053	65,145,355
		402,113,777
Regional Banks – 13.9%
1st Source Corp.	9,282	425,023
Allegiance Bancshares, Inc.	4,245	154,815
Altabancorp	4,712	190,318
Amalgamated Financial Corp.	6,466	99,318
Amerant Bancorp, Inc. (a)	8,471	187,633
Ameris Bancorp	18,649	906,528
Arrow Financial Corp.	6,542	235,839
Associated Banc-Corp.	60,057	1,189,129
Atlantic Union Bankshares Corp.	30,607	1,085,630
Banc of California, Inc.	15,399	263,631
Bancfirst Corp.	7,336	407,001
BancorpSouth Bank	41,597	1,073,203
Bank First Corp.	2,649	185,404
Bank of Hawaii Corp.	15,369	1,286,539
Bank of Marin Bancorp	5,204	180,579
Bank OZK	43,080	1,753,787
BankUnited, Inc.	23,591	933,732
Banner Corp.	7,670	406,817
Bar Harbor Bankshares	5,758	164,909
Berkshire Hills Bancorp, Inc.	15,731	425,366
BOK Financial Corp.	11,623	976,448
Brookline Bancorp, Inc.	17,341	249,190
Bryn Mawr Bank Corp.	8,149	318,870
Byline Bancorp, Inc.	10,959	269,701
Cadence BanCorp	31,262	593,978
Camden National Corp.	6,391	286,125
Capital City Bank Group, Inc.	5,772	140,490
Cathay General Bancorp	27,815	1,053,354
CBTX, Inc.	7,070	185,941
Central Pacific Financial Corp.	5,914	151,398
Century Bancorp, Inc. Class A	1,053	120,442
CIT Group, Inc.	34,244	1,651,931
Citizens Financial Group, Inc.	148,210	6,248,534
City Holding Co.	3,499	264,734
Columbia Banking System, Inc.	17,457	609,948
Comerica, Inc.	48,703	3,343,948
Commerce Bancshares, Inc.	37,201	2,631,227
Community Bank System, Inc.	15,065	1,079,257
Community Trust Bancorp, Inc.	7,499	298,160
ConnectOne Bancorp, Inc.	13,927	366,280
CrossFirst Bankshares, Inc. (a)	17,426	240,653
Cullen/Frost Bankers, Inc.	21,371	2,293,536

	Shares	Value

Customers Bancorp, Inc. (a)	10,444	$ 378,282
CVB Financial Corp.	42,396	808,068
Dime Community Bancshares, Inc.	10,924	360,710
Eagle Bancorp, Inc.	8,214	452,016
East West Bancorp, Inc.	49,455	3,518,723
Eastern Bankshares, Inc.	59,731	1,090,091
Enterprise Financial Services Corp.	11,710	521,915
FB Financial Corp.	12,230	462,416
Fifth Third Bancorp	246,746	8,954,412
First BanCorp	46,593	565,173
First BanCorp/NC	6,254	250,160
First Busey Corp.	23,219	547,968
First Citizens BancShares, Inc. Class A	1,989	1,556,572
First Commonwealth Financial Corp.	21,144	278,466
First Community Bankshares, Inc.	7,278	212,518
First Financial Bancorp	23,410	526,725
First Financial Bankshares, Inc.	47,400	2,315,016
First Financial Corp.	5,837	233,772
First Foundation, Inc.	14,585	343,768
First Hawaiian, Inc.	49,101	1,351,751
First Horizon Corp.	195,303	3,017,431
First Interstate Bancsystem, Inc. Class A	15,848	664,348
First Merchants Corp.	21,479	874,840
First Mid Bancshares, Inc.	6,214	252,848
First Midwest Bancorp, Inc.	28,328	508,204
First Republic Bank	60,208	11,741,764
Flushing Financial Corp.	10,988	242,285
FNB Corp.	122,217	1,400,607
Fulton Financial Corp.	64,109	982,150
German American Bancorp, Inc.	9,353	352,608
Glacier Bancorp, Inc.	33,396	1,721,898
Great Southern Bancorp, Inc.	5,665	294,750
Great Western Bancorp, Inc.	13,898	428,058
Hancock Whitney Corp.	31,676	1,384,558
Harborone Bancorp, Inc.	21,489	292,465
Heartland Financial USA, Inc.	15,783	720,020
Heritage Commerce Corp.	24,676	267,488
Heritage Financial Corp.	7,903	191,174
Hilltop Holdings, Inc.	23,522	745,177
Home BancShares, Inc.	57,574	1,219,417
Hope Bancorp, Inc.	33,000	437,250
Horizon Bancorp, Inc.	16,769	280,210
Huntington Bancshares, Inc.	512,922	7,221,942
Independent Bank Corp.	9,245	194,422
Independent Bank Corp./MA	8,752	618,591
Independent Bank Group, Inc.	13,564	945,411
International Bancshares Corp.	20,206	789,650
Investors Bancorp, Inc.	65,215	901,271
KeyCorp	336,446	6,614,528

See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Lakeland Bancorp, Inc.	22,438	$ 367,310
Lakeland Financial Corp.	9,231	617,277
Live Oak Bancshares, Inc.	10,940	658,479
M&T Bank Corp.	44,670	5,979,079
Mercantile Bank Corp.	7,579	236,844
Midland States Bancorp, Inc.	9,388	231,039
MidWestOne Financial Group, Inc.	7,819	227,767
National Bank Holdings Corp. Class A	6,487	230,029
NBT Bancorp, Inc.	11,425	398,161
Nicolet Bankshares, Inc. (a)	3,889	281,525
OceanFirst Financial Corp.	23,552	459,264
OFG Bancorp	11,281	260,591
Old National Bancorp	42,383	681,942
Origin Bancorp, Inc.	8,711	354,363
Pacific Premier Bancorp, Inc.	29,158	1,107,421
PacWest Bancorp	41,958	1,670,768
Park National Corp.	5,248	597,800
Peapack-Gladstone Financial Corp.	7,532	242,606
Peoples Bancorp, Inc.	8,772	258,686
People's United Financial, Inc.	149,081	2,340,572
Pinnacle Financial Partners, Inc.	26,544	2,378,608
Popular, Inc.	29,614	2,154,715
Preferred Bank	3,171	187,026
Prosperity Bancshares, Inc.	32,604	2,223,267
QCR Holdings, Inc.	6,464	317,318
Regions Financial Corp.	333,828	6,426,189
Renasant Corp.	15,826	556,759
Republic Bancorp, Inc. Class A	4,466	217,762
S&T Bancorp, Inc.	8,188	241,137
Sandy Spring Bancorp, Inc.	18,686	777,151
Seacoast Banking Corp. of Florida	16,053	487,851
ServisFirst Bancshares, Inc.	17,680	1,256,694
Signature Bank	18,491	4,196,902
Silvergate Capital Corp. (a)	8,226	845,633
Simmons First National Corp. Class A	27,112	737,989
South State Corp.	24,657	1,697,388
Southside Bancshares, Inc.	9,334	336,397
Sterling Bancorp	69,046	1,498,989
Stock Yards Bancorp, Inc.	8,676	413,325
SVB Financial Group (a)	19,174	10,544,933
Synovus Financial Corp.	52,147	2,132,812
Texas Capital Bancshares, Inc. (a)	17,825	1,122,618
The Bancorp, Inc. (a)	18,807	439,520
The First Bancshares, Inc.	8,539	329,349
The First of Long Island Corp.	10,756	231,792
The PNC Financial Services Group, Inc.	145,514	26,543,209
Tompkins Financial Corp.	4,936	378,838

	Shares	Value

Towne Bank	29,868	$ 890,365
Trico Bancshares	11,410	449,896
TriState Capital Holdings, Inc. (a)	10,077	204,664
Triumph Bancorp, Inc. (a)	7,956	609,907
Truist Financial Corp.	463,264	25,215,460
Trustmark Corp.	23,860	716,277
UMB Financial Corp.	16,643	1,557,785
Umpqua Holdings Corp.	83,498	1,575,607
United Bankshares, Inc.	46,660	1,611,636
United Community Banks, Inc.	19,650	566,116
Univest Financial Corp.	14,622	400,058
Valley National Bancorp	142,371	1,835,162
Veritex Holdings, Inc.	12,575	421,891
Washington Trust Bancorp, Inc.	7,073	344,809
Webster Financial Corp.	31,703	1,524,914
WesBanco, Inc.	25,854	834,567
Westamerica BanCorp.	7,079	393,238
Western Alliance Bancorp	34,973	3,246,194
Wintrust Financial Corp.	20,558	1,467,841
Zions Bancorp NA	58,354	3,043,161
		237,748,475
TOTAL BANKS		639,862,252
CAPITAL MARKETS – 27.7%
Asset Management & Custody Banks – 10.1%
Affiliated Managers Group, Inc.	14,854	2,353,468
Ameriprise Financial, Inc.	40,152	10,341,549
Apollo Global Management, Inc.	59,791	3,519,298
Ares Management Corp. Class A	38,580	2,762,714
Artisan Partners Asset Management, Inc. Class A	22,922	1,102,319
Assetmark Financial Holdings, Inc. (a)	6,537	170,616
BlackRock, Inc.	52,282	45,337,382
Blucora, Inc. (a)	17,315	291,931
Brightsphere Investment Group, Inc.	21,096	527,189
Cohen & Steers, Inc.	8,400	698,964
Diamond Hill Investment Group, Inc.	1,144	197,054
Federated Hermes, Inc.	33,005	1,070,682
Focus Financial Partners, Inc. Class A (a)	18,447	946,884
Franklin Resources, Inc.	104,035	3,074,234
Hamilton Lane, Inc. Class A	11,711	1,089,123
Invesco Ltd.	134,936	3,289,740
Janus Henderson Group PLC	56,374	2,358,688
KKR & Co., Inc.	178,870	11,404,751
Northern Trust Corp.	67,947	7,667,819
SEI Investments Co.	41,992	2,553,114
State Street Corp.	120,974	10,541,674
StepStone Group, Inc.	13,098	596,090
T Rowe Price Group, Inc.	78,067	15,938,159
The Bank of New York Mellon Corp.	285,922	14,676,376

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
The Blackstone Group, Inc. Class A	234,896	$ 27,076,462
The Carlyle Group, Inc.	55,005	2,776,102
Victory Capital Holdings, Inc. Class A	6,490	197,880
Virtus Investment Partners, Inc.	2,774	765,985
WisdomTree Investments, Inc.	38,655	238,888
		173,565,135
Financial Exchanges & Data – 8.9%
Cboe Global Markets, Inc	36,880	4,369,174
CME Group, Inc.	122,960	26,083,505
Donnelley Financial Solutions, Inc. (a)	11,384	366,679
FactSet Research Systems, Inc.	13,002	4,645,354
Intercontinental Exchange, Inc.	192,175	23,028,330
MarketAxess Holdings, Inc.	12,998	6,176,260
Moody's Corp.	57,574	21,647,824
Morningstar, Inc.	8,086	2,042,766
MSCI, Inc.	28,365	16,904,405
Nasdaq, Inc.	39,468	7,369,860
Open Lending Corp. Class A (a)	31,673	1,203,574
S&P Global, Inc.	82,405	35,328,672
Tradeweb Markets, Inc. Class A	34,959	3,031,994
		152,198,397
Investment Banking & Brokerage – 8.7%
B Riley Financial, Inc.	5,166	349,015
BGC Partners, Inc. Class A	101,586	543,485
Cowen, Inc. Class A	8,565	342,429
Evercore, Inc. Class A	14,443	1,909,365
Freedom Holding Corp. (a)	6,404	403,900
Houlihan Lokey, Inc.	17,922	1,596,850
Interactive Brokers Group, Inc. Class A	27,848	1,722,677
Jefferies Financial Group, Inc.	73,710	2,446,435
LPL Financial Holdings, Inc.	27,308	3,851,520
Moelis & Co. Class A	20,637	1,222,742
Morgan Stanley	483,649	46,420,631
Piper Sandler Cos.	6,528	800,920
PJT Partners, Inc. Class A	8,061	630,128
Raymond James Financial, Inc.	42,597	5,515,460
Stifel Financial Corp.	36,100	2,402,094
StoneX Group, Inc. (a)	5,860	378,146
The Charles Schwab Corp.	494,285	33,586,666
The Goldman Sachs Group, Inc.	118,417	44,392,165
Virtu Financial, Inc. Class A	31,255	804,504
		149,319,132
TOTAL CAPITAL MARKETS		475,082,664
CONSUMER FINANCE – 6.3%
Consumer Finance – 6.3%
Ally Financial, Inc.	128,812	6,615,784

	Shares	Value

American Express Co.	235,143	$ 40,098,936
Capital One Financial Corp.	158,083	25,562,021
Credit Acceptance Corp. (a)	3,173	1,538,175
Discover Financial Services	105,961	13,173,072
Encore Capital Group, Inc. (a)	10,808	511,651
Enova International, Inc. (a)	12,866	425,736
FirstCash, Inc.	14,292	1,131,926
Green Dot Corp. Class A (a)	13,221	609,091
LendingClub Corp. (a)	29,692	724,485
LendingTree, Inc. (a)	4,097	799,816
Navient Corp.	65,951	1,347,379
Nelnet, Inc. Class A	6,210	467,613
OneMain Holdings, Inc.	28,409	1,732,949
PRA Group, Inc. (a)	15,759	611,292
PROG Holdings, Inc.	23,581	1,032,140
SLM Corp.	114,164	2,149,708
Synchrony Financial	201,849	9,490,940
Upstart Holdings, Inc. (a)	6,525	787,959
World Acceptance Corp. (a)	1,445	273,929
TOTAL CONSUMER FINANCE		109,084,602
DIVERSIFIED FINANCIAL SERVICES – 8.1%
Multi-Sector Holdings – 7.7%
Berkshire Hathaway, Inc. Class B (a)	471,113	131,106,037
Cannae Holdings, Inc. (a)	28,479	946,926
		132,052,963
Other Diversified Financial Services – 0.4%
Equitable Holdings, Inc.	134,649	4,156,615
Voya Financial, Inc.	42,440	2,733,136
		6,889,751
Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	0
TOTAL DIVERSIFIED FINANCIAL SERVICES		138,942,714
INSURANCE – 17.8%
Insurance Brokers – 4.1%
Aon PLC Class A	77,315	20,104,219
Arthur J Gallagher & Co.	66,520	9,266,901
Brown & Brown, Inc.	83,368	4,535,219
BRP Group, Inc. Class A (a)	14,682	400,231
Crawford & Co. Class A	4,278	45,219
eHealth, Inc. (a)	8,553	444,842
GoHealth, Inc. Class A (a)	17,511	154,097
Goosehead Insurance, Inc. Class A	6,425	772,221
Marsh & McLennan Cos., Inc.	174,749	25,726,548
Selectquote, Inc. (a)	20,219	359,898
Willis Towers Watson PLC	44,054	9,078,648
		70,888,043
Life & Health Insurance – 3.8%
Aflac, Inc.	223,775	12,307,625
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
American Equity Investment Life Holding Co.	29,416	$ 943,959
Athene Holding Ltd. Class A (a)	46,178	2,984,022
Brighthouse Financial, Inc. (a)	30,930	1,331,846
CNO Financial Group, Inc.	48,750	1,113,450
Genworth Financial, Inc. Class A (a)	173,544	579,637
Globe Life, Inc.	33,680	3,135,945
Independence Holding Co.	1,646	73,642
Lincoln National Corp.	63,008	3,882,553
MetLife, Inc.	257,355	14,849,383
National Western Life Group, Inc. Class A	864	179,617
Primerica, Inc.	13,523	1,977,333
Principal Financial Group, Inc.	93,804	5,828,043
Prudential Financial, Inc.	136,535	13,691,730
Trupanion, Inc. (a)	12,140	1,396,343
Unum Group	70,521	1,932,275
		66,207,403
Multi-line Insurance – 1.7%
American Financial Group, Inc.	25,555	3,232,452
American International Group, Inc.	297,788	14,100,262
American National Group, Inc.	2,888	476,462
Assurant, Inc.	19,937	3,146,258
Horace Mann Educators Corp.	10,054	400,250
The Hartford Financial Services Group, Inc.	122,643	7,802,547
		29,158,231
Property & Casualty Insurance – 7.4%
Ambac Financial Group, Inc. (a)	16,780	243,646
AMERISAFE, Inc.	7,128	407,722
Arch Capital Group Ltd. (a)	140,733	5,488,587
Argo Group International Holdings Ltd.	12,684	661,217
Assured Guaranty Ltd.	27,084	1,294,886
Axis Capital Holdings Ltd.	26,561	1,351,158
Chubb Ltd.	154,560	26,080,454
Cincinnati Financial Corp.	52,792	6,223,121
Donegal Group, Inc. Class A	6,290	97,306
Employers Holdings, Inc.	6,239	259,043
Erie Indemnity Co. Class A	8,818	1,630,360
Fidelity National Financial, Inc.	95,412	4,256,329
First American Financial Corp.	39,634	2,667,765
HCI Group, Inc.	2,222	223,267
Heritage Insurance Holdings, Inc.	8,413	61,751
James River Group Holdings Ltd.	13,097	476,469
Kemper Corp.	22,496	1,484,961
Kinsale Capital Group, Inc.	7,561	1,350,735
Lemonade, Inc. (a)	12,575	1,094,780
Loews Corp.	79,758	4,277,422

	Shares	Value

Markel Corp. (a)	4,775	$ 5,759,462
MBIA, Inc. (a)	17,176	224,147
Mercury General Corp.	10,316	627,522
MetroMile, Inc. (a)	25,969	184,120
Old Republic International Corp.	104,007	2,564,813
Palomar Holdings, Inc. (a)	8,435	686,862
ProAssurance Corp.	13,572	275,240
RLI Corp.	14,239	1,543,223
Safety Insurance Group, Inc.	3,083	236,219
Selective Insurance Group, Inc.	21,229	1,726,979
State Auto Financial Corp.	6,861	343,050
Stewart Information Services Corp.	6,069	358,132
The Allstate Corp.	103,701	13,486,315
The Hanover Insurance Group, Inc.	13,287	1,805,703
The Progressive Corp.	200,337	19,064,069
The Travelers Cos., Inc.	86,724	12,914,938
United Fire Group, Inc.	7,389	184,134
Universal Insurance Holdings, Inc.	8,715	123,404
White Mountains Insurance Group Ltd.	1,092	1,235,674
WR Berkley Corp.	49,628	3,631,281
		126,606,266
Reinsurance – 0.8%
Alleghany Corp. (a)	4,817	3,194,153
Enstar Group Ltd. (a)	4,140	1,064,063
Everest Re Group Ltd.	13,779	3,483,745
Reinsurance Group of America, Inc.	23,411	2,579,424
RenaissanceRe Holdings Ltd.	17,360	2,650,698
SiriusPoint Ltd. (a)	28,328	277,614
		13,249,697
TOTAL INSURANCE		306,109,640
IT SERVICES – 0.0%
Data Processing & Outsourced Services – 0.0%
BM Technologies, Inc. (a)	1,018	10,211
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.4%
Mortgage REITs – 1.4%
AGNC Investment Corp.	186,953	2,966,944
Annaly Capital Management, Inc.	483,125	4,101,731
Apollo Commercial Real Estate Finance, Inc.	49,022	746,115
Arbor Realty Trust, Inc.	41,496	758,547
Ares Commercial Real Estate Corp.	14,497	218,615
ARMOUR Residential REIT, Inc.	24,865	258,596
Blackstone Mortgage Trust, Inc. Class A	48,609	1,575,904
BrightSpire Capital, Inc.	29,176	277,464
Broadmark Realty Capital, Inc.	44,256	458,935
Capstead Mortgage Corp.	34,262	218,249
Chimera Investment Corp.	81,445	1,198,870

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Dynex Capital, Inc.	11,487	$ 200,448
Ellington Financial, Inc.	14,823	269,482
Granite Point Mortgage Trust, Inc.	18,005	254,051
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,312	1,551,322
Invesco Mortgage Capital, Inc.	77,651	267,119
KKR Real Estate Finance Trust, Inc.	11,208	238,842
Ladder Capital Corp.	37,615	429,563
MFA Financial, Inc.	142,011	663,191
New Residential Investment Corp.	159,431	1,556,047
New York Mortgage Trust, Inc.	129,503	565,928
PennyMac Mortgage Investment Trust	31,492	621,022
Ready Capital Corp.	20,525	310,338
Redwood Trust, Inc.	37,132	440,757
Starwood Property Trust, Inc.	98,483	2,563,513
TPG RE Finance Trust, Inc.	17,173	225,997
Two Harbors Investment Corp.	96,928	621,308
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		23,558,898
THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Axos Financial, Inc. (a)	18,352	878,143
Capitol Federal Financial, Inc.	42,906	475,827
Columbia Financial, Inc. (a)	19,075	344,113
Essent Group Ltd.	39,176	1,769,580
Federal Agricultural Mortgage Corp. Class C	3,306	322,335
Flagstar Bancorp, Inc.	18,971	868,113
HomeStreet, Inc.	4,901	184,817
Kearny Financial Corp.	31,434	378,151
Luther Burbank Corp.	7,988	103,524
Merchants Bancorp	3,964	145,241
Meridian Bancorp, Inc.	17,737	338,954
Meta Financial Group, Inc.	8,128	403,962
MGIC Investment Corp.	116,375	1,610,630
Mr. Cooper Group, Inc. (a)	25,094	932,995

	Shares	Value

New York Community Bancorp, Inc.	163,528	$ 1,926,360
NMI Holdings, Inc. Class A (a)	28,658	631,049
Northfield Bancorp, Inc.	16,293	268,020
Northwest Bancshares, Inc.	27,334	363,815
PennyMac Financial Services, Inc.	19,329	1,215,601
Premier Financial Corp.	13,186	353,121
Provident Financial Services, Inc.	27,885	602,316
Radian Group, Inc.	68,103	1,537,766
Rocket Cos., Inc. Class A	46,243	797,229
TFS Financial Corp.	19,532	380,483
TrustCo Bank Corp.	4,098	137,816
UWM Holdings Corp.	32,005	244,198
Walker & Dunlop, Inc.	10,687	1,105,891
Washington Federal, Inc.	28,332	914,274
Waterstone Financial, Inc.	9,741	192,190
WSFS Financial Corp.	14,413	631,001
TOTAL THRIFTS & MORTGAGE FINANCE		20,057,515
TOTAL COMMON STOCKS (Cost $1,450,918,521)		1,712,708,496
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $1,729,000)	1,729,000	1,729,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,452,647,521)		1,714,437,496
NET OTHER ASSETS (LIABILITIES) – 0.1%		2,497,454
NET ASSETS – 100.0%		$ 1,716,934,950

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	September 2021	$ 444,320	$ (10,099)	$ (10,099)
CME E-mini S&P Financial Select Sector Index Contracts (United States)	32	September 2021	3,592,400	(43,288)	(43,288)
Total Equity Index Contracts					$ (53,387)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,712,708,496	$ 1,712,708,496	$ —	$ —
Money Market Funds	1,729,000	1,729,000	—	—
Total Investments in Securities:	$ 1,714,437,496	$ 1,714,437,496	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (53,387)	$ (53,387)	$ —	$ —
Total Liabilities	$ (53,387)	$ (53,387)	$ —	$ —
Total Derivative Instruments:	$ (53,387)	$ (53,387)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(53,387)
Total Equity Risk	0	(53,387)
Total Value of Derivatives	$0	$(53,387)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Fidelity® MSCI Health Care Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 18.5%
Biotechnology – 18.5%
4D Molecular Therapeutics, Inc. (a)	4,328	$ 107,637
AbbVie, Inc.	823,658	95,791,425
ACADIA Pharmaceuticals, Inc. (a)	56,113	1,213,724
Acceleron Pharma, Inc. (a)	25,477	3,186,154
Adverum Biotechnologies, Inc. (a)	26,910	61,086
Agenus, Inc. (a)	74,872	387,837
Agios Pharmaceuticals, Inc. (a)	29,021	1,395,620
Akebia Therapeutics, Inc. (a)	73,220	180,853
Akero Therapeutics, Inc. (a)	7,189	154,132
Akouos, Inc. (a)	6,449	70,101
Albireo Pharma, Inc. (a)	7,146	204,447
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alector, Inc. (a)	23,965	575,999
Aligos Therapeutics, Inc. (a)	11,821	172,232
Alkermes PLC (a)	74,577	1,929,307
Allakos, Inc. (a)	14,593	1,161,019
Allogene Therapeutics, Inc. (a)	35,839	786,666
Allovir, Inc. (a)	16,585	317,437
Alnylam Pharmaceuticals, Inc. (a)	54,571	9,764,935
ALX Oncology Holdings, Inc. (a)	3,462	202,735
Amgen, Inc.	269,395	65,069,668
Amicus Therapeutics, Inc. (a)	97,955	910,002
AnaptysBio, Inc. (a)	8,242	189,401
Anavex Life Sciences Corp. (a)	30,821	553,237
Anika Therapeutics, Inc. (a)	6,496	260,684
Annexon, Inc. (a)	7,527	158,519
Apellis Pharmaceuticals, Inc. (a)	28,353	1,814,308
Applied Molecular Transport, Inc. (a)	4,946	138,636
Applied Therapeutics, Inc. (a)	8,717	150,020
Arcturus Therapeutics Holdings, Inc. (a)	9,883	309,437
Arcus Biosciences, Inc. (a)	18,058	567,202
Arcutis Biotherapeutics, Inc. (a)	11,512	268,575
Ardelyx, Inc. (a)	24,116	41,962
Arena Pharmaceuticals, Inc. (a)	26,554	1,642,630
Arrowhead Pharmaceuticals, Inc. (a)	46,197	3,200,990
Atara Biotherapeutics, Inc. (a)	32,599	415,637
Athenex, Inc. (a)	26,076	98,307
Athersys, Inc. (a)	89,073	145,189
Atreca, Inc. Class A (a)	12,425	68,213
Aurinia Pharmaceuticals, Inc. (a)	47,380	642,473
Avid Bioservices, Inc. (a)	28,181	722,843
Avidity Biosciences, Inc. (a)	7,822	151,043
Avrobio, Inc. (a)	16,596	122,147
Beam Therapeutics, Inc. (a)	14,198	1,306,216
BioAtla, Inc. (a)	3,784	155,106
BioCryst Pharmaceuticals, Inc. (a)	82,255	1,325,951
Biogen, Inc. (a)	71,051	23,214,493

	Shares	Value

Biohaven Pharmaceutical Holding Co. Ltd. (a)	25,211	$ 3,176,838
BioMarin Pharmaceutical, Inc. (a)	84,767	6,504,172
Bioxcel Therapeutics, Inc. (a)	8,914	228,109
Black Diamond Therapeutics, Inc. (a)	10,009	95,686
Bluebird Bio, Inc. (a)	31,862	809,613
Blueprint Medicines Corp. (a)	25,831	2,269,770
Bolt Biotherapeutics, Inc. (a)	5,892	65,696
Bridgebio Pharma, Inc. (a)	31,530	1,685,278
C4 Therapeutics, Inc. (a)	4,996	215,527
CareDx, Inc. (a)	24,357	2,046,962
Catalyst Pharmaceuticals, Inc. (a)	47,907	279,777
Celldex Therapeutics, Inc. (a)	18,427	806,181
CEL-SCI Corp. (a)	18,777	150,779
Cerevel Therapeutics Holdings, Inc. (a)	19,621	483,461
ChemoCentryx, Inc. (a)	22,719	335,787
Chimerix, Inc. (a)	33,266	220,554
Clovis Oncology, Inc. (a)	45,996	222,161
Coherus Biosciences, Inc. (a)	26,717	348,657
Cortexyme, Inc. (a)	7,517	424,786
Crinetics Pharmaceuticals, Inc. (a)	10,511	188,988
CRISPR Therapeutics AG (a)	28,171	3,409,254
Cue Biopharma, Inc. (a)	12,219	127,322
Cullinan Management, Inc. (a)	6,002	137,626
Curis, Inc. (a)	31,649	240,216
Cytokinetics, Inc. (a)	34,301	1,018,054
CytomX Therapeutics, Inc. (a)	24,146	130,630
Deciphera Pharmaceuticals, Inc. (a)	18,690	569,858
Denali Therapeutics, Inc. (a)	36,453	1,860,197
DermTech, Inc. (a)	7,989	268,910
Dicerna Pharmaceuticals, Inc. (a)	31,283	1,173,425
Dynavax Technologies Corp. (a)	52,465	490,023
Dyne Therapeutics, Inc. (a)	10,722	193,747
Eagle Pharmaceuticals, Inc. (a)	5,191	241,382
Editas Medicine, Inc. (a)	31,202	1,306,116
Emergent BioSolutions, Inc. (a)	22,337	1,472,008
Enanta Pharmaceuticals, Inc. (a)	8,687	367,026
Epizyme, Inc. (a)	33,589	222,695
Essa Pharma, Inc. (a)	9,832	219,942
Exact Sciences Corp. (a)	78,866	8,504,909
Exelixis, Inc. (a)	144,851	2,440,739
Fate Therapeutics, Inc. (a)	35,096	2,905,949
FibroGen, Inc. (a)	38,182	496,366
Flexion Therapeutics, Inc. (a)	20,357	120,717
Forma Therapeutics Holdings, Inc. (a)	7,718	176,665
Frequency Therapeutics, Inc. (a)	11,911	99,219
G1 Therapeutics, Inc. (a)	13,122	227,142
Generation Bio Co. (a)	16,771	364,602
Geron Corp. (a)	110,660	135,005
Gilead Sciences, Inc.	586,109	40,025,384

See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Global Blood Therapeutics, Inc. (a)	26,044	$ 711,783
Gossamer Bio, Inc. (a)	21,849	171,733
Halozyme Therapeutics, Inc. (a)	60,171	2,486,867
Heron Therapeutics, Inc. (a)	40,706	503,126
Homology Medicines, Inc. (a)	17,341	110,289
Horizon Therapeutics PLC (a)	99,274	9,929,385
Humanigen, Inc. (a)	14,896	240,124
IGM Biosciences, Inc. (a)	3,455	234,975
ImmunityBio, Inc. (a)	17,660	193,554
ImmunoGen, Inc. (a)	92,825	520,748
Immunovant, Inc. (a)	16,262	170,101
Incyte Corp. (a)	87,158	6,741,671
Inhibrx, Inc. (a)	4,437	126,277
Inovio Pharmaceuticals, Inc. (a)	97,037	815,111
Insmed, Inc. (a)	48,063	1,182,350
Intellia Therapeutics, Inc. (a)	28,434	4,033,363
Intercept Pharmaceuticals, Inc. (a)	13,961	241,246
Invitae Corp. (a)	78,346	2,192,905
Ionis Pharmaceuticals, Inc. (a)	59,496	2,209,681
Iovance Biotherapeutics, Inc. (a)	54,466	1,212,958
Ironwood Pharmaceuticals, Inc. (a)	71,557	949,561
IVERIC bio, Inc. (a)	30,676	264,734
Kadmon Holdings, Inc. (a)	64,240	241,542
Karuna Therapeutics, Inc. (a)	8,759	1,000,453
Karyopharm Therapeutics, Inc. (a)	27,657	230,383
Keros Therapeutics, Inc. (a)	5,906	217,341
Kiniksa Pharmaceuticals Ltd. Class A (a)	11,154	170,991
Kinnate Biopharma, Inc. (a)	5,037	108,698
Kodiak Sciences, Inc. (a)	14,108	1,182,815
Kronos Bio, Inc. (a)	7,788	159,265
Krystal Biotech, Inc. (a)	6,604	385,938
Kura Oncology, Inc. (a)	25,801	488,671
Kymera Therapeutics, Inc. (a)	12,625	759,772
Lexicon Pharmaceuticals, Inc. (a)	26,747	94,684
Ligand Pharmaceuticals, Inc. (a)	7,823	887,989
MacroGenics, Inc. (a)	20,846	520,316
Madrigal Pharmaceuticals, Inc. (a)	4,452	388,749
MannKind Corp. (a)	109,607	449,389
MeiraGTx Holdings PLC (a)	10,243	143,300
Mersana Therapeutics, Inc. (a)	26,245	288,695
Merus N.V. (a)	10,471	180,101
MiMedx Group, Inc. (a)	33,034	404,997
Mirati Therapeutics, Inc. (a)	16,531	2,645,952
Moderna, Inc. (a)	147,654	52,210,454
Molecular Templates, Inc. (a)	15,739	110,173
Morphic Holding, Inc. (a)	8,331	480,032
Myovant Sciences Ltd. (a)	17,112	351,138
Myriad Genetics, Inc. (a)	34,707	1,097,782

	Shares	Value

Natera, Inc. (a)	36,205	$ 4,146,197
Neoleukin Therapeutics, Inc. (a)	15,540	108,625
Neurocrine Biosciences, Inc. (a)	43,829	4,085,301
Nkarta, Inc. (a)	3,822	121,387
Novavax, Inc. (a)	32,728	5,869,112
Nurix Therapeutics, Inc. (a)	9,248	284,284
Ocugen, Inc. (a)	87,127	584,622
Opko Health, Inc. (a)	206,681	710,983
Organogenesis Holdings, Inc. (a)	14,819	227,323
ORIC Pharmaceuticals, Inc. (a)	11,051	183,999
Passage Bio, Inc. (a)	11,081	130,756
PMV Pharmaceuticals, Inc. (a)	5,186	176,376
Praxis Precision Medicines, Inc. (a)	10,097	157,513
Preciden, Inc. (a)	42,256	231,985
Precision BioSciences, Inc. (a)	21,181	208,845
Prelude Therapeutics, Inc. (a)	4,315	138,253
Protagonist Therapeutics, Inc. (a)	18,231	901,158
Prothena Corp. PLC (a)	12,932	647,893
PTC Therapeutics, Inc. (a)	29,370	1,125,752
Puma Biotechnology, Inc. (a)	13,185	99,151
Radius Health, Inc. (a)	18,459	279,285
Rapt Therapeutics, Inc. (a)	8,665	265,756
Regeneron Pharmaceuticals, Inc. (a)	49,108	28,217,948
REGENXBIO, Inc. (a)	14,698	475,039
Relay Therapeutics, Inc. (a)	14,657	475,473
Repare Therapeutics, Inc. (a)	4,331	144,655
Replimune Group, Inc. (a)	9,689	317,121
REVOLUTION Medicines, Inc. (a)	21,730	622,347
Rhythm Pharmaceuticals, Inc. (a)	16,151	279,251
Rigel Pharmaceuticals, Inc. (a)	76,962	307,848
Rocket Pharmaceuticals, Inc. (a)	16,832	602,922
Rubius Therapeutics, Inc. (a)	16,927	363,761
Sage Therapeutics, Inc. (a)	24,277	1,061,633
Sangamo Therapeutics, Inc. (a)	57,270	548,647
Sarepta Therapeutics, Inc. (a)	35,368	2,397,243
Scholar Rock Holding Corp. (a)	10,035	313,594
Seagen, Inc. (a)	63,378	9,721,551
Seres Therapeutics, Inc. (a)	31,704	225,098
Shattuck Labs, Inc. (a)	6,775	149,321
Silverback Therapeutics, Inc. (a)	4,855	147,009
Sorrento Therapeutics, Inc. (a)	123,360	1,012,786
Spectrum Pharmaceuticals, Inc. (a)	74,232	239,027
SpringWorks Therapeutics, Inc. (a)	9,156	784,669
Stoke Therapeutics, Inc. (a)	5,935	169,919
Sutro Biopharma, Inc. (a)	14,878	253,372
Syndax Pharmaceuticals, Inc. (a)	17,458	254,538
Taysha Gene Therapies, Inc. (a)	7,870	136,072
TCR2 Therapeutics, Inc. (a)	10,692	133,008
TG Therapeutics, Inc. (a)	55,007	1,924,695
Translate Bio, Inc. (a)	20,998	580,385
Travere Therapeutics, Inc. (a)	24,427	335,871

See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Turning Point Therapeutics, Inc. (a)	19,259	$ 1,229,109
Twist Bioscience Corp. (a)	20,523	2,525,355
Ultragenyx Pharmaceutical, Inc. (a)	29,786	2,377,816
uniQure N.V. (a)	15,403	446,841
United Therapeutics Corp. (a)	20,794	3,783,052
Vanda Pharmaceuticals, Inc. (a)	25,579	417,193
Vaxart, Inc. (a)	51,627	371,198
Vaxcyte, Inc. (a)	9,441	204,681
VBI Vaccines, Inc. (a)	76,343	227,502
Veracyte, Inc. (a)	31,428	1,400,432
Vericel Corp. (a)	18,135	960,067
Vertex Pharmaceuticals, Inc. (a)	121,255	24,442,583
Viking Therapeutics, Inc. (a)	31,791	195,515
Vir Biotechnology, Inc. (a)	29,605	1,055,418
XBiotech, Inc.	8,688	140,746
Xencor, Inc. (a)	24,299	747,923
Xenon Pharmaceuticals, Inc. (a)	13,306	229,795
Y-mAbs Therapeutics, Inc. (a)	12,040	398,524
Zentalis Pharmaceuticals, Inc. (a)	9,408	500,600
ZIOPHARM Oncology, Inc. (a)	100,742	228,684
Zymeworks, Inc. (a)	17,092	548,482
TOTAL BIOTECHNOLOGY		526,583,023
HEALTH CARE EQUIPMENT & SUPPLIES – 26.3%
Health Care Equipment – 23.7%
Abbott Laboratories	826,292	99,964,806
ABIOMED, Inc. (a)	21,093	6,900,364
Accelerate Diagnostics, Inc. (a)	14,541	108,476
Alphatec Holdings, Inc. (a)	29,600	436,304
AngioDynamics, Inc. (a)	17,369	462,536
Aspira Women's Health, Inc. (a)	23,288	104,330
AtriCure, Inc. (a)	19,813	1,673,406
AxoGen, Inc. (a)	17,878	364,175
Axonics, Inc. (a)	13,872	942,602
Baxter International, Inc.	235,591	18,222,964
Becton Dickinson and Co.	135,523	34,660,007
Boston Scientific Corp. (a)	661,004	30,141,782
Butterfly Network, Inc. (a)	45,820	492,107
Cardiovascular Systems, Inc. (a)	18,451	743,391
CONMED Corp.	13,507	1,863,156
CryoLife, Inc. (a)	18,373	496,071
CryoPort, Inc. (a)	16,399	1,012,146
Danaher Corp.	298,972	88,941,180
DexCom, Inc. (a)	44,860	23,125,779
Eargo, Inc. (a)	5,320	191,520
Edwards Lifesciences Corp. (a)	291,292	32,703,353
Envista Holdings Corp. (a)	74,841	3,224,150
Glaukos Corp. (a)	20,825	1,062,075
Globus Medical, Inc. Class A (a)	36,150	3,006,596

	Shares	Value

Heska Corp. (a)	4,243	$ 1,021,290
Hill-Rom Holdings, Inc.	30,981	4,289,629
Hologic, Inc. (a)	120,177	9,018,082
IDEXX Laboratories, Inc. (a)	39,844	27,035,349
Inari Medical, Inc. (a)	9,129	819,693
Inogen, Inc. (a)	8,908	710,591
Insulet Corp. (a)	30,824	8,621,165
Integer Holdings Corp. (a)	15,506	1,517,882
Integra LifeSciences Holdings Corp. (a)	33,644	2,435,489
Intersect ENT, Inc. (a)	14,397	336,170
Intuitive Surgical, Inc. (a)	54,909	54,440,077
iRhythm Technologies, Inc. (a)	13,529	691,602
LeMaitre Vascular, Inc.	8,409	457,954
LivaNova PLC (a)	22,875	1,974,113
Masimo Corp. (a)	24,486	6,669,742
Medtronic PLC	628,496	82,527,810
Mesa Laboratories, Inc.	2,384	702,112
Natus Medical, Inc. (a)	16,273	434,489
Nevro Corp. (a)	15,276	2,367,780
Novocure Ltd. (a)	42,993	6,621,352
NuVasive, Inc. (a)	23,805	1,522,330
Ortho Clinical Diagnostics Holdings PLC (a)	43,490	977,220
Orthofix Medical, Inc. (a)	8,786	349,156
Outset Medical, Inc. (a)	18,016	737,935
Penumbra, Inc. (a)	16,153	4,300,413
ResMed, Inc.	67,871	18,447,338
Senseonics Holdings, Inc. (a)	168,484	517,246
Shockwave Medical, Inc. (a)	14,450	2,629,900
Steris PLC	46,473	10,128,790
Stryker Corp.	157,922	42,787,387
Surmodics, Inc. (a)	6,362	350,610
Tactile Systems Technology, Inc. (a)	9,156	448,461
Tandem Diabetes Care, Inc. (a)	29,240	3,177,511
Teleflex, Inc.	21,775	8,654,038
TransMedics Group, Inc. (a)	11,408	325,356
Vapotherm, Inc. (a)	7,808	201,915
Varex Imaging Corp. (a)	18,205	496,997
ViewRay, Inc. (a)	55,716	369,954
Zimmer Biomet Holdings, Inc.	96,947	15,843,079
Zomedica Corp. (a)	416,879	253,629
Zynex, Inc. (a)	10,348	143,734
		676,198,646
Health Care Supplies – 2.6%
Align Technology, Inc. (a)	34,942	24,312,644
Atrion Corp.	702	441,516
Avanos Medical, Inc. (a)	22,247	844,051
BioLife Solutions, Inc. (a)	12,228	573,493
Cerus Corp. (a)	80,380	405,115
DENTSPLY SIRONA, Inc.	101,937	6,731,919
See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Establishment Labs Holdings, Inc. (a)	8,775	$ 695,770
Haemonetics Corp. (a)	23,868	1,450,936
ICU Medical, Inc. (a)	9,306	1,891,817
Lantheus Holdings, Inc. (a)	31,008	811,479
Meridian Bioscience, Inc. (a)	18,986	389,213
Merit Medical Systems, Inc. (a)	23,160	1,623,284
Neogen Corp. (a)	49,924	2,174,689
OraSure Technologies, Inc. (a)	32,801	386,724
OrthoPediatrics Corp. (a)	6,337	398,217
Pulmonx Corp. (a)	9,098	360,827
Quidel Corp. (a)	17,790	2,516,751
Quotient Ltd. (a)	37,188	126,811
SI-BONE, Inc. (a)	11,993	363,868
Silk Road Medical, Inc. (a)	14,940	749,689
SmileDirectClub, Inc. (a)	47,339	334,213
STAAR Surgical Co. (a)	17,462	2,233,739
The Cooper Cos., Inc.	22,924	9,668,656
West Pharmaceutical Services, Inc.	34,563	14,230,624
		73,716,045
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		749,914,691
HEALTH CARE PROVIDERS & SERVICES – 18.6%
Health Care Distributors – 1.5%
AdaptHealth Corp. (a)	26,595	595,462
AmerisourceBergen Corp.	71,611	8,748,716
Apria, Inc. (a)	6,530	205,891
Cardinal Health, Inc.	136,976	8,133,635
Covetrus, Inc. (a)	47,170	1,200,948
Henry Schein, Inc. (a)	66,449	5,325,887
McKesson Corp.	74,161	15,116,237
Owens & Minor, Inc.	32,442	1,500,442
Patterson Cos., Inc.	40,233	1,252,453
PetIQ, Inc. (a)	9,714	343,487
		42,423,158
Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc. (a)	39,630	2,445,964
Brookdale Senior Living, Inc. (a)	86,404	649,758
Community Health Systems, Inc. (a)	51,033	679,760
Encompass Health Corp.	46,429	3,865,214
Hanger, Inc. (a)	17,813	437,131
HCA Healthcare, Inc.	126,836	31,480,695
National HealthCare Corp.	6,149	477,470
Select Medical Holdings Corp.	50,685	1,999,523
Surgery Partners, Inc. (a)	15,072	822,328
Tenet Healthcare Corp. (a)	42,314	3,039,838
The Ensign Group, Inc.	24,372	2,073,326
The Joint Corp. (a)	6,555	517,779
The Pennant Group, Inc. (a)	12,217	418,066
Universal Health Services, Inc. Class B	36,305	5,823,685

	Shares	Value

US Physical Therapy, Inc.	6,098	$ 720,540
		55,451,077
Health Care Services – 5.2%
1Life Healthcare, Inc. (a)	38,032	1,028,385
Accolade, Inc. (a)	14,912	698,031
Addus HomeCare Corp. (a)	7,317	635,043
Amedisys, Inc. (a)	15,328	3,994,783
AMN Healthcare Services, Inc. (a)	22,078	2,220,164
Apollo Medical Holdings, Inc. (a)	14,176	1,252,733
Castle Biosciences, Inc. (a)	9,178	641,083
Chemed Corp.	7,453	3,547,777
Cigna Corp.	164,107	37,660,916
CorVel Corp. (a)	4,689	660,305
CVS Health Corp.	611,653	50,375,741
DaVita, Inc. (a)	33,169	3,988,572
Fulgent Genetics, Inc. (a)	6,749	622,595
Guardant Health, Inc. (a)	39,814	4,371,577
Hims & Hers Health, Inc. (a)	33,899	268,141
Laboratory Corp. of America Holdings (a)	45,524	13,481,933
LHC Group, Inc. (a)	14,035	3,020,051
MEDNAX, Inc. (a)	35,695	1,039,439
ModivCare, Inc. (a)	5,915	1,005,550
National Research Corp.	6,569	346,712
Oak Street Health, Inc. (a)	45,048	2,839,826
Ontrak, Inc. (a)	4,214	113,820
Option Care Health, Inc. (a)	37,473	776,441
Premier, Inc. Class A	57,405	2,045,914
Quest Diagnostics, Inc.	62,246	8,826,483
R1 RCM, Inc. (a)	54,418	1,165,089
RadNet, Inc. (a)	20,707	760,775
Signify Health, Inc. (a)	15,544	409,118
Tivity Health, Inc. (a)	18,152	455,252
		148,252,249
Managed Health Care – 10.0%
Anthem, Inc.	114,235	43,867,382
Centene Corp. (a)	271,272	18,611,972
Clover Health Investments Corp. (a)	53,857	434,626
HealthEquity, Inc. (a)	38,440	2,843,791
Humana, Inc.	60,106	25,596,741
Magellan Health, Inc. (a)	9,804	924,713
Molina Healthcare, Inc. (a)	27,049	7,384,648
Progyny, Inc. (a)	24,195	1,347,420
Triple-S Management Corp. Class B (a)	11,365	276,510
UnitedHealth Group, Inc.	442,553	182,429,198
		283,717,001
TOTAL HEALTH CARE PROVIDERS & SERVICES		529,843,485

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – 2.2%
Health Care Technology – 2.2%
Allscripts Healthcare Solutions, Inc. (a)	74,104	$ 1,265,696
American Well Corp. Class A (a)	23,876	278,155
Cerner Corp.	142,867	11,485,078
Certara, Inc. (a)	21,263	578,566
Change Healthcare, Inc. (a)	107,108	2,325,315
Computer Programs & Systems, Inc.	6,592	208,109
Evolent Health, Inc. Class A (a)	39,734	911,498
Health Catalyst, Inc. (a)	17,340	1,006,760
HealthStream, Inc. (a)	11,744	343,042
Inovalon Holdings, Inc. Class A (a)	35,646	1,350,271
Inspire Medical Systems, Inc. (a)	12,727	2,331,077
Multiplan Corp. (a)	61,974	498,891
NextGen Healthcare, Inc. (a)	26,605	431,533
Omnicell, Inc. (a)	20,073	2,940,695
OptimizeRx Corp. (a)	6,899	381,308
Phreesia, Inc. (a)	20,779	1,420,245
Schrodinger, Inc. (a)	20,870	1,412,273
Simulations Plus, Inc.	7,423	350,291
Tabula Rasa HealthCare, Inc. (a)	10,847	465,987
Teladoc Health, Inc. (a)	63,085	9,364,968
Veeva Systems, Inc. Class A (a)	63,608	21,163,018
Vocera Communications, Inc. (a)	15,484	649,709
TOTAL HEALTH CARE TECHNOLOGY		61,162,485
LIFE SCIENCES TOOLS & SERVICES – 10.1%
Life Sciences Tools & Services – 10.1%
10X Genomics, Inc. Class A (a)	34,126	6,252,907
Adaptive Biotechnologies Corp. (a)	42,347	1,552,441
Agilent Technologies, Inc.	142,260	21,798,500
Avantor, Inc. (a)	243,811	9,162,417
Bionano Genomics, Inc. (a)	129,087	765,486
Bio-Rad Laboratories, Inc. Class A (a)	10,397	7,688,685
Bio-Techne Corp.	18,097	8,727,097
Bruker Corp.	49,996	4,112,171
Charles River Laboratories International, Inc. (a)	23,418	9,529,253
Codexis, Inc. (a)	26,569	562,200
Fluidigm Corp. (a)	33,629	249,191
Illumina, Inc. (a)	68,051	33,736,283
IQVIA Holdings, Inc. (a)	89,447	22,156,022
Maravai LifeSciences Holdings, Inc. Class A (a)	41,506	1,825,019
Medpace Holdings, Inc. (a)	13,399	2,357,420
Mettler-Toledo International, Inc. (a)	10,921	16,094,387
NanoString Technologies, Inc. (a)	20,669	1,280,238
NeoGenomics, Inc. (a)	52,087	2,401,211
Pacific Biosciences of California, Inc. (a)	85,988	2,764,514

	Shares	Value

PerkinElmer, Inc.	52,230	$ 9,517,873
Personalis, Inc. (a)	15,185	318,733
PPD, Inc. (a)	57,367	2,645,766
Quanterix Corp. (a)	13,180	700,517
Repligen Corp. (a)	24,268	5,962,648
Seer, Inc. (a)	5,204	166,216
Sotera Health Co. (a)	39,316	931,789
Syneos Health, Inc. (a)	48,417	4,341,552
Thermo Fisher Scientific, Inc.	183,676	99,186,877
Waters Corp. (a)	29,007	11,307,219
TOTAL LIFE SCIENCES TOOLS & SERVICES		288,094,632
PHARMACEUTICALS – 24.0%
Pharmaceuticals – 24.0%
Aclaris Therapeutics, Inc. (a)	20,447	305,274
Aerie Pharmaceuticals, Inc. (a)	20,603	325,115
Amneal Pharmaceuticals, Inc. (a)	44,509	219,429
Amphastar Pharmaceuticals, Inc. (a)	18,162	380,494
ANI Pharmaceuticals, Inc. (a)	4,469	151,633
Antares Pharma, Inc. (a)	72,733	320,025
Arvinas, Inc. (a)	16,521	1,670,273
Atea Pharmaceuticals, Inc. (a)	7,667	191,982
Axsome Therapeutics, Inc. (a)	11,244	546,346
BioDelivery Sciences International, Inc. (a)	38,602	145,144
Bristol-Myers Squibb Co.	1,045,016	70,925,236
Cara Therapeutics, Inc. (a)	18,478	221,182
Cassava Sciences, Inc. (a)	17,179	1,194,456
Catalent, Inc. (a)	79,397	9,512,555
Collegium Pharmaceutical, Inc. (a)	14,397	358,341
Corcept Therapeutics, Inc. (a)	51,827	1,076,447
Durect Corp. (a)	113,000	159,330
Elanco Animal Health, Inc. (a)	198,103	7,224,816
Eli Lilly & Co.	379,982	92,525,617
Endo International PLC (a)	105,847	535,586
Esperion Therapeutics, Inc. (a)	11,005	169,367
Harmony Biosciences Holdings, Inc. (a)	7,904	206,769
Innoviva, Inc. (a)	31,317	444,075
Intra-Cellular Therapies, Inc. (a)	31,861	1,093,788
Jazz Pharmaceuticals PLC (a)	28,309	4,798,942
Johnson & Johnson	1,226,083	211,131,493
Kala Pharmaceuticals, Inc. (a)	15,602	53,827
Merck & Co., Inc.	1,180,205	90,722,358
Nektar Therapeutics (a)	83,098	1,312,117
NGM Biopharmaceuticals, Inc. (a)	14,205	289,640
Nuvation Bio, Inc. (a)	55,197	476,902
Ocular Therapeutix, Inc. (a)	28,580	314,666
Omeros Corp. (a)	27,778	402,781
Organon & Co.	118,150	3,427,531
Pacira BioSciences, Inc. (a)	20,120	1,186,074
See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Perrigo Co. PLC	62,473	$ 3,000,578
Pfizer, Inc.	2,601,553	111,372,484
Phathom Pharmaceuticals, Inc. (a)	6,512	209,035
Phibro Animal Health Corp. Class A	9,810	232,203
Pliant Therapeutics, Inc. (a)	5,996	121,119
Prestige Consumer Healthcare, Inc. (a)	23,101	1,213,958
Provention Bio, Inc. (a)	22,050	133,843
Reata Pharmaceuticals, Inc. Class A (a)	12,232	1,532,792
Relmada Therapeutics, Inc. (a)	5,050	131,300
Revance Therapeutics, Inc. (a)	31,406	913,286
Royalty Pharma PLC Class A	81,598	3,117,044
SIGA Technologies, Inc. (a)	21,324	135,834
Supernus Pharmaceuticals, Inc. (a)	24,160	636,133
TherapeuticsMD, Inc. (a)	173,378	173,378
Theravance Biopharma, Inc. (a)	24,937	323,682
Tilray, Inc. Class 2 (a)	194,840	2,846,612
Viatris, Inc.	574,366	8,081,330
Zoetis, Inc.	221,629	44,924,198
Zogenix, Inc. (a)	23,206	376,169
TOTAL PHARMACEUTICALS		683,494,589
TOTAL COMMON STOCKS (Cost $2,022,660,672)		2,839,092,905
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $4,264,000)	4,264,000	$ 4,264,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,026,924,672)		2,843,356,905
NET OTHER ASSETS (LIABILITIES) – 0.1%		2,881,658
NET ASSETS – 100.0%		$ 2,846,238,563

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	September 2021	$ 777,560	$ (12,611)	$ (12,611)
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	45	September 2021	5,993,550	228,452	228,452
Total Equity Index Contracts					$ 215,841
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,839,092,905	$ 2,839,073,064	$ —	$ 19,841
Money Market Funds	4,264,000	4,264,000	—	—
Total Investments in Securities:	$ 2,843,356,905	$ 2,843,337,064	$ —	$ 19,841
Derivative Instruments:
Assets
Futures Contracts	$ 228,452	$ 228,452	$ —	$ —
Total Assets	$ 228,452	$ 228,452	$ —	$ —
Liabilities
Futures Contracts	$ (12,611)	$ (12,611)	$ —	$ —
Total Liabilities	$ (12,611)	$ (12,611)	$ —	$ —
Total Derivative Instruments:	$ 215,841	$ 215,841	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$228,452	$(12,611)
Total Equity Risk	228,452	(12,611)
Total Value of Derivatives	$228,452	$(12,611)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 16.3%
Aerospace & Defense – 16.3%
AAR Corp. (a)	7,015	$ 250,856
Aerojet Rocketdyne Holdings, Inc.	13,797	650,943
AeroVironment, Inc. (a)	4,854	490,739
Axon Enterprise, Inc. (a)	13,320	2,477,786
BWX Technologies, Inc.	19,898	1,142,742
Curtiss-Wright Corp.	8,576	1,014,541
Ducommun, Inc. (a)	2,298	123,977
General Dynamics Corp.	51,066	10,010,468
HEICO Corp.	9,081	1,228,205
HEICO Corp. Class A	15,342	1,860,831
Hexcel Corp. (a)	17,525	953,711
Howmet Aerospace, Inc. (a)	82,013	2,691,667
Huntington Ingalls Industries, Inc.	8,481	1,739,708
Kaman Corp.	5,236	232,217
Kratos Defense & Security Solutions, Inc. (a)	25,817	702,222
L3Harris Technologies, Inc.	44,107	10,000,821
Lockheed Martin Corp.	52,905	19,663,201
Maxar Technologies, Inc.	14,906	540,641
Mercury Systems, Inc. (a)	11,761	776,226
Moog, Inc. Class A	6,152	479,056
National Presto Industries, Inc.	1,106	106,707
Northrop Grumman Corp.	33,252	12,071,141
PAE, Inc. (a)	13,864	123,667
Parsons Corp. (a)	5,378	207,698
Raytheon Technologies Corp.	318,881	27,726,703
Spirit AeroSystems Holdings, Inc. Class A	22,108	955,287
Teledyne Technologies, Inc. (a)	9,733	4,406,810
Textron, Inc.	47,530	3,280,045
The Boeing Co. (a)	116,232	26,324,223
TransDigm Group, Inc. (a)	10,909	6,993,651
Triumph Group, Inc. (a)	11,519	219,437
Vectrus, Inc. (a)	2,502	113,316
Virgin Galactic Holdings, Inc. (a)	27,001	809,760
TOTAL AEROSPACE & DEFENSE		140,369,003
AIR FREIGHT & LOGISTICS – 6.3%
Air Freight & Logistics – 6.3%
Air Transport Services Group, Inc. (a)	3,160	76,472
Atlas Air Worldwide Holdings, Inc. (a)	1,504	100,723
CH Robinson Worldwide, Inc.	28,111	2,506,658
Echo Global Logistics, Inc. (a)	5,625	173,981
Expeditors International of Washington, Inc.	35,545	4,558,646
FedEx Corp.	52,847	14,794,518
Forward Air Corp.	5,763	509,680
Hub Group, Inc. Class A (a)	7,079	469,196

	Shares	Value

United Parcel Service, Inc. Class B	150,998	$ 28,894,977
XPO Logistics, Inc. (a)	18,264	2,533,034
TOTAL AIR FREIGHT & LOGISTICS		54,617,885
AIRLINES – 0.5%
Airlines – 0.5%
Alaska Air Group, Inc. (a)	6,472	375,570
Allegiant Travel Co. (a)	856	162,743
American Airlines Group, Inc. (a)	33,498	682,689
Delta Air Lines, Inc. (a)	33,420	1,333,458
Hawaiian Holdings, Inc. (a)	2,494	49,207
JetBlue Airways Corp. (a)	16,538	244,597
SkyWest, Inc. (a)	2,615	105,881
Southwest Airlines Co. (a)	31,085	1,570,414
Spirit Airlines, Inc. (a)	5,675	153,112
TOTAL AIRLINES		4,677,671
BUILDING PRODUCTS – 7.2%
Building Products – 7.2%
AAON, Inc.	8,761	544,496
Advanced Drainage Systems, Inc.	11,136	1,359,594
Allegion PLC	19,072	2,605,235
American Woodmark Corp. (a)	3,563	264,553
AO Smith Corp.	28,556	2,008,343
Apogee Enterprises, Inc.	5,378	213,345
Armstrong World Industries, Inc.	10,009	1,082,774
Builders FirstSource, Inc. (a)	40,831	1,816,979
Carlisle Cos., Inc.	11,210	2,267,110
Carrier Global Corp.	173,339	9,576,980
Cornerstone Building Brands, Inc. (a)	10,384	174,659
CSW Industrials, Inc.	3,158	373,560
Fortune Brands Home & Security, Inc.	29,133	2,839,594
Gibraltar Industries, Inc. (a)	6,800	507,824
Griffon Corp.	10,057	232,518
Insteel Industries, Inc.	4,074	158,193
JELD-WEN Holding, Inc. (a)	14,785	391,507
Johnson Controls International PLC	151,157	10,795,633
Lennox International, Inc.	7,137	2,351,142
Masco Corp.	54,013	3,225,116
Masonite International Corp. (a)	4,864	550,410
Owens Corning	22,067	2,121,963
PGT Innovations, Inc. (a)	12,329	278,389
Quanex Building Products Corp.	7,039	174,849
Resideo Technologies, Inc. (a)	29,270	863,465
Simpson Manufacturing Co., Inc.	9,096	1,023,118
The AZEK Co., Inc. (a)	19,446	707,251
Trane Technologies PLC	50,037	10,188,034
Trex Co., Inc. (a)	24,350	2,364,385
UFP Industries, Inc.	12,815	951,642
TOTAL BUILDING PRODUCTS		62,012,661

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.8%
Commercial Printing – 0.2%
Brady Corp. Class A	10,157	$ 555,385
Cimpress PLC (a)	3,542	362,170
Deluxe Corp.	8,908	391,061
Ennis, Inc.	5,677	112,234
		1,420,850
Diversified Support Services – 2.1%
Cintas Corp.	19,837	7,819,349
Copart, Inc. (a)	44,635	6,561,345
Driven Brands Holdings, Inc. (a)	8,766	278,934
Healthcare Services Group, Inc.	15,846	413,581
IAA, Inc. (a)	28,183	1,704,508
KAR Auction Services, Inc. (a)	27,499	453,183
Matthews International Corp. Class A	6,635	229,571
UniFirst Corp.	3,187	694,033
Viad Corp. (a)	4,423	202,794
		18,357,298
Environmental & Facilities Services – 4.0%
ABM Industries, Inc.	14,053	653,324
BrightView Holdings, Inc. (a)	8,810	141,224
Casella Waste Systems, Inc. Class A (a)	10,496	721,915
Clean Harbors, Inc. (a)	10,902	1,035,690
Covanta Holding Corp.	25,172	505,957
Harsco Corp. (a)	16,390	329,767
Heritage-Crystal Clean, Inc. (a)	3,247	91,501
Montrose Environmental Group, Inc. (a)	4,488	240,961
Republic Services, Inc.	46,847	5,544,811
Rollins, Inc.	46,579	1,785,373
SP Plus Corp. (a)	4,951	162,343
Stericycle, Inc. (a)	19,188	1,353,713
Tetra Tech, Inc.	11,359	1,516,654
US Ecology, Inc. (a)	6,600	231,000
Waste Connections, Inc.	55,054	6,974,791
Waste Management, Inc.	88,805	13,166,229
		34,455,253
Office Services & Supplies – 0.4%
ACCO Brands Corp.	20,286	181,357
Herman Miller, Inc.	15,795	681,554
HNI Corp.	8,936	333,313
Interface, Inc.	12,316	177,597
Kimball International, Inc. Class B	7,983	98,830
MSA Safety, Inc.	7,777	1,279,161
Pitney Bowes, Inc.	24,640	197,120
Steelcase, Inc. Class A	17,735	243,856
		3,192,788
Security & Alarm Services – 0.1%
ADT, Inc.	32,303	338,858
CoreCivic, Inc. (a)	25,082	257,843

	Shares	Value

The Brink's Co.	10,354	$ 796,844
		1,393,545
TOTAL COMMERCIAL SERVICES & SUPPLIES		58,819,734
CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	29,393	1,850,583
Ameresco, Inc. Class A (a)	5,004	342,924
API Group Corp. (a)(b)	29,325	672,129
Arcosa, Inc.	10,091	552,583
Argan, Inc.	3,374	151,661
Comfort Systems USA, Inc.	7,580	566,605
Construction Partners, Inc. Class A (a)	6,061	203,528
Dycom Industries, Inc. (a)	6,647	461,302
EMCOR Group, Inc.	11,480	1,398,379
Fluor Corp. (a)	29,477	491,087
Granite Construction, Inc.	9,569	367,641
Great Lakes Dredge & Dock Corp. (a)	13,887	213,860
IES Holdings, Inc. (a)	2,026	110,235
MasTec, Inc. (a)	12,432	1,258,491
MYR Group, Inc. (a)	3,524	337,000
NV5 Global, Inc. (a)	2,624	249,280
Primoris Services Corp.	10,293	307,761
Quanta Services, Inc.	29,187	2,653,098
Sterling Construction Co., Inc. (a)	6,000	131,760
Tutor Perini Corp. (a)	9,600	135,072
Valmont Industries, Inc.	4,444	1,053,006
WillScot Mobile Mini Holdings Corp. (a)	35,908	1,030,919
TOTAL CONSTRUCTION & ENGINEERING		14,538,904
ELECTRICAL EQUIPMENT – 7.6%
Electrical Components & Equipment – 7.5%
Acuity Brands, Inc.	7,546	1,323,418
AMETEK, Inc.	48,387	6,728,212
Array Technologies, Inc. (a)	23,940	324,148
Atkore, Inc. (a)	9,766	733,524
Eaton Corp. PLC	83,546	13,204,445
Emerson Electric Co.	125,924	12,704,472
Encore Wire Corp.	4,363	342,190
EnerSys	8,943	882,316
FuelCell Energy, Inc. (a)	67,538	427,516
Generac Holdings, Inc. (a)	13,195	5,533,455
GrafTech International Ltd.	36,330	413,072
Hubbell, Inc.	11,417	2,288,652
nVent Electric PLC	35,232	1,113,684
Plug Power, Inc. (a)	105,588	2,880,441
Regal-Beloit Corp.	8,505	1,252,191
Rockwell Automation, Inc.	24,377	7,493,977
Romeo Power, Inc. (a)	18,609	131,193
See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Sensata Technologies Holding PLC (a)	33,167	$ 1,944,250
Shoals Technologies Group, Inc. (a)	18,613	541,452
Sunrun, Inc. (a)	36,100	1,912,217
Thermon Group Holdings, Inc. (a)	7,258	120,918
Vertiv Holdings Co.	53,734	1,506,701
Vicor Corp. (a)	4,619	534,003
		64,336,447
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	5,312	281,483
Bloom Energy Corp. Class A (a)	30,173	657,772
TPI Composites, Inc. (a)	7,660	299,812
		1,239,067
TOTAL ELECTRICAL EQUIPMENT		65,575,514
INDUSTRIAL CONGLOMERATES – 10.8%
Industrial Conglomerates – 10.8%
3M Co.	121,531	24,055,846
General Electric Co.	1,840,059	23,828,764
Honeywell International, Inc.	145,960	34,123,988
Raven Industries, Inc.	7,569	440,894
Roper Technologies, Inc.	22,022	10,820,290
TOTAL INDUSTRIAL CONGLOMERATES		93,269,782
MACHINERY – 20.5%
Agricultural & Farm Machinery – 3.2%
AGCO Corp.	13,334	1,761,555
Deere & Co.	62,489	22,595,397
Hydrofarm Holdings Group, Inc. (a)	2,481	122,413
Lindsay Corp.	2,286	367,337
The Toro Co.	22,697	2,581,557
		27,428,259
Construction Machinery & Heavy Trucks – 5.5%
Alamo Group, Inc.	2,111	309,831
Allison Transmission Holdings, Inc.	23,274	928,865
Astec Industries, Inc.	4,518	276,999
Blue Bird Corp. (a)	3,406	85,150
Caterpillar, Inc.	114,438	23,660,056
Cummins, Inc.	30,988	7,192,315
Douglas Dynamics, Inc.	4,815	192,118
Federal Signal Corp.	12,682	502,334
Hyliion Holdings Corp. (a)	19,615	190,266
Ideanomics, Inc.	79,182	187,661
Meritor, Inc. (a)	15,194	369,670
Nikola Corp. (a)	32,840	389,811
Oshkosh Corp.	14,387	1,719,966
PACCAR, Inc.	72,809	6,042,419
REV Group, Inc.	6,036	91,204
Terex Corp.	14,537	696,613

	Shares	Value

The Greenbrier Cos., Inc.	6,946	$ 297,289
The Manitowoc Co., Inc. (a)	7,253	167,907
The Shyft Group, Inc.	6,582	259,594
Trinity Industries, Inc.	17,435	472,663
Wabash National Corp.	10,806	158,200
Westinghouse Air Brake Technologies Corp.	37,695	3,199,175
		47,390,106
Industrial Machinery – 11.8%
Albany International Corp. Class A	6,426	554,885
Altra Industrial Motion Corp.	13,555	849,627
Barnes Group, Inc.	10,047	509,081
Chart Industries, Inc. (a)	7,553	1,174,114
CIRCOR International, Inc. (a)	4,190	129,220
Colfax Corp. (a)	24,988	1,146,449
Columbus McKinnon Corp.	5,881	272,878
Crane Co.	9,746	947,604
Desktop Metal, Inc. Class A (a)	23,042	207,378
Donaldson Co., Inc.	26,440	1,750,064
Dover Corp.	30,160	5,040,339
Energy Recovery, Inc. (a)	7,639	161,565
Enerpac Tool Group Corp.	12,540	321,902
EnPro Industries, Inc.	4,086	380,488
ESCO Technologies, Inc.	5,505	519,507
Evoqua Water Technologies Corp. (a)	25,065	827,396
Flowserve Corp.	27,291	1,148,678
Fortive Corp.	67,367	4,894,886
Franklin Electric Co., Inc.	8,232	673,048
Gates Industrial Corp. PLC (a)	12,088	218,914
Graco, Inc.	35,421	2,765,672
Helios Technologies, Inc.	6,428	519,704
Hillenbrand, Inc.	15,706	711,482
Hyster-Yale Materials Handling, Inc.	1,492	106,887
IDEX Corp.	15,928	3,610,718
Illinois Tool Works, Inc.	66,456	15,063,581
Ingersoll Rand, Inc. (a)	79,102	3,865,715
ITT, Inc.	18,122	1,774,325
John Bean Technologies Corp.	6,647	974,317
Kadant, Inc.	2,409	433,933
Kennametal, Inc.	16,621	602,511
Lincoln Electric Holdings, Inc.	11,870	1,655,034
Luxfer Holdings PLC	6,316	131,689
Mueller Industries, Inc.	10,768	467,331
Mueller Water Products, Inc. Class A	33,188	491,846
Nordson Corp.	10,993	2,485,847
Omega Flex, Inc.	657	103,031
Otis Worldwide Corp.	86,461	7,742,583
Parker Hannifin Corp.	27,088	8,452,269
Pentair PLC	34,904	2,571,378
Proto Labs, Inc. (a)	5,784	452,251
RBC Bearings, Inc. (a)	5,264	1,237,040

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Rexnord Corp.	25,053	$ 1,411,235
Snap-on, Inc.	11,391	2,483,010
SPX Corp. (a)	9,379	625,204
SPX FLOW, Inc.	8,829	725,302
Standex International Corp.	2,600	239,200
Stanley Black & Decker, Inc.	33,765	6,653,393
Tennant Co.	3,892	307,935
The Gorman-Rupp Co.	4,375	156,144
The Middleby Corp. (a)	11,695	2,239,476
The Timken Co.	14,274	1,134,783
Trimas Corp. (a)	9,202	301,089
Watts Water Technologies, Inc. Class A	5,755	867,624
Welbilt, Inc. (a)	28,128	660,727
Woodward, Inc.	12,542	1,524,606
Xylem, Inc.	37,871	4,766,065
		102,042,960
TOTAL MACHINERY		176,861,325
MARINE – 0.0%
Marine – 0.0%
Genco Shipping & Trading Ltd.	5,692	99,894
Kirby Corp. (a)	3,169	183,517
Matson, Inc.	2,316	155,450
TOTAL MARINE		438,861
PROFESSIONAL SERVICES – 7.4%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)	11,081	1,120,622
Barrett Business Services, Inc.	1,604	117,429
Heidrick & Struggles International, Inc.	4,114	175,709
Insperity, Inc.	7,605	753,275
Kelly Services, Inc. Class A (a)	7,274	159,446
Kforce, Inc.	4,199	262,144
Korn Ferry	11,310	777,449
ManpowerGroup, Inc.	11,522	1,366,279
Robert Half International, Inc.	23,791	2,336,514
TriNet Group, Inc. (a)	8,295	688,319
TrueBlue, Inc. (a)	7,480	203,381
Upwork, Inc. (a)	23,556	1,219,965
		9,180,532
Research & Consulting Services – 6.3%
Booz Allen Hamilton Holding Corp.	28,940	2,483,341
CACI International, Inc. Class A (a)	5,284	1,410,617
CBIZ, Inc. (a)	10,200	329,868
Clarivate PLC (a)	70,343	1,603,820
CoStar Group, Inc. (a)	82,721	7,349,761

	Shares	Value

Equifax, Inc.	25,561	$ 6,661,197
Exponent, Inc.	10,836	1,160,427
Forrester Research, Inc. (a)	2,514	117,781
FTI Consulting, Inc. (a)	7,171	1,044,815
Huron Consulting Group, Inc. (a)	4,803	235,971
ICF International, Inc.	3,949	361,610
IHS Markit Ltd.	79,068	9,238,305
Jacobs Engineering Group, Inc.	27,316	3,694,489
KBR, Inc.	29,505	1,141,843
Leidos Holdings, Inc.	28,317	3,013,495
ManTech International Corp. Class A	5,754	503,245
Nielsen Holdings PLC	71,188	1,686,444
Rekor Systems, Inc. (a)	6,412	50,527
Resources Connection, Inc.	6,552	101,490
Science Applications International Corp.	12,533	1,094,131
TransUnion	40,031	4,806,122
Verisk Analytics, Inc.	32,457	6,164,883
Willdan Group, Inc. (a)	2,499	103,084
		54,357,266
TOTAL PROFESSIONAL SERVICES		63,537,798
ROAD & RAIL – 11.2%
Railroads – 7.6%
CSX Corp.	480,064	15,515,668
Kansas City Southern	19,075	5,108,285
Norfolk Southern Corp.	52,867	13,630,699
Union Pacific Corp.	140,572	30,751,531
		65,006,183
Trucking – 3.6%
AMERCO	2,054	1,207,670
ArcBest Corp.	5,317	314,288
Avis Budget Group, Inc. (a)	10,971	908,070
Heartland Express, Inc.	10,928	186,104
JB Hunt Transport Services, Inc.	17,768	2,993,020
Knight-Swift Transportation Holdings, Inc.	32,967	1,638,130
Landstar System, Inc.	8,043	1,262,751
Lyft, Inc. Class A (a)	53,801	2,976,271
Marten Transport Ltd.	13,227	209,251
Old Dominion Freight Line, Inc.	20,859	5,614,200
Ryder System, Inc.	11,246	856,383
Saia, Inc. (a)	5,518	1,247,068
Schneider National, Inc. Class B	11,853	265,981
Uber Technologies, Inc. (a)	252,539	10,975,345
Werner Enterprises, Inc.	12,819	585,956
		31,240,488
TOTAL ROAD & RAIL		96,246,671
See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 3.4%
Trading Companies & Distributors – 3.4%
Air Lease Corp.	22,659	$ 959,835
Applied Industrial Technologies, Inc.	8,133	729,530
Beacon Roofing Supply, Inc. (a)	11,617	621,277
Boise Cascade Co.	8,228	420,862
CAI International, Inc.	3,628	202,479
DXP Enterprises, Inc. (a)	3,559	116,201
Fastenal Co.	120,527	6,601,264
GATX Corp.	6,985	644,366
Global Industrial Co.	2,663	105,242
GMS, Inc. (a)	8,049	395,447
H&E Equipment Services, Inc.	6,902	234,875
Herc Holdings, Inc. (a)	4,291	532,256
McGrath RentCorp	5,038	395,080
MRC Global, Inc. (a)	16,336	149,801
MSC Industrial Direct Co., Inc. Class A	9,817	875,382
NOW, Inc. (a)	23,459	231,540
Rush Enterprises, Inc. Class A	8,933	419,762
Rush Enterprises, Inc. Class B	1,205	52,875
SiteOne Landscape Supply, Inc. (a)	9,279	1,621,784
Triton International Ltd.	14,483	764,558
United Rentals, Inc. (a)	15,156	4,994,660
Univar Solutions, Inc. (a)	35,483	870,753
Veritiv Corp. (a)	3,179	194,809
Watsco, Inc.	6,885	1,944,600
WESCO International, Inc. (a)	9,434	1,004,249
WW Grainger, Inc.	9,343	4,153,711
TOTAL TRADING COMPANIES & DISTRIBUTORS		29,237,198

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	15,562	$ 614,699
TOTAL COMMON STOCKS (Cost $707,065,222)		860,817,706
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $1,220,000)	1,220,000	1,220,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $708,285,222)		862,037,706
NET OTHER ASSETS (LIABILITIES) – 0.0%		233,446
NET ASSETS – 100.0%		$ 862,271,152

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $672,129 or 0.0% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2021	$ 111,080	$ (4,033)	$ (4,033)
CME E-mini S&P Industrial Select Sector Index Contracts (United States) (United States)	12	September 2021	1,246,440	5,628	5,628
Total Equity Index Contracts					$ 1,595
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 860,817,706	$ 860,817,706	$ —	$ —
Money Market Funds	1,220,000	1,220,000	—	—
Total Investments in Securities:	$ 862,037,706	$ 862,037,706	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 5,628	$ 5,628	$ —	$ —
Total Assets	$ 5,628	$ 5,628	$ —	$ —
Liabilities
Futures Contracts	$ (4,033)	$ (4,033)	$ —	$ —
Total Liabilities	$ (4,033)	$ (4,033)	$ —	$ —
Total Derivative Instruments:	$ 1,595	$ 1,595	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$5,628	$(4,033)
Total Equity Risk	5,628	(4,033)
Total Value of Derivatives	$5,628	$(4,033)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 2.9%
Communications Equipment – 2.9%
ADTRAN, Inc.	23,913	$ 535,890
Arista Networks, Inc. (a)	29,033	11,043,863
Calix, Inc. (a)	28,399	1,328,505
Cambium Networks Corp. (a)	4,632	204,040
Casa Systems, Inc. (a)	15,022	112,815
Ciena Corp. (a)	79,013	4,593,816
Cisco Systems, Inc.	2,152,372	119,176,838
CommScope Holding Co., Inc. (a)	101,051	2,138,239
Comtech Telecommunications Corp.	10,822	270,225
Digi International, Inc. (a)	17,025	352,077
EchoStar Corp. Class A (a)	22,298	497,245
Extreme Networks, Inc. (a)	65,225	718,127
F5 Networks, Inc. (a)	31,583	6,522,205
Harmonic, Inc. (a)	47,897	423,889
Infinera Corp. (a)	91,352	905,298
Inseego Corp. (a)	31,277	271,797
Juniper Networks, Inc.	167,322	4,708,441
Lumentum Holdings, Inc. (a)	38,456	3,229,920
Motorola Solutions, Inc.	86,172	19,295,634
NETGEAR, Inc. (a)	15,851	542,897
Netscout Systems, Inc. (a)	37,618	1,081,894
Plantronics, Inc. (a)	19,339	603,184
Ribbon Communications, Inc. (a)	48,118	332,495
ViaSat, Inc. (a)	27,841	1,382,027
Viavi Solutions, Inc. (a)	116,069	1,937,192
TOTAL COMMUNICATIONS EQUIPMENT		182,208,553
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Electronic Components – 0.8%
Amphenol Corp. Class A	305,452	22,142,216
Belden, Inc.	22,373	1,096,277
Corning, Inc.	391,405	16,384,213
II-VI, Inc. (a)	53,241	3,716,754
Knowles Corp. (a)	46,838	938,634
Littelfuse, Inc.	12,517	3,329,397
Rogers Corp. (a)	9,577	1,825,376
Vishay Intertechnology, Inc.	69,048	1,528,032
		50,960,899
Electronic Equipment & Instruments – 1.2%
908 Devices, Inc. (a)	3,456	108,000
Advanced Energy Industries, Inc.	19,486	2,021,672
Badger Meter, Inc.	15,038	1,519,289
Cognex Corp.	89,465	8,088,531
Coherent, Inc. (a)	12,422	3,055,067
FARO Technologies, Inc. (a)	8,919	650,106
Itron, Inc. (a)	20,616	2,033,150
Keysight Technologies, Inc. (a)	94,940	15,622,377
MicroVision, Inc. (a)	80,045	1,102,220
Napco Security Technologies, Inc. (a)	7,902	279,336

	Shares	Value

National Instruments Corp.	67,079	$ 2,958,855
nLight, Inc. (a)	17,499	607,040
Novanta, Inc. (a)	18,109	2,542,685
OSI Systems, Inc. (a)	8,773	877,739
PAR Technology Corp. (a)	10,530	642,856
Trimble, Inc. (a)	127,529	10,903,729
Velodyne Lidar, Inc. (a)	47,716	382,205
Vishay Precision Group, Inc. (a)	5,315	193,094
Vontier Corp. (a)	86,364	2,793,875
Zebra Technologies Corp. Class A (a)	27,239	15,049,003
		71,430,829
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.	18,581	490,538
CTS Corp.	15,709	549,658
Fabrinet (a)	19,275	1,821,873
Flex Ltd. (a)	255,939	4,599,224
IPG Photonics Corp. (a)	19,081	4,162,711
Jabil, Inc.	72,852	4,337,608
Kimball Electronics, Inc. (a)	13,368	272,574
Methode Electronics, Inc.	19,552	935,172
Plexus Corp. (a)	14,947	1,350,013
Sanmina Corp. (a)	33,257	1,277,734
TE Connectivity Ltd.	168,690	24,876,714
TTM Technologies, Inc. (a)	53,660	750,703
		45,424,522
Technology Distributors – 0.4%
Arrow Electronics, Inc. (a)	38,036	4,509,929
Avnet, Inc.	50,919	2,103,973
CDW Corp.	72,897	13,365,665
ePlus, Inc. (a)	6,696	619,112
Insight Enterprises, Inc. (a)	17,906	1,797,404
PC Connection, Inc.	5,920	281,555
ScanSource, Inc. (a)	13,760	379,638
SYNNEX Corp.	22,590	2,700,409
		25,757,685
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		193,573,935
IT SERVICES – 18.6%
Data Processing & Outsourced Services – 13.5%
Alliance Data Systems Corp.	23,600	2,200,700
Automatic Data Processing, Inc.	218,180	45,737,073
Broadridge Financial Solutions, Inc.	59,036	10,242,156
Cantaloupe, Inc. (a)	27,013	279,314
Cass Information Systems, Inc.	6,350	279,972
Concentrix Corp. (a)	22,590	3,698,661
Conduent, Inc. (a)	84,434	566,552
CSG Systems International, Inc.	16,752	759,871
Euronet Worldwide, Inc. (a)	26,859	3,836,002
EVERTEC, Inc.	32,139	1,404,474
Evo Payments, Inc. Class A (a)	23,741	693,237

See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
ExlService Holdings, Inc. (a)	17,069	$ 1,932,552
Fidelity National Information Services, Inc.	316,661	47,198,322
Fiserv, Inc. (a)	307,073	35,347,173
FleetCor Technologies, Inc. (a)	40,416	10,436,220
Global Payments, Inc.	150,534	29,114,781
I3 Verticals, Inc. Class A (a)	10,764	343,587
International Money Express, Inc. (a)	14,894	241,134
Jack Henry & Associates, Inc.	38,743	6,744,769
Mastercard, Inc. Class A	452,032	174,457,230
MAXIMUS, Inc.	31,589	2,811,421
Paya Holdings, Inc. (a)	35,317	405,792
Paychex, Inc.	165,470	18,833,795
PayPal Holdings, Inc. (a)	567,241	156,291,913
Repay Holding Corp. (a)	38,756	965,412
Sabre Corp. (a)	153,751	1,812,724
Shift4 Payments, Inc. (a)	18,222	1,625,220
Square, Inc. Class A (a)	198,726	49,136,991
Sykes Enterprises, Inc. (a)	19,912	1,068,478
The Western Union Co.	210,327	4,881,690
TTEC Holdings, Inc.	9,561	999,124
Verra Mobility Corp. (a)	70,287	1,076,094
Visa, Inc. Class A	864,709	213,055,651
WEX, Inc. (a)	22,642	4,295,867
		832,773,952
Internet Services & Infrastructure – 1.5%
Akamai Technologies, Inc. (a)	83,376	9,998,450
BigCommerce Holdings, Inc. (a)	19,287	1,249,026
Brightcove, Inc. (a)	17,338	198,867
Fastly, Inc. Class A (a)	49,610	2,384,753
GoDaddy, Inc. Class A (a)	86,474	7,250,845
Limelight Networks, Inc. (a)	63,365	178,056
MongoDB, Inc. (a)	27,650	9,924,138
Okta, Inc. (a)	61,569	15,256,182
Rackspace Technology, Inc. (a)	20,455	363,076
Snowflake, Inc. Class A (a)	13,007	3,456,220
SolarWinds Corp. (a)	40,291	452,871
Switch, Inc. Class A	48,393	999,799
Tucows, Inc. Class A (a)	4,835	375,970
Twilio, Inc. Class A (a)	81,531	30,459,166
VeriSign, Inc. (a)	51,898	11,229,170
		93,776,589
IT Consulting & Other Services – 3.6%
Accenture PLC Class A	323,354	102,723,099
Cognizant Technology Solutions Corp. Class A	270,532	19,892,218
DXC Technology Co. (a)	130,869	5,232,143
EPAM Systems, Inc. (a)	28,604	16,012,519
Gartner, Inc. (a)	45,233	11,974,532

	Shares	Value

Grid Dynamics Holdings, Inc. (a)	13,631	$ 286,933
International Business Machines Corp.	455,570	64,217,147
LiveRamp Holdings, Inc. (a)	33,653	1,346,457
Perficient, Inc. (a)	16,581	1,563,422
The Hackett Group, Inc.	12,932	231,741
Unisys Corp. (a)	32,341	722,821
		224,203,032
TOTAL IT SERVICES		1,150,753,573
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 18.9%
Semiconductor Equipment – 3.2%
ACM Research, Inc. Class A (a)	5,868	544,903
Amkor Technology, Inc.	55,124	1,358,255
Applied Materials, Inc.	467,833	65,463,872
Axcelis Technologies, Inc. (a)	17,633	679,752
Brooks Automation, Inc.	38,095	3,390,836
CMC Materials, Inc.	14,830	2,145,011
Cohu, Inc. (a)	24,049	851,575
Enphase Energy, Inc. (a)	62,478	11,845,829
Entegris, Inc.	68,791	8,298,946
FormFactor, Inc. (a)	39,215	1,461,151
Ichor Holdings Ltd. (a)	13,978	720,845
KLA Corp.	78,554	27,349,361
Kulicke & Soffa Industries, Inc.	31,406	1,707,230
Lam Research Corp.	72,856	46,439,143
MKS Instruments, Inc.	28,144	4,402,847
Onto Innovation, Inc. (a)	24,796	1,737,704
PDF Solutions, Inc. (a)	16,868	315,600
Photronics, Inc. (a)	33,978	454,286
SolarEdge Technologies, Inc. (a)	26,236	6,807,717
Teradyne, Inc.	84,908	10,783,316
Ultra Clean Holdings, Inc. (a)	20,986	1,133,454
Veeco Instruments, Inc. (a)	24,338	564,642
		198,456,275
Semiconductors – 15.7%
Advanced Micro Devices, Inc. (a)	617,512	65,573,599
Allegro MicroSystems, Inc. (a)	28,799	789,381
Alpha & Omega Semiconductor Ltd. (a)	10,447	271,518
Ambarella, Inc. (a)	17,733	1,746,523
Analog Devices, Inc.	188,072	31,487,014
Broadcom, Inc.	208,110	101,016,594
CEVA, Inc. (a)	11,741	582,823
Cirrus Logic, Inc. (a)	29,994	2,477,205
Cree, Inc. (a)	56,842	5,272,664
Diodes, Inc. (a)	22,978	1,884,196
DSP Group, Inc. (a)	11,468	184,061
First Solar, Inc. (a)	48,582	4,179,995
Impinj, Inc. (a)	8,529	392,334
Intel Corp.	2,071,517	111,281,893
Lattice Semiconductor Corp. (a)	70,185	3,982,999
See accompanying notes which are an integral part of the financial statements.
73	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
MACOM Technology Solutions Holdings, Inc. (a)	24,372	$ 1,504,240
MagnaChip Semiconductor Corp. (a)	21,139	439,268
Marvell Technology, Inc.	408,047	24,690,924
Maxim Integrated Products, Inc.	136,655	13,653,201
MaxLinear, Inc. Class A (a)	35,680	1,720,846
Microchip Technology, Inc.	137,252	19,643,506
Micron Technology, Inc. (a)	570,167	44,233,556
Monolithic Power Systems, Inc.	21,949	9,860,808
NeoPhotonics Corp. (a)	23,822	231,073
NVIDIA Corp.	1,262,304	246,136,657
NXP Semiconductors N.V.	141,233	29,149,079
ON Semiconductor Corp. (a)	210,280	8,213,537
Power Integrations, Inc.	30,401	2,948,593
Qorvo, Inc. (a)	57,747	10,948,254
QUALCOMM, Inc.	579,148	86,756,370
Rambus, Inc. (a)	59,170	1,399,962
Semtech Corp. (a)	33,697	2,086,181
Silicon Laboratories, Inc. (a)	22,655	3,375,369
SiTime Corp. (a)	6,167	836,492
Skyworks Solutions, Inc.	84,068	15,511,387
SMART Global Holdings, Inc. (a)	7,951	372,425
SunPower Corp. (a)	43,504	1,077,594
Synaptics, Inc. (a)	17,557	2,667,259
Texas Instruments, Inc.	469,150	89,429,373
Universal Display Corp.	22,805	5,347,545
Xilinx, Inc.	125,048	18,737,192
		972,093,490
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,170,549,765
SOFTWARE – 34.9%
Application Software – 13.6%
8x8, Inc. (a)	51,680	1,320,941
ACI Worldwide, Inc. (a)	53,788	1,844,928
Adobe, Inc. (a)	244,053	151,710,666
Agilysys, Inc. (a)	11,439	635,551
Alarm.com Holdings, Inc. (a)	24,009	1,998,029
Altair Engineering, Inc. Class A (a)	22,528	1,571,553
Alteryx, Inc. Class A (a)	30,031	2,324,399
American Software, Inc. Class A	15,168	333,696
Anaplan, Inc. (a)	65,058	3,721,318
ANSYS, Inc. (a)	44,222	16,294,038
Appfolio, Inc. Class A (a)	8,344	1,181,510
Asana, Inc. (a)	32,379	2,300,852
Aspen Technology, Inc. (a)	34,595	5,059,865
Autodesk, Inc. (a)	112,102	35,999,315
Avalara, Inc. (a)	43,537	7,278,080
Avaya Holdings Corp. (a)	42,702	1,034,242

	Shares	Value

Benefitfocus, Inc. (a)	13,072	$ 172,028
Bentley Systems, Inc.	86,963	5,288,220
Bill.com Holdings, Inc. (a)	35,608	7,364,447
Black Knight, Inc. (a)	80,654	6,678,958
Blackbaud, Inc. (a)	22,219	1,584,881
Blackline, Inc. (a)	26,502	3,031,564
Bottomline Technologies DE, Inc. (a)	22,676	915,203
Box, Inc. Class A (a)	79,411	1,899,511
BTRS Holdings, Inc. (a)	30,243	354,146
C3.ai, Inc. (a)	12,344	621,520
Cadence Design Systems, Inc. (a)	142,223	20,999,226
CDK Global, Inc.	62,538	3,001,199
Cerence, Inc. (a)	19,174	2,061,397
Ceridian HCM Holding, Inc. (a)	68,199	6,710,782
ChannelAdvisor Corp. (a)	14,827	345,321
Citrix Systems, Inc.	62,670	6,314,002
Cloudera, Inc. (a)	116,899	1,855,187
Cornerstone OnDemand, Inc. (a)	28,206	1,352,196
Coupa Software, Inc. (a)	36,789	7,983,213
Datadog, Inc. Class A (a)	89,126	9,866,248
Digital Turbine, Inc. (a)	43,287	2,724,917
DocuSign, Inc. (a)	95,075	28,336,153
Domo, Inc. Class B (a)	13,588	1,200,228
Dropbox, Inc. Class A (a)	162,029	5,102,293
Duck Creek Technologies, Inc. (a)	20,009	878,995
Dynatrace, Inc. (a)	93,751	5,987,876
E2open Parent Holdings, Inc. (a)	37,917	381,066
Ebix, Inc.	12,660	382,585
eGain Corp. (a)	11,116	129,724
Elastic N.V. (a)	31,987	4,735,995
Envestnet, Inc. (a)	26,978	2,029,555
Everbridge, Inc. (a)	17,962	2,536,594
Fair Isaac Corp. (a)	14,887	7,799,448
Five9, Inc. (a)	33,856	6,814,874
Guidewire Software, Inc. (a)	40,578	4,674,586
HubSpot, Inc. (a)	22,347	13,319,259
InterDigital, Inc.	15,794	1,040,667
Intuit, Inc.	139,577	73,971,623
j2 Global, Inc. (a)	22,332	3,154,842
Jamf Holding Corp. (a)	17,896	587,168
LivePerson, Inc. (a)	32,614	2,077,186
Manhattan Associates, Inc. (a)	32,397	5,171,533
Marathon Digital Holdings, Inc. (a)	50,073	1,383,517
Medallia, Inc. (a)	49,808	1,686,997
MicroStrategy, Inc. Class A (a)	3,889	2,434,553
Mimecast Ltd. (a)	30,569	1,698,108
Mitek Systems, Inc. (a)	21,214	469,042
Model N, Inc. (a)	16,066	520,056
Momentive Global, Inc. (a)	62,474	1,311,954
nCino, Inc. (a)	14,347	912,039
New Relic, Inc. (a)	28,920	1,997,794

See accompanying notes which are an integral part of the financial statements.
Annual Report	74

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Nuance Communications, Inc. (a)	145,953	$ 8,012,820
Nutanix, Inc. Class A (a)	99,673	3,590,221
ON24, Inc. (a)	4,697	171,534
PagerDuty, Inc. (a)	33,293	1,351,363
Palantir Technologies, Inc. (a)	266,368	5,782,849
Paycom Software, Inc. (a)	26,081	10,432,400
Paylocity Holding Corp. (a)	19,349	4,014,144
Pegasystems, Inc.	20,628	2,632,958
PROS Holdings, Inc. (a)	21,036	913,383
PTC, Inc. (a)	56,873	7,703,448
Q2 Holdings, Inc. (a)	26,911	2,780,175
QAD, Inc. Class A	5,969	517,811
Rimini Street, Inc. (a)	17,222	149,659
RingCentral, Inc. Class A (a)	38,390	10,260,495
Riot Blockchain, Inc. (a)	42,633	1,404,757
Salesforce.com, Inc. (a)	495,042	119,765,511
ShotSpotter, Inc. (a)	4,105	187,599
Smartsheet, Inc. Class A (a)	59,182	4,293,654
Splunk, Inc. (a)	82,171	11,666,639
Sprout Social, Inc. Class A (a)	19,069	1,694,090
SPS Commerce, Inc. (a)	18,374	2,001,847
SS&C Technologies Holdings, Inc.	118,019	9,251,509
Synopsys, Inc. (a)	77,676	22,369,911
The Trade Desk, Inc. Class A (a)	217,185	17,789,623
Tyler Technologies, Inc. (a)	20,661	10,178,435
Unity Software, Inc. (a)	28,170	3,017,570
Upland Software, Inc. (a)	12,544	451,584
Verint Systems, Inc. (a)	34,181	1,458,503
Veritone, Inc. (a)	13,916	287,783
Vertex, Inc. (a)	12,874	243,319
VirnetX Holding Corp. (a)	32,874	134,783
Vonage Holdings Corp. (a)	119,947	1,710,444
Workday, Inc. Class A (a)	91,765	21,509,716
Workiva, Inc. (a)	19,102	2,478,867
Yext, Inc. (a)	49,819	649,142
Zendesk, Inc. (a)	59,774	7,802,300
Zoom Video Communications, Inc. Class A (a)	104,278	39,427,512
		846,547,817
Systems Software – 21.3%
A10 Networks, Inc. (a)	27,270	348,238
Appian Corp. (a)	17,882	2,082,001
Cloudflare, Inc. Class A (a)	114,773	13,615,521
CommVault Systems, Inc. (a)	21,574	1,630,779
Crowdstrike Holdings, Inc. Class A (a)	91,176	23,123,145
Dolby Laboratories, Inc. Class A	32,935	3,197,989
FireEye, Inc. (a)	121,604	2,456,401
Fortinet, Inc. (a)	70,791	19,272,142
JFrog Ltd. (a)	18,950	830,389

	Shares	Value

McAfee Corp.	20,566	$ 556,722
Microsoft Corp.	3,652,987	1,040,772,526
N-Able, Inc. (a)	20,145	278,001
NortonLifelock, Inc.	296,610	7,361,860
OneSpan, Inc. (a)	15,923	392,820
Oracle Corp.	975,744	85,026,332
Palo Alto Networks, Inc. (a)	49,574	19,782,505
Ping Identity Holding Corp. (a)	22,787	502,909
Progress Software Corp.	22,939	1,045,789
Proofpoint, Inc. (a)	29,445	5,142,864
Qualys, Inc. (a)	17,016	1,728,145
Rapid7, Inc. (a)	25,236	2,870,595
SailPoint Technologies Holding, Inc. (a)	46,201	2,309,588
ServiceNow, Inc. (a)	100,044	58,814,867
Telos Corp. (a)	8,344	233,799
Tenable Holdings, Inc. (a)	37,080	1,587,024
Teradata Corp. (a)	55,995	2,780,712
Varonis Systems, Inc. (a)	52,724	3,226,709
VMware, Inc. Class A (a)	42,861	6,589,450
Xperi Holding Corp.	54,098	1,123,615
Zscaler, Inc. (a)	40,564	9,569,453
Zuora, Inc. Class A (a)	53,946	932,726
		1,319,185,616
TOTAL SOFTWARE		2,165,733,433
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 21.4%
Technology Hardware, Storage & Peripherals – 21.4%
3D Systems Corp. (a)	63,598	1,751,489
Apple, Inc.	8,559,606	1,248,504,131
Avid Technology, Inc. (a)	17,106	639,593
Corsair Gaming, Inc. (a)	13,997	408,572
DELL Technologies, Inc. Class C (a)	134,366	12,982,443
Diebold Nixdorf, Inc. (a)	36,934	384,483
Eastman Kodak Co. (a)	21,382	157,799
Hewlett Packard Enterprise Co.	660,390	9,575,655
HP, Inc.	635,924	18,359,126
NCR Corp. (a)	66,659	2,959,660
NetApp, Inc.	113,843	9,060,764
Pure Storage, Inc. Class A (a)	132,072	2,578,045
Seagate Technology Holdings PLC	108,662	9,551,390
Super Micro Computer, Inc. (a)	20,125	765,555
Western Digital Corp. (a)	156,248	10,145,183
Xerox Holdings Corp.	86,389	2,084,567
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,329,908,455
TOTAL COMMON STOCKS (Cost $3,254,806,973)		6,192,727,714
See accompanying notes which are an integral part of the financial statements.
75	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $12,244,000)	12,244,000	$ 12,244,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,267,050,973)		6,204,971,714
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,917,054
NET ASSETS – 100.0%		$ 6,206,888,768

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	September 2021	$ 999,720	$ (12,887)	$ (12,887)
CME E-mini S&P Information Technology Select Sector IndexContracts (United States)	75	September 2021	11,580,750	514,811	514,811
Total Equity Index Contracts					$ 501,924
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Annual Report	76

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 6,192,727,714	$ 6,192,727,714	$ —	$ —
Money Market Funds	12,244,000	12,244,000	—	—
Total Investments in Securities:	$ 6,204,971,714	$ 6,204,971,714	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 514,811	$ 514,811	$ —	$ —
Total Assets	$ 514,811	$ 514,811	$ —	$ —
Liabilities
Futures Contracts	$ (12,887)	$ (12,887)	$ —	$ —
Total Liabilities	$ (12,887)	$ (12,887)	$ —	$ —
Total Derivative Instruments:	$ 501,924	$ 501,924	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$514,811	$(12,887)
Total Equity Risk	514,811	(12,887)
Total Value of Derivatives	$514,811	$(12,887)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
77	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
CHEMICALS – 62.6%
Commodity Chemicals – 7.9%
AdvanSix, Inc. (a)	12,089	$ 404,377
Cabot Corp.	24,288	1,337,297
Dow, Inc.	320,097	19,897,229
Hawkins, Inc.	8,332	302,535
Koppers Holdings, Inc. (a)	9,059	278,202
Kronos Worldwide, Inc.	9,959	138,530
LyondellBasell Industries N.V. Class A	115,001	11,423,049
Olin Corp.	61,324	2,884,068
Orion Engineered Carbons S.A. (a)	26,198	473,660
Tredegar Corp.	11,644	152,187
Trinseo S.A.	13,278	721,792
Tronox Holdings PLC Class A	48,774	898,905
Valvoline, Inc.	78,038	2,394,206
Westlake Chemical Corp.	16,475	1,366,107
		42,672,144
Diversified Chemicals – 2.1%
Eastman Chemical Co.	58,454	6,588,935
Huntsman Corp.	90,559	2,391,663
The Chemours Co.	71,045	2,362,246
		11,342,844
Fertilizers & Agricultural Chemicals – 5.9%
American Vanguard Corp.	11,848	195,610
CF Industries Holdings, Inc.	92,065	4,350,071
Corteva, Inc.	320,220	13,699,012
FMC Corp.	55,639	5,950,591
The Mosaic Co.	154,948	4,839,026
The Scotts Miracle-Gro Co.	17,980	3,181,741
		32,216,051
Industrial Gases – 17.8%
Air Products & Chemicals, Inc.	95,236	27,716,533
Linde PLC	225,234	69,234,680
		96,951,213
Specialty Chemicals – 28.9%
Albemarle Corp.	50,198	10,342,796
Amyris, Inc. (a)	66,905	975,475
Ashland Global Holdings, Inc.	24,762	2,106,503
Avient Corp.	39,257	1,904,750
Axalta Coating Systems Ltd. (a)	90,521	2,724,682
Balchem Corp.	13,951	1,881,850
Celanese Corp.	49,120	7,651,422
Chase Corp.	3,264	380,354
Danimer Scientific, Inc. (a)	30,476	508,340
DuPont de Nemours, Inc.	231,572	17,379,479
Ecolab, Inc.	110,553	24,413,419
ECOVYST, Inc.	17,915	278,757
Element Solutions, Inc.	95,684	2,238,049
Ferro Corp. (a)	31,930	664,144
FutureFuel Corp.	11,564	98,294
GCP Applied Technologies, Inc. (a)	18,907	439,588

	Shares	Value

HB Fuller Co.	22,366	$ 1,445,291
Ingevity Corp. (a)	17,456	1,482,713
Innospec, Inc.	10,603	937,835
International Flavors & Fragrances, Inc.	107,036	16,123,903
Kraton Corp. (a)	13,746	524,960
Livent Corp. (a)	63,086	1,230,808
Minerals Technologies, Inc.	14,593	1,170,650
NewMarket Corp.	3,767	1,190,033
PPG Industries, Inc.	101,908	16,663,996
Quaker Chemical Corp.	5,765	1,451,281
RPM International, Inc.	55,993	4,848,434
Sensient Technologies Corp.	18,288	1,594,348
Stepan Co.	9,197	1,084,786
The Sherwin-Williams Co.	109,904	31,985,361
WR Grace & Co.	24,153	1,681,049
		157,403,350
TOTAL CHEMICALS		340,585,602
CONSTRUCTION MATERIALS – 4.6%
Construction Materials – 4.6%
Eagle Materials, Inc.	17,121	2,419,540
Forterra, Inc. (a)	14,266	336,535
Martin Marietta Materials, Inc.	26,797	9,735,350
Summit Materials, Inc. Class A (a)	49,348	1,658,093
United States Lime & Minerals, Inc.	967	134,413
US Concrete, Inc. (a)	6,916	503,554
Vulcan Materials Co.	57,031	10,265,009
TOTAL CONSTRUCTION MATERIALS		25,052,494
CONTAINERS & PACKAGING – 13.5%
Metal & Glass Containers – 5.2%
AptarGroup, Inc.	28,063	3,617,882
Ball Corp.	140,214	11,340,509
Berry Global Group, Inc. (a)	57,652	3,706,447
Crown Holdings, Inc.	57,982	5,784,284
Greif, Inc. Class A	10,847	657,545
Greif, Inc. Class B	1,875	114,150
Myers Industries, Inc.	13,279	281,249
O-I Glass, Inc. (a)	67,885	1,004,019
Silgan Holdings, Inc.	37,959	1,538,099
		28,044,184
Paper Packaging – 8.3%
Amcor PLC	672,492	7,774,007
Avery Dennison Corp.	35,738	7,529,282
Graphic Packaging Holding Co.	115,269	2,209,707
International Paper Co.	160,693	9,281,628
Packaging Corp. of America	40,807	5,774,190
Pactiv Evergreen, Inc.	19,105	276,449
Ranpak Holdings Corp. (a)	14,959	383,250

See accompanying notes which are an integral part of the financial statements.
Annual Report	78

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.	66,657	$ 3,782,785
Sonoco Products Co.	43,220	2,757,004
Westrock Co.	113,371	5,578,987
		45,347,289
TOTAL CONTAINERS & PACKAGING		73,391,473
METALS & MINING – 18.0%
Aluminum – 1.1%
Alcoa Corp. (a)	80,105	3,216,216
Arconic Corp. (a)	44,940	1,615,144
Century Aluminum Co. (a)	23,423	341,039
Kaiser Aluminum Corp.	6,827	830,709
		6,003,108
Copper – 4.4%
Freeport-McMoRan, Inc.	627,600	23,911,560
Diversified Metals & Mining – 0.5%
Compass Minerals International, Inc.	14,642	1,003,855
Materion Corp.	8,750	624,400
MP Materials Corp. (a)	25,771	969,505
Piedmont Lithium, Inc. (a)	6,114	336,637
		2,934,397
Gold – 4.8%
Coeur Mining, Inc. (a)	105,030	791,926
McEwen Mining, Inc. (a)	168,331	201,997
Newmont Corp.	344,419	21,636,402
Royal Gold, Inc.	28,226	3,430,023
		26,060,348
Silver – 0.3%
Hecla Mining Co.	231,025	1,545,557
Steel – 6.9%
Allegheny Technologies, Inc. (a)	54,681	1,122,601
Carpenter Technology Corp.	20,715	790,277
Cleveland-Cliffs, Inc. (a)	203,900	5,097,500
Commercial Metals Co.	51,631	1,693,497
Nucor Corp.	129,937	13,516,047
Reliance Steel & Aluminum Co.	27,362	4,299,938
Schnitzer Steel Industries, Inc. Class A	11,165	585,269
Steel Dynamics, Inc.	90,502	5,832,854

	Shares	Value

SunCoke Energy, Inc.	35,420	$ 273,797
United States Steel Corp.	112,911	2,989,883
Warrior Met Coal, Inc.	22,292	416,192
Worthington Industries, Inc.	14,631	935,945
		37,553,800
TOTAL METALS & MINING		98,008,770
PAPER & FOREST PRODUCTS – 1.0%
Forest Products – 0.5%
Louisiana-Pacific Corp.	45,820	2,540,261
Paper Products – 0.5%
Clearwater Paper Corp. (a)	7,208	212,564
Domtar Corp. (a)	23,759	1,304,607
Glatfelter Corp.	19,317	294,198
Mercer International, Inc.	18,405	214,050
Neenah, Inc.	7,243	364,105
Schweitzer-Mauduit International, Inc.	13,509	531,309
		2,920,833
TOTAL PAPER & FOREST PRODUCTS		5,461,094
TOTAL COMMON STOCKS (Cost $495,313,041)		542,499,433
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,139,000)	1,139,000	1,139,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $496,452,041)		543,638,433
NET OTHER ASSETS (LIABILITIES) – 0.1%		498,147
NET ASSETS – 100.0%		$ 544,136,580

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
79	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2021	$ 111,080	$ (5,022)	$ (5,022)
CME E-mini S&P Materials Select Sector Index (United States)	15	September 2021	1,328,400	(5,484)	(5,484)
CME E-mini Micro Russell 2000 Index Contracts (United States)	9	September 2021	99,972	(3,816)	(3,816)
Total Equity Index Contracts					$ (14,322)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 542,499,433	$ 542,499,433	$ —	$ —
Money Market Funds	1,139,000	1,139,000	—	—
Total Investments in Securities:	$ 543,638,433	$ 543,638,433	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (14,322)	$ (14,322)	$ —	$ —
Total Liabilities	$ (14,322)	$ (14,322)	$ —	$ —
Total Derivative Instruments:	$ (14,322)	$ (14,322)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(14,322)
Total Equity Risk	0	(14,322)
Total Value of Derivatives	$0	$(14,322)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	80

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 94.9%
Diversified REITs – 3.9%
Alexander & Baldwin, Inc.	95,704	$ 1,915,994
American Assets Trust, Inc.	66,729	2,464,302
Armada Hoffler Properties, Inc.	84,554	1,099,202
Broadstone Net Lease, Inc.	24,532	638,323
DigitalBridge Group, Inc. (a)	636,991	4,433,457
Empire State Realty Trust, Inc. Class A	203,784	2,329,251
Essential Properties Realty Trust, Inc.	131,906	3,930,799
Gladstone Commercial Corp.	52,506	1,217,089
Global Net Lease, Inc.	121,263	2,239,727
iStar, Inc.	104,878	2,541,194
One Liberty Properties, Inc.	30,015	918,159
PS Business Parks, Inc.	25,434	3,908,443
STORE Capital Corp.	286,964	10,385,227
VEREIT, Inc.	259,466	12,706,050
Washington Real Estate Investment Trust	100,137	2,432,328
WP Carey, Inc.	203,000	16,380,070
		69,539,615
Health Care REITs – 8.4%
CareTrust REIT, Inc.	116,704	2,814,900
Community Healthcare Trust, Inc.	33,772	1,682,859
Diversified Healthcare Trust	326,728	1,274,239
Global Medical REIT, Inc.	96,419	1,500,280
Healthcare Realty Trust, Inc.	154,077	4,911,975
Healthcare Trust of America, Inc. Class A	255,931	7,317,067
Healthpeak Properties, Inc.	597,280	22,081,442
LTC Properties, Inc.	42,900	1,623,765
Medical Properties Trust, Inc.	683,753	14,379,326
National Health Investors, Inc.	53,585	3,656,104
Omega Healthcare Investors, Inc.	273,739	9,931,251
Physicians Realty Trust	232,815	4,411,844
Sabra Health Care REIT, Inc.	259,383	4,821,930
Universal Health Realty Income Trust	15,882	948,949
Ventas, Inc.	443,883	26,535,326
Welltower, Inc.	491,315	42,675,621
		150,566,878
Hotel & Resort REITs – 2.7%
Apple Hospitality REIT, Inc.	275,810	4,123,360
Chatham Lodging Trust (a)	88,978	1,092,650
DiamondRock Hospitality Co. (a)	246,109	2,118,999
Host Hotels & Resorts, Inc. (a)	851,200	13,559,616
Park Hotels & Resorts, Inc. (a)	296,355	5,482,568
Pebblebrook Hotel Trust	172,678	3,883,528
RLJ Lodging Trust	222,815	3,197,395
Ryman Hospitality Properties, Inc. (a)	66,536	5,103,311
Service Properties Trust	208,878	2,324,812
Summit Hotel Properties, Inc. (a)	160,047	1,442,023
Sunstone Hotel Investors, Inc. (a)	287,269	3,315,084

	Shares	Value

Xenia Hotels & Resorts, Inc. (a)	150,392	$ 2,658,931
		48,302,277
Industrial REITs – 10.6%
Americold Realty Trust	246,910	9,592,453
Duke Realty Corp.	442,054	22,491,708
EastGroup Properties, Inc.	47,625	8,392,478
First Industrial Realty Trust, Inc.	154,907	8,485,805
Industrial Logistics Properties Trust	85,164	2,307,944
Lexington Realty Trust	313,237	4,119,067
Monmouth Real Estate Investment Corp. Class A	131,768	2,508,863
Prologis, Inc.	845,004	108,194,312
Rexford Industrial Realty, Inc.	151,648	9,329,385
STAG Industrial, Inc.	186,665	7,712,998
Terreno Realty Corp.	84,590	5,782,572
		188,917,585
Office REITs – 7.3%
Alexandria Real Estate Equities, Inc.	147,785	29,755,032
Boston Properties, Inc.	175,761	20,630,826
Brandywine Realty Trust	213,860	2,985,486
City Office REIT, Inc.	84,531	1,087,914
Columbia Property Trust, Inc.	148,655	2,478,079
Corporate Office Properties Trust	138,064	4,064,604
Cousins Properties, Inc.	180,132	7,154,843
Douglas Emmett, Inc.	201,546	6,731,636
Easterly Government Properties, Inc.	94,622	2,147,919
Equity Commonwealth	145,631	3,828,639
Franklin Street Properties Corp.	147,128	768,008
Highwoods Properties, Inc.	125,445	5,982,472
Hudson Pacific Properties, Inc.	190,002	5,179,455
JBG SMITH Properties	150,195	4,900,863
Kilroy Realty Corp.	126,850	8,786,899
Mack-Cali Realty Corp.	107,874	1,941,732
Office Properties Income Trust	63,317	1,834,927
Paramount Group, Inc.	233,352	2,277,516
Piedmont Office Realty Trust, Inc. Class A	151,336	2,878,411
SL Green Realty Corp.	89,783	6,685,242
Vornado Realty Trust	193,628	8,422,818
		130,523,321
Residential REITs – 15.1%
American Campus Communities, Inc.	167,799	8,441,968
American Homes 4 Rent Class A	335,382	14,086,044
Apartment Income REIT Corp.	183,214	9,644,385
Apartment Investment and Management Co. Class A	179,488	1,249,236
AvalonBay Communities, Inc.	164,451	37,466,871
Camden Property Trust	117,163	17,502,981
Centerspace	15,285	1,375,650
Equity Lifestyle Properties, Inc.	205,351	17,208,414
Equity Residential	427,527	35,967,846

See accompanying notes which are an integral part of the financial statements.
81	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Essex Property Trust, Inc.	77,219	$ 25,335,554
Independence Realty Trust, Inc.	142,143	2,740,517
Invitation Homes, Inc.	655,411	26,662,119
Mid-America Apartment Communities, Inc.	136,023	26,266,041
NexPoint Residential Trust, Inc.	29,344	1,729,829
Sun Communities, Inc.	113,654	22,288,686
UDR, Inc.	350,946	19,298,521
UMH Properties, Inc.	66,543	1,549,121
		268,813,783
Retail REITs – 9.9%
Acadia Realty Trust	110,161	2,357,445
Agree Realty Corp.	60,857	4,573,403
Alexander's, Inc.	3,084	859,943
American Finance Trust, Inc.	154,185	1,305,947
Brixmor Property Group, Inc.	364,528	8,391,435
Federal Realty Investment Trust	87,192	10,247,676
Getty Realty Corp.	46,110	1,456,615
Kimco Realty Corp.	523,656	11,169,582
Kite Realty Group Trust	120,040	2,420,006
National Retail Properties, Inc.	207,679	10,149,273
NETSTREIT Corp.	30,334	787,167
Realty Income Corp.	398,365	28,001,076
Regency Centers Corp.	198,043	12,953,993
Retail Opportunity Investments Corp.	159,733	2,822,482
Retail Properties of America, Inc. Class A	286,506	3,612,841
RPT Realty	126,691	1,614,043
Saul Centers, Inc.	18,514	844,238
Seritage Growth Properties, Class A (a)	60,069	953,295
Simon Property Group, Inc.	386,630	48,916,428
SITE Centers Corp.	210,380	3,336,627
Spirit Realty Capital, Inc.	128,186	6,437,501
Tanger Factory Outlet Centers, Inc.	134,487	2,309,142
The Macerich Co.	156,978	2,558,741
Urban Edge Properties	159,754	3,035,326
Urstadt Biddle Properties, Inc. Class A	51,490	981,914
Weingarten Realty Investors	154,824	4,983,785
		177,079,924
Specialized REITs – 37.0%
American Tower Corp.	511,699	144,708,477
CatchMark Timber Trust, Inc. Class A	83,105	971,498
CoreSite Realty Corp.	45,989	6,356,140
Crown Castle International Corp.	474,906	91,699,600
CubeSmart	240,717	11,954,006
CyrusOne, Inc.	139,341	9,930,833
Digital Realty Trust, Inc.	313,157	48,276,283
EPR Properties	95,867	4,822,110

	Shares	Value

Equinix, Inc.	90,623	$ 74,348,015
Extra Space Storage, Inc.	155,032	26,997,273
Four Corners Property Trust, Inc.	87,296	2,506,268
Gaming and Leisure Properties, Inc.	256,665	12,150,521
Iron Mountain, Inc.	346,015	15,141,616
Lamar Advertising Co. Class A	105,466	11,242,676
Life Storage, Inc.	87,604	10,281,205
MGM Growth Properties LLC Class A	186,900	7,064,820
National Storage Affiliates Trust	98,279	5,323,773
Outfront Media, Inc. (a)	189,040	4,516,166
PotlatchDeltic Corp.	87,233	4,530,882
Public Storage	186,196	58,182,526
QTS Realty Trust, Inc. Class A	71,982	5,593,721
Rayonier, Inc.	162,026	6,110,001
Safehold, Inc.	18,968	1,713,190
SBA Communications Corp.	131,316	44,777,443
The Geo Group, Inc.	122,311	846,392
Uniti Group, Inc.	242,544	2,840,190
VICI Properties, Inc.	579,900	18,087,081
Weyerhaeuser Co.	883,248	29,791,955
		660,764,661
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,694,508,044
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.9%
Diversified Real Estate Activities – 0.3%
Five Point Holdings LLC Class A (a)	103,571	866,889
Tejon Ranch Co. (a)	33,223	605,655
The RMR Group, Inc. Class A	25,768	1,011,137
The St. Joe Co.	46,803	2,118,772
		4,602,453
Real Estate Development – 0.3%
Forestar Group, Inc. (a)	38,666	791,493
The Howard Hughes Corp. (a)	51,715	4,794,497
		5,585,990
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	10,463	629,140
Kennedy-Wilson Holdings, Inc.	154,226	3,113,823
		3,742,963
Real Estate Services – 4.1%
CBRE Group, Inc. Class A (a)	399,359	38,522,169
Cushman & Wakefield PLC (a)	144,728	2,702,072
eXp World Holdings, Inc. (a)	74,382	2,671,802
Jones Lang LaSalle, Inc. (a)	62,414	13,891,484
Marcus & Millichap, Inc. (a)	37,632	1,497,377
Newmark Group, Inc. Class A	220,905	2,845,256
Opendoor Technologies, Inc. (a)	33,296	493,447
RE/MAX Holdings, Inc. Class A	25,543	876,125
Realogy Holdings Corp. (a)	153,757	2,724,574

See accompanying notes which are an integral part of the financial statements.
Annual Report	82

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Redfin Corp. (a)	112,909	$ 6,613,080
		72,837,386
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		86,768,792
TOTAL COMMON STOCKS (Cost $1,440,366,384)		1,781,276,836
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,421,000)	2,421,000	2,421,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,442,787,384)		1,783,697,836
NET OTHER ASSETS (LIABILITIES) – 0.1%		917,375
NET ASSETS – 100.0%		$ 1,784,615,211

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Future Contracts (United States)	69	September 2021	$2,863,500	$84,316	$84,316
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
83	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,781,276,836	$ 1,781,276,836	$ —	$ —
Money Market Funds	2,421,000	2,421,000	—	—
Total Investments in Securities:	$ 1,783,697,836	$ 1,783,697,836	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 84,316	$ 84,316	$ —	$ —
Total Assets	$ 84,316	$ 84,316	$ —	$ —
Total Derivative Instruments:	$ 84,316	$ 84,316	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$84,316	$0
Total Equity Risk	84,316	0
Total Value of Derivatives	$84,316	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	84

Fidelity® MSCI Utilities Index ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 59.4%
Electric Utilities – 59.4%
ALLETE, Inc.	52,301	$ 3,677,806
Alliant Energy Corp.	251,109	14,697,410
American Electric Power Co., Inc.	499,044	43,975,757
Duke Energy Corp.	772,439	81,191,063
Edison International	381,147	20,772,511
Entergy Corp.	201,215	20,709,048
Evergy, Inc.	227,947	14,866,703
Eversource Energy	344,689	29,736,320
Exelon Corp.	981,134	45,917,071
FirstEnergy Corp.	545,883	20,918,236
Hawaiian Electric Industries, Inc.	110,102	4,771,821
IDACORP, Inc.	50,646	5,340,621
MGE Energy, Inc.	36,359	2,840,365
NextEra Energy, Inc.	1,969,503	153,424,284
NRG Energy, Inc.	245,420	10,121,121
OGE Energy Corp.	201,197	6,790,399
Otter Tail Corp.	41,787	2,122,362
PG&E Corp. (a)	1,495,825	13,148,302
Pinnacle West Capital Corp.	113,245	9,461,620
PNM Resources, Inc.	81,942	3,960,257
Portland General Electric Co.	89,854	4,393,861
PPL Corp.	772,762	21,923,258
The Southern Co.	1,061,801	67,817,230
Xcel Energy, Inc.	540,289	36,874,724
TOTAL ELECTRIC UTILITIES		639,452,150
GAS UTILITIES – 4.5%
Gas Utilities – 4.5%
Atmos Energy Corp.	128,791	12,697,505
Chesapeake Utilities Corp.	17,591	2,191,663
National Fuel Gas Co.	87,029	4,475,902
New Jersey Resources Corp.	96,721	3,725,693
Northwest Natural Holding Co.	30,783	1,609,643
ONE Gas, Inc.	53,285	3,931,367
South Jersey Industries, Inc.	101,149	2,545,920
Southwest Gas Holdings, Inc.	57,627	4,029,856
Spire, Inc.	52,219	3,704,938
Star Group LP	36,329	428,319
UGI Corp.	209,578	9,638,492
TOTAL GAS UTILITIES		48,979,298
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.7%
Independent Power Producers & Energy Traders – 2.6%
Clearway Energy, Inc. Class A	33,057	890,886
Clearway Energy, Inc. Class C	77,977	2,236,380
The AES Corp.	668,748	15,849,328
Vistra Corp.	442,383	8,471,635
		27,448,229

	Shares	Value

Renewable Electricity – 1.1%
NextEra Energy Partners LP	76,140	$ 5,903,134
Ormat Technologies, Inc.	45,010	3,138,998
Sunnova Energy International, Inc. (a)	81,504	3,105,302
		12,147,434
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		39,595,663
MULTI-UTILITIES – 27.2%
Multi-Utilities – 27.2%
Ameren Corp.	254,599	21,365,948
Avista Corp.	68,278	2,924,347
Black Hills Corp.	62,968	4,259,785
CenterPoint Energy, Inc.	554,289	14,112,198
CMS Energy Corp.	290,362	17,941,468
Consolidated Edison, Inc.	344,100	25,384,257
Dominion Energy, Inc.	809,606	60,615,201
DTE Energy Co.	194,725	22,845,137
MDU Resources Group, Inc.	201,564	6,393,610
NiSource, Inc.	393,785	9,754,054
NorthWestern Corp.	51,023	3,162,916
Public Service Enterprise Group, Inc.	508,333	31,633,563
Sempra Energy	318,310	41,587,201
Unitil Corp.	15,198	804,278
WEC Energy Group, Inc.	316,984	29,840,874
TOTAL MULTI-UTILITIES		292,624,837
WATER UTILITIES – 5.0%
Water Utilities – 5.0%
American States Water Co.	37,082	3,275,082
American Water Works Co., Inc.	182,331	31,016,326
Cadiz, Inc. (a)	36,018	488,044
California Water Service Group	50,687	3,177,061
Essential Utilities, Inc.	234,153	11,501,595
Middlesex Water Co.	17,626	1,793,269
SJW Group	27,335	1,884,202
The York Water Co.	13,256	639,735
TOTAL WATER UTILITIES		53,775,314
TOTAL COMMON STOCKS (Cost $1,016,763,013)		1,074,427,262

See accompanying notes which are an integral part of the financial statements.
85	Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments–continued
Money Market Fund – 0.3%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,534,000)	2,534,000	$ 2,534,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $1,019,297,013)		1,076,961,262
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(669,019)
NET ASSETS – 100.0%		$ 1,076,292,243

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	26	September 2021	$1,725,620	$33,427	$33,427
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,074,427,262	$ 1,074,427,262	$ —	$ —
Money Market Funds	2,534,000	2,534,000	—	—
Total Investments in Securities:	$ 1,076,961,262	$ 1,076,961,262	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 33,427	$ 33,427	$ —	$ —
Total Assets	$ 33,427	$ 33,427	$ —	$ —
Total Derivative Instruments:	$ 33,427	$ 33,427	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$33,427	$0
Total Equity Risk	33,427	0
Total Value of Derivatives	$33,427	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	86

[THIS PAGE INTENTIONALLY LEFT BLANK]
87

Financial Statements
Statements of Assets and Liabilities
July 31, 2021
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 915,358,547	$ 1,631,239,111	$ 817,024,403	$ 892,167,577
Segregated cash with brokers for derivative instruments	100,000	133,500	105,500	188,000
Cash	3,565	27,105	21,852	495,098
Receivable for investments sold	—	—	—	45,968
Receivable for fund shares sold	—	—	—	—
Dividends receivable	980,528	291,315	1,186,577	1,314,105
Interest receivable	9	11	6	3
Receivable for daily variation margin on futures contracts	—	—	987	—
Total assets	916,442,649	1,631,691,042	818,339,325	894,210,751
Liabilities
Payable to custodian bank	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for fund shares redeemed	—	—	—	—
Accrued management fees	61,320	113,992	56,637	65,171
Payable for daily variation margin on futures contracts	6,045	45,907	—	87,583
Total liabilities	67,365	159,899	56,637	152,754
Net Assets	$916,375,284	$1,631,531,143	$818,282,688	$ 894,057,997
Net Assets consist of:
Paid in capital	$704,522,652	$1,204,707,163	$740,105,192	$1,080,835,376
Total accumulated earnings (loss)	211,852,632	426,823,980	78,177,496	(186,777,379)
Net Assets	$916,375,284	$1,631,531,143	$818,282,688	$ 894,057,997
Shares outstanding	16,700,000	20,050,000	18,900,000	66,350,000
Net Asset Value per share	$ 54.87	$ 81.37	$ 43.30	$ 13.47
Investments at cost	$669,994,313	$1,172,448,303	$713,427,466	$ 885,275,993
See accompanying notes which are an integral part of the financial statements.
Annual Report	88

Statements of Assets and Liabilities
July 31, 2021
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,714,437,496	$ 2,843,356,905	$ 862,037,706	$ 6,204,971,714
Segregated cash with brokers for derivative instruments	240,400	315,500	76,100	733,500
Cash	43,162	—	33,378	68,483
Receivable for investments sold	—	135,483	—	451,598
Receivable for fund shares sold	—	43,955	—	—
Dividends receivable	2,757,349	3,307,809	369,840	1,100,335
Interest receivable	9	26	9	34
Receivable for daily variation margin on futures contracts	—	30,052	2,693	—
Total assets	1,717,478,416	2,847,189,730	862,519,726	6,207,325,664
Liabilities
Payable to custodian bank	—	113,565	—	—
Payable for investments purchased	360,146	643,823	187,859	—
Payable for fund shares redeemed	—	1	—	—
Accrued management fees	120,394	193,778	60,715	428,968
Payable for daily variation margin on futures contracts	62,926	—	—	7,928
Total liabilities	543,466	951,167	248,574	436,896
Net Assets	$1,716,934,950	$2,846,238,563	$862,271,152	$6,206,888,768
Net Assets consist of:
Paid in capital	$1,487,109,185	$2,067,489,427	$723,074,779	$3,307,264,831
Total accumulated earnings (loss)	229,825,765	778,749,136	139,196,373	2,899,623,937
Net Assets	$1,716,934,950	$2,846,238,563	$862,271,152	$6,206,888,768
Shares outstanding	32,900,000	43,100,000	15,800,000	51,000,000
Net Asset Value per share	$ 52.19	$ 66.04	$ 54.57	$ 121.70
Investments at cost	$1,452,647,521	$2,026,924,672	$708,285,222	$3,267,050,973
See accompanying notes which are an integral part of the financial statements.
89	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2021
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 543,638,433	$ 1,783,697,836	$ 1,076,961,262
Segregated cash with brokers for derivative instruments	81,350	158,700	91,000
Cash	18,615	4,427	74,912
Receivable for investments sold	56,352	—	—
Receivable for fund shares sold	—	—	24,063
Dividends receivable	374,955	869,018	732,136
Interest receivable	5	10	9
Receivable for daily variation margin on futures contracts	5,492	7,866	—
Total assets	544,175,202	1,784,737,857	1,077,883,382
Liabilities
Payable to custodian bank	—	—	—
Payable for investments purchased	—	—	1,487,433
Payable for fund shares redeemed	—	—	—
Accrued management fees	38,622	122,646	74,402
Payable for daily variation margin on futures contracts	—	—	29,304
Total liabilities	38,622	122,646	1,591,139
Net Assets	$544,136,580	$1,784,615,211	$1,076,292,243
Net Assets consist of:
Paid in capital	$508,112,249	$1,493,422,994	$1,049,031,855
Total accumulated earnings (loss)	36,024,331	291,192,217	27,260,388
Net Assets	$544,136,580	$1,784,615,211	$1,076,292,243
Shares outstanding	11,600,000	56,200,000	25,250,000
Net Asset Value per share	$ 46.91	$ 31.75	$ 42.63
Investments at cost	$496,452,041	$1,442,787,384	$1,019,297,013
See accompanying notes which are an integral part of the financial statements.
Annual Report	90

Statements of Operations
For the year ended July 31, 2021
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 5,452,553	$ 8,721,789	$ 21,665,837	$ 29,071,612
Interest	67	119	97	9
Total income	5,452,620	8,721,908	21,665,934	29,071,621
Expenses
Management fees	568,812	1,104,322	693,906	578,921
Independent trustees' fees and expenses	2,779	5,211	3,520	2,670
Legal	—	72	—	—
Total expenses	571,591	1,109,605	697,426	581,591
Net investment income (loss)	4,881,029	7,612,303	20,968,508	28,490,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	41,978	(7,221,198)	(5,789,442)	(51,768,955)
Net realized gain (loss) on In-kind redemptions	66,982,265	132,319,072	61,240,001	42,673,906
Net realized gain (loss) on futures contracts	428,006	682,329	283,830	2,198,116
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	67,452,249	125,780,203	55,734,389	(6,896,933)
Change in net unrealized appreciation (depreciation) on investment securities	172,987,719	281,259,699	62,689,545	241,957,120
Change in net unrealized appreciation (depreciation) on futures contracts	(8,104)	26,650	(1,550)	14,898
Total change in net unrealized appreciation (depreciation)	172,979,615	281,286,349	62,687,995	241,972,018
Net gain (loss)	240,431,864	407,066,552	118,422,384	235,075,085
Net increase (decrease) in net assets resulting from operations	$245,312,893	$414,678,855	$139,390,892	$263,565,115
See accompanying notes which are an integral part of the financial statements.
91	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2021
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 25,859,693	$ 33,048,428	$ 8,308,021	$ 43,761,810
Interest	141	310	71	565
Total income	25,859,834	33,048,738	8,308,092	43,762,375
Expenses
Management fees	988,884	2,023,615	525,750	4,360,093
Independent trustees' fees and expenses	4,469	10,057	2,372	21,529
Legal	—	—	—	—
Total expenses	993,353	2,033,672	528,122	4,381,622
Net investment income (loss)	24,866,481	31,015,066	7,779,970	39,380,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(5,129,230)	4,994,162	(2,609,888)	268,804
Net realized gain (loss) on In-kind redemptions	43,701,217	60,665,713	12,739,149	218,830,957
Net realized gain (loss) on futures contracts	962,735	1,178,346	420,376	4,219,471
Net realized gain (loss) on foreign currency transactions	—	—	(7)	—
Total net realized gain (loss)	39,534,722	66,838,221	10,549,630	223,319,232
Change in net unrealized appreciation (depreciation) on investment securities	390,799,589	504,722,163	189,441,437	1,490,759,624
Change in net unrealized appreciation (depreciation) on futures contracts	(106,354)	(185,070)	(18,617)	(739,278)
Total change in net unrealized appreciation (depreciation)	390,693,235	504,537,093	189,422,820	1,490,020,346
Net gain (loss)	430,227,957	571,375,314	199,972,450	1,713,339,578
Net increase (decrease) in net assets resulting from operations	$455,094,438	$602,390,380	$207,752,420	$1,752,720,331
See accompanying notes which are an integral part of the financial statements.
Annual Report	92

Statements of Operations
For the year ended July 31, 2021
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 5,934,572	$ 29,336,920	$ 31,257,969
Interest	33	114	93
Total income	5,934,605	29,337,034	31,258,062
Expenses
Management fees	283,657	1,091,296	857,978
Independent trustees' fees and expenses	1,208	5,250	4,342
Legal	—	—	—
Total expenses	284,865	1,096,546	862,320
Net investment income (loss)	5,649,740	28,240,488	30,395,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,696,678)	(13,644,692)	(7,717,456)
Net realized gain (loss) on In-kind redemptions	25,051,960	21,809,374	44,741,993
Net realized gain (loss) on futures contracts	219,190	933,277	178,498
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	23,574,472	9,097,959	37,203,035
Change in net unrealized appreciation (depreciation) on investment securities	65,987,316	381,797,145	48,136,921
Change in net unrealized appreciation (depreciation) on futures contracts	(31,956)	9,927	(34,656)
Total change in net unrealized appreciation (depreciation)	65,955,360	381,807,072	48,102,265
Net gain (loss)	89,529,832	390,905,031	85,305,300
Net increase (decrease) in net assets resulting from operations	$95,179,572	$419,145,519	$115,701,042
See accompanying notes which are an integral part of the financial statements.
93	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,881,029	$ 4,480,821	$ 7,612,303	$ 7,624,071
Net realized gain (loss)	67,452,249	16,240,366	125,780,203	1,792,983
Change in net unrealized appreciation (depreciation)	172,979,615	36,605,255	281,286,349	145,904,660
Net increase (decrease) in net assets resulting from operations	245,312,893	57,326,442	414,678,855	155,321,714
Distributions to shareholders	(4,490,900)	(4,434,950)	(7,322,150)	(7,815,800)
Return of capital	—	—	—	—
Total distributions	(4,490,900)	(4,434,950)	(7,322,150)	(7,815,800)
Share transactions
Proceeds from sales of shares	277,514,566	291,574,303	640,804,871	197,065,429
Cost of shares redeemed	(179,670,185)	(141,145,649)	(298,219,402)	(191,439,423)
Net increase (decrease) in net assets resulting from share transactions	97,844,381	150,428,654	342,585,469	5,626,006
Total increase (decrease) in net assets	338,666,374	203,320,146	749,942,174	153,131,920
Net Assets
Beginning of year	577,708,910	374,388,764	881,588,969	728,457,049
End of year	$ 916,375,284	$ 577,708,910	$1,631,531,143	$ 881,588,969
Other Information
Shares
Sold	5,500,000	8,500,000	9,000,000	3,950,000
Redeemed	(4,050,000)	(4,150,000)	(4,350,000)	(4,300,000)
Net increase (decrease)	1,450,000	4,350,000	4,650,000	(350,000)

See accompanying notes which are an integral part of the financial statements.
Annual Report	94

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,968,508	$ 16,165,295	$ 28,490,030	$ 17,353,322
Net realized gain (loss)	55,734,389	17,540,475	(6,896,933)	(78,388,632)
Change in net unrealized appreciation (depreciation)	62,687,995	19,047,261	241,972,018	(119,730,012)
Net increase (decrease) in net assets resulting from operations	139,390,892	52,753,031	263,565,115	(180,765,322)
Distributions to shareholders	(20,813,400)	(15,887,400)	(29,586,300)	(29,582,350)
Return of capital	—	—	—	—
Total distributions	(20,813,400)	(15,887,400)	(29,586,300)	(29,582,350)
Share transactions
Proceeds from sales of shares	272,522,699	344,013,928	328,207,237	295,198,608
Cost of shares redeemed	(251,466,243)	(250,300,763)	(117,452,719)	(103,154,387)
Net increase (decrease) in net assets resulting from share transactions	21,056,456	93,713,165	210,754,518	192,044,221
Total increase (decrease) in net assets	139,633,948	130,578,796	444,733,333	(18,303,451)
Net Assets
Beginning of year	678,648,740	548,069,944	449,324,664	467,628,115
End of year	$ 818,282,688	$ 678,648,740	$ 894,057,997	$ 449,324,664
Other Information
Shares
Sold	6,800,000	9,800,000	28,300,000	29,050,000
Redeemed	(6,100,000)	(7,000,000)	(9,400,000)	(9,450,000)
Net increase (decrease)	700,000	2,800,000	18,900,000	19,600,000

See accompanying notes which are an integral part of the financial statements.
95	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,866,481	$ 23,623,527	$ 31,015,066	$ 25,342,498
Net realized gain (loss)	39,534,722	(2,430,801)	66,838,221	68,468,128
Change in net unrealized appreciation (depreciation)	390,693,235	(188,174,937)	504,537,093	199,574,403
Net increase (decrease) in net assets resulting from operations	455,094,438	(166,982,211)	602,390,380	293,385,029
Distributions to shareholders	(23,611,000)	(23,513,000)	(33,149,950)	(23,973,050)
Return of capital	—	—	—	—
Total distributions	(23,611,000)	(23,513,000)	(33,149,950)	(23,973,050)
Share transactions
Proceeds from sales of shares	715,027,877	108,377,280	399,566,161	471,503,606
Cost of shares redeemed	(154,635,399)	(336,681,503)	(137,834,298)	(282,901,778)
Net increase (decrease) in net assets resulting from share transactions	560,392,478	(228,304,223)	261,731,863	188,601,828
Total increase (decrease) in net assets	991,875,916	(418,799,434)	830,972,293	458,013,807
Net Assets
Beginning of year	725,059,034	1,143,858,468	2,015,266,270	1,557,252,463
End of year	$1,716,934,950	$ 725,059,034	$2,846,238,563	$2,015,266,270
Other Information
Shares
Sold	14,900,000	2,900,000	6,950,000	9,700,000
Redeemed	(3,250,000)	(9,400,000)	(2,350,000)	(6,250,000)
Net increase (decrease)	11,650,000	(6,500,000)	4,600,000	3,450,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	96

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,779,970	$ 7,103,245	$ 39,380,753	$ 38,604,113
Net realized gain (loss)	10,549,630	3,581,017	223,319,232	103,918,960
Change in net unrealized appreciation (depreciation)	189,422,820	(39,473,230)	1,490,020,346	928,824,154
Net increase (decrease) in net assets resulting from operations	207,752,420	(28,788,968)	1,752,720,331	1,071,347,227
Distributions to shareholders	(7,709,800)	(7,240,200)	(39,319,850)	(37,905,100)
Return of capital	—	—	—	—
Total distributions	(7,709,800)	(7,240,200)	(39,319,850)	(37,905,100)
Share transactions
Proceeds from sales of shares	348,123,647	52,096,532	583,974,201	943,899,046
Cost of shares redeemed	(33,192,592)	(123,240,943)	(378,741,782)	(260,449,536)
Net increase (decrease) in net assets resulting from share transactions	314,931,055	(71,144,411)	205,232,419	683,449,510
Total increase (decrease) in net assets	514,973,675	(107,173,579)	1,918,632,900	1,716,891,637
Net Assets
Beginning of year	347,297,477	454,471,056	4,288,255,868	2,571,364,231
End of year	$862,271,152	$ 347,297,477	$6,206,888,768	$4,288,255,868
Other Information
Shares
Sold	7,200,000	1,400,000	5,600,000	13,150,000
Redeemed	(650,000)	(3,500,000)	(3,750,000)	(3,850,000)
Net increase (decrease)	6,550,000	(2,100,000)	1,850,000	9,300,000

See accompanying notes which are an integral part of the financial statements.
97	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,649,740	$ 3,629,585	$ 28,240,488	$ 24,756,912
Net realized gain (loss)	23,574,472	(3,308,400)	9,097,959	(25,325,790)
Change in net unrealized appreciation (depreciation)	65,955,360	(5,513,248)	381,807,072	(82,812,809)
Net increase (decrease) in net assets resulting from operations	95,179,572	(5,192,063)	419,145,519	(83,381,687)
Distributions to shareholders	(5,562,850)	(3,689,350)	(43,349,650)	(24,756,912)
Return of capital	—	—	—	(7,484,038)
Total distributions	(5,562,850)	(3,689,350)	(43,349,650)	(32,240,950)
Share transactions
Proceeds from sales of shares	363,160,504	76,091,208	427,447,059	623,288,190
Cost of shares redeemed	(73,126,709)	(101,766,943)	(84,781,395)	(285,514,758)
Net increase (decrease) in net assets resulting from share transactions	290,033,795	(25,675,735)	342,665,664	337,773,432
Total increase (decrease) in net assets	379,650,517	(34,557,148)	718,461,533	222,150,795
Net Assets
Beginning of year	164,486,063	199,043,211	1,066,153,678	844,002,883
End of year	$544,136,580	$ 164,486,063	$1,784,615,211	$1,066,153,678
Other Information
Shares
Sold	8,250,000	2,350,000	15,600,000	25,200,000
Redeemed	(1,650,000)	(3,450,000)	(3,400,000)	(12,950,000)
Net increase (decrease)	6,600,000	(1,100,000)	12,200,000	12,250,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	98

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,395,742	$ 26,659,205
Net realized gain (loss)	37,203,035	18,744,822
Change in net unrealized appreciation (depreciation)	48,102,265	(50,519,483)
Net increase (decrease) in net assets resulting from operations	115,701,042	(5,115,456)
Distributions to shareholders	(31,181,450)	(27,022,800)
Return of capital	—	—
Total distributions	(31,181,450)	(27,022,800)
Share transactions
Proceeds from sales of shares	416,979,624	372,539,343
Cost of shares redeemed	(270,013,514)	(228,784,710)
Net increase (decrease) in net assets resulting from share transactions	146,966,110	143,754,633
Total increase (decrease) in net assets	231,485,702	111,616,377
Net Assets
Beginning of year	844,806,541	733,190,164
End of year	$1,076,292,243	$ 844,806,541
Other Information
Shares
Sold	10,350,000	9,100,000
Redeemed	(6,700,000)	(6,200,000)
Net increase (decrease)	3,650,000	2,900,000
See accompanying notes which are an integral part of the financial statements.
99	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 37.88	$ 34.35	$ 28.76	$ 32.62	$ 32.10
Income from Investment Operations
Net investment income (loss)A	0.34	0.33	0.49	0.85	0.80
Net realized and unrealized gain (loss)	16.96	3.52	5.59	(2.43)	0.62
Total from investment operations	17.30	3.85	6.08	(1.58)	1.42
Distributions from net investment income	(0.31)	(0.32)	(0.49)	(1.00)	(0.90)
Distributions from net realized gain	—	—	—	(1.28)	—
Total distributions	(0.31)	(0.32)	(0.49)	(2.28)	(0.90)
Net asset value, end of period	$ 54.87	$ 37.88	$ 34.35	$ 28.76	$ 32.62
Total ReturnB	45.81%	11.40%	21.33%	(5.14)%	4.58%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.72%	.96%	1.53%	2.81%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$916,375	$577,709	$374,389	$125,104	$115,818
Portfolio turnover rateD,E	13%	23%	82%	38%	27%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	100

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 57.25	$ 46.25	$ 43.32	$ 36.06	$ 31.99
Income from Investment Operations
Net investment income (loss)A	0.42	0.50	0.51	0.47	0.50
Net realized and unrealized gain (loss)	24.10	11.01	2.96	7.20	4.07
Total from investment operations	24.52	11.51	3.47	7.67	4.57
Distributions from net investment income	(0.40)	(0.51)	(0.54)	(0.41)	(0.50)
Total distributions	(0.40)	(0.51)	(0.54)	(0.41)	(0.50)
Net asset value, end of period	$ 81.37	$ 57.25	$ 46.25	$ 43.32	$ 36.06
Total ReturnB	42.95%	25.26%	8.15%	21.36%	14.41%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.58%	1.06%	1.18%	1.16%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,631,531	$881,589	$728,457	$628,129	$293,913
Portfolio turnover rateD,E	48%	60%	25%	5%	7%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
101	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 35.59	$ 32.33	$ 33.23	$ 32.82
Income from Investment Operations
Net investment income (loss)A	1.02	0.96	0.94	0.86	0.83
Net realized and unrealized gain (loss)	6.01	1.70	3.23	(0.88)	0.40
Total from investment operations	7.03	2.66	4.17	(0.02)	1.23
Distributions from net investment income	(1.02)	(0.96)	(0.91)	(0.88)	(0.82)
Total distributions	(1.02)	(0.96)	(0.91)	(0.88)	(0.82)
Net asset value, end of period	$ 43.30	$ 37.29	$ 35.59	$ 32.33	$ 33.23
Total ReturnB	19.09%	7.74%	13.16%	(0.06)%	3.82%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.53%	2.68%	2.83%	2.65%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$818,283	$678,649	$548,070	$311,970	$312,349
Portfolio turnover rateD,E	20%	34%	30%	24%	11%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	102

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 16.79	$ 21.50	$ 18.39	$ 19.03
Income from Investment Operations
Net investment income (loss)A	0.49	0.51	0.54	0.47	0.57
Net realized and unrealized gain (loss)	4.02	(6.86)	(4.70)	3.22	(0.73)
Total from investment operations	4.51	(6.35)	(4.16)	3.69	(0.16)
Distributions from net investment income	(0.51)	(0.97)	(0.55)	(0.58)	(0.48)
Total distributions	(0.51)	(0.97)	(0.55)	(0.58)	(0.48)
Net asset value, end of period	$ 13.47	$ 9.47	$ 16.79	$ 21.50	$ 18.39
Total ReturnB	48.79%	(39.28)%	(19.42)%	20.52%	(0.96)%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	4.11%	4.18%	2.92%	2.40%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$894,058	$449,325	$467,628	$634,157	$431,311
Portfolio turnover rateD,E	11%	17%	6%	5%	10%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
103	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 34.12	$ 41.22	$ 41.05	$ 36.94	$ 28.61
Income from Investment Operations
Net investment income (loss)A	0.96	1.00	0.89	0.75	0.61
Net realized and unrealized gain (loss)	18.00	(7.09)	0.18	4.11	8.28
Total from investment operations	18.96	(6.09)	1.07	4.86	8.89
Distributions from net investment income	(0.89)	(1.01)	(0.90)	(0.75)	(0.56)
Total distributions	(0.89)	(1.01)	(0.90)	(0.75)	(0.56)
Net asset value, end of period	$ 52.19	$ 34.12	$ 41.22	$ 41.05	$ 36.94
Total ReturnB	56.15%	(14.78)%	2.80%	13.23%	31.31%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.10%	2.61%	2.27%	1.88%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,716,935	$725,059	$1,143,858	$1,574,375	$921,679
Portfolio turnover rateD,E	4%	6%	5%	5%	18%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	104

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 52.34	$ 44.43	$ 43.72	$ 38.44	$ 35.67
Income from Investment Operations
Net investment income (loss)A	0.75	0.72	0.63	0.56	0.51
Net realized and unrealized gain (loss)	13.74	7.88	1.01	5.29	2.76
Total from investment operations	14.49	8.60	1.64	5.85	3.27
Distributions from net investment income	(0.79)	(0.69)	(0.93)	(0.57)	(0.50)
Total distributions	(0.79)	(0.69)	(0.93)	(0.57)	(0.50)
Net asset value, end of period	$ 66.04	$ 52.34	$ 44.43	$ 43.72	$ 38.44
Total ReturnB	27.91%	19.69%	3.84%	15.34%	9.30%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.28%	1.52%	1.43%	1.39%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,846,239	$2,015,266	$1,557,252	$1,252,626	$818,710
Portfolio turnover rateD,E	7%	7%	5%	8%	4%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
105	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 40.04	$ 39.51	$ 34.93	$ 30.10
Income from Investment Operations
Net investment income (loss)A	0.61	0.69	0.70	0.61	0.61
Net realized and unrealized gain (loss)	17.00	(2.48)	0.51	4.62	4.79
Total from investment operations	17.61	(1.79)	1.21	5.23	5.40
Distributions from net investment income	(0.59)	(0.70)	(0.68)	(0.65)	(0.57)
Total distributions	(0.59)	(0.70)	(0.68)	(0.65)	(0.57)
Net asset value, end of period	$ 54.57	$ 37.55	$ 40.04	$ 39.51	$ 34.93
Total ReturnB	47.17%	(4.34)%	3.23%	15.08%	18.08%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.24%	1.80%	1.84%	1.61%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$862,271	$347,297	$454,471	$499,824	$354,586
Portfolio turnover rateD,E	5%	4%	5%	5%	5%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	106

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 87.25	$ 64.53	$ 56.36	$ 44.50	$ 34.93
Income from Investment Operations
Net investment income (loss)A	0.79	0.87	0.70	0.53	0.48
Net realized and unrealized gain (loss)	34.45	22.70	8.17	11.85	9.54
Total from investment operations	35.24	23.57	8.87	12.38	10.02
Distributions from net investment income	(0.79)	(0.85)	(0.70)	(0.52)	(0.45)
Total distributions	(0.79)	(0.85)	(0.70)	(0.52)	(0.45)
Net asset value, end of period	$ 121.70	$ 87.25	$ 64.53	$ 56.36	$ 44.50
Total ReturnB	40.57%	36.99%	15.94%	27.92%	28.86%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.76%	1.21%	1.22%	1.02%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$6,206,889	$4,288,256	$2,571,364	$2,223,254	$1,010,043
Portfolio turnover rateD,E	3%	5%	18%	4%	6%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
107	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 32.90	$ 32.63	$ 34.70	$ 31.63	$ 27.71
Income from Investment Operations
Net investment income (loss)A	0.71	0.65	0.65	0.55	0.57
Net realized and unrealized gain (loss)	13.98	0.30 B	(2.08)	3.09	3.87
Total from investment operations	14.69	0.95	(1.43)	3.64	4.44
Distributions from net investment income	(0.68)	(0.68)	(0.64)	(0.57)	(0.52)
Total distributions	(0.68)	(0.68)	(0.64)	(0.57)	(0.52)
Net asset value, end of period	$ 46.91	$ 32.90	$ 32.63	$ 34.70	$ 31.63
Total ReturnC	45.01%	3.28%	(4.02)%	11.54%	16.17%
Ratios to Average Net AssetsD
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.66%	2.08%	2.05%	1.60%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$544,137	$164,486	$199,043	$265,428	$211,931
Portfolio turnover rateE,F	4%	3%	12%	10%	7%

A	Calculated based on average shares outstanding during the period.
B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	108

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 24.23	$ 26.58	$ 24.69	$ 24.53	$ 25.83
Income from Investment Operations
Net investment income (loss)A	0.58	0.67	1.05	0.76	0.68
Net realized and unrealized gain (loss)	7.83	(2.13)	2.08	0.32	(1.12)
Total from investment operations	8.41	(1.46)	3.13	1.08	(0.44)
Distributions from net investment income	(0.89)	(0.68)	(1.24)	(0.92)	(0.86)
Return of capital	—	(0.21)	—	—	—
Total distributions	(0.89)	(0.89)	(1.24)	(0.92)	(0.86)
Net asset value, end of period	$ 31.75	$ 24.23	$ 26.58	$ 24.69	$ 24.53
Total ReturnB	35.58%	(5.27)%	13.19%	4.53%	(1.53)%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.16%	2.62%	4.20%	3.15%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,784,615	$1,066,154	$844,003	$502,347	$392,538
Portfolio turnover rateD,E	8%	9%	10%	8%	17%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
109	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017
Selected Per-Share Data
Net asset value, beginning of period	$ 39.11	$ 39.21	$ 34.85	$ 34.64	$ 33.57
Income from Investment Operations
Net investment income (loss)A	1.21	1.23	1.16	1.10	1.06
Net realized and unrealized gain (loss)	3.56	(0.09)	4.32	0.20	1.09
Total from investment operations	4.77	1.14	5.48	1.30	2.15
Distributions from net investment income	(1.25)	(1.24)	(1.12)	(1.09)	(1.08)
Total distributions	(1.25)	(1.24)	(1.12)	(1.09)	(1.08)
Net asset value, end of period	$ 42.63	$ 39.11	$ 39.21	$ 34.85	$ 34.64
Total ReturnB	12.46%	3.13%	15.93%	3.83%	6.61%
Ratios to Average Net AssetsC
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.96%	3.06%	3.11%	3.21%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,076,292	$844,807	$733,190	$336,273	$277,149
Portfolio turnover rateD,E	5%	5%	7%	6%	6%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
D	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
E	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	110

Notes to Financial Statements
For the year ended July 31, 2021
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2021, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
111	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions and futures, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 673,690,277	$ 254,922,985	$ (13,254,715)	$ 241,668,270
Fidelity MSCI Consumer Discretionary Index ETF	1,199,999,237	435,860,659	(4,620,785)	431,239,874
Fidelity MSCI Consumer Staples Index ETF	729,432,631	97,246,572	(9,654,800)	87,591,772
Fidelity MSCI Energy Index ETF	970,073,925	54,036,854	(131,943,202)	(77,906,348)
Fidelity MSCI Financials Index ETF	1,457,653,939	291,325,596	(34,542,039)	256,783,557
Fidelity MSCI Health Care Index ETF	2,052,719,143	876,037,698	(85,399,936)	790,637,762
Annual Report	112

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Industrials Index ETF	$ 710,579,615	$ 182,437,271	$ (30,979,180)	$ 151,458,091
Fidelity MSCI Information Technology Index ETF	3,276,966,453	2,948,309,347	(20,304,086)	2,928,005,261
Fidelity MSCI Materials Index ETF	497,530,551	55,825,143	(9,717,261)	46,107,882
Fidelity MSCI Real Estate Index ETF	1,461,882,221	345,202,056	(23,386,441)	321,815,615
Fidelity MSCI Utilities Index ETF	1,026,118,742	79,801,037	(28,958,517)	50,842,520
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 1,040,389	$ —	$ (30,856,027)	$ 241,668,271
Fidelity MSCI Consumer Discretionary Index ETF	403,134	—	(4,819,028)	431,239,874
Fidelity MSCI Consumer Staples Index ETF	1,264,698	—	(10,678,975)	87,591,773
Fidelity MSCI Energy Index ETF	—	—	(108,871,033)	(77,906,347)
Fidelity MSCI Financials Index ETF	2,384,582	—	(29,342,374)	256,783,557
Fidelity MSCI Health Care Index ETF	4,647,677	—	(16,536,303)	790,637,762
Fidelity MSCI Industrials Index ETF	251,828	—	(12,513,546)	151,458,091
Fidelity MSCI Information Technology Index ETF	4,125,810	—	(32,507,132)	2,928,005,260
Fidelity MSCI Materials Index ETF	164,438	—	(10,247,990)	46,107,882
Fidelity MSCI Real Estate Index ETF	—	—	(30,623,399)	321,815,615
Fidelity MSCI Utilities Index ETF	—	—	(23,582,131)	50,842,519
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$ (11,061,146)	$ (19,794,881)	$ (30,856,027)
Fidelity MSCI Consumer Discretionary Index ETF	—	(4,819,028)	(4,819,028)
Fidelity MSCI Consumer Staples Index ETF	—	(10,678,975)	(10,678,975)
Fidelity MSCI Energy Index ETF	(8,042,346)	(100,828,687)	(108,871,033)
Fidelity MSCI Financials Index ETF	(9,463,536)	(19,878,838)	(29,342,374)
Fidelity MSCI Health Care Index ETF	—	(16,536,303)	(16,536,303)
Fidelity MSCI Industrials Index ETF	(2,846,338)	(9,667,208)	(12,513,546)
Fidelity MSCI Information Technology Index ETF	(32,507,132)	—	(32,507,132)
Fidelity MSCI Materials Index ETF	(3,697,201)	(6,550,789)	(10,247,990)
Fidelity MSCI Real Estate Index ETF	(15,726,584)	(14,896,815)	(30,623,399)
Fidelity MSCI Utilities Index ETF	(10,426,370)	(13,155,761)	(23,582,131)
The tax character of distributions paid was as follows:
July 31, 2021
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$ 4,490,900	$ —	$ —	$ 4,490,900
Fidelity MSCI Consumer Discretionary Index ETF	7,322,150	—	—	7,322,150
Fidelity MSCI Consumer Staples Index ETF	20,813,400	—	—	20,813,400
Fidelity MSCI Energy Index ETF	29,586,300	—	—	29,586,300
Fidelity MSCI Financials Index ETF	23,611,000	—	—	23,611,000
Fidelity MSCI Health Care Index ETF	33,149,950	—	—	33,149,950
Fidelity MSCI Industrials Index ETF	7,709,800	—	—	7,709,800
Fidelity MSCI Information Technology Index ETF	39,319,850	—	—	39,319,850
Fidelity MSCI Materials Index ETF	5,562,850	—	—	5,562,850
113	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

July 31, 2021
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Real Estate Index ETF	$ 43,349,650	$ —	$ —	$ 43,349,650
Fidelity MSCI Utilities Index ETF	31,181,450	—	—	31,181,450

July 31, 2020
Fidelity MSCI Communication Services Index ETF	$ 4,434,950	$ —	$ —	$ 4,434,950
Fidelity MSCI Consumer Discretionary Index ETF	7,815,800	—	—	7,815,800
Fidelity MSCI Consumer Staples Index ETF	15,887,400	—	—	15,887,400
Fidelity MSCI Energy Index ETF	29,582,350	—	—	29,582,350
Fidelity MSCI Financials Index ETF	23,513,000	—	—	23,513,000
Fidelity MSCI Health Care Index ETF	23,973,050	—	—	23,973,050
Fidelity MSCI Industrials Index ETF	7,240,200	—	—	7,240,200
Fidelity MSCI Information Technology Index ETF	37,905,100	—	—	37,905,100
Fidelity MSCI Materials Index ETF	3,689,350	—	—	3,689,350
Fidelity MSCI Real Estate Index ETF	24,756,912	—	7,484,038	32,240,950
Fidelity MSCI Utilities Index ETF	27,022,800	—	—	27,022,800
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as
Annual Report	114

3. Derivative Instruments – continued

unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	86,133,699	86,258,963
Fidelity MSCI Consumer Discretionary Index ETF	625,557,298	620,125,867
Fidelity MSCI Consumer Staples Index ETF	159,558,987	160,017,440
Fidelity MSCI Energy Index ETF	83,230,334	76,948,417
Fidelity MSCI Financials Index ETF	67,287,009	49,117,446
Fidelity MSCI Health Care Index ETF	167,758,685	166,740,433
Fidelity MSCI Industrials Index ETF	35,757,220	33,320,756
Fidelity MSCI Information Technology Index ETF	170,054,969	156,197,231
Fidelity MSCI Materials Index ETF	13,182,367	12,795,928
Fidelity MSCI Real Estate Index ETF	120,962,374	110,515,728
Fidelity MSCI Utilities Index ETF	58,668,741	55,070,165
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	276,717,683	178,744,452
Fidelity MSCI Consumer Discretionary Index ETF	637,626,171	296,584,072
Fidelity MSCI Consumer Staples Index ETF	271,216,400	250,156,516
Fidelity MSCI Energy Index ETF	324,143,151	116,041,102
Fidelity MSCI Financials Index ETF	694,466,218	150,064,163
Fidelity MSCI Health Care Index ETF	397,410,301	136,993,276
Fidelity MSCI Industrials Index ETF	345,578,170	32,966,621
Fidelity MSCI Information Technology Index ETF	580,999,334	375,669,171
Fidelity MSCI Materials Index ETF	361,412,524	72,754,790
Fidelity MSCI Real Estate Index ETF	415,935,388	81,497,583
Fidelity MSCI Utilities Index ETF	414,913,901	268,951,958
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
115	Annual Report

Notes to Financial Statements  – continued
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
7. Other.
Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
Annual Report	116

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 16, 2021
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
117	Annual Report

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
Annual Report	118

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Acting Chairman of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
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Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Annual Report	120

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
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Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Trustee
Year of Election or Appointment: 2013
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Annual Report	122

Name, Year of Birth; Principal Occupation
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
123	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).
Annual Report	124

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During PeriodB February 1, 2021 to July 31, 2021
Fidelity MSCI Communication Services Index ETF	0.08%
Actual		$ 1,000.00	$ 1,212.50	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$ 1,000.00	$ 1,115.20	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$ 1,000.00	$ 1,122.80	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Energy Index ETF	0.08%
Actual		$ 1,000.00	$ 1,291.60	$ 0.45
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Financials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,265.50	$ 0.45
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$ 1,000.00	$ 1,125.20	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,202.90	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
125	Annual Report

Shareholder Expense Example  – continued
	Annualized Expense RatioA	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During PeriodB February 1, 2021 to July 31, 2021
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$ 1,000.00	$ 1,176.20	$ 0.43
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Materials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,209.10	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$ 1,000.00	$ 1,269.50	$ 0.45
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$ 1,000.00	$ 1,076.40	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.40	$ 0.40

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Annual Report	126

Distributions (Unaudited)
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2020	December 2020	March 2021	June 2021
Fidelity MSCI Communication Services Index ETF	99%	99%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	86%	86%	90%	90%
Fidelity MSCI Financials Index ETF	88%	88%	100%	100%
Fidelity MSCI Health Care Index ETF	99%	99%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	77%	77%	88%	88%
Fidelity MSCI Real Estate Index ETF	—	—	—	—
Fidelity MSCI Utilities Index ETF	95%	95%	97%	97%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2020	December 2020	March 2021	June 2021
Fidelity MSCI Communication Services Index ETF	99%	99%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	99%	99%	100%	100%
Fidelity MSCI Energy Index ETF	88%	88%	97%	97%
Fidelity MSCI Financials Index ETF	94%	94%	100%	100%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	96%	96%	100%	100%
Fidelity MSCI Real Estate Index ETF	—	—	—	—
Fidelity MSCI Utilities Index ETF	95%	95%	97%	97%
A percentage of the dividends distributed during the calendar year 2020 for the following funds qualify as a section 199A dividend:
	March 2020	June 2020	September 2020	December 2020
Fidelity MSCI Financials Index ETF	—	—	6%	6%
Fidelity MSCI Real Estate Index ETF	99%	99%	59%	59%
The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.
127	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sector ETFs
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). FMR and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2021 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and BFA, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.
The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s and BFA’s investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Annual Report	128

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with certain of the Investment Advisers.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three- and five-year periods ended September 30, 2020, as shown below.
129	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Annual Report	130

Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
131	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Annual Report	132

Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
133	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Annual Report	134

Fidelity MSCI Utilities Index ETF
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity ETFs are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
The Board considered that effective July 1, 2016, each fund’s management fee rate was reduced from 0.12% to 0.084%.
135	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Annual Report	136

Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
137	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Annual Report	138

Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
139	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Annual Report	140

Fidelity MSCI Utilities Index ETF
The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.
The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The Board noted that each fund’s total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
141	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee’s findings in connection with its consideration of the renewal of the Advisory Contracts.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.
Annual Report	142

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
143	Annual Report

EXT-ANN-0921
1.9584796.107

Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
(formerly Fidelity® Small-Mid Factor ETF)
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF
Annual Report
July 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The S&P 500® index gained 36.45% for the 12 months ending July 31, 2021, as U.S. equities continued a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” theme, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed through July, driven by corporate earnings. Notably, this leg saw momentum shift back to large growth, as easing rates and a hawkish Fed stymied the reflation trade. By sector, financials (+55%) led, driven by banks (+63%), whereas utilities (+12%) and consumer staples (+18%) notably lagged.
Annual Report	4

Fidelity® Dividend ETF for Rising Rates
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Dividend ETF For Rising Rates, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	37.57	14.61
Fidelity Dividend ETF for Rising Rates – Market PriceB	37.64	14.74
Fidelity Dividend Index For Rising RatesA	38.01	15.00
Russell 1000 IndexA	37.97	18.13
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Dividend ETF For Rising Rates and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Dividend ETF For Rising Rates – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Dividend Index for Rising Rates and the Russell 1000 Index performed over the same period.
5	Annual Report

Fidelity® Dividend ETF for Rising Rates
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund’s (ETF) net asset value rose 37.57% and its market price gained 37.64%, roughly in line with the 38.01% advance of the benchmark Fidelity Dividend Index for Rising Rates. By sector, information technology gained 42% and contributed most, followed by financials, which gained about 68%, and industrials, which advanced roughly 44%, lifted by the capital goods industry (+46%). The consumer discretionary sector rose 41%, health care gained roughly 18%, and communication services advanced 30%, benefiting from the media & entertainment industry (+41%). Other notable contributors included the consumer staples (+23%), real estate (+43%), materials (+46%), energy (+42%), and utilities (+13%) sectors. Turning to individual stocks, the top contributor was Apple (+39%), from the technology hardware & equipment group. In software & services, Microsoft (+41%) was helpful and JPMorgan Chase (+61%) from the banks segment also contributed. UnitedHealth Group, within the health care equipment & services industry, rose 38%, and Broadcom, within the semiconductors & semiconductor equipment category, gained 59% and boosted the fund. Conversely, the biggest individual detractor was Bayer (-6%) followed by Amgen (-3%), both from the pharmaceuticals, biotechnology & life sciences group. Within banks, Truist Financial returned -5% and hurt. Other detractors were ACS Actividades de Construccion y Servicios (-10%), a stock in the capital goods category, and New York Times (-5%), from the media & entertainment industry.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® Dividend ETF for Rising Rates
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	6.6
Microsoft Corp.	6.2
UnitedHealth Group, Inc.	2.3
Johnson & Johnson	2.3
Visa, Inc. Class A	2.1
Pfizer, Inc.	1.9
Mastercard, Inc. Class A	1.8
JPMorgan Chase & Co.	1.8
The Home Depot, Inc.	1.7
AbbVie, Inc.	1.7
28.4

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	28.0
Health Care	13.6
Consumer Discretionary	12.4
Financials	11.1
Communication Services	9.9
Industrials	8.5
Consumer Staples	5.7
Real Estate	3.2
Materials	2.5
Energy	2.4
Utilities	2.3

Asset Allocation as of July 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 5.9%
7	Annual Report

Fidelity® High Dividend ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity High Dividend ETF – NAVA	42.42	12.84
Fidelity High Dividend ETF – Market PriceB	42.62	13.04
Fidelity High Dividend IndexA	42.89	13.19
Russell 1000 IndexA	37.97	18.13
Average annual total returns represent just that – the average return on an annual basis for Fidelity® High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity High Dividend ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity High Dividend Index and the Russell 1000 Index performed over the same period.
Annual Report	8

Fidelity® High Dividend ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund’s (ETF) net asset value rose 42.42% and its market price gained 42.62%. This compares with the 42.89% advance of the benchmark Fidelity High Dividend Index. By sector, financials gained approximately 71% and contributed most, followed by information technology, which gained roughly 40%, and real estate, which advanced about 49%. The materials sector rose 48%, energy gained 52%, and consumer staples advanced roughly 21%, benefiting from the food, beverage & tobacco industry (+25%). Other notable contributors included the consumer discretionary (+41%), health care (+15%), industrials (+43%), and communication services (+30%) sectors. Turning to individual stocks, the biggest individual contributor was Apple (+39%), from the technology hardware & equipment industry. Microsoft, within the software & services category, gained 41% and boosted the fund. In diversified financials, Blackstone (+125%) helped. Other contributors were JPMorgan Chase (+61%) and Wells Fargo (+92%), from the banks group. Conversely, the biggest individual detractor was Seagate Technology (-12%), from the technology hardware & equipment segment, followed by New York Times (-5%), which is in the media & entertainment industry. Within pharmaceuticals, biotechnology & life sciences, Organon returned about -22% and hurt. Other detractors were ACS, Actividades de Construccion y Servicios (-10%), a stock in the capital goods segment, and Clariant (+1%), from the materials sector.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® High Dividend ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	4.8
Microsoft Corp.	4.6
JPMorgan Chase & Co.	2.3
Exxon Mobil Corp.	2.3
The Procter & Gamble Co.	2.2
Wells Fargo & Co.	2.1
Chevron Corp.	2.1
Bank of America Corp.	2.1
The Blackstone Group, Inc. Class A	2.1
The Coca-Cola Co.	2.0
26.6

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	20.8
Financials	18.7
Consumer Staples	12.3
Real Estate	10.9
Energy	9.7
Materials	9.2
Health Care	6.7
Consumer Discretionary	5.7
Communication Services	3.5
Industrials	1.9

Asset Allocation as of July 31, 2021
* Foreign investments – 10.5%
Annual Report	10

Fidelity® Low Volatility Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Low Volatility Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	28.90	16.23
Fidelity Low Volatility Factor ETF – Market PriceB	28.91	16.49
Fidelity U.S. Low Volatility Factor IndexA	29.26	16.52
Russell 1000 IndexA	37.97	18.13
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Volatility Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Low Volatility Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Low Volatility Factor Index and the Russell 1000 Index performed over the same period.
11	Annual Report

Fidelity® Low Volatility Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund’s (ETF) net asset value rose 28.90% and its market price gained 28.91%, roughly in line with the 29.26% advance of the benchmark Fidelity U.S. Low Volatility Factor Index. By sector, information technology gained approximately 32% and contributed most, followed by consumer discretionary, which gained about 40%, and health care, which advanced about 30%. The communication services sector rose roughly 36%, boosted by the media & entertainment industry (+57%), industrials gained roughly 29%, and financials advanced 23%. Other notable contributors included the real estate (+32%), energy (+30%), materials (+23%), consumer staples (+9%), and utilities (+9%) sectors. Turning to individual stocks, the biggest individual contributor was Alphabet (+82%), from the media & entertainment segment. In software & services, Microsoft (+41%) and Oracle (+57%) helped. Apple, within the technology hardware & equipment group, advanced 32% and lifted the fund. Another contributor was Nike (+76%), a stock in the consumer durables & apparel category. In contrast, the biggest individual detractor was Citrix Systems (-29%), from the software & services industry, followed by Erie Indemnity (-27%), which is in the insurance category. Within media & entertainment, Activision Blizzard returned about -17% and hurt. Other detractors were Fidelity National Information Services (-10%), a stock in the software & services group, and Clorox (-21%), from the household & personal products segment.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	12

Fidelity® Low Volatility Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	6.2
Microsoft Corp.	5.8
Alphabet, Inc. Class A	4.5
Amazon.com, Inc.	3.8
Visa, Inc. Class A	1.8
Johnson & Johnson	1.6
Adobe, Inc.	1.5
UnitedHealth Group, Inc.	1.5
The Home Depot, Inc.	1.3
Accenture PLC Class A	1.3
29.3

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	28.1
Health Care	14.0
Consumer Discretionary	12.8
Communication Services	10.5
Financials	10.1
Industrials	8.9
Consumer Staples	5.3
Real Estate	3.1
Materials	2.5
Utilities	2.3
Energy	2.2

Asset Allocation as of July 31, 2021
* Foreign investments – 6.5%
13	Annual Report

Fidelity® Momentum Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Momentum Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Momentum Factor ETF – NAVA	27.58	16.07
Fidelity Momentum Factor ETF – Market PriceB	27.33	16.24
Fidelity U.S. Momentum Factor IndexA	27.99	16.43
Russell 1000 IndexA	37.97	18.13
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Momentum Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Momentum Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Momentum Factor Index and the Russell 1000 Index performed over the same period.
Annual Report	14

Fidelity® Momentum Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund’s (ETF) net asset value rose 27.58% and its market price gained 27.33%, roughly in line with the 27.99% advance of the benchmark Fidelity U.S. Momentum Factor Index. By sector, information technology gained approximately 31% and contributed most, followed by industrials, which gained 58%, benefiting from the capital goods industry (+87%), and communication services, which advanced 35%, lifted by the media & entertainment industry (+39%). The health care sector rose roughly 24%, consumer discretionary gained about 21%, and financials advanced 19%, benefiting from the diversified financials industry (+28%). Other notable contributors included the materials (+27%), energy (+30%), real estate (+19%), consumer staples (+7%), and utilities (+5%) sectors. Turning to individual stocks, the top contributor was Alphabet (+80%), from the media & entertainment segment. In pharmaceuticals, biotechnology & life sciences, Moderna (+456%) was helpful and Apple (+38%), from the technology hardware & equipment industry, also contributed. Microsoft, within the software & services category, rose about 39%, and Tesla, within the automobiles & components group, gained 139% and boosted the fund. Conversely, the biggest individual detractor was Pacific Biosciences (-39%), from the pharmaceuticals, biotechnology & life sciences segment. Other detractors from this group included Novavax (-49%) and Regeneron Pharmaceuticals (-26%). Other detractors, from the software & services group were Trade Desk (-34%) and Digital Turbine (-26%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
15	Annual Report

Fidelity® Momentum Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	6.2
Microsoft Corp.	5.9
Alphabet, Inc. Class A	4.2
Amazon.com, Inc.	3.8
Facebook, Inc. Class A	2.4
Moderna, Inc.	1.8
Johnson & Johnson	1.8
Tesla, Inc.	1.7
Berkshire Hathaway, Inc. Class B	1.7
UnitedHealth Group, Inc.	1.6
31.1

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	27.3
Health Care	14.2
Consumer Discretionary	11.6
Communication Services	11.1
Financials	11.0
Industrials	9.1
Consumer Staples	5.0
Real Estate	3.0
Materials	2.6
Energy	2.4
Utilities	2.3

Asset Allocation as of July 31, 2021
* Foreign investments – 5.0%
Annual Report	16

Fidelity® Quality Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Quality Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Quality Factor ETF – NAVA	36.00	17.32
Fidelity Quality Factor ETF – Market PriceB	35.85	17.41
Fidelity U.S. Quality Factor IndexA	36.41	17.67
Russell 1000 IndexA	37.97	18.13
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Quality Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Quality Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Quality Factor Index and the Russell 1000 Index performed over the same period.
17	Annual Report

Fidelity® Quality Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund’s (ETF) net asset value rose 36% and its market price gained 35.85%, roughly in line with the 36.41% advance of the benchmark Fidelity U.S. Quality Factor Index. By sector, information technology gained 41% and contributed most, followed by financials, which gained 53%, and consumer discretionary, which advanced 39%. The health care sector rose roughly 30%, communication services gained 39%, driven by the media & entertainment industry (+50%), and industrials advanced 34%. Other notable contributors included the real estate (+41%), energy (+40%), materials (+32%), consumer staples (+11%), and utilities (+15%) sectors. Turning to individual stocks, the top contributor was Alphabet (+82%), from the media & entertainment segment. In technology hardware & equipment, Apple (+39%) was helpful, and Microsoft (+41%), from the software & services industry, also contributed. Nvidia, within the semiconductors & semiconductor equipment category, rose 85%, and Western Alliance Bancorp, within the banks group, gained about 157% and boosted the fund. Conversely, the biggest individual detractor was Regeneron Pharmaceuticals (-22%), from the pharmaceuticals, biotechnology & life sciences industry. In household & personal products, Clorox (-21%) and Church & Dwight (-15%) hurt. Zoom Video Communications, within the software & services segment, returned approximately -9% and hindered the fund. Another detractor was Kinsale Capital (-12%), a stock in the insurance category.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	18

Fidelity® Quality Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	5.9
Microsoft Corp.	5.6
Alphabet, Inc. Class A	4.2
Facebook, Inc. Class A	2.5
NVIDIA Corp.	1.8
The Home Depot, Inc.	1.7
Visa, Inc. Class A	1.6
Johnson & Johnson	1.5
UnitedHealth Group, Inc.	1.4
Mastercard, Inc. Class A	1.4
27.6

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	28.1
Consumer Discretionary	13.0
Health Care	12.8
Financials	11.1
Communication Services	10.8
Industrials	8.6
Consumer Staples	5.2
Real Estate	3.1
Materials	2.6
Energy	2.3
Utilities	2.2

Asset Allocation as of July 31, 2021
* Foreign investments – 3.0%
19	Annual Report

Fidelity® Small-Mid Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Small-Mid Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Small-Mid Multifactor ETF – NAVA	44.21	15.46
Fidelity Small-Mid Multifactor ETF – Market PriceB	44.05	15.38
Fidelity Small-Mid Multifactor IndexA	44.74	15.81
Dow Jones U.S. Completion Total Stock Market IndexA	50.99	22.81
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Small-Mid Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Small-Mid Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Small-Mid Multifactor Index and the Dow Jones U.S. Completion Total Stock Market Index performed over the same period.
Annual Report	20

Fidelity® Small-Mid Multifactor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund’s (ETF) net asset value rose 44.21% and its market price gained 44.05%, roughly in line with the 44.74% advance of the benchmark Fidelity Small-Mid Multifactor Index. By sector, information technology gained 54% and contributed most, followed by industrials, which gained 49%, benefiting from the capital goods industry (+58%), and consumer discretionary, which advanced roughly 60%. The financials sector rose 48%, health care gained roughly 29%, and real estate advanced 41%. Other notable contributors included the materials (+40%), communication services (+39%), energy (+29%), consumer staples (+19%), and utilities (+17%) sectors. Turning to individual stocks, the biggest individual contributor was Moderna (+173%), from the health care category. In communication services, Zillow (+124%) and Match (+61%) helped. Generac Holdings, within the industrials segment, advanced roughly 136% and lifted the fund. Another contributor was Etsy (+81%), a stock in the consumer discretionary group. Conversely, the biggest individual detractor was Quidel (-48%), from the health care industry. In health care, iRhythm Technologies (-75%), Ultragenyx Pharma (-46%), Haemonetics (-55%), and Turning Point Therapeutics (-48%) all hurt the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Note to Shareholders: On December 1, 2020, the fund's name changed from Fidelity Small-Mid Factor ETF to Fidelity Small-Mid Multifactor ETF. Correspondingly, the fund's primary benchmark changed from Fidelity Small-Mid Factor Index to Fidelity Small-Mid Multifactor Index.
21	Annual Report

Fidelity® Small-Mid Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Bath & Body Works, Inc.	0.5
Textron, Inc.	0.4
Camden Property Trust	0.4
Advance Auto Parts, Inc.	0.4
Steel Dynamics, Inc.	0.3
LKQ Corp.	0.3
DENTSPLY SIRONA, Inc.	0.3
Equity Lifestyle Properties, Inc.	0.3
FactSet Research Systems, Inc.	0.3
Fidelity National Financial, Inc.	0.3
3.5

Top Market Sectors as of July 31, 2021
% of fund's net assets
Industrials	17.6
Financials	15.9
Consumer Discretionary	14.2
Information Technology	13.9
Health Care	12.8
Real Estate	8.8
Materials	4.9
Communication Services	3.2
Consumer Staples	3.2
Utilities	3.1
Energy	2.3

Asset Allocation as of July 31, 2021
* Foreign investments – 4.7%
Annual Report	22

Fidelity® Stocks for Inflation ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Stocks For Inflation ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Stocks for Inflation ETF – NAVA	31.78	15.95
Fidelity Stocks for Inflation ETF – Market PriceB	32.29	15.83
Fidelity Stocks For Inflation Factor IndexA	32.22	16.39
Russell 1000 IndexA	37.97	26.14
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Stocks For Inflation ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From November 5, 2019.
B	From November 7, 2019, date initially listed on the Cboe BZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Stocks For Inflation ETF – NAV on November 5, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Stocks for Inflation Factor Index and the Russell 1000 Index performed over the same period.
23	Annual Report

Fidelity® Stocks for Inflation ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund's (ETF) net asset value gained 31.78% and its market price rose 32.29%, roughly in line with the 32.22% advance of the Fidelity Stocks for Inflation Factor Index. By sector, information technology gained about 39% and contributed most, followed by health care, which gained roughly 32%, and materials, which advanced 48%. The communication services sector rose 43%, boosted by the media & entertainment industry (+46%), real estate gained about 43%, and consumer discretionary advanced roughly 29%. Other notable contributors included the industrials (+49%), financials (+37%), consumer staples (+15%), energy (+19%), and utilities (+15%) sectors. Turning to individual stocks, the top contributor was Apple (+40%), from the technology hardware & equipment category, followed by Microsoft (+43%), within the software & services group. In media & entertainment, Alphabet advanced 83%, and ConocoPhillips (+33%), from the energy sector, also helped. Steel Dynamics, within the materials sector, rose about 42% and boosted the fund. In contrast, the biggest individual detractor was Vertex Pharmaceuticals (-24%), from the pharmaceuticals, biotechnology & life sciences industry. Regeneron Pharmaceuticals, also within the pharmaceuticals, biotechnology & life sciences segment, returned roughly -23% and hindered the fund. In health care equipment & services, Quidel (-23%) and ResMed (-11%) hurt. Another detractor was Kimberly-Clark (-10%), a stock in the household & personal products category.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	24

Fidelity® Stocks for Inflation ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	4.8
Microsoft Corp.	4.5
The Williams Cos., Inc.	3.7
EQT Corp.	3.4
The Chemours Co.	2.7
Eagle Materials, Inc.	2.6
Newmont Corp.	2.4
Extra Space Storage, Inc.	2.3
The Procter & Gamble Co.	2.3
Alphabet, Inc. Class A	2.2
30.9

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	23.1
Health Care	17.7
Consumer Staples	10.1
Consumer Discretionary	8.0
Materials	7.8
Energy	7.0
Real Estate	6.4
Financials	6.0
Communication Services	5.7
Utilities	4.1
Industrials	4.0

Asset Allocation as of July 31, 2021
* Foreign investments – 1.9%
25	Annual Report

Fidelity® U.S. Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® U.S. Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns take Fidelity U.S. Multifactor ETF’s cumulative total return and show you what would have happened if Fidelity U.S. Multifactor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity U.S. Multifactor ETF – NAV on September 15, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Multifactor Index and the Russell 1000 Index performed over the same period.
Annual Report	26

Fidelity® U.S. Multifactor ETF
Management’s Discussion of Fund Performance
Between September 15, 2020, the exchange traded fund’s (ETF’s) inception date, and July 31, 2021, the end of the ETF’s fiscal year, the ETF’s net asset value rose 29.94% and its market price gained 31.70%, compared with an increase of 30.32% for the benchmark Fidelity U.S. Multifactor Index during the same period. By sector, information technology gained about 29%, while financials and communication services each rose about 46%. Health care gained roughly 27%, consumer discretionary was up about 28% and industrials rose about 27%. Turning to individual stocks, the top contributor was Alphabet (+79%), from the media and entertainment group. In software & services, Microsoft (+41%) was helpful, while in technology hardware & equipment, Apple (+31%) also contributed to results. American Financial Group (+120%), in the insurance group, further added value, as did Facebook (+36%), within media & entertainment. Conversely, the biggest individual detractor was Lockheed Martin (-15%), from the capital goods category. Within consumer services, Grand Canyon Education (-17%) detracted. Other detractors were two stocks in the utilities category, WEC Energy (-15%) and Vistra (-16%), and Citrix Systems (-25%), from the software & services industry.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
27	Annual Report

Fidelity® U.S. Multifactor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	5.7
Microsoft Corp.	5.3
Alphabet, Inc. Class A	4.1
Facebook, Inc. Class A	2.4
Johnson & Johnson	1.7
The Home Depot, Inc.	1.6
The Procter & Gamble Co.	1.4
Exxon Mobil Corp.	1.4
Visa, Inc. Class A	1.4
S&P Global, Inc.	1.3
26.3

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	26.7
Health Care	13.6
Consumer Discretionary	13.6
Financials	10.7
Communication Services	10.7
Industrials	9.3
Consumer Staples	5.2
Real Estate	3.2
Materials	2.4
Energy	2.3
Utilities	2.1

Asset Allocation as of July 31, 2021
* Foreign investments – 2.2%
Annual Report	28

Fidelity® Value Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Value Factor ETF – NAVA	42.56	16.46
Fidelity Value Factor ETF – Market PriceB	42.76	16.64
Fidelity U.S. Value Factor IndexA	43.02	16.82
Russell 1000 IndexA	37.97	18.13
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From September 12, 2016.
B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Value Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Value Factor Index and the Russell 1000 Index performed over the same period.
29	Annual Report

Fidelity® Value Factor ETF
Management’s Discussion of Fund Performance
For the fiscal year ending July 31, 2021, the exchange-traded fund’s (ETF) net asset value rose 42.56% and its market price gained 42.76%, roughly in line with the 43.02% advance of the benchmark Fidelity U.S. Value Factor Index. By sector, information technology gained 41% and contributed most, followed by financials, which gained roughly 66%, and communication services, which advanced about 61%, lifted by the media & entertainment industry (+73%). The health care sector rose roughly 34%, consumer discretionary gained 32%, and industrials advanced 46%. Other notable contributors included the real estate (+63%), materials (+79%), consumer staples (+18%), energy (+48%), and utilities (+9%) sectors. Turning to individual stocks, the top contributor was Alphabet (+82%), from the media & entertainment segment. In technology hardware & equipment, Apple (+39%) was helpful and Microsoft (+41%), from the software & services group, also contributed. Facebook, within the media & entertainment industry, rose about 41%, and Capital One Financial, within the diversified financials category, gained 153% and boosted the fund. Conversely, the biggest individual detractor was PG&E (-25%), from the utilities sector, followed by Kimberly Clark (-11%), which is in the household & personal products segment. Within capital goods, Paccar returned -10% and hurt. Other detractors were Check Point Software (-8%), a stock in the software & services group, and Grand Canyon Education (+3%), from the consumer services category.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	30

Fidelity® Value Factor ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	6.1
Microsoft Corp.	5.7
Alphabet, Inc. Class A	4.2
Amazon.com, Inc.	3.8
Facebook, Inc. Class A	2.5
Berkshire Hathaway, Inc. Class B	1.8
Visa, Inc. Class A	1.7
Johnson & Johnson	1.6
UnitedHealth Group, Inc.	1.5
The Home Depot, Inc.	1.4
30.3

Top Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	27.9
Health Care	13.1
Consumer Discretionary	12.3
Financials	11.2
Communication Services	10.9
Industrials	8.6
Consumer Staples	5.3
Real Estate	3.1
Materials	2.9
Energy	2.4
Utilities	2.1

Asset Allocation as of July 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 2.2%
31	Annual Report

Fidelity® Dividend ETF for Rising Rates
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 9.9%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	173,787	$ 4,874,725
Lumen Technologies, Inc.	230,534	2,874,759
Verizon Communications, Inc.	95,493	5,326,600
		13,076,084
Entertainment – 0.6%
Activision Blizzard, Inc.	36,902	3,085,745
Media – 6.6%
Cable One, Inc.	1,312	2,477,043
Comcast Corp. Class A	104,359	6,139,440
Fox Corp. Class A	90,818	3,238,570
News Corp. Class A	134,914	3,322,932
Nexstar Media Group, Inc. Class A	21,429	3,151,563
Omnicom Group, Inc.	42,687	3,108,467
Sirius XM Holdings, Inc. (a)	431,076	2,789,062
The Interpublic Group of Cos., Inc.	105,766	3,739,886
The New York Times Co. Class A	52,107	2,281,244
ViacomCBS, Inc. Class B	56,281	2,303,581
		32,551,788
TOTAL COMMUNICATION SERVICES		48,713,617
CONSUMER DISCRETIONARY – 12.4%
Distributors – 1.0%
Genuine Parts Co.	37,970	4,819,153
Hotels, Restaurants & Leisure – 2.5%
McDonald's Corp.	26,014	6,313,858
Starbucks Corp.	49,117	5,964,277
		12,278,135
Household Durables – 1.6%
Leggett & Platt, Inc.	85,625	4,112,569
Newell Brands, Inc.	142,949	3,537,988
		7,650,557
Multiline Retail – 1.3%
Target Corp.	25,147	6,564,624
Specialty Retail – 2.9%
Lowe's Cos., Inc.	29,636	5,710,561
The Home Depot, Inc.	25,691	8,431,529
		14,142,090
Textiles, Apparel & Luxury Goods – 3.1%
Hanesbrands, Inc.	239,096	4,365,893
NIKE, Inc. Class B	40,738	6,824,022
VF Corp.	49,200	3,945,840
		15,135,755
TOTAL CONSUMER DISCRETIONARY		60,590,314
CONSUMER STAPLES – 5.7%
Beverages – 2.0%
PepsiCo, Inc.	30,826	4,838,141

	Shares	Value

The Coca-Cola Co.	86,710	$ 4,945,071
		9,783,212
Household Products – 1.3%
The Procter & Gamble Co.	44,807	6,372,900
Tobacco – 2.4%
Altria Group, Inc.	69,655	3,346,226
British American Tobacco PLC	53,914	2,009,286
Japan Tobacco, Inc.	98,300	1,916,738
Philip Morris International, Inc.	43,366	4,340,503
		11,612,753
TOTAL CONSUMER STAPLES		27,768,865
ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	33,164	3,376,427
Exxon Mobil Corp.	69,610	4,007,448
ONEOK, Inc.	27,148	1,410,882
The Williams Cos., Inc.	56,746	1,421,487
Valero Energy Corp.	20,287	1,358,620
TOTAL ENERGY		11,574,864
FINANCIALS – 11.1%
Banks – 8.1%
Bank of America Corp.	180,357	6,918,495
Citigroup, Inc.	71,152	4,811,298
JPMorgan Chase & Co.	57,084	8,664,210
The PNC Financial Services Group, Inc.	23,811	4,343,364
Truist Financial Corp.	71,451	3,889,078
US Bancorp	79,898	4,437,535
Wells Fargo & Co.	139,092	6,389,886
		39,453,866
Insurance – 1.6%
MetLife, Inc.	66,714	3,849,398
Prudential Financial, Inc.	40,267	4,037,975
		7,887,373
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
AGNC Investment Corp.	185,749	2,947,836
Starwood Property Trust, Inc.	148,928	3,876,596
		6,824,432
TOTAL FINANCIALS		54,165,671
HEALTH CARE – 13.6%
Biotechnology – 3.1%
AbbVie, Inc.	71,894	8,361,272
Gilead Sciences, Inc.	99,239	6,777,031
		15,138,303
Health Care Providers & Services – 2.3%
UnitedHealth Group, Inc.	27,337	11,268,858

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 8.2%
Bayer AG	88,289	$ 5,265,013
GlaxoSmithKline PLC	312,598	6,162,054
Johnson & Johnson	64,960	11,186,112
Merck & Co., Inc.	100,287	7,709,062
Organon & Co.	10,075	292,276
Pfizer, Inc.	221,846	9,497,227
		40,111,744
TOTAL HEALTH CARE		66,518,905
INDUSTRIALS – 8.5%
Aerospace & Defense – 2.0%
General Dynamics Corp.	11,094	2,174,757
Lockheed Martin Corp.	6,750	2,508,772
Northrop Grumman Corp.	6,077	2,206,073
Raytheon Technologies Corp.	35,720	3,105,854
		9,995,456
Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	16,442	3,146,341
Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios S.A.	39,901	1,048,491
Electrical Equipment – 1.0%
Eaton Corp. PLC	15,411	2,435,708
Emerson Electric Co.	22,357	2,255,598
		4,691,306
Industrial Conglomerates – 2.4%
3M Co.	14,096	2,790,162
CK Hutchison Holdings Ltd.	182,000	1,330,245
General Electric Co.	217,646	2,818,516
Honeywell International, Inc.	14,706	3,438,116
Jardine Matheson Holdings Ltd.	21,328	1,267,736
		11,644,775
Machinery – 1.7%
Caterpillar, Inc.	13,091	2,706,564
Cummins, Inc.	7,178	1,666,014
Illinois Tool Works, Inc.	9,878	2,239,046
PACCAR, Inc.	17,305	1,436,142
		8,047,766
Road & Rail – 0.6%
Union Pacific Corp.	14,201	3,106,611
TOTAL INDUSTRIALS		41,680,746
INFORMATION TECHNOLOGY – 28.0%
Communications Equipment – 1.6%
Cisco Systems, Inc.	143,419	7,941,110
IT Services – 6.2%
International Business Machines Corp.	46,516	6,556,896
Mastercard, Inc. Class A	23,254	8,974,649

	Shares	Value

The Western Union Co.	193,472	$4,490,485
Visa, Inc. Class A	41,275	10,169,747
		30,191,777
Semiconductors & Semiconductor Equipment – 5.4%
Broadcom, Inc.	13,981	6,786,378
Intel Corp.	122,626	6,587,469
QUALCOMM, Inc.	39,933	5,981,963
Texas Instruments, Inc.	36,239	6,907,878
		26,263,688
Software – 7.2%
Microsoft Corp.	106,682	30,394,768
NortonLifelock, Inc.	205,401	5,098,053
		35,492,821
Technology Hardware, Storage & Peripherals – 7.6%
Apple, Inc.	220,227	32,122,310
HP, Inc.	186,185	5,375,161
		37,497,471
TOTAL INFORMATION TECHNOLOGY		137,386,867
MATERIALS – 2.5%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	6,101	1,775,574
Clariant AG (b)	45,746	950,960
Dow, Inc.	26,358	1,638,413
Linde PLC	10,016	3,078,818
LyondellBasell Industries N.V. Class A	13,930	1,383,667
		8,827,432
Containers & Packaging – 0.5%
Amcor PLC	106,919	1,235,984
International Paper Co.	23,857	1,377,980
		2,613,964
Metals & Mining – 0.2%
Fortescue Metals Group Ltd.	56,471	1,033,989
TOTAL MATERIALS		12,475,385
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	8,042	2,274,278
Crown Castle International Corp.	9,078	1,752,871
Iron Mountain, Inc.	23,767	1,040,044
Omega Healthcare Investors, Inc.	20,489	743,341
Prologis, Inc.	14,845	1,900,754
Public Storage	4,692	1,466,156
Simon Property Group, Inc.	10,915	1,380,966
Ventas, Inc.	18,252	1,091,104
VEREIT, Inc.	20,498	1,003,787
Vornado Realty Trust	19,440	845,640
Welltower, Inc.	15,531	1,349,023
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® Dividend ETF for Rising Rates
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
WP Carey, Inc.	11,757	$ 948,672
TOTAL REAL ESTATE		15,796,636
UTILITIES – 2.3%
Electric Utilities – 2.0%
Duke Energy Corp.	19,622	2,062,468
Exelon Corp.	35,627	1,667,344
NextEra Energy, Inc.	35,375	2,755,713
PPL Corp.	45,985	1,304,594
The Southern Co.	29,629	1,892,404
		9,682,523
Multi-Utilities – 0.3%
Dominion Energy, Inc.	23,994	1,796,431
TOTAL UTILITIES		11,478,954
TOTAL COMMON STOCKS (Cost $398,676,513)		488,150,824
Money Market Funds – 0.7%

Fidelity Cash Central Fund, 0.06% (c)	654,349	654,480
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	2,620,088	2,620,350
TOTAL MONEY MARKET FUNDS (Cost $3,274,830)		3,274,830
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $401,951,343)		491,425,654
NET OTHER ASSETS (LIABILITIES) – (0.3%)		(1,336,953)
NET ASSETS – 100.0%		$ 490,088,701

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	8	September 2021	$1,755,800	$40,619	$40,619
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 661
Fidelity Securities Lending Cash Central Fund	3,333
Total	$3,994
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$ 624,973	$19,645,579	$19,615,998	$(19)	$(55)	$ 654,480	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	4,367,089	28,971,507	30,718,246	(17)	17	2,620,350	0.0%
Total	$4,992,062	$48,617,086	$50,334,244	$(36)	$(38)	$3,274,830
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 48,713,617	$ 48,713,617	$ —	$ —
Consumer Discretionary	60,590,314	60,590,314	—	—
Consumer Staples	27,768,865	27,768,865	—	—
Energy	11,574,864	11,574,864	—	—
Financials	54,165,671	54,165,671	—	—
Health Care	66,518,905	66,518,905	—	—
Industrials	41,680,746	41,680,746	—	—
Information Technology	137,386,867	137,386,867	—	—
Materials	12,475,385	12,475,385	—	—
Real Estate	15,796,636	15,796,636	—	—
Utilities	11,478,954	11,478,954	—	—
Money Market Funds	3,274,830	3,274,830	—	—
Total Investments in Securities:	$ 491,425,654	$ 491,425,654	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 40,619	$ 40,619	$ —	$ —
Total Assets	$ 40,619	$ 40,619	—	$ —
Total Derivative Instruments:	$ 40,619	$ 40,619	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$40,619	$0
Total Equity Risk	40,619	0
Total Value of Derivatives	$40,619	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® High Dividend ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	131,995	$ 3,702,460
Lumen Technologies, Inc.	174,296	2,173,471
Verizon Communications, Inc.	72,550	4,046,839
		9,922,770
Entertainment – 0.2%
Activision Blizzard, Inc.	27,866	2,330,155
Media – 2.3%
Cable One, Inc.	977	1,844,566
Comcast Corp. Class A	78,771	4,634,098
Fox Corp. Class A	68,666	2,448,630
News Corp. Class A	102,656	2,528,417
Nexstar Media Group, Inc. Class A	16,179	2,379,446
Omnicom Group, Inc.	32,254	2,348,736
Sirius XM Holdings, Inc. (a)	325,871	2,108,385
The Interpublic Group of Cos., Inc.	79,912	2,825,688
The New York Times Co. Class A	39,378	1,723,969
ViacomCBS, Inc. Class B	42,485	1,738,911
		24,580,846
TOTAL COMMUNICATION SERVICES		36,833,771
CONSUMER DISCRETIONARY – 5.7%
Distributors – 0.5%
Genuine Parts Co.	37,469	4,755,565
Hotels, Restaurants & Leisure – 1.2%
McDonald's Corp.	25,548	6,200,755
Starbucks Corp.	48,506	5,890,084
		12,090,839
Household Durables – 0.7%
Berkeley Group Holdings PLC	59,062	3,978,563
Newell Brands, Inc.	140,518	3,477,821
		7,456,384
Multiline Retail – 0.6%
Target Corp.	24,799	6,473,779
Specialty Retail – 1.3%
Lowe's Cos., Inc.	29,210	5,628,475
The Home Depot, Inc.	25,207	8,272,685
		13,901,160
Textiles, Apparel & Luxury Goods – 1.4%
Hanesbrands, Inc.	235,030	4,291,648
NIKE, Inc. Class B	39,996	6,699,730
VF Corp.	48,329	3,875,986
		14,867,364
TOTAL CONSUMER DISCRETIONARY		59,545,091
CONSUMER STAPLES – 12.3%
Beverages – 4.0%
PepsiCo, Inc.	131,043	20,567,199

	Shares	Value

The Coca-Cola Co.	369,277	$ 21,059,867
		41,627,066
Household Products – 2.2%
The Procter & Gamble Co.	164,521	23,399,822
Tobacco – 6.1%
Altria Group, Inc.	365,127	17,540,701
British American Tobacco PLC	365,160	13,608,911
Japan Tobacco, Inc.	665,500	12,976,492
Philip Morris International, Inc.	205,431	20,561,589
		64,687,693
TOTAL CONSUMER STAPLES		129,714,581
ENERGY – 9.7%
Oil, Gas & Consumable Fuels – 9.7%
Chevron Corp.	215,313	21,921,017
Exxon Mobil Corp.	418,763	24,108,186
Kinder Morgan, Inc.	1,097,975	19,082,805
ONEOK, Inc.	362,327	18,830,134
The Williams Cos., Inc.	710,772	17,804,839
TOTAL ENERGY		101,746,981
FINANCIALS – 18.7%
Banks – 9.7%
Bank of America Corp.	566,872	21,745,210
Citigroup, Inc.	247,651	16,746,161
JPMorgan Chase & Co.	163,429	24,805,254
US Bancorp	302,362	16,793,185
Wells Fargo & Co.	481,051	22,099,483
		102,189,293
Capital Markets – 2.1%
The Blackstone Group, Inc. Class A	188,473	21,725,283
Insurance – 2.9%
MetLife, Inc.	262,370	15,138,749
Prudential Financial, Inc.	158,323	15,876,630
		31,015,379
Mortgage Real Estate Investment Trusts (REITs) – 2.7%
AGNC Investment Corp.	759,165	12,047,948
Starwood Property Trust, Inc.	620,258	16,145,316
		28,193,264
Thrifts & Mortgage Finance – 1.3%
New York Community Bancorp, Inc.	1,154,042	13,594,615
TOTAL FINANCIALS		196,717,834
HEALTH CARE – 6.7%
Biotechnology – 2.3%
AbbVie, Inc.	76,892	8,942,540
Amgen, Inc.	32,315	7,805,365
Gilead Sciences, Inc.	107,636	7,350,462
		24,098,367

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	124,075	$ 8,420,970
GlaxoSmithKline PLC	337,045	6,643,963
Johnson & Johnson	69,764	12,013,361
Merck & Co., Inc.	108,601	8,348,159
Organon & Co.	10,815	313,743
Pfizer, Inc.	238,154	10,195,373
		45,935,569
TOTAL HEALTH CARE		70,033,936
INDUSTRIALS – 1.9%
Aerospace & Defense – 0.5%
General Dynamics Corp.	5,293	1,037,587
Lockheed Martin Corp.	3,212	1,193,804
Northrop Grumman Corp.	2,908	1,055,662
Raytheon Technologies Corp.	17,471	1,519,103
		4,806,156
Air Freight & Logistics – 0.1%
United Parcel Service, Inc. Class B	7,949	1,521,121
Commercial Services & Supplies – 0.1%
Waste Management, Inc.	7,630	1,131,224
Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios S.A.	19,372	509,044
Electrical Equipment – 0.2%
Eaton Corp. PLC	7,392	1,168,306
Emerson Electric Co.	10,736	1,083,155
		2,251,461
Industrial Conglomerates – 0.5%
3M Co.	6,818	1,349,555
CK Hutchison Holdings Ltd.	87,000	635,887
General Electric Co.	105,537	1,366,704
Honeywell International, Inc.	7,076	1,654,298
Jardine Matheson Holdings Ltd.	10,053	597,550
		5,603,994
Machinery – 0.3%
Caterpillar, Inc.	6,320	1,306,660
Illinois Tool Works, Inc.	4,753	1,077,362
PACCAR, Inc.	8,397	696,867
		3,080,889
Road & Rail – 0.1%
Union Pacific Corp.	6,868	1,502,444
TOTAL INDUSTRIALS		20,406,333
INFORMATION TECHNOLOGY – 20.8%
Communications Equipment – 1.2%
Cisco Systems, Inc.	226,836	12,559,909

	Shares	Value

IT Services – 3.9%
International Business Machines Corp.	73,326	$ 10,336,033
Mastercard, Inc. Class A	36,740	14,179,435
Visa, Inc. Class A	65,217	16,068,817
		40,584,285
Semiconductors & Semiconductor Equipment – 3.9%
Broadcom, Inc.	22,090	10,722,486
Intel Corp.	193,688	10,404,920
QUALCOMM, Inc.	63,165	9,462,117
Texas Instruments, Inc.	57,289	10,920,429
		41,509,952
Software – 5.3%
Microsoft Corp.	168,641	48,047,507
NortonLifelock, Inc.	326,177	8,095,713
		56,143,220
Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	348,313	50,804,934
HP, Inc.	294,206	8,493,727
Seagate Technology Holdings PLC	104,443	9,180,540
		68,479,201
TOTAL INFORMATION TECHNOLOGY		219,276,567
MATERIALS – 9.2%
Chemicals – 6.0%
Air Products & Chemicals, Inc.	42,094	12,250,617
Clariant AG (b)	477,494	9,926,059
Dow, Inc.	201,427	12,520,702
Linde PLC	53,496	16,444,135
LyondellBasell Industries N.V. Class A	120,243	11,943,737
		63,085,250
Containers & Packaging – 2.2%
Amcor PLC	961,135	11,110,721
International Paper Co.	210,502	12,158,595
		23,269,316
Metals & Mining – 1.0%
Fortescue Metals Group Ltd.	589,352	10,791,089
TOTAL MATERIALS		97,145,655
REAL ESTATE – 10.9%
Equity Real Estate Investment Trusts (REITs) – 10.9%
American Tower Corp.	40,082	11,335,190
Crown Castle International Corp.	52,152	10,070,030
Iron Mountain, Inc.	216,451	9,471,896
Omega Healthcare Investors, Inc.	190,025	6,894,107
Prologis, Inc.	82,055	10,506,322
Public Storage	33,061	10,330,901
Simon Property Group, Inc.	80,753	10,216,870
Ventas, Inc.	152,653	9,125,596
VEREIT, Inc.	190,955	9,351,066
Vornado Realty Trust	186,024	8,092,044
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® High Dividend ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Welltower, Inc.	119,575	$ 10,386,284
WP Carey, Inc.	104,704	8,448,566
TOTAL REAL ESTATE		114,228,872
TOTAL COMMON STOCKS (Cost $889,765,536)		1,045,649,621
Money Market Funds – 0.5%

Fidelity Cash Central Fund, 0.06% (c)	3,233,679	3,234,325
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	1,661,684	1,661,850
TOTAL MONEY MARKET FUNDS (Cost $4,896,175)		4,896,175
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $894,661,711)		1,050,545,796
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,575,792
NET ASSETS – 100.0%		$ 1,052,121,588

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	24	September 2021	$5,267,400	$116,530	$116,530
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,159
Fidelity Securities Lending Cash Central Fund	15,658
Total	$16,817
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$ 399,176	$ 50,929,826	$ 48,094,617	$ (34)	$(26)	$3,234,325	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	5,935,129	67,372,602	71,645,881	(95)	95	1,661,850	0.0%
Total	$6,334,305	$118,302,428	$119,740,498	$(129)	$ 69	$4,896,175
See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 36,833,771	$ 36,833,771	$ —	$ —
Consumer Discretionary	59,545,091	59,545,091	—	—
Consumer Staples	129,714,581	129,714,581	—	—
Energy	101,746,981	101,746,981	—	—
Financials	196,717,834	196,717,834	—	—
Health Care	70,033,936	70,033,936	—	—
Industrials	20,406,333	20,406,333	—	—
Information Technology	219,276,567	219,276,567	—	—
Materials	97,145,655	97,145,655	—	—
Real Estate	114,228,872	114,228,872	—	—
Money Market Funds	4,896,175	4,896,175	—	—
Total Investments in Securities:	$ 1,050,545,796	$ 1,050,545,796	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 116,530	$ 116,530	$ —	$ —
Total Assets	$ 116,530	$ 116,530	—	$ —
Total Derivative Instruments:	$ 116,530	$ 116,530	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$116,530	$0
Total Equity Risk	116,530	0
Total Value of Derivatives	$116,530	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	89.4
Ireland	2.6
United Kingdom	2.3
Japan	1.2
Netherlands	1.1
Jersey	1.1
Australia	1.0
Others (Individually Less Than 1%)	1.2
99.9%
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.5%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	183,379	$5,143,781
Verizon Communications, Inc.	100,597	5,611,301
		10,755,082
Entertainment – 0.6%
Activision Blizzard, Inc.	39,304	3,286,601
Interactive Media & Services – 4.5%
Alphabet, Inc. Class A (a)	8,480	22,849,614
Media – 2.5%
Cable One, Inc.	1,418	2,677,170
Comcast Corp. Class A	110,092	6,476,712
Omnicom Group, Inc.	45,962	3,346,953
		12,500,835
Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc. (a)	28,533	4,109,323
TOTAL COMMUNICATION SERVICES		53,501,455
CONSUMER DISCRETIONARY – 12.8%
Distributors – 0.6%
Pool Corp.	6,881	3,287,879
Diversified Consumer Services – 0.6%
Service Corp. International	46,581	2,910,847
Hotels, Restaurants & Leisure – 2.5%
Domino's Pizza, Inc.	6,558	3,446,164
McDonald's Corp.	19,847	4,817,065
Starbucks Corp.	36,607	4,445,188
		12,708,417
Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc. (a)	5,814	19,346,608
Multiline Retail – 1.6%
Dollar General Corp.	14,549	3,384,679
Target Corp.	18,296	4,776,171
		8,160,850
Specialty Retail – 2.7%
AutoZone, Inc. (a)	2,179	3,537,759
The Home Depot, Inc.	21,239	6,970,428
The TJX Cos., Inc.	48,484	3,336,184
		13,844,371
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	31,480	5,273,215
TOTAL CONSUMER DISCRETIONARY		65,532,187
CONSUMER STAPLES – 5.3%
Beverages – 0.8%
PepsiCo, Inc.	26,786	4,204,063
Food & Staples Retailing – 1.5%
Costco Wholesale Corp.	9,256	3,977,488

	Shares	Value

Walmart, Inc.	26,609	$ 3,793,113
		7,770,601
Food Products – 0.7%
Hormel Foods Corp. (b)	32,663	1,514,910
The Hershey Co.	11,341	2,028,678
		3,543,588
Household Products – 2.3%
Colgate-Palmolive Co.	28,088	2,232,996
Kimberly-Clark Corp.	14,681	1,992,505
The Clorox Co.	8,367	1,513,507
The Procter & Gamble Co.	40,706	5,789,614
		11,528,622
TOTAL CONSUMER STAPLES		27,046,874
ENERGY – 2.2%
Oil, Gas & Consumable Fuels – 2.2%
Cabot Oil & Gas Corp.	55,696	891,136
Chevron Corp.	33,996	3,461,133
Exxon Mobil Corp.	71,205	4,099,272
Kinder Morgan, Inc.	91,122	1,583,700
Phillips 66	18,777	1,378,795
TOTAL ENERGY		11,414,036
FINANCIALS – 10.1%
Capital Markets – 2.4%
CME Group, Inc.	20,655	4,381,545
FactSet Research Systems, Inc.	10,401	3,716,069
Intercontinental Exchange, Inc.	33,954	4,068,708
		12,166,322
Insurance – 7.7%
Aon PLC Class A	18,028	4,687,821
Arthur J Gallagher & Co.	29,298	4,081,504
Brown & Brown, Inc.	74,563	4,056,227
Chubb Ltd.	25,625	4,323,963
Erie Indemnity Co. Class A	12,891	2,383,417
Marsh & McLennan Cos., Inc.	34,323	5,053,032
The Progressive Corp.	43,114	4,102,728
The Travelers Cos., Inc.	25,668	3,822,479
Willis Towers Watson PLC	16,759	3,453,695
WR Berkley Corp.	51,008	3,732,255
		39,697,121
TOTAL FINANCIALS		51,863,443
HEALTH CARE – 14.0%
Biotechnology – 2.2%
Amgen, Inc.	17,055	4,119,465
Biogen, Inc. (a)	10,900	3,561,357
Regeneron Pharmaceuticals, Inc. (a)	6,112	3,512,016
		11,192,838

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 3.8%
Danaher Corp.	17,606	$ 5,237,609
Medtronic PLC	37,349	4,904,297
Neogen Corp. (a)	60,190	2,621,877
ResMed, Inc.	13,469	3,660,874
Steris PLC	14,053	3,062,851
		19,487,508
Health Care Providers & Services – 1.5%
UnitedHealth Group, Inc.	18,465	7,611,642
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific, Inc.	9,531	5,146,835
Pharmaceuticals – 5.5%
Eli Lilly & Co.	21,651	5,272,019
Johnson & Johnson	46,520	8,010,744
Merck & Co., Inc.	61,258	4,708,902
Organon & Co.	6,125	177,686
Pfizer, Inc.	135,275	5,791,123
Zoetis, Inc.	21,068	4,270,484
		28,230,958
TOTAL HEALTH CARE		71,669,781
INDUSTRIALS – 8.9%
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	10,176	3,782,114
Northrop Grumman Corp.	9,836	3,570,665
		7,352,779
Air Freight & Logistics – 1.2%
CH Robinson Worldwide, Inc.	29,223	2,605,815
Expeditors International of Washington, Inc.	28,364	3,637,683
		6,243,498
Commercial Services & Supplies – 1.9%
Republic Services, Inc.	28,738	3,401,430
Rollins, Inc.	68,167	2,612,841
Waste Management, Inc.	26,049	3,862,025
		9,876,296
Industrial Conglomerates – 0.8%
3M Co.	20,607	4,078,950
Machinery – 1.8%
Graco, Inc.	35,955	2,807,366
Illinois Tool Works, Inc.	15,613	3,538,999
The Toro Co.	26,207	2,980,784
		9,327,149
Professional Services – 1.2%
Exponent, Inc.	28,186	3,018,439
Verisk Analytics, Inc.	14,788	2,808,832
		5,827,271

	Shares	Value

Trading Companies & Distributors – 0.6%
Watsco, Inc.	10,191	$ 2,878,346
TOTAL INDUSTRIALS		45,584,289
INFORMATION TECHNOLOGY – 28.1%
IT Services – 9.6%
Accenture PLC Class A	21,059	6,690,023
Akamai Technologies, Inc. (a)	31,860	3,820,651
Amdocs Ltd.	46,184	3,561,248
Automatic Data Processing, Inc.	25,161	5,274,501
Fiserv, Inc. (a)	37,202	4,282,322
Jack Henry & Associates, Inc.	23,248	4,047,244
MAXIMUS, Inc.	44,750	3,982,750
Paychex, Inc.	40,952	4,661,157
VeriSign, Inc. (a)	17,964	3,886,871
Visa, Inc. Class A	36,977	9,110,763
		49,317,530
Semiconductors & Semiconductor Equipment – 2.3%
Intel Corp.	107,167	5,757,011
Texas Instruments, Inc.	30,838	5,878,340
		11,635,351
Software – 10.0%
Adobe, Inc. (a)	12,695	7,891,593
Citrix Systems, Inc.	26,689	2,688,917
Microsoft Corp.	104,702	29,830,647
Oracle Corp.	76,503	6,666,471
Tyler Technologies, Inc. (a)	8,289	4,083,493
		51,161,121
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	217,212	31,682,542
TOTAL INFORMATION TECHNOLOGY		143,796,544
MATERIALS – 2.5%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	5,427	1,579,420
Ecolab, Inc.	6,653	1,469,182
Linde PLC	9,377	2,882,396
The Sherwin-Williams Co.	6,227	1,812,244
		7,743,242
Construction Materials – 0.5%
Martin Marietta Materials, Inc.	3,345	1,215,238
Vulcan Materials Co.	6,624	1,192,254
		2,407,492
Containers & Packaging – 0.5%
AptarGroup, Inc.	6,390	823,799
Ball Corp.	12,360	999,677
Sonoco Products Co.	14,313	913,026
		2,736,502
TOTAL MATERIALS		12,887,236
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® Low Volatility Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp.	7,520	$ 2,126,656
CoreSite Realty Corp.	4,232	584,905
Crown Castle International Corp.	8,289	1,600,523
CubeSmart	16,555	822,121
Digital Realty Trust, Inc.	6,805	1,049,059
Duke Realty Corp.	16,852	857,430
Equinix, Inc.	1,741	1,428,334
Equity Lifestyle Properties, Inc.	10,102	846,547
Extra Space Storage, Inc.	5,917	1,030,386
Life Storage, Inc.	6,937	814,126
Mid-America Apartment Communities, Inc.	5,131	990,796
Prologis, Inc.	13,667	1,749,923
Public Storage	4,018	1,255,545
Realty Income Corp.	12,590	884,951
TOTAL REAL ESTATE		16,041,302
UTILITIES – 2.3%
Electric Utilities – 1.5%
Duke Energy Corp.	19,259	2,024,313
Eversource Energy	15,169	1,308,630
NextEra Energy, Inc.	35,271	2,747,611
Xcel Energy, Inc.	21,704	1,481,298
		7,561,852
Multi-Utilities – 0.5%
Consolidated Edison, Inc.	17,900	1,320,483
WEC Energy Group, Inc.	14,938	1,406,263
		2,726,746
Water Utilities – 0.3%
American Water Works Co., Inc.	8,101	1,378,061
TOTAL UTILITIES		11,666,659
TOTAL COMMON STOCKS (Cost $432,661,359)		511,003,806
Money Market Funds – 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.06% (c)	556,677	$ 556,788
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	940,346	940,440
TOTAL MONEY MARKET FUNDS (Cost $1,497,228)		1,497,228
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $434,158,587)		512,501,034
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(604,412)
NET ASSETS – 100.0%		$ 511,896,622

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	27	September 2021	$592,583	$16,927	$16,927
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 615
Fidelity Securities Lending Cash Central Fund	1,003
Total	$1,618
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$ 797,071	$21,490,689	$21,730,887	$(15)	$(70)	$ 556,788	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	1,256,633	31,421,231	31,737,424	(2)	2	940,440	0.0%
Total	$2,053,704	$52,911,920	$53,468,311	$(17)	$(68)	$1,497,228
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 53,501,455	$ 53,501,455	$ —	$ —
Consumer Discretionary	65,532,187	65,532,187	—	—
Consumer Staples	27,046,874	27,046,874	—	—
Energy	11,414,036	11,414,036	—	—
Financials	51,863,443	51,863,443	—	—
Health Care	71,669,781	71,669,781	—	—
Industrials	45,584,289	45,584,289	—	—
Information Technology	143,796,544	143,796,544	—	—
Materials	12,887,236	12,887,236	—	—
Real Estate	16,041,302	16,041,302	—	—
Utilities	11,666,659	11,666,659	—	—
Money Market Funds	1,497,228	1,497,228	—	—
Total Investments in Securities:	$ 512,501,034	$ 512,501,034	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 16,927	$ 16,927	$ —	$ —
Total Assets	$ 16,927	$ 16,927	$ —	$ —
Total Derivative Instruments:	$ 16,927	$ 16,927	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$16,927	$0
Total Equity Risk	16,927	0
Total Value of Derivatives	$16,927	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 11.1%
Entertainment – 1.9%
Roku, Inc. (a)	2,617	$1,120,887
The Walt Disney Co. (a)	10,009	1,761,784
		2,882,671
Interactive Media & Services – 8.2%
Alphabet, Inc. Class A (a)	2,422	6,526,152
Facebook, Inc. Class A (a)	10,677	3,804,215
Pinterest, Inc. Class A (a)	12,567	740,196
Snap, Inc. Class A (a)	15,300	1,138,626
Zillow Group, Inc. Class C (a)	6,253	664,444
		12,873,633
Media – 1.0%
Comcast Corp. Class A	27,479	1,616,590
TOTAL COMMUNICATION SERVICES		17,372,894
CONSUMER DISCRETIONARY – 11.6%
Automobiles – 3.1%
Ford Motor Co. (a)	79,964	1,115,498
General Motors Co. (a)	17,729	1,007,716
Tesla, Inc. (a)	3,947	2,712,379
		4,835,593
Hotels, Restaurants & Leisure – 2.2%
Boyd Gaming Corp. (a)	12,176	694,032
Caesars Entertainment, Inc. (a)	8,356	729,980
Penn National Gaming, Inc. (a)	9,815	671,150
Starbucks Corp.	11,065	1,343,623
		3,438,785
Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc. (a)	1,784	5,936,420
Multiline Retail – 0.9%
Target Corp.	5,404	1,410,714
Specialty Retail – 1.6%
Bath & Body Works, Inc.	12,549	1,004,798
Lithia Motors, Inc.	2,143	808,383
RH (a)	1,188	788,927
		2,602,108
TOTAL CONSUMER DISCRETIONARY		18,223,620
CONSUMER STAPLES – 5.0%
Beverages – 0.7%
Constellation Brands, Inc. Class A	3,227	723,945
The Boston Beer Co., Inc. Class A (a)	597	423,870
		1,147,815
Food & Staples Retailing – 0.5%
Sysco Corp.	9,226	684,569
Food Products – 1.2%
Archer-Daniels-Midland Co.	11,345	677,523
Bunge Ltd.	7,530	584,554

	Shares	Value

Darling Ingredients, Inc. (a)	9,463	$ 653,610
		1,915,687
Household Products – 1.2%
The Procter & Gamble Co.	13,387	1,904,033
Personal Products – 0.6%
The Estee Lauder Cos., Inc. Class A	2,921	975,118
Tobacco – 0.8%
Philip Morris International, Inc.	12,044	1,205,484
TOTAL CONSUMER STAPLES		7,832,706
ENERGY – 2.4%
Energy Equipment & Services – 0.4%
Halliburton Co.	28,125	581,625
Oil, Gas & Consumable Fuels – 2.0%
Cimarex Energy Co.	8,354	544,681
DTE Midstream LLC (a)	1,311	55,586
Exxon Mobil Corp.	24,192	1,392,734
Ovintiv, Inc.	22,268	571,397
Targa Resources Corp.	15,740	662,811
		3,227,209
TOTAL ENERGY		3,808,834
FINANCIALS – 11.0%
Banks – 3.7%
Bank of America Corp.	44,865	1,721,021
JPMorgan Chase & Co.	15,585	2,365,491
SVB Financial Group (a)	1,475	811,191
The PNC Financial Services Group, Inc.	5,250	957,653
		5,855,356
Capital Markets – 3.3%
Ameriprise Financial, Inc.	3,222	829,858
Invesco Ltd.	27,497	670,377
Morgan Stanley	13,900	1,334,122
The Charles Schwab Corp.	15,704	1,067,087
The Goldman Sachs Group, Inc.	3,255	1,220,235
		5,121,679
Consumer Finance – 2.3%
Ally Financial, Inc.	15,288	785,192
Capital One Financial Corp.	6,363	1,028,897
Discover Financial Services	7,420	922,454
Synchrony Financial	18,548	872,127
		3,608,670
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc. Class B (a)	9,418	2,620,935
TOTAL FINANCIALS		17,206,640

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Common Stocks – continued
	Shares	Value
HEALTH CARE – 14.2%
Biotechnology – 1.8%
Moderna, Inc. (a)	8,214	$ 2,904,471
Health Care Equipment & Supplies – 4.5%
Abbott Laboratories	16,003	1,936,043
Align Technology, Inc. (a)	2,219	1,543,980
Danaher Corp.	6,717	1,998,240
IDEXX Laboratories, Inc. (a)	2,458	1,667,827
		7,146,090
Health Care Providers & Services – 3.5%
HCA Healthcare, Inc.	6,413	1,591,707
Tenet Healthcare Corp. (a)	17,869	1,283,709
UnitedHealth Group, Inc.	6,183	2,548,756
		5,424,172
Health Care Technology – 0.7%
Inspire Medical Systems, Inc. (a)	6,069	1,111,598
Life Sciences Tools & Services – 1.9%
Agilent Technologies, Inc.	9,722	1,489,702
Charles River Laboratories International, Inc. (a)	3,574	1,454,332
		2,944,034
Pharmaceuticals – 1.8%
Johnson & Johnson	16,241	2,796,700
TOTAL HEALTH CARE		22,327,065
INDUSTRIALS – 9.1%
Air Freight & Logistics – 0.6%
FedEx Corp.	3,244	908,158
Building Products – 2.0%
Carrier Global Corp.	19,658	1,086,105
Johnson Controls International PLC	13,927	994,666
Trane Technologies PLC	4,905	998,707
		3,079,478
Construction & Engineering – 0.5%
Quanta Services, Inc.	8,002	727,382
Electrical Equipment – 1.3%
Eaton Corp. PLC	6,409	1,012,943
Generac Holdings, Inc. (a)	2,554	1,071,045
		2,083,988
Industrial Conglomerates – 0.9%
Honeywell International, Inc.	5,755	1,345,461
Machinery – 3.3%
AGCO Corp.	5,072	670,062
Caterpillar, Inc.	5,041	1,042,227
Chart Industries, Inc. (a)	4,866	756,419
Deere & Co.	3,009	1,088,024
Parker Hannifin Corp.	2,794	871,812
The Middleby Corp. (a)	4,320	827,237
		5,255,781

	Shares	Value

Trading Companies & Distributors – 0.5%
United Rentals, Inc. (a)	2,424	$ 798,829
TOTAL INDUSTRIALS		14,199,077
INFORMATION TECHNOLOGY – 27.3%
Electronic Equipment, Instruments & Components – 1.9%
TE Connectivity Ltd.	10,262	1,513,337
Trimble, Inc. (a)	17,249	1,474,790
		2,988,127
IT Services – 3.8%
PayPal Holdings, Inc. (a)	9,151	2,521,375
Square, Inc. Class A (a)	6,939	1,715,737
Twilio, Inc. Class A (a)	4,624	1,727,480
		5,964,592
Semiconductors & Semiconductor Equipment – 6.5%
Applied Materials, Inc.	12,651	1,770,254
Broadcom, Inc.	4,221	2,048,873
Lam Research Corp.	2,509	1,599,262
NXP Semiconductors N.V.	7,381	1,523,365
ON Semiconductor Corp. (a)	34,225	1,336,829
Texas Instruments, Inc.	9,923	1,891,522
		10,170,105
Software – 8.9%
Crowdstrike Holdings, Inc. Class A (a)	7,266	1,842,730
Digital Turbine, Inc. (a)	20,354	1,281,284
HubSpot, Inc. (a)	2,666	1,588,990
Microsoft Corp.	32,266	9,192,906
		13,905,910
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	66,655	9,722,298
TOTAL INFORMATION TECHNOLOGY		42,751,032
MATERIALS – 2.6%
Chemicals – 1.9%
Corteva, Inc.	8,412	359,865
Dow, Inc.	6,678	415,104
DuPont de Nemours, Inc.	5,231	392,587
Linde PLC	2,831	870,221
LyondellBasell Industries N.V. Class A	3,353	333,054
Olin Corp.	6,500	305,695
The Mosaic Co.	9,093	283,974
		2,960,500
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	976	354,581
Metals & Mining – 0.5%
Cleveland-Cliffs, Inc. (a)	15,280	382,000
Freeport-McMoRan, Inc.	11,811	449,999
		831,999
TOTAL MATERIALS		4,147,080
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® Momentum Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.4%
CubeSmart	6,452	$ 320,406
Extra Space Storage, Inc.	2,121	369,351
Prologis, Inc.	4,858	622,018
Public Storage	1,409	440,284
Simon Property Group, Inc.	3,097	391,833
STORE Capital Corp.	8,168	295,600
Ventas, Inc.	5,809	347,262
VICI Properties, Inc.	9,838	306,847
Welltower, Inc.	4,745	412,151
Weyerhaeuser Co.	8,896	300,062
		3,805,814
Real Estate Management & Development – 0.6%
CBRE Group, Inc. Class A (a)	3,864	372,721
Jones Lang LaSalle, Inc. (a)	1,345	299,357
Redfin Corp. (a)	4,714	276,099
		948,177
TOTAL REAL ESTATE		4,753,991
UTILITIES – 2.3%
Electric Utilities – 1.3%
Duke Energy Corp.	5,498	577,895
NextEra Energy, Inc.	10,925	851,057
The Southern Co.	8,153	520,732
		1,949,684
Gas Utilities – 0.2%
UGI Corp.	7,174	329,932
Independent Power and Renewable Electricity Producers – 0.2%
The AES Corp.	13,800	327,060

	Shares	Value

Multi-Utilities – 0.6%
DTE Energy Co.	2,714	$ 318,407
MDU Resources Group, Inc.	9,262	293,791
Public Service Enterprise Group, Inc.	6,367	396,218
		1,008,416
TOTAL UTILITIES		3,615,092
TOTAL COMMON STOCKS (Cost $130,980,030)		156,238,031
Money Market Fund – 0.3%

Fidelity Cash Central Fund, 0.06% (b) (Cost $425,440)	425,355	425,440
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $131,405,470)		156,663,471
NET OTHER ASSETS (LIABILITIES) – 0.1%		100,196
NET ASSETS – 100.0%		$ 156,763,667

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts (United States)	1	September 2021	$ 219,475	$ 7,216	$ 7,216
CME Micro E-mini S&P 500 Index Future Contracts (United States)	12	September 2021	263,370	7,271	7,271
Total Equity Index Contracts					$ 14,487
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179
Fidelity Securities Lending Cash Central Fund	1,470
Total	$1,649
See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$ 111,282	$ 4,930,874	$ 4,616,702	$(3)	$(11)	$425,440	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	952,000	23,385,197	24,337,197	-	-	-	0.0%
Total	$1,063,282	$28,316,071	$28,953,899	$(3)	$(11)	$425,440
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 17,372,894	$ 17,372,894	$ —	$ —
Consumer Discretionary	18,223,620	18,223,620	—	—
Consumer Staples	7,832,706	7,832,706	—	—
Energy	3,808,834	3,808,834	—	—
Financials	17,206,640	17,206,640	—	—
Health Care	22,327,065	22,327,065	—	—
Industrials	14,199,077	14,199,077	—	—
Information Technology	42,751,032	42,751,032	—	—
Materials	4,147,080	4,147,080	—	—
Real Estate	4,753,991	4,753,991	—	—
Utilities	3,615,092	3,615,092	—	—
Money Market Fund	425,440	425,440	—	—
Total Investments in Securities:	$ 156,663,471	$ 156,663,471	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 14,487	$ 14,487	$ —	$ —
Total Assets	$ 14,487	$ 14,487	—	$ —
Total Derivative Instruments:	$ 14,487	$ 14,487	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$14,487	$0
Total Equity Risk	14,487	0
Total Value of Derivatives	$14,487	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.8%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	73,119	$2,050,988
Verizon Communications, Inc.	40,489	2,258,476
		4,309,464
Entertainment – 0.9%
Electronic Arts, Inc.	8,256	1,188,534
Take-Two Interactive Software, Inc. (a)	5,248	910,108
		2,098,642
Interactive Media & Services – 6.7%
Alphabet, Inc. Class A (a)	3,815	10,279,632
Facebook, Inc. Class A (a)	17,144	6,108,407
		16,388,039
Media – 1.5%
Comcast Corp. Class A	44,375	2,610,581
Sirius XM Holdings, Inc. (b)	157,327	1,017,906
		3,628,487
TOTAL COMMUNICATION SERVICES		26,424,632
CONSUMER DISCRETIONARY – 13.0%
Hotels, Restaurants & Leisure – 5.1%
Booking Holdings, Inc. (a)	1,095	2,385,194
Domino's Pizza, Inc.	4,916	2,583,309
McDonald's Corp.	12,625	3,064,214
Wingstop, Inc.	11,845	2,029,167
Yum! Brands, Inc.	18,441	2,422,963
		12,484,847
Internet & Direct Marketing Retail – 1.6%
eBay, Inc.	33,904	2,312,592
Etsy, Inc. (a)	9,054	1,661,500
		3,974,092
Specialty Retail – 4.9%
AutoZone, Inc. (a)	1,596	2,591,218
Lowe's Cos., Inc.	14,472	2,788,609
O'Reilly Automotive, Inc. (a)	4,369	2,638,177
The Home Depot, Inc.	12,505	4,104,016
		12,122,020
Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. Class B	19,762	3,310,333
TOTAL CONSUMER DISCRETIONARY		31,891,292
CONSUMER STAPLES – 5.2%
Beverages – 1.1%
Monster Beverage Corp. (a)	9,125	860,670
The Coca-Cola Co.	34,995	1,995,765
		2,856,435
Food & Staples Retailing – 0.7%
Walmart, Inc.	12,371	1,763,486
Household Products – 2.2%
Colgate-Palmolive Co.	12,920	1,027,140

	Shares	Value

Kimberly-Clark Corp.	6,730	$ 913,395
The Clorox Co.	3,818	690,638
The Procter & Gamble Co.	19,013	2,704,219
		5,335,392
Tobacco – 1.2%
Altria Group, Inc.	25,680	1,233,667
Philip Morris International, Inc.	16,762	1,677,709
		2,911,376
TOTAL CONSUMER STAPLES		12,866,689
ENERGY – 2.3%
Energy Equipment & Services – 0.4%
Schlumberger N.V.	32,388	933,746
Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	17,590	1,790,838
ConocoPhillips	21,392	1,199,236
Kinder Morgan, Inc.	52,630	914,709
The Williams Cos., Inc.	33,900	849,195
		4,753,978
TOTAL ENERGY		5,687,724
FINANCIALS – 11.1%
Banks – 3.1%
First Financial Bankshares, Inc.	39,842	1,945,883
First Horizon Corp.	106,746	1,649,226
SVB Financial Group (a)	3,524	1,938,059
Western Alliance Bancorp	21,696	2,013,823
		7,546,991
Capital Markets – 6.1%
Apollo Global Management, Inc. (b)	31,648	1,862,801
CME Group, Inc.	9,993	2,119,815
FactSet Research Systems, Inc.	5,055	1,806,051
Moody's Corp.	6,490	2,440,240
MSCI, Inc.	4,134	2,463,699
S&P Global, Inc.	6,075	2,604,474
SEI Investments Co.	28,273	1,718,998
		15,016,078
Consumer Finance – 1.0%
Discover Financial Services	19,232	2,390,922
Insurance – 0.9%
Aon PLC Class A	8,738	2,272,142
TOTAL FINANCIALS		27,226,133
HEALTH CARE – 12.8%
Biotechnology – 2.4%
AbbVie, Inc.	20,244	2,354,377
Amgen, Inc.	7,915	1,911,789
Gilead Sciences, Inc.	24,056	1,642,784
		5,908,950

See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 2.2%
Danaher Corp.	8,178	$ 2,432,873
Hologic, Inc. (a)	14,733	1,105,565
IDEXX Laboratories, Inc. (a)	2,734	1,855,101
		5,393,539
Health Care Providers & Services – 1.4%
UnitedHealth Group, Inc.	8,621	3,553,749
Life Sciences Tools & Services – 1.6%
Mettler-Toledo International, Inc. (a)	1,051	1,548,869
Thermo Fisher Scientific, Inc.	4,435	2,394,945
		3,943,814
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	30,454	2,066,913
Johnson & Johnson	21,761	3,747,244
Merck & Co., Inc.	28,503	2,191,026
Organon & Co.	2,848	82,620
Pfizer, Inc.	62,940	2,694,461
Zoetis, Inc.	9,738	1,973,893
		12,756,157
TOTAL HEALTH CARE		31,556,209
INDUSTRIALS – 8.6%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.	4,330	1,609,331
Electrical Equipment – 1.2%
Emerson Electric Co.	15,041	1,517,486
Rockwell Automation, Inc.	4,630	1,423,355
		2,940,841
Industrial Conglomerates – 1.6%
3M Co.	8,827	1,747,216
Honeywell International, Inc.	8,878	2,075,588
		3,822,804
Machinery – 1.7%
Graco, Inc.	14,742	1,151,055
Illinois Tool Works, Inc.	6,571	1,489,449
Otis Worldwide Corp.	17,527	1,569,543
		4,210,047
Professional Services – 0.5%
Verisk Analytics, Inc.	6,135	1,165,282
Road & Rail – 1.9%
CSX Corp.	45,764	1,479,093
Norfolk Southern Corp.	5,399	1,392,024
Union Pacific Corp.	8,595	1,880,242
		4,751,359
Trading Companies & Distributors – 1.1%
Fastenal Co.	23,993	1,314,097

	Shares	Value

WW Grainger, Inc.	2,916	$ 1,296,395
		2,610,492
TOTAL INDUSTRIALS		21,110,156
INFORMATION TECHNOLOGY – 28.1%
Communications Equipment – 1.2%
Cisco Systems, Inc.	51,239	2,837,103
IT Services – 6.2%
Accenture PLC Class A	8,615	2,736,813
Automatic Data Processing, Inc.	9,908	2,077,014
FleetCor Technologies, Inc. (a)	5,370	1,386,642
Mastercard, Inc. Class A	8,743	3,374,274
Paychex, Inc.	15,676	1,784,242
Visa, Inc. Class A	15,821	3,898,136
		15,257,121
Semiconductors & Semiconductor Equipment – 5.7%
Broadcom, Inc.	4,974	2,414,380
Intel Corp.	44,891	2,411,544
NVIDIA Corp.	23,278	4,538,977
QUALCOMM, Inc.	14,102	2,112,480
Texas Instruments, Inc.	12,608	2,403,337
		13,880,718
Software – 9.1%
Adobe, Inc. (a)	5,311	3,301,477
Aspen Technology, Inc. (a)	9,159	1,339,595
Fortinet, Inc. (a)	9,025	2,456,966
Microsoft Corp.	48,078	13,697,903
Zoom Video Communications, Inc. Class A (a)	4,434	1,676,496
		22,472,437
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	100,097	14,600,148
TOTAL INFORMATION TECHNOLOGY		69,047,527
MATERIALS – 2.6%
Chemicals – 1.7%
Celanese Corp.	3,759	585,539
Ecolab, Inc.	3,280	724,322
Linde PLC	4,543	1,396,473
The Sherwin-Williams Co.	3,061	890,843
Valvoline, Inc.	16,681	511,773
		4,108,950
Construction Materials – 0.2%
Eagle Materials, Inc.	3,600	508,752
Containers & Packaging – 0.2%
International Paper Co.	9,951	574,770
Metals & Mining – 0.5%
Newmont Corp.	11,195	703,270
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® Quality Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Royal Gold, Inc.	4,068	$ 494,343
		1,197,613
TOTAL MATERIALS		6,390,085
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp.	3,649	1,031,937
AvalonBay Communities, Inc.	2,349	535,173
Digital Realty Trust, Inc.	3,366	518,902
Duke Realty Corp.	8,503	432,633
Equity Residential	6,087	512,099
Essex Property Trust, Inc.	1,420	465,902
Extra Space Storage, Inc.	2,987	520,156
Gaming and Leisure Properties, Inc.	7,347	347,807
Prologis, Inc.	6,663	853,130
Public Storage	1,991	622,148
Realty Income Corp.	6,314	443,811
Simon Property Group, Inc.	4,660	589,583
VICI Properties, Inc. (b)	12,856	400,979
WP Carey, Inc.	4,833	389,975
TOTAL REAL ESTATE		7,664,235
UTILITIES – 2.2%
Electric Utilities – 1.3%
IDACORP, Inc.	6,399	674,775
NextEra Energy, Inc.	17,586	1,369,949
NRG Energy, Inc.	14,018	578,102
OGE Energy Corp.	18,542	625,793
		3,248,619
Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp.	27,956	535,357
Multi-Utilities – 0.7%
Dominion Energy, Inc.	12,024	900,237

	Shares	Value

WEC Energy Group, Inc.	7,938	$ 747,283
		1,647,520
TOTAL UTILITIES		5,431,496
TOTAL COMMON STOCKS (Cost $193,254,140)		245,296,178
Money Market Funds – 0.7%

Fidelity Cash Central Fund, 0.06% (c)	175,515	175,551
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	1,454,330	1,454,475
TOTAL MONEY MARKET FUNDS (Cost $1,630,025)		1,630,026
TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $194,884,165)		246,926,204
NET OTHER ASSETS (LIABILITIES) – (0.5%)		(1,205,409)
NET ASSETS – 100.0%		$ 245,720,795

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	8	September 2021	$175,580	$5,756	$5,756
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 315
Fidelity Securities Lending Cash Central Fund	1,394
Total	$1,709
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$354,670	$ 4,482,102	$ 4,661,182	$(10)	$(29)	$ 175,551	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	139,806	16,892,654	15,577,986	-	1	1,454,475	0.0%
Total	$494,476	$21,374,756	$20,239,168	$(10)	$(28)	$1,630,026
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 26,424,632	$ 26,424,632	$ —	$ —
Consumer Discretionary	31,891,292	31,891,292	—	—
Consumer Staples	12,866,689	12,866,689	—	—
Energy	5,687,724	5,687,724	—	—
Financials	27,226,133	27,226,133	—	—
Health Care	31,556,209	31,556,209	—	—
Industrials	21,110,156	21,110,156	—	—
Information Technology	69,047,527	69,047,527	—	—
Materials	6,390,085	6,390,085	—	—
Real Estate	7,664,235	7,664,235	—	—
Utilities	5,431,496	5,431,496	—	—
Money Market Funds	1,630,026	1,630,026	—	—
Total Investments in Securities:	$ 246,926,204	$ 246,926,204	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 5,756	$ 5,756	$ —	$ —
Total Assets	$ 5,756	$ 5,756	—	$ —
Total Derivative Instruments:	$ 5,756	$ 5,756	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$5,756	$0
Total Equity Risk	5,756	0
Total Value of Derivatives	$5,756	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 0.6%
Bandwidth, Inc. Class A (a)	467	$ 60,551
Liberty Global PLC Class C (a)	7,226	194,090
Lumen Technologies, Inc.	14,344	178,870
		433,511
Entertainment – 0.4%
Playtika Holding Corp. (a)	2,086	46,372
Sciplay Corp. Class A (a)	2,654	42,703
World Wrestling Entertainment, Inc. Class A	1,217	60,095
Zynga, Inc. Class A (a)	14,848	149,965
		299,135
Interactive Media & Services – 0.1%
QuinStreet, Inc. (a)	2,373	43,521
Media – 2.1%
Altice USA, Inc. Class A (a)	3,828	117,634
AMC Networks, Inc. Class A (a)	1,167	58,397
Cable One, Inc.	79	149,151
DISH Network Corp. Class A (a)	4,042	169,319
News Corp. Class A	7,666	188,814
Nexstar Media Group, Inc. Class A	805	118,391
Sinclair Broadcast Group, Inc. Class A	1,786	50,526
Sirius XM Holdings, Inc.	19,635	127,039
TechTarget, Inc. (a)	750	54,810
TEGNA, Inc.	4,825	85,499
The Interpublic Group of Cos., Inc.	5,961	210,781
The New York Times Co. Class A	2,367	103,627
		1,433,988
TOTAL COMMUNICATION SERVICES		2,210,155
CONSUMER DISCRETIONARY – 14.2%
Auto Components – 1.5%
Autoliv, Inc.	1,451	146,377
BorgWarner, Inc.	4,066	199,153
Dorman Products, Inc. (a)	913	92,350
Gentex Corp.	4,265	145,138
LCI Industries	686	100,032
Lear Corp.	970	169,730
Standard Motor Products, Inc.	1,541	64,352
XPEL, Inc. (a)	1,236	114,454
		1,031,586
Automobiles – 0.2%
Harley-Davidson, Inc.	3,427	135,778
Distributors – 0.4%
LKQ Corp. (a)	4,611	234,008
Diversified Consumer Services – 1.7%
American Public Education, Inc. (a)	2,125	62,942
Bright Horizons Family Solutions, Inc. (a)	1,012	151,294

	Shares	Value

Carriage Services, Inc.	1,909	$ 70,977
Frontdoor, Inc. (a)	1,967	96,265
Graham Holdings Co. Class B	141	93,717
Grand Canyon Education, Inc. (a)	1,155	106,687
H&R Block, Inc.	5,148	126,383
Perdoceo Education Corp. (a)	5,275	62,562
Service Corp. International	3,042	190,095
Strategic Education, Inc.	914	72,471
Terminix Global Holdings, Inc. (a)	2,658	139,545
		1,172,938
Hotels, Restaurants & Leisure – 1.3%
Choice Hotels International, Inc.	880	105,512
Churchill Downs, Inc.	687	127,645
Jack in the Box, Inc.	863	93,946
Papa John's International, Inc.	931	106,246
Texas Roadhouse, Inc.	1,456	134,199
Vail Resorts, Inc. (a)	654	199,601
Wingstop, Inc.	701	120,088
		887,237
Household Durables – 2.6%
Century Communities, Inc.	1,499	104,106
Green Brick Partners, Inc. (a)	3,297	82,656
Helen of Troy Ltd. (a)	526	117,503
Hooker Furniture Corp.	1,936	64,256
Installed Building Products, Inc.	748	89,760
La-Z-Boy, Inc.	1,975	66,320
Leggett & Platt, Inc.	2,798	134,388
M/I Homes, Inc. (a)	1,448	93,700
Meritage Homes Corp. (a)	1,084	117,701
Mohawk Industries, Inc. (a)	1,058	206,204
Taylor Morrison Home Corp. (a)	3,489	93,575
Toll Brothers, Inc.	2,333	138,277
TopBuild Corp. (a)	653	132,357
Tri Pointe Homes, Inc. (a)	4,204	101,400
Whirlpool Corp.	991	219,546
		1,761,749
Internet & Direct Marketing Retail – 0.5%
Qurate Retail, Inc. Class A	8,755	103,834
Shutterstock, Inc.	1,102	119,556
Stamps.com, Inc. (a)	443	144,755
		368,145
Leisure Products – 0.9%
Brunswick Corp.	1,504	157,018
Nautilus, Inc. (a)	2,544	36,761
Smith & Wesson Brands, Inc.	3,976	93,237
Sturm Ruger & Co., Inc.	1,062	78,970
Vista Outdoor, Inc. (a)	2,460	99,360
YETI Holdings, Inc. (a)	1,701	163,857
		629,203

See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.1%
Big Lots, Inc.	1,465	$ 84,399
Specialty Retail – 4.1%
Advance Auto Parts, Inc.	1,112	235,811
Asbury Automotive Group, Inc. (a)	604	124,098
AutoNation, Inc. (a)	1,417	171,925
Bath & Body Works, Inc.	3,880	310,672
Dick's Sporting Goods, Inc.	1,521	158,397
Floor & Decor Holdings, Inc. Class A (a)	1,740	212,297
Foot Locker, Inc.	2,387	136,202
Group 1 Automotive, Inc.	587	101,985
Hibbett, Inc.	1,190	105,505
Lithia Motors, Inc.	460	173,521
MarineMax, Inc. (a)	1,584	85,203
Murphy USA, Inc.	730	107,682
Penske Automotive Group, Inc.	1,253	111,016
Rent-A-Center, Inc.	1,775	101,566
RH (a)	294	195,240
Sportsman's Warehouse Holdings, Inc. (a)	3,581	63,276
The Aaron's Co., Inc.	3,517	101,536
The Buckle, Inc.	1,792	75,407
Williams-Sonoma, Inc.	1,301	197,362
		2,768,701
Textiles, Apparel & Luxury Goods – 0.9%
Crocs, Inc. (a)	1,504	204,258
Deckers Outdoor Corp. (a)	500	205,425
Hanesbrands, Inc.	7,509	137,114
Lakeland Industries, Inc. (a)	1,881	50,712
		597,509
TOTAL CONSUMER DISCRETIONARY		9,671,253
CONSUMER STAPLES – 3.2%
Beverages – 0.4%
Molson Coors Beverage Co. Class B (a)	3,049	149,065
National Beverage Corp.	1,060	48,103
The Boston Beer Co., Inc. Class A (a)	149	105,790
		302,958
Food & Staples Retailing – 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	2,661	134,753
Casey's General Stores, Inc.	672	132,861
Sprouts Farmers Market, Inc. (a)	3,572	87,800
Weis Markets, Inc.	1,151	60,600
		416,014
Food Products – 1.5%
B&G Foods, Inc. (b)	2,235	64,189
Campbell Soup Co.	3,256	142,352

	Shares	Value

Darling Ingredients, Inc. (a)	2,531	$ 174,816
Flowers Foods, Inc.	4,322	101,826
Ingredion, Inc.	1,337	117,402
John B Sanfilippo & Son, Inc.	673	62,158
Lamb Weston Holdings, Inc.	2,263	151,101
Lancaster Colony Corp.	494	97,748
The Hain Celestial Group, Inc. (a)	2,101	83,851
		995,443
Household Products – 0.2%
Central Garden and Pet Co. Class A (a)	1,748	75,706
WD-40 Co.	313	76,056
		151,762
Personal Products – 0.5%
Herbalife Nutrition Ltd. (a)	1,964	100,046
Medifast, Inc.	334	95,361
Nu Skin Enterprises, Inc. Class A	1,380	74,092
USANA Health Sciences, Inc. (a)	729	69,452
		338,951
TOTAL CONSUMER STAPLES		2,205,128
ENERGY – 2.3%
Energy Equipment & Services – 0.5%
Cactus, Inc. Class A	3,449	124,302
National Energy Services Reunited Corp. (a)	7,425	95,782
NOV, Inc. (a)	10,368	143,182
		363,266
Oil, Gas & Consumable Fuels – 1.8%
Bonanza Creek Energy, Inc.	3,723	143,224
Cabot Oil & Gas Corp.	8,820	141,120
CNX Resources Corp. (a)	8,598	104,036
EQT Corp. (a)	7,831	144,012
Equitrans Midstream Corp.	16,278	133,805
International Seaways, Inc.	5,223	85,918
Renewable Energy Group, Inc. (a)	1,291	79,074
REX American Resources Corp. (a)	1,018	83,476
Teekay Corp. (a)	31,627	94,565
Teekay Tankers Ltd. Class A (a)	7,868	99,530
World Fuel Services Corp.	3,215	110,789
		1,219,549
TOTAL ENERGY		1,582,815
FINANCIALS – 15.9%
Banks – 3.8%
Associated Banc-Corp.	5,024	99,475
Commerce Bancshares, Inc.	2,091	147,896
Community Trust Bancorp, Inc.	1,761	70,017
Eagle Bancorp, Inc.	1,799	98,999
First Citizens BancShares, Inc. Class A	178	139,301
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Banks – continued
First Financial Corp.	1,653	$ 66,203
First Foundation, Inc.	3,466	81,694
First Horizon Corp.	10,355	159,985
Fulton Financial Corp.	6,324	96,884
Harborone Bancorp, Inc.	6,443	87,689
Hilltop Holdings, Inc.	2,808	88,957
Lakeland Financial Corp.	1,328	88,803
People's United Financial, Inc.	9,037	141,881
Popular, Inc.	1,965	142,973
Sandy Spring Bancorp, Inc.	2,402	99,899
ServisFirst Bancshares, Inc.	2,003	142,373
Synovus Financial Corp.	3,185	130,267
UMB Financial Corp.	1,341	125,518
Valley National Bancorp	10,463	134,868
WesBanco, Inc.	2,884	93,096
Western Alliance Bancorp	1,977	183,505
Zions Bancorp NA	3,157	164,638
		2,584,921
Capital Markets – 4.0%
Affiliated Managers Group, Inc.	1,065	168,739
Artisan Partners Asset Management, Inc. Class A	1,896	91,179
Brightsphere Investment Group, Inc.	3,789	94,687
Cowen, Inc. Class A	2,633	105,267
Diamond Hill Investment Group, Inc.	450	77,513
Evercore, Inc. Class A	970	128,234
FactSet Research Systems, Inc.	619	221,156
Federated Hermes, Inc.	3,311	107,409
Franklin Resources, Inc.	5,490	162,229
Hamilton Lane, Inc. Class A	1,164	108,252
Houlihan Lokey, Inc.	1,523	135,699
Interactive Brokers Group, Inc. Class A	1,789	110,668
Janus Henderson Group PLC	3,565	149,160
Jefferies Financial Group, Inc.	4,829	160,275
Morningstar, Inc.	498	125,810
Open Lending Corp. Class A (a)	2,518	95,684
PJT Partners, Inc. Class A	1,151	89,974
SEI Investments Co.	2,488	151,270
Stifel Financial Corp.	2,311	153,774
StoneX Group, Inc. (a)	1,229	79,307
Victory Capital Holdings, Inc. Class A	2,839	86,561
Virtu Financial, Inc. Class A	3,149	81,055
		2,683,902
Consumer Finance – 1.0%
Credit Acceptance Corp. (a)	320	155,126
Encore Capital Group, Inc. (a)	2,284	108,124
Enova International, Inc. (a)	2,973	98,377
Green Dot Corp. Class A (a)	1,773	81,682
Nelnet, Inc. Class A	1,102	82,981

	Shares	Value

OneMain Holdings, Inc.	2,078	$ 126,758
		653,048
Diversified Financial Services – 0.1%
A-Mark Precious Metals, Inc.	1,950	99,333
Insurance – 5.4%
American Equity Investment Life Holding Co.	3,067	98,420
American Financial Group, Inc.	1,441	182,272
AMERISAFE, Inc.	1,317	75,332
Assurant, Inc.	1,137	179,430
Brown & Brown, Inc.	4,020	218,688
CNO Financial Group, Inc.	4,313	98,509
Employers Holdings, Inc.	2,331	96,783
Enstar Group Ltd. (a)	457	117,458
Erie Indemnity Co. Class A	522	96,513
Everest Re Group Ltd.	733	185,324
Fidelity National Financial, Inc.	4,950	220,819
First American Financial Corp.	2,392	161,006
Globe Life, Inc.	1,799	167,505
Goosehead Insurance, Inc. Class A	625	75,119
James River Group Holdings Ltd.	1,743	63,410
Kemper Corp.	1,580	104,296
Kinsale Capital Group, Inc.	575	102,721
Mercury General Corp.	1,493	90,819
Old Republic International Corp.	6,426	158,465
Primerica, Inc.	866	126,627
Reinsurance Group of America, Inc.	1,328	146,319
RenaissanceRe Holdings Ltd.	955	145,819
RLI Corp.	1,074	116,400
Selective Insurance Group, Inc.	1,644	133,739
Stewart Information Services Corp.	1,609	94,947
The Hanover Insurance Group, Inc.	951	129,241
Unum Group	4,817	131,986
WR Berkley Corp.	2,516	184,096
		3,702,063
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
AGNC Investment Corp.	10,252	162,699
Broadmark Realty Capital, Inc.	7,381	76,541
		239,240
Thrifts & Mortgage Finance – 1.2%
Axos Financial, Inc. (a)	2,112	101,059
Essent Group Ltd.	2,744	123,947
Flagstar Bancorp, Inc.	1,923	87,996
HomeStreet, Inc.	1,904	71,800
Merchants Bancorp	2,165	79,326
Mr. Cooper Group, Inc. (a)	2,968	110,350
PennyMac Financial Services, Inc.	1,471	92,511
Provident Financial Services, Inc.	4,274	92,318

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Waterstone Financial, Inc.	3,350	$ 66,096
		825,403
TOTAL FINANCIALS		10,787,910
HEALTH CARE – 12.8%
Biotechnology – 3.2%
Acceleron Pharma, Inc. (a)	1,051	131,438
Alkermes PLC (a)	4,366	112,948
Amicus Therapeutics, Inc. (a)	5,731	53,241
Anika Therapeutics, Inc. (a)	1,693	67,940
Blueprint Medicines Corp. (a)	1,206	105,971
CareDx, Inc. (a)	1,204	101,184
Denali Therapeutics, Inc. (a)	1,729	88,231
Emergent BioSolutions, Inc. (a)	984	64,846
Exelixis, Inc. (a)	5,909	99,567
Fate Therapeutics, Inc. (a)	1,447	119,812
Halozyme Therapeutics, Inc. (a)	2,654	109,690
Immunovant, Inc. (a)	2,700	28,242
Intellia Therapeutics, Inc. (a)	1,513	214,619
Natera, Inc. (a)	1,379	157,923
SpringWorks Therapeutics, Inc. (a)	982	84,157
Translate Bio, Inc. (a)	3,012	83,252
Travere Therapeutics, Inc. (a)	2,372	32,615
Turning Point Therapeutics, Inc. (a)	903	57,629
Twist Bioscience Corp. (a)	761	93,641
Ultragenyx Pharmaceutical, Inc. (a)	1,057	84,380
United Therapeutics Corp. (a)	836	152,093
Vanda Pharmaceuticals, Inc. (a)	4,625	75,434
Veracyte, Inc. (a)	1,410	62,830
		2,181,683
Health Care Equipment & Supplies – 2.6%
Atrion Corp.	107	67,297
DENTSPLY SIRONA, Inc.	3,460	228,498
Globus Medical, Inc. Class A (a)	1,788	148,708
Haemonetics Corp. (a)	1,004	61,033
Hill-Rom Holdings, Inc.	1,341	185,675
ICU Medical, Inc. (a)	491	99,815
Integra LifeSciences Holdings Corp. (a)	1,628	117,851
iRhythm Technologies, Inc. (a)	641	32,768
LeMaitre Vascular, Inc.	1,374	74,828
Meridian Bioscience, Inc. (a)	2,924	59,942
Merit Medical Systems, Inc. (a)	1,603	112,354
Mesa Laboratories, Inc.	260	76,573
Neogen Corp. (a)	2,592	112,908
Quidel Corp. (a)	671	94,926
Shockwave Medical, Inc. (a)	826	150,332
STAAR Surgical Co. (a)	1,043	133,421
		1,756,929

	Shares	Value

Health Care Providers & Services – 3.7%
Acadia Healthcare Co., Inc. (a)	2,052	$ 126,649
AdaptHealth Corp. (a)	2,073	46,415
Addus HomeCare Corp. (a)	666	57,802
Amedisys, Inc. (a)	572	149,075
AMN Healthcare Services, Inc. (a)	1,295	130,225
Chemed Corp.	298	141,854
CorVel Corp. (a)	670	94,349
DaVita, Inc. (a)	1,328	159,692
Encompass Health Corp.	1,785	148,601
Fulgent Genetics, Inc. (a)	605	55,811
Henry Schein, Inc. (a)	2,447	196,127
LHC Group, Inc. (a)	653	140,513
Magellan Health, Inc. (a)	830	78,286
ModivCare, Inc. (a)	484	82,280
National HealthCare Corp.	1,031	80,057
Owens & Minor, Inc.	2,839	131,304
Premier, Inc. Class A	2,381	84,859
Select Medical Holdings Corp.	3,353	132,276
The Ensign Group, Inc.	1,213	103,190
Triple-S Management Corp. Class B (a)	2,709	65,910
Universal Health Services, Inc. Class B	1,306	209,495
US Physical Therapy, Inc.	588	69,478
		2,484,248
Health Care Technology – 0.7%
Allscripts Healthcare Solutions, Inc. (a)	5,373	91,771
Inspire Medical Systems, Inc. (a)	567	103,852
NextGen Healthcare, Inc. (a)	3,548	57,549
Omnicell, Inc. (a)	926	135,659
Simulations Plus, Inc.	832	39,262
Vocera Communications, Inc. (a)	1,692	70,996
		499,089
Life Sciences Tools & Services – 1.6%
Adaptive Biotechnologies Corp. (a)	1,903	69,764
Bruker Corp.	2,175	178,894
Frontage Holdings Corp. (a)(c)	72,000	56,053
Medpace Holdings, Inc. (a)	714	125,621
NeoGenomics, Inc. (a)	2,347	108,197
Pacific Biosciences of California, Inc. (a)	3,758	120,820
Personalis, Inc. (a)	1,733	36,376
PPD, Inc. (a)	2,828	130,427
Quanterix Corp. (a)	1,040	55,276
Repligen Corp. (a)	845	207,616
		1,089,044
Pharmaceuticals – 1.0%
Corcept Therapeutics, Inc. (a)	3,115	64,699
Innoviva, Inc. (a)	5,374	76,203
Jazz Pharmaceuticals PLC (a)	993	168,333
Pacira BioSciences, Inc. (a)	1,276	75,220
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Phibro Animal Health Corp. Class A	2,800	$ 66,276
Prestige Consumer Healthcare, Inc. (a)	1,950	102,473
Royalty Pharma PLC Class A	2,178	83,200
Supernus Pharmaceuticals, Inc. (a)	2,507	66,009
		702,413
TOTAL HEALTH CARE		8,713,406
INDUSTRIALS – 17.6%
Aerospace & Defense – 0.8%
BWX Technologies, Inc.	1,925	110,553
Huntington Ingalls Industries, Inc.	745	152,822
National Presto Industries, Inc.	572	55,186
Textron, Inc.	3,588	247,608
		566,169
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	1,231	82,440
CH Robinson Worldwide, Inc.	2,068	184,404
Forward Air Corp.	980	86,671
		353,515
Building Products – 2.9%
AAON, Inc.	1,111	69,049
Advanced Drainage Systems, Inc.	1,121	136,863
Allegion PLC	1,477	201,758
AO Smith Corp.	2,350	165,276
Carlisle Cos., Inc.	911	184,241
CSW Industrials, Inc.	568	67,189
Fortune Brands Home & Security, Inc.	2,092	203,907
Gibraltar Industries, Inc. (a)	893	66,689
Lennox International, Inc.	563	185,469
Masonite International Corp. (a)	756	85,549
Owens Corning	1,832	176,165
Simpson Manufacturing Co., Inc.	1,004	112,930
Trex Co., Inc. (a)	1,814	176,139
UFP Industries, Inc.	1,513	112,355
		1,943,579
Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	1,989	92,469
Brady Corp. Class A	1,611	88,089
Ennis, Inc.	2,993	59,172
Healthcare Services Group, Inc.	2,377	62,040
Herman Miller, Inc.	1,993	85,998
HNI Corp.	1,911	71,280
IAA, Inc. (a)	2,321	140,374
MSA Safety, Inc.	713	117,274
Rollins, Inc.	3,801	145,692
Tetra Tech, Inc.	980	130,850
UniFirst Corp.	402	87,543
		1,080,781

	Shares	Value

Construction & Engineering – 1.5%
Arcosa, Inc.	1,361	$ 74,528
Comfort Systems USA, Inc.	1,253	93,662
Dycom Industries, Inc. (a)	901	62,529
EMCOR Group, Inc.	1,143	139,229
IES Holdings, Inc. (a)	1,277	69,481
MasTec, Inc. (a)	1,225	124,007
MYR Group, Inc. (a)	1,052	100,603
Primoris Services Corp.	2,084	62,312
Quanta Services, Inc.	2,190	199,071
Valmont Industries, Inc.	472	111,840
		1,037,262
Electrical Equipment – 1.4%
Acuity Brands, Inc.	820	143,812
EnerSys	1,035	102,113
GrafTech International Ltd.	6,014	68,379
Hubbell, Inc.	916	183,621
Regal-Beloit Corp.	831	122,348
Sensata Technologies Holding PLC (a)	2,689	157,629
Vertiv Holdings Co.	4,998	140,144
		918,046
Machinery – 4.4%
AGCO Corp.	1,115	147,303
Allison Transmission Holdings, Inc.	2,373	94,706
Astec Industries, Inc.	1,043	63,946
Donaldson Co., Inc.	2,210	146,280
Franklin Electric Co., Inc.	1,112	90,917
Graco, Inc.	2,571	200,744
Hillenbrand, Inc.	1,952	88,426
ITT, Inc.	1,634	159,985
Kadant, Inc.	467	84,121
Lincoln Electric Holdings, Inc.	1,084	151,142
Mueller Industries, Inc.	2,014	87,408
Nordson Corp.	871	196,959
Omega Flex, Inc.	321	50,339
Oshkosh Corp.	1,257	150,274
Pentair PLC	2,733	201,340
Proto Labs, Inc. (a)	524	40,972
Rexnord Corp.	2,562	144,317
Snap-on, Inc.	889	193,784
The Greenbrier Cos., Inc. (b)	1,644	70,363
The Middleby Corp. (a)	978	187,277
The Timken Co.	1,347	107,087
The Toro Co.	1,702	193,586
Watts Water Technologies, Inc. Class A	713	107,492
		2,958,768
Professional Services – 2.2%
ASGN, Inc. (a)	1,168	118,120
Booz Allen Hamilton Holding Corp.	2,124	182,260
CACI International, Inc. Class A (a)	483	128,942

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Professional Services – continued
Exponent, Inc.	1,131	$ 121,119
Insperity, Inc.	1,003	99,347
KBR, Inc.	3,183	123,182
Kelly Services, Inc. Class A (a)	2,837	62,187
Kforce, Inc.	1,333	83,219
ManpowerGroup, Inc.	1,182	140,162
ManTech International Corp. Class A	863	75,478
Robert Half International, Inc.	1,984	194,849
Science Applications International Corp.	1,174	102,490
TriNet Group, Inc. (a)	1,091	90,531
		1,521,886
Road & Rail – 1.0%
ArcBest Corp.	1,306	77,198
JB Hunt Transport Services, Inc.	1,297	218,480
Knight-Swift Transportation Holdings, Inc.	2,618	130,088
Landstar System, Inc.	757	118,849
Saia, Inc. (a)	570	128,820
		673,435
Trading Companies & Distributors – 1.3%
Applied Industrial Technologies, Inc.	1,072	96,158
Boise Cascade Co.	1,414	72,326
Global Industrial Co.	1,333	52,680
MSC Industrial Direct Co., Inc. Class A	1,097	97,820
Rush Enterprises, Inc. Class A	1,600	75,184
SiteOne Landscape Supply, Inc. (a)	804	140,523
Textainer Group Holdings Ltd. (a)	3,167	102,231
Triton International Ltd.	1,761	92,963
Watsco, Inc.	563	159,014
		888,899
TOTAL INDUSTRIALS		11,942,340
INFORMATION TECHNOLOGY – 13.9%
Communications Equipment – 1.0%
Ciena Corp. (a)	2,595	150,873
F5 Networks, Inc. (a)	943	194,739
Juniper Networks, Inc.	5,614	157,978
Lumentum Holdings, Inc. (a)	1,398	117,418
NETGEAR, Inc. (a)	1,515	51,889
		672,897
Electronic Equipment, Instruments & Components – 2.8%
Advanced Energy Industries, Inc.	877	90,989
Arrow Electronics, Inc. (a)	1,398	165,761
Avnet, Inc.	2,410	99,581
Badger Meter, Inc.	827	83,552
CTS Corp.	1,910	66,831
Fabrinet (a)	1,004	94,898

	Shares	Value

II-VI, Inc. (a)	1,703	$ 118,886
Insight Enterprises, Inc. (a)	1,055	105,901
IPG Photonics Corp. (a)	606	132,205
Jabil, Inc.	2,732	162,663
Littelfuse, Inc.	453	120,494
Methode Electronics, Inc.	1,640	78,441
Novanta, Inc. (a)	767	107,694
OSI Systems, Inc. (a)	762	76,238
Plexus Corp. (a)	934	84,359
Sanmina Corp. (a)	2,173	83,487
SYNNEX Corp.	1,032	123,365
Vishay Intertechnology, Inc.	3,583	79,292
		1,874,637
IT Services – 3.2%
Alliance Data Systems Corp.	1,176	109,662
Amdocs Ltd.	2,116	163,165
Cass Information Systems, Inc.	1,336	58,904
Concentrix Corp. (a)	922	150,959
CSG Systems International, Inc.	1,474	66,861
DXC Technology Co. (a)	4,717	188,586
Euronet Worldwide, Inc. (a)	974	139,107
EVERTEC, Inc.	2,010	87,837
ExlService Holdings, Inc. (a)	1,004	113,673
Genpact Ltd.	3,186	158,695
International Money Express, Inc. (a)	3,555	57,555
Jack Henry & Associates, Inc.	1,169	203,511
LiveRamp Holdings, Inc. (a)	1,343	53,733
MAXIMUS, Inc.	1,341	119,349
Perficient, Inc. (a)	1,223	115,317
Sykes Enterprises, Inc. (a)	1,676	89,934
The Western Union Co.	6,677	154,973
TTEC Holdings, Inc.	800	83,600
Tucows, Inc. Class A (a)	683	53,110
		2,168,531
Semiconductors & Semiconductor Equipment – 2.5%
Amkor Technology, Inc.	4,183	103,069
Cirrus Logic, Inc. (a)	1,206	99,604
CMC Materials, Inc.	646	93,437
Diodes, Inc. (a)	1,134	92,988
First Solar, Inc. (a)	1,425	122,607
FormFactor, Inc. (a)	2,002	74,594
Kulicke & Soffa Industries, Inc.	1,994	108,394
Lattice Semiconductor Corp. (a)	2,651	150,444
MKS Instruments, Inc.	924	144,551
Photronics, Inc. (a)	4,853	64,885
Power Integrations, Inc.	1,244	120,656
Rambus, Inc. (a)	3,904	92,369
Semtech Corp. (a)	1,420	87,912
Silicon Laboratories, Inc. (a)	848	126,343
SiTime Corp. (a)	485	65,785
See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Universal Display Corp.	692	$ 162,267
		1,709,905
Software – 4.3%
ACI Worldwide, Inc. (a)	2,507	85,990
Alarm.com Holdings, Inc. (a)	998	83,053
Appfolio, Inc. Class A (a)	497	70,375
Aspen Technology, Inc. (a)	1,089	159,277
Blackline, Inc. (a)	911	104,209
CDK Global, Inc.	2,307	110,713
CommVault Systems, Inc. (a)	1,295	97,889
Dolby Laboratories, Inc. Class A	1,249	121,278
Dropbox, Inc. Class A (a)	5,318	167,464
Five9, Inc. (a)	1,023	205,920
Guidewire Software, Inc. (a)	1,382	159,206
InterDigital, Inc.	1,070	70,502
j2 Global, Inc. (a)	950	134,206
Manhattan Associates, Inc. (a)	1,123	179,264
Mitek Systems, Inc. (a)	3,762	83,178
Paylocity Holding Corp. (a)	685	142,110
Progress Software Corp.	1,684	76,774
Proofpoint, Inc. (a)	1,024	178,852
Qualys, Inc. (a)	764	77,592
SailPoint Technologies Holding, Inc. (a)	1,843	92,132
SPS Commerce, Inc. (a)	856	93,261
Verint Systems, Inc. (a)	1,668	71,174
VMware, Inc. Class A (a)	1,274	195,865
Vonage Holdings Corp. (a)	5,641	80,441
Xperi Holding Corp.	3,628	75,354
		2,916,079
Technology Hardware, Storage & Peripherals – 0.1%
Xerox Holdings Corp.	3,895	93,986
TOTAL INFORMATION TECHNOLOGY		9,436,035
MATERIALS – 4.9%
Chemicals – 1.9%
Balchem Corp.	830	111,959
Chase Corp.	591	68,869
FutureFuel Corp.	4,027	34,230
Minerals Technologies, Inc.	1,202	96,425
NewMarket Corp.	207	65,393
RPM International, Inc.	2,051	177,596
Sensient Technologies Corp.	1,168	101,826
Stepan Co.	681	80,324
The Chemours Co.	3,800	126,350
The Scotts Miracle-Gro Co.	665	117,678
Trinseo S.A.	1,436	78,061
Valvoline, Inc.	4,229	129,746

	Shares	Value

Westlake Chemical Corp.	1,010	$ 83,749
		1,272,206
Construction Materials – 0.2%
Eagle Materials, Inc.	922	130,297
Containers & Packaging – 1.3%
AptarGroup, Inc.	1,105	142,457
Berry Global Group, Inc. (a)	2,528	162,525
Sealed Air Corp.	2,926	166,050
Silgan Holdings, Inc.	2,289	92,750
Sonoco Products Co.	2,004	127,835
Westrock Co.	4,132	203,336
		894,953
Metals & Mining – 1.3%
Arconic Corp. (a)	3,048	109,545
Commercial Metals Co.	3,974	130,347
Reliance Steel & Aluminum Co.	1,133	178,051
Royal Gold, Inc.	1,244	151,171
Steel Dynamics, Inc.	3,648	235,114
Worthington Industries, Inc.	1,367	87,447
		891,675
Paper & Forest Products – 0.2%
Clearwater Paper Corp. (a)	1,540	45,414
Schweitzer-Mauduit International, Inc.	1,772	69,693
		115,107
TOTAL MATERIALS		3,304,238
REAL ESTATE – 8.8%
Equity Real Estate Investment Trusts (REITs) – 8.6%
Agree Realty Corp.	1,474	110,771
American Campus Communities, Inc.	2,750	138,352
American Homes 4 Rent Class A	4,818	202,356
Americold Realty Trust	3,756	145,921
Apartment Income REIT Corp.	2,969	156,288
Apartment Investment and Management Co. Class A	12,569	87,480
Brandywine Realty Trust	6,564	91,633
Camden Property Trust	1,583	236,484
CareTrust REIT, Inc.	3,324	80,175
CoreSite Realty Corp.	850	117,478
Corporate Office Properties Trust	3,221	94,826
Cousins Properties, Inc.	3,280	130,282
CubeSmart	3,652	181,358
EastGroup Properties, Inc.	817	143,972
Equity Commonwealth	3,153	82,892
Equity Lifestyle Properties, Inc.	2,707	226,847
First Industrial Realty Trust, Inc.	2,686	147,139
Four Corners Property Trust, Inc.	2,675	76,799
Gaming and Leisure Properties, Inc.	3,672	173,832
Getty Realty Corp.	2,328	73,542
Global Net Lease, Inc.	4,163	76,891

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Healthcare Realty Trust, Inc.	3,204	$ 102,144
Highwoods Properties, Inc.	2,472	117,890
Industrial Logistics Properties Trust	3,201	86,747
Kilroy Realty Corp.	2,037	141,103
Kimco Realty Corp.	8,176	174,394
Lamar Advertising Co. Class A	1,561	166,403
Lexington Realty Trust	8,067	106,081
Life Storage, Inc.	1,436	168,529
LTC Properties, Inc.	1,770	66,995
National Health Investors, Inc.	1,282	87,471
National Retail Properties, Inc.	3,359	164,154
Omega Healthcare Investors, Inc.	3,900	141,492
Physicians Realty Trust	5,164	97,858
Piedmont Office Realty Trust, Inc. Class A	4,781	90,935
PotlatchDeltic Corp.	1,807	93,856
PS Business Parks, Inc.	608	93,431
Regency Centers Corp.	2,841	185,830
Rexford Industrial Realty, Inc.	2,566	157,860
Sabra Health Care REIT, Inc.	5,292	98,378
STAG Industrial, Inc.	3,355	138,629
STORE Capital Corp.	4,243	153,554
Terreno Realty Corp.	1,652	112,931
Weingarten Realty Investors	3,564	114,725
WP Carey, Inc.	2,706	218,347
		5,855,055
Real Estate Management & Development – 0.2%
RE/MAX Holdings, Inc. Class A	1,550	53,165
The RMR Group, Inc. Class A	1,490	58,468
		111,633
TOTAL REAL ESTATE		5,966,688
UTILITIES – 3.1%
Electric Utilities – 1.6%
Avangrid, Inc. (b)	1,613	84,102
Hawaiian Electric Industries, Inc.	2,621	113,594
IDACORP, Inc.	1,101	116,101
MGE Energy, Inc.	1,161	90,697
NRG Energy, Inc.	3,854	158,939
OGE Energy Corp.	3,791	127,946
Otter Tail Corp.	1,646	83,601
Pinnacle West Capital Corp.	1,860	155,403
Portland General Electric Co.	2,157	105,477
Spark Energy, Inc. Class A	4,564	50,797
		1,086,657
Gas Utilities – 0.9%
Atmos Energy Corp.	1,930	190,279

	Shares	Value

National Fuel Gas Co.	2,184	$ 112,323
Southwest Gas Holdings, Inc.	1,439	100,629
UGI Corp.	3,621	166,530
		569,761
Independent Power and Renewable Electricity Producers – 0.3%
Clearway Energy, Inc. Class C	2,666	76,461
Vistra Corp.	7,667	146,823
		223,284
Multi-Utilities – 0.3%
MDU Resources Group, Inc.	4,013	127,292
NorthWestern Corp.	1,474	91,373
		218,665
TOTAL UTILITIES		2,098,367
TOTAL COMMON STOCKS (Cost $60,072,142)		67,918,335
Money Market Funds – 0.2%

Fidelity Cash Central Fund, 0.06% (d)	25,833	25,839
Fidelity Securities Lending Cash Central Fund, 0.06% (d)(e)	92,816	92,825
TOTAL MONEY MARKET FUNDS (Cost $118,664)		118,664
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $60,190,806)		68,036,999
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(97,861)
NET ASSETS – 100.0%		$ 67,939,138

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,053 or 0.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(e)	Investment made with cash collateral received from securities on loan.
See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Fidelity® Small-Mid Multifactor ETF
Schedule of Investments–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$21
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$-	$1,963,586	$1,937,747	$-	$-	$ 25,839	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	-	161,650	68,825	-	-	92,825	0.0%
Total	$-	$2,125,236	$2,006,572	$-	$-	$118,664
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 2,210,155	$ 2,210,155	$ —	$ —
Consumer Discretionary	9,671,253	9,671,253	—	—
Consumer Staples	2,205,128	2,205,128	—	—
Energy	1,582,815	1,582,815	—	—
Financials	10,787,910	10,787,910	—	—
Health Care	8,713,406	8,713,406	—	—
Industrials	11,942,340	11,942,340	—	—
Information Technology	9,436,035	9,436,035	—	—
Materials	3,304,238	3,304,238	—	—
Real Estate	5,966,688	5,966,688	—	—
Utilities	2,098,367	2,098,367	—	—
Money Market Funds	118,664	118,664	—	—
Total Investments in Securities:	$ 68,036,999	$ 68,036,999	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Fidelity® Stocks for Inflation ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 5.7%
Entertainment – 0.7%
Activision Blizzard, Inc.	1,397	$ 116,817
Electronic Arts, Inc.	796	114,592
Take-Two Interactive Software, Inc. (a)	504	87,404
		318,813
Interactive Media & Services – 4.0%
Alphabet, Inc. Class A (a)	379	1,021,227
Facebook, Inc. Class A (a)	1,701	606,066
Match Group, Inc. (a)	791	125,983
Zillow Group, Inc. Class C (a)	720	76,507
		1,829,783
Media – 1.0%
Comcast Corp. Class A	4,353	256,087
Fox Corp. Class A	3,214	114,611
ViacomCBS, Inc. Class B	2,035	83,293
		453,991
TOTAL COMMUNICATION SERVICES		2,602,587
CONSUMER DISCRETIONARY – 8.0%
Diversified Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	2,317	214,021
Hotels, Restaurants & Leisure – 1.4%
Domino's Pizza, Inc.	565	296,902
McDonald's Corp.	1,454	352,900
		649,802
Household Durables – 0.6%
Lennar Corp. Class A	2,548	267,922
Internet & Direct Marketing Retail – 1.4%
Etsy, Inc. (a)	1,042	191,217
Qurate Retail, Inc. Class A	16,374	194,196
Stamps.com, Inc. (a)	863	281,994
		667,407
Multiline Retail – 1.4%
Dollar General Corp.	1,190	276,842
Target Corp.	1,423	371,474
		648,316
Specialty Retail – 2.7%
AutoNation, Inc. (a)	2,721	330,139
Best Buy Co., Inc.	1,978	222,228
Lithia Motors, Inc.	613	231,236
The Home Depot, Inc.	1,446	474,563
		1,258,166
TOTAL CONSUMER DISCRETIONARY		3,705,634
CONSUMER STAPLES – 10.1%
Household Products – 5.2%
Colgate-Palmolive Co.	8,499	675,670
Kimberly-Clark Corp.	4,879	662,178

	Shares	Value

The Procter & Gamble Co.	7,329	$ 1,042,404
		2,380,252
Personal Products – 1.2%
Herbalife Nutrition Ltd. (a)	11,102	565,536
Tobacco – 3.7%
Altria Group, Inc.	16,264	781,323
Philip Morris International, Inc.	9,147	915,523
		1,696,846
TOTAL CONSUMER STAPLES		4,642,634
ENERGY – 7.0%
Oil, Gas & Consumable Fuels – 7.0%
EQT Corp. (a)	84,171	1,547,905
The Williams Cos., Inc.	67,342	1,686,917
TOTAL ENERGY		3,234,822
FINANCIALS – 6.0%
Banks – 0.6%
SVB Financial Group (a)	460	252,982
Capital Markets – 2.4%
Affiliated Managers Group, Inc.	1,839	291,371
Ameriprise Financial, Inc.	1,075	276,877
Evercore, Inc. Class A	1,732	228,970
MSCI, Inc.	537	320,031
		1,117,249
Consumer Finance – 2.0%
Capital One Financial Corp.	2,157	348,787
Discover Financial Services	2,517	312,913
Synchrony Financial	5,947	279,628
		941,328
Insurance – 0.6%
The Progressive Corp.	2,672	254,268
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
AGNC Investment Corp.	12,960	205,675
TOTAL FINANCIALS		2,771,502
HEALTH CARE – 17.7%
Biotechnology – 2.6%
Biogen, Inc. (a)	2,051	670,123
United Therapeutics Corp. (a)	2,967	539,787
		1,209,910
Health Care Equipment & Supplies – 1.7%
Hologic, Inc. (a)	6,305	473,127
Quidel Corp. (a)	2,136	302,180
		775,307
Health Care Providers & Services – 6.0%
Anthem, Inc.	1,936	743,443
HCA Healthcare, Inc.	3,158	783,816
McKesson Corp.	2,907	592,534

See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Fidelity® Stocks for Inflation ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Molina Healthcare, Inc. (a)	2,422	$ 661,230
		2,781,023
Life Sciences Tools & Services – 7.4%
Agilent Technologies, Inc.	4,393	673,139
Bio-Rad Laboratories, Inc. Class A (a)	862	637,458
Mettler-Toledo International, Inc. (a)	443	652,853
PerkinElmer, Inc.	3,672	669,149
Thermo Fisher Scientific, Inc.	1,424	768,974
		3,401,573
TOTAL HEALTH CARE		8,167,813
INDUSTRIALS – 4.0%
Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	1,737	222,770
FedEx Corp.	738	206,603
United Parcel Service, Inc. Class B	1,277	244,367
		673,740
Construction & Engineering – 0.4%
Quanta Services, Inc.	2,104	191,254
Machinery – 0.3%
Cummins, Inc.	710	164,791
Professional Services – 0.4%
ManpowerGroup, Inc.	1,718	203,720
Road & Rail – 0.5%
Old Dominion Freight Line, Inc.	808	217,473
Trading Companies & Distributors – 0.9%
United Rentals, Inc. (a)	636	209,594
WW Grainger, Inc.	433	192,503
		402,097
TOTAL INDUSTRIALS		1,853,075
INFORMATION TECHNOLOGY – 23.1%
Electronic Equipment, Instruments & Components – 0.3%
Arrow Electronics, Inc. (a)	1,230	145,841
IT Services – 3.3%
Accenture PLC Class A	1,032	327,846
Cognizant Technology Solutions Corp. Class A	1,940	142,648
Mastercard, Inc. Class A	1,133	437,270
Paychex, Inc.	1,576	179,380
PayPal Holdings, Inc. (a)	1,506	414,948
		1,502,092
Semiconductors & Semiconductor Equipment – 6.2%
Applied Materials, Inc.	1,977	276,642
Broadcom, Inc.	610	296,094
Intel Corp.	5,666	304,378

	Shares	Value

KLA Corp.	549	$ 191,140
Lam Research Corp.	358	228,193
NVIDIA Corp.	3,066	597,839
Qorvo, Inc. (a)	762	144,468
QUALCOMM, Inc.	1,724	258,255
Skyworks Solutions, Inc.	795	146,685
Teradyne, Inc.	1,112	141,224
Texas Instruments, Inc.	1,507	287,264
		2,872,182
Software – 8.5%
Adobe, Inc. (a)	670	416,492
Cadence Design Systems, Inc. (a)	1,110	163,891
Digital Turbine, Inc. (a)	1,869	117,654
Microsoft Corp.	7,224	2,058,190
Oracle Corp.	3,559	310,131
ServiceNow, Inc. (a)	375	220,459
The Trade Desk, Inc. Class A (a)	1,758	143,998
VMware, Inc. Class A (a)	888	136,521
Zoom Video Communications, Inc. Class A (a)	487	184,135
Zscaler, Inc. (a)	620	146,264
		3,897,735
Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	15,127	2,206,424
TOTAL INFORMATION TECHNOLOGY		10,624,274
MATERIALS – 7.8%
Chemicals – 2.7%
The Chemours Co.	37,914	1,260,640
Construction Materials – 2.7%
Eagle Materials, Inc.	8,648	1,222,135
Metals & Mining – 2.4%
Newmont Corp.	17,836	1,120,458
TOTAL MATERIALS		3,603,233
REAL ESTATE – 6.4%
Equity Real Estate Investment Trusts (REITs) – 6.4%
Extra Space Storage, Inc.	6,212	1,081,758
Public Storage	3,210	1,003,061
VICI Properties, Inc.	27,033	843,159
TOTAL REAL ESTATE		2,927,978
UTILITIES – 4.1%
Electric Utilities – 2.9%
NextEra Energy, Inc.	9,469	737,635
NRG Energy, Inc.	14,632	603,423
		1,341,058

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 1.2%
Vistra Corp.	29,172	$ 558,644
TOTAL UTILITIES		1,899,702
TOTAL COMMON STOCKS (Cost $43,134,800)		46,033,254
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $43,134,800)		46,033,254
NET OTHER ASSETS (LIABILITIES) – 0.1%		49,500
NET ASSETS – 100.0%		$ 46,082,754

Legend
(a)	Non-income producing.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$3
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$-	$357,304	$357,304	$-	$-	$-	0.0%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 2,602,587	$ 2,602,587	$ —	$ —
Consumer Discretionary	3,705,634	3,705,634	—	—
Consumer Staples	4,642,634	4,642,634	—	—
Energy	3,234,822	3,234,822	—	—
Financials	2,771,502	2,771,502	—	—
Health Care	8,167,813	8,167,813	—	—
Industrials	1,853,075	1,853,075	—	—
Information Technology	10,624,274	10,624,274	—	—
Materials	3,603,233	3,603,233	—	—
Real Estate	2,927,978	2,927,978	—	—
Utilities	1,899,702	1,899,702	—	—
Total Investments in Securities:	$ 46,033,254	$ 46,033,254	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Fidelity® U.S. Multifactor ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.7%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	1,752	$ 97,727
Entertainment – 1.2%
Activision Blizzard, Inc.	597	49,921
Electronic Arts, Inc.	336	48,370
Take-Two Interactive Software, Inc. (a)	211	36,592
		134,883
Interactive Media & Services – 6.9%
Alphabet, Inc. Class A (a)	173	466,153
Facebook, Inc. Class A (a)	769	273,995
Match Group, Inc. (a)	333	53,037
		793,185
Media – 1.8%
Cable One, Inc.	19	35,872
Comcast Corp. Class A	1,932	113,659
The Interpublic Group of Cos., Inc.	1,535	54,278
		203,809
TOTAL COMMUNICATION SERVICES		1,229,604
CONSUMER DISCRETIONARY – 13.6%
Diversified Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	922	85,165
Service Corp. International	1,617	101,047
		186,212
Hotels, Restaurants & Leisure – 3.2%
Domino's Pizza, Inc.	225	118,235
McDonald's Corp.	580	140,772
Yum! Brands, Inc.	846	111,156
		370,163
Household Durables – 1.8%
Lennar Corp. Class A	1,015	106,727
PulteGroup, Inc.	1,801	98,821
		205,548
Internet & Direct Marketing Retail – 1.0%
Stamps.com, Inc. (a)	344	112,405
Multiline Retail – 2.3%
Dollar General Corp.	474	110,272
Target Corp.	565	147,493
		257,765
Specialty Retail – 3.7%
AutoZone, Inc. (a)	73	118,521
O'Reilly Automotive, Inc. (a)	201	121,372
The Home Depot, Inc.	576	189,037
		428,930
TOTAL CONSUMER DISCRETIONARY		1,561,023

	Shares	Value
CONSUMER STAPLES – 5.2%
Household Products – 3.3%
Colgate-Palmolive Co.	1,014	$ 80,613
Kimberly-Clark Corp.	560	76,003
The Clorox Co.	338	61,141
The Procter & Gamble Co.	1,134	161,289
		379,046
Tobacco – 1.9%
Altria Group, Inc.	1,982	95,215
Philip Morris International, Inc.	1,184	118,507
		213,722
TOTAL CONSUMER STAPLES		592,768
ENERGY – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Exxon Mobil Corp.	2,799	161,138
Kinder Morgan, Inc.	6,150	106,887
TOTAL ENERGY		268,025
FINANCIALS – 10.7%
Capital Markets – 5.8%
Ameriprise Financial, Inc.	496	127,750
FactSet Research Systems, Inc.	309	110,400
MSCI, Inc.	247	147,202
S&P Global, Inc.	354	151,767
T Rowe Price Group, Inc.	652	133,112
		670,231
Insurance – 3.2%
Aflac, Inc.	2,216	121,880
American Financial Group, Inc.	1,026	129,779
The Progressive Corp.	1,234	117,427
		369,086
Mortgage Real Estate Investment Trusts (REITs) – 0.8%
AGNC Investment Corp.	5,987	95,014
Thrifts & Mortgage Finance – 0.9%
Essent Group Ltd.	2,248	101,542
TOTAL FINANCIALS		1,235,873
HEALTH CARE – 13.6%
Biotechnology – 4.1%
Amgen, Inc.	446	107,727
Biogen, Inc. (a)	305	99,653
Gilead Sciences, Inc.	1,406	96,016
Regeneron Pharmaceuticals, Inc. (a)	169	97,109
United Therapeutics Corp. (a)	423	76,956
		477,461
Health Care Equipment & Supplies – 0.9%
ResMed, Inc.	380	103,284
Health Care Providers & Services – 1.8%
HCA Healthcare, Inc.	471	116,902

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Universal Health Services, Inc. Class B	558	$ 89,509
		206,411
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	123	90,960
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	1,716	116,465
Eli Lilly & Co.	562	136,847
Johnson & Johnson	1,124	193,553
Merck & Co., Inc.	1,563	120,148
Organon & Co.	156	4,525
Zoetis, Inc.	573	116,147
		687,685
TOTAL HEALTH CARE		1,565,801
INDUSTRIALS – 9.3%
Air Freight & Logistics – 2.3%
Expeditors International of Washington, Inc.	1,004	128,763
United Parcel Service, Inc. Class B	734	140,458
		269,221
Building Products – 0.9%
AO Smith Corp.	1,562	109,855
Commercial Services & Supplies – 0.8%
Rollins, Inc.	2,441	93,564
Construction & Engineering – 1.0%
Quanta Services, Inc.	1,215	110,443
Machinery – 1.8%
Cummins, Inc.	409	94,929
Snap-on, Inc.	507	110,516
		205,445
Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	517	44,364
Road & Rail – 1.1%
Old Dominion Freight Line, Inc.	468	125,962
Trading Companies & Distributors – 1.0%
WW Grainger, Inc.	250	111,145
TOTAL INDUSTRIALS		1,069,999
INFORMATION TECHNOLOGY – 26.7%
IT Services – 8.5%
Accenture PLC Class A	325	103,246
Akamai Technologies, Inc. (a)	396	47,488
Amdocs Ltd.	561	43,259
Automatic Data Processing, Inc.	351	73,580
Cognizant Technology Solutions Corp. Class A	636	46,765
Jack Henry & Associates, Inc.	284	49,442

	Shares	Value

Mastercard, Inc. Class A	349	$ 134,693
MAXIMUS, Inc.	535	47,615
Paychex, Inc.	521	59,300
PayPal Holdings, Inc. (a)	464	127,846
The Western Union Co.	1,839	42,683
VeriSign, Inc. (a)	226	48,900
Visa, Inc. Class A	641	157,936
		982,753
Semiconductors & Semiconductor Equipment – 3.0%
Intel Corp.	1,759	94,493
KLA Corp.	178	61,972
Power Integrations, Inc.	492	47,719
Skyworks Solutions, Inc.	263	48,526
Texas Instruments, Inc.	475	90,545
		343,255
Software – 9.0%
Adobe, Inc. (a)	208	129,299
Cadence Design Systems, Inc. (a)	366	54,040
Citrix Systems, Inc.	330	33,247
Microsoft Corp.	2,148	611,987
Oracle Corp.	1,132	98,642
VMware, Inc. Class A (a)	298	45,815
Zoom Video Communications, Inc. Class A (a)	157	59,362
		1,032,392
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	4,491	655,057
HP, Inc.	1,926	55,604
		710,661
TOTAL INFORMATION TECHNOLOGY		3,069,061
MATERIALS – 2.4%
Construction Materials – 0.8%
Eagle Materials, Inc.	684	96,663
Containers & Packaging – 0.8%
Packaging Corp. of America	604	85,466
Metals & Mining – 0.8%
Newmont Corp.	1,539	96,680
TOTAL MATERIALS		278,809
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Extra Space Storage, Inc.	806	140,357
Medical Properties Trust, Inc.	4,250	89,377
Public Storage	427	133,429
TOTAL REAL ESTATE		363,163
UTILITIES – 2.1%
Electric Utilities – 0.9%
NextEra Energy, Inc.	1,293	100,725
See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Fidelity® U.S. Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp.	3,166	$ 60,629
Multi-Utilities – 0.7%
Public Service Enterprise Group, Inc.	1,245	77,476
TOTAL UTILITIES		238,830
TOTAL COMMON STOCKS (Cost $10,170,967)		11,472,956
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.06% (b) (Cost $7,306)	7,305	7,306
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $10,178,273)		11,480,262
NET OTHER ASSETS (LIABILITIES) – 0.1%		11,144
NET ASSETS – 100.0%		$ 11,491,406

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$2
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$-	$284,151	$276,845	$-	$-	$7,306	0.0%
See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,229,604	$ 1,229,604	$ —	$ —
Consumer Discretionary	1,561,023	1,561,023	—	—
Consumer Staples	592,768	592,768	—	—
Energy	268,025	268,025	—	—
Financials	1,235,873	1,235,873	—	—
Health Care	1,565,801	1,565,801	—	—
Industrials	1,069,999	1,069,999	—	—
Information Technology	3,069,061	3,069,061	—	—
Materials	278,809	278,809	—	—
Real Estate	363,163	363,163	—	—
Utilities	238,830	238,830	—	—
Money Market Fund	7,306	7,306	—	—
Total Investments in Securities:	$ 11,480,262	$ 11,480,262	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Fidelity® Value Factor ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.9%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	134,809	$3,781,393
Verizon Communications, Inc.	74,622	4,162,415
		7,943,808
Interactive Media & Services – 6.7%
Alphabet, Inc. Class A (a)	7,005	18,875,183
Facebook, Inc. Class A (a)	31,500	11,223,450
		30,098,633
Media – 2.5%
Comcast Corp. Class A	81,776	4,810,882
DISH Network Corp. Class A (a)	58,846	2,465,059
Fox Corp. Class A	62,171	2,217,018
ViacomCBS, Inc. Class B	39,208	1,604,783
		11,097,742
TOTAL COMMUNICATION SERVICES		49,140,183
CONSUMER DISCRETIONARY – 12.3%
Automobiles – 0.7%
Ford Motor Co. (a)	232,869	3,248,522
Diversified Consumer Services – 1.1%
Grand Canyon Education, Inc. (a)	24,899	2,299,921
Service Corp. International	43,976	2,748,060
		5,047,981
Hotels, Restaurants & Leisure – 1.0%
McDonald's Corp.	18,067	4,385,042
Household Durables – 1.9%
D.R. Horton, Inc.	31,569	3,012,630
Lennar Corp. Class A	28,187	2,963,863
PulteGroup, Inc.	49,222	2,700,811
		8,677,304
Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc. (a)	5,083	16,914,140
Multiline Retail – 1.0%
Target Corp.	16,837	4,395,299
Specialty Retail – 2.8%
Best Buy Co., Inc.	21,911	2,461,701
Lowe's Cos., Inc.	20,295	3,910,643
The Home Depot, Inc.	19,051	6,252,348
		12,624,692
TOTAL CONSUMER DISCRETIONARY		55,292,980
CONSUMER STAPLES – 5.3%
Beverages – 0.3%
Molson Coors Beverage Co. Class B (a)	31,498	1,539,937
Food & Staples Retailing – 1.3%
The Kroger Co.	51,002	2,075,781

	Shares	Value

Walmart, Inc.	24,752	$ 3,528,398
		5,604,179
Food Products – 0.8%
Ingredion, Inc.	18,230	1,600,776
Tyson Foods, Inc. Class A	25,332	1,810,225
		3,411,001
Household Products – 1.6%
Kimberly-Clark Corp.	14,555	1,975,405
The Procter & Gamble Co.	37,108	5,277,871
		7,253,276
Tobacco – 1.3%
Altria Group, Inc.	54,058	2,596,946
Philip Morris International, Inc.	34,378	3,440,894
		6,037,840
TOTAL CONSUMER STAPLES		23,846,233
ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	28,177	2,868,700
ConocoPhillips	30,860	1,730,012
EOG Resources, Inc.	19,035	1,386,890
Exxon Mobil Corp.	59,279	3,412,692
Kinder Morgan, Inc.	71,140	1,236,413
TOTAL ENERGY		10,634,707
FINANCIALS – 11.2%
Banks – 3.2%
Bank of America Corp.	145,300	5,573,708
Citigroup, Inc.	55,820	3,774,548
Wells Fargo & Co.	108,856	5,000,845
		14,349,101
Capital Markets – 2.2%
Ameriprise Financial, Inc.	11,561	2,977,651
Raymond James Financial, Inc.	21,044	2,724,777
The Goldman Sachs Group, Inc.	10,808	4,051,703
		9,754,131
Consumer Finance – 1.5%
Capital One Financial Corp.	24,222	3,916,697
Synchrony Financial	63,441	2,982,996
		6,899,693
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. Class B (a)	29,215	8,130,243
Insurance – 1.9%
Aflac, Inc.	52,276	2,875,180
MetLife, Inc.	50,234	2,898,502
The Allstate Corp.	22,310	2,901,415
		8,675,097

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – 0.6%
MGIC Investment Corp.	179,343	$ 2,482,107
TOTAL FINANCIALS		50,290,372
HEALTH CARE – 13.1%
Biotechnology – 1.5%
Biogen, Inc. (a)	10,468	3,420,209
Gilead Sciences, Inc.	49,244	3,362,873
		6,783,082
Health Care Providers & Services – 6.2%
Anthem, Inc.	10,413	3,998,696
CVS Health Corp.	45,512	3,748,368
HCA Healthcare, Inc.	16,238	4,030,272
Humana, Inc.	7,519	3,202,041
McKesson Corp.	14,540	2,963,688
UnitedHealth Group, Inc.	16,785	6,919,113
Universal Health Services, Inc. Class B	18,833	3,021,002
		27,883,180
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	4,169	3,083,017
Pharmaceuticals – 4.7%
Bristol-Myers Squibb Co.	61,170	4,151,608
Johnson & Johnson	41,941	7,222,240
Merck & Co., Inc.	56,537	4,345,999
Organon & Co.	5,649	163,878
Pfizer, Inc.	124,883	5,346,241
		21,229,966
TOTAL HEALTH CARE		58,979,245
INDUSTRIALS – 8.6%
Aerospace & Defense – 1.3%
Lockheed Martin Corp.	8,151	3,029,482
Textron, Inc.	42,522	2,934,443
		5,963,925
Air Freight & Logistics – 1.4%
FedEx Corp.	10,213	2,859,129
United Parcel Service, Inc. Class B	19,075	3,650,192
		6,509,321
Building Products – 0.5%
Owens Corning	23,989	2,306,782
Construction & Engineering – 0.6%
EMCOR Group, Inc.	20,733	2,525,487
Industrial Conglomerates – 0.7%
3M Co.	16,592	3,284,221
Machinery – 0.9%
Cummins, Inc.	9,429	2,188,471
PACCAR, Inc.	23,030	1,911,260
		4,099,731

	Shares	Value

Professional Services – 0.6%
ManpowerGroup, Inc.	21,388	$ 2,536,189
Road & Rail – 2.0%
CSX Corp.	86,297	2,789,119
Norfolk Southern Corp.	10,188	2,626,772
Union Pacific Corp.	16,103	3,522,692
		8,938,583
Trading Companies & Distributors – 0.6%
United Rentals, Inc. (a)	8,159	2,688,799
TOTAL INDUSTRIALS		38,853,038
INFORMATION TECHNOLOGY – 27.9%
Communications Equipment – 1.3%
Cisco Systems, Inc.	105,530	5,843,196
Electronic Equipment, Instruments & Components – 1.6%
Arrow Electronics, Inc. (a)	28,971	3,435,091
Jabil, Inc.	66,625	3,966,853
		7,401,944
IT Services – 7.4%
Accenture PLC Class A	17,934	5,697,273
Amdocs Ltd.	39,029	3,009,526
Automatic Data Processing, Inc.	21,352	4,476,020
Cognizant Technology Solutions Corp. Class A	41,076	3,020,318
DXC Technology Co. (a)	112,629	4,502,908
International Business Machines Corp.	32,920	4,640,403
Visa, Inc. Class A	31,632	7,793,809
		33,140,257
Semiconductors & Semiconductor Equipment – 3.0%
Broadcom, Inc.	10,261	4,980,689
Intel Corp.	91,493	4,915,004
Micron Technology, Inc. (a)	47,198	3,661,621
		13,557,314
Software – 7.7%
Microsoft Corp.	90,266	25,717,686
Oracle Corp.	65,058	5,669,154
VMware, Inc. Class A (a)(b)	20,643	3,173,655
		34,560,495
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	187,341	27,325,558
HP, Inc.	125,970	3,636,754
		30,962,312
TOTAL INFORMATION TECHNOLOGY		125,465,518
MATERIALS – 2.9%
Chemicals – 0.9%
Dow, Inc.	24,019	1,493,021
LyondellBasell Industries N.V. Class A	12,786	1,270,034
The Chemours Co.	35,789	1,189,984
		3,953,039
See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Fidelity® Value Factor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Containers & Packaging – 0.5%
International Paper Co.	21,918	$1,265,984
Westrock Co.	23,946	1,178,382
		2,444,366
Metals & Mining – 1.5%
Newmont Corp.	23,674	1,487,201
Nucor Corp.	20,611	2,143,956
Reliance Steel & Aluminum Co.	8,049	1,264,900
Steel Dynamics, Inc.	26,560	1,711,792
		6,607,849
TOTAL MATERIALS		13,005,254
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.6%
Boston Properties, Inc.	7,971	935,636
Cousins Properties, Inc.	19,800	786,456
Equity Residential	12,940	1,088,642
Highwoods Properties, Inc.	16,259	775,392
Kimco Realty Corp.	40,789	870,029
Medical Properties Trust, Inc.	32,959	693,128
Prologis, Inc.	13,270	1,699,091
Simon Property Group, Inc.	9,740	1,232,305
Ventas, Inc.	16,303	974,593
VICI Properties, Inc. (b)	27,791	866,801
Welltower, Inc.	13,868	1,204,575
Weyerhaeuser Co.	25,166	848,849
		11,975,497
Real Estate Management & Development – 0.5%
CBRE Group, Inc. Class A (a)	12,493	1,205,075
Jones Lang LaSalle, Inc. (a)	4,475	996,001
		2,201,076
TOTAL REAL ESTATE		14,176,573
UTILITIES – 2.1%
Electric Utilities – 1.2%
Exelon Corp.	37,676	1,763,237
NRG Energy, Inc.	30,081	1,240,540
PG&E Corp. (a)	113,187	994,914

	Shares	Value

PPL Corp.	50,081	$ 1,420,798
		5,419,489
Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp.	59,994	1,148,885
Multi-Utilities – 0.7%
Consolidated Edison, Inc.	20,143	1,485,949
Public Service Enterprise Group, Inc.	25,392	1,580,144
		3,066,093
TOTAL UTILITIES		9,634,467
TOTAL COMMON STOCKS (Cost $364,489,683)		449,318,570
Money Market Funds – 0.9%

Fidelity Cash Central Fund, 0.06% (c)	646,922	647,052
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	3,639,544	3,639,908
TOTAL MONEY MARKET FUNDS (Cost $4,286,960)		4,286,960
TOTAL INVESTMENT IN SECURITIES – 100.7% (Cost $368,776,643)		453,605,530
NET OTHER ASSETS (LIABILITIES) – (0.7%)		(3,336,208)
NET ASSETS – 100.0%		$ 450,269,322

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts (United States)	2	September 2021	$ 438,950	$ 14,857	$ 14,857
CME Micro E-mini S&P 500 Index Future Contracts (United States)	17	September 2021	373,108	4,029	4,029
Total Equity Index Contracts					$ 18,886
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 411
Fidelity Securities Lending Cash Central Fund	18,224
Total	$18,635
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$ 351,277	$13,349,841	$13,054,024	$ (7)	$(35)	$ 647,052	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	5,310,377	25,412,457	27,082,926	(24)	24	3,639,908	0.0%
Total	$5,661,654	$38,762,298	$40,136,950	$(31)	$(11)	$4,286,960
See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Fidelity® Value Factor ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 49,140,183	$ 49,140,183	$ —	$ —
Consumer Discretionary	55,292,980	55,292,980	—	—
Consumer Staples	23,846,233	23,846,233	—	—
Energy	10,634,707	10,634,707	—	—
Financials	50,290,372	50,290,372	—	—
Health Care	58,979,245	58,979,245	—	—
Industrials	38,853,038	38,853,038	—	—
Information Technology	125,465,518	125,465,518	—	—
Materials	13,005,254	13,005,254	—	—
Real Estate	14,176,573	14,176,573	—	—
Utilities	9,634,467	9,634,467	—	—
Money Market Funds	4,286,960	4,286,960	—	—
Total Investments in Securities:	$ 453,605,530	$ 453,605,530	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 18,886	$ 18,886	$ —	$ —
Total Assets	$ 18,886	$ 18,886	—	$ —
Total Derivative Instruments:	$ 18,886	$ 18,886	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$18,886	$0
Total Equity Risk	18,886	0
Total Value of Derivatives	$18,886	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	72

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73

Financial Statements
Statements of Assets and Liabilities
July 31, 2021
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Assets
Investments in securities, at value (including securities loaned of $2,511,654, $1,592,914, $908,677 and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$488,150,824	$1,045,649,621	$511,003,806	$156,238,031
Fidelity Central Funds	3,274,830	4,896,175	1,497,228	425,440
Total Investments in Securities	$491,425,654	$1,050,545,796	$512,501,034	$156,663,471
Segregated cash with brokers for derivative instruments	88,000	264,000	29,700	24,200
Cash	7,200	9,801	—	32,490
Foreign currency held at value (cost $543,996, $713,148, $— and $—, respectively)	541,142	715,447	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	771,434	2,516,861	427,855	83,114
Distributions receivable from Fidelity Central Funds	595	569	42	22
Total assets	492,834,025	1,054,052,474	512,958,631	156,803,297
Liabilities
Payable for investments purchased	—	—	—	—
Accrued management fees	116,054	242,276	118,582	37,177
Payable for daily variation margin on futures contracts	8,920	26,760	3,011	2,453
Collateral on securities loaned, at value	2,620,350	1,661,850	940,416	—
Total liabilities	2,745,324	1,930,886	1,062,009	39,630
Net Assets	$490,088,701	$1,052,121,588	$511,896,622	$156,763,667
Net Assets consist of:
Paid in capital	$427,829,152	$ 930,738,349	$459,220,070	$144,276,314
Total accumulated earnings (loss)	62,259,549	121,383,239	52,676,552	12,487,353
Net Assets	$490,088,701	$1,052,121,588	$511,896,622	$156,763,667
Shares outstanding	11,500,000	27,650,000	10,500,000	3,150,000
Net Asset Value per share	$ 42.62	$ 38.05	$ 48.75	$ 49.77
Investments at cost – Unaffiliated issuers	$398,676,513	$ 889,765,536	$432,661,359	$130,980,030
Investments at cost – Fidelity Central Funds	3,274,830	4,896,175	1,497,228	425,440
Investments at cost	$401,951,343	$ 894,661,711	$434,158,587	$131,405,470
See accompanying notes which are an integral part of the financial statements.
Annual Report	74

Statements of Assets and Liabilities
July 31, 2021
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks for Inflation ETF	Fidelity U.S. Multifactor ETF
Assets
Investments in securities, at value (including securities loaned of $1,404,383, $88,738, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$245,296,178	$67,918,335	$46,033,254	$11,472,956
Fidelity Central Funds	1,630,026	118,664	—	7,306
Total Investments in Securities	$246,926,204	$68,036,999	$46,033,254	$11,480,262
Segregated cash with brokers for derivative instruments	8,800	—	—	—
Cash	36,270	19,236	38,170	3,859
Foreign currency held at value (cost $—, $134, $— and $—, respectively)	—	137	—	—
Receivable for fund shares sold	19,539	—	—	—
Dividends receivable	240,670	31,962	21,515	10,021
Distributions receivable from Fidelity Central Funds	234	2	1	—
Total assets	247,231,717	68,088,336	46,092,940	11,494,142
Liabilities
Payable for investments purchased	—	40,388	—	—
Accrued management fees	55,555	15,985	10,186	2,736
Payable for daily variation margin on futures contracts	892	—	—	—
Collateral on securities loaned, at value	1,454,475	92,825	—	—
Total liabilities	1,510,922	149,198	10,186	2,736
Net Assets	$245,720,795	$67,939,138	$46,082,754	$11,491,406
Net Assets consist of:
Paid in capital	$207,514,316	$61,561,784	$43,368,051	$10,264,362
Total accumulated earnings (loss)	38,206,479	6,377,354	2,714,703	1,227,044
Net Assets	$245,720,795	$67,939,138	$46,082,754	$11,491,406
Shares outstanding	4,800,000	2,000,000	1,500,000	450,000
Net Asset Value per share	$ 51.19	$ 33.97	$ 30.72	$ 25.54
Investments at cost – Unaffiliated issuers	$193,254,140	$60,072,142	$43,134,800	$10,170,967
Investments at cost – Fidelity Central Funds	1,630,025	118,664	—	7,306
Investments at cost	$194,884,165	$60,190,806	$43,134,800	$10,178,273
See accompanying notes which are an integral part of the financial statements.
75	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2021
Fidelity Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $3,547,979) – See accompanying schedule:
Unaffiliated issuers	$449,318,570
Fidelity Central Funds	4,286,960
Total Investments in Securities	$453,605,530
Segregated cash with brokers for derivative instruments	40,700
Cash	—
Foreign currency held at value (cost $—)	—
Receivable for fund shares sold	—
Dividends receivable	364,954
Distributions receivable from Fidelity Central Funds	5,196
Total assets	454,016,380
Liabilities
Payable for investments purchased	—
Accrued management fees	102,758
Payable for daily variation margin on futures contracts	4,125
Collateral on securities loaned, at value	3,640,175
Total liabilities	3,747,058
Net Assets	$450,269,322
Net Assets consist of:
Paid in capital	$389,484,031
Total accumulated earnings (loss)	60,785,291
Net Assets	$450,269,322
Shares outstanding	9,200,000
Net Asset Value per share	$ 48.94
Investments at cost – Unaffiliated issuers	$364,489,683
Investments at cost – Fidelity Central Funds	4,286,960
Investments at cost	$368,776,643
See accompanying notes which are an integral part of the financial statements.
Annual Report	76

Statements of Operations
For the year ended July 31, 2021
	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Investment Income
Dividends	$ 9,823,971	$ 23,824,023	$ 6,572,962	$ 998,974
Interest	106	201	68	14
Special dividends	—	—	—	—
Income from Fidelity Central Funds (including $3,333, $15,658, $1,003 and $1,470, from security lending, respectively)	3,994	16,817	1,618	1,649
Total income	9,828,071	23,841,041	6,574,648	1,000,637
Expenses
Management fees	1,041,754	2,069,830	1,193,415	344,985
Independent trustees' fees and expenses	1,446	2,818	1,715	478
Interest	63	—	—	—
Proxy	82	—	—	—
Total expenses before reductions	1,043,345	2,072,648	1,195,130	345,463
Expense reductions	(2)	(2)	(7)	(7)
Total expenses	1,043,343	2,072,646	1,195,123	345,456
Net investment income (loss)	8,784,728	21,768,395	5,379,525	655,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	4,921,723	(2,852,399)	(19,276,211)	101,275
Net realized gain (loss) on Fidelity Central Funds	(36)	(129)	(17)	(3)
Net realized gain (loss) on In-kind redemptions	2,915,846	872,838	45,771,097	15,293,507
Net realized gain (loss) on futures contracts	550,301	980,722	353,097	71,797
Net realized gain (loss) on foreign currency transactions	23,893	125,241	—	—
Total net realized gain (loss)	8,411,727	(873,727)	26,847,966	15,466,576
Change in net unrealized appreciation (depreciation) on investment securities	90,342,017	217,462,835	72,853,872	11,922,426
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(38)	69	(68)	(11)
Change in net unrealized appreciation (depreciation) on futures contracts	(35,655)	(54,587)	(32,842)	7,222
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(21,412)	(121,151)	—	—
Total change in net unrealized appreciation (depreciation)	90,284,912	217,287,166	72,820,962	11,929,637
Net gain (loss)	98,696,639	216,413,439	99,668,928	27,396,213
Net increase (decrease) in net assets resulting from operations	$107,481,367	$238,181,834	$105,048,453	$28,051,394
See accompanying notes which are an integral part of the financial statements.
77	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2021
	Fidelity Quality Factor ETF	Fidelity Small-Mid Multifactor ETF	Fidelity Stocks for Inflation ETF	Fidelity U.S. Multifactor ETFA
Investment Income
Dividends	$ 2,965,658	$ 655,167	$ 201,958	$ 102,143
Interest	34	—	—	—
Special dividends	—	—	—	14,820
Income from Fidelity Central Funds (including $1,394, $—, $— and $—, from security lending, respectively)	1,709	21	3	2
Total income	2,967,401	655,188	201,961	116,965
Expenses
Management fees	509,848	125,292	35,646	18,325
Independent trustees' fees and expenses	721	155	33	25
Interest	—	—	—	—
Proxy	—	—	—	—
Total expenses before reductions	510,569	125,447	35,679	18,350
Expense reductions	(13)	(3)	(2)	(1)
Total expenses	510,556	125,444	35,677	18,349
Net investment income (loss)	2,456,845	529,744	166,284	98,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(5,878,155)	(984,225)	(192,516)	(40,235)
Net realized gain (loss) on Fidelity Central Funds	(10)	—	—	—
Net realized gain (loss) on In-kind redemptions	14,591,526	6,835,949	640,609	595,590
Net realized gain (loss) on futures contracts	164,667	(233)	—	—
Net realized gain (loss) on foreign currency transactions	—	6	—	—
Total net realized gain (loss)	8,878,028	5,851,497	448,093	555,355
Change in net unrealized appreciation (depreciation) on investment securities	43,095,577	6,938,992	3,036,951	1,301,989
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(28)	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	(17,400)	—	—	—
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	1	—	—
Total change in net unrealized appreciation (depreciation)	43,078,149	6,938,993	3,036,951	1,301,989
Net gain (loss)	51,956,177	12,790,490	3,485,044	1,857,344
Net increase (decrease) in net assets resulting from operations	$54,413,022	$13,320,234	$3,651,328	$1,955,960

A	For the period September 15, 2020 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	78

Statements of Operations
For the year ended July 31, 2021
Fidelity Value Factor ETF
Investment Income
Dividends	$ 5,317,370
Interest	45
Special dividends	—
Income from Fidelity Central Funds (including $18,224 from security lending)	18,635
Total income	5,336,050
Expenses
Management fees	860,832
Independent trustees' fees and expenses	1,142
Interest	—
Proxy	—
Total expenses before reductions	861,974
Expense reductions	(13)
Total expenses	861,961
Net investment income (loss)	4,474,089
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(14,953,792)
Net realized gain (loss) on Fidelity Central Funds	(31)
Net realized gain (loss) on In-kind redemptions	19,716,722
Net realized gain (loss) on futures contracts	219,085
Net realized gain (loss) on foreign currency transactions	—
Total net realized gain (loss)	4,981,984
Change in net unrealized appreciation (depreciation) on investment securities	90,896,052
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(11)
Change in net unrealized appreciation (depreciation) on futures contracts	(10,836)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—
Total change in net unrealized appreciation (depreciation)	90,885,205
Net gain (loss)	95,867,189
Net increase (decrease) in net assets resulting from operations	$100,341,278
See accompanying notes which are an integral part of the financial statements.
79	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Dividend ETF For Rising Rates		Fidelity High Dividend ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,784,728	$ 10,262,152	$ 21,768,395	$ 18,113,205
Net realized gain (loss)	8,411,727	(756,403)	(873,727)	18,283,055
Change in net unrealized appreciation (depreciation)	90,284,912	(14,389,980)	217,287,166	(70,531,825)
Net increase (decrease) in net assets resulting from operations	107,481,367	(4,884,231)	238,181,834	(34,135,565)
Distributions to shareholders	(8,481,250)	(10,362,600)	(21,671,400)	(18,747,950)
Share transactions
Proceeds from sales of shares	124,130,292	99,471,497	317,619,142	421,727,800
Cost of shares redeemed	(15,358,454)	(162,137,367)	(2,802,769)	(211,001,439)
Net increase (decrease) in net assets resulting from share transactions	108,771,838	(62,665,870)	314,816,373	210,726,361
Total increase (decrease) in net assets	207,771,955	(77,912,701)	531,326,807	157,842,846
Net Assets
Beginning of year	282,316,746	360,229,447	520,794,781	362,951,935
End of year	$490,088,701	$ 282,316,746	$1,052,121,588	$ 520,794,781
Other Information
Shares
Sold	3,050,000	2,750,000	8,850,000	13,350,000
Redeemed	(450,000)	(5,000,000)	(100,000)	(6,500,000)
Net increase (decrease)	2,600,000	(2,250,000)	8,750,000	6,850,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	80

Statements of Changes in Net Assets
	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,379,525	$ 5,724,297	$ 655,181	$ 1,173,518
Net realized gain (loss)	26,847,966	19,120,308	15,466,576	4,952,318
Change in net unrealized appreciation (depreciation)	72,820,962	(17,243,464)	11,929,637	1,394,495
Net increase (decrease) in net assets resulting from operations	105,048,453	7,601,141	28,051,394	7,520,331
Distributions to shareholders	(5,363,100)	(5,772,450)	(712,000)	(1,254,700)
Share transactions
Proceeds from sales of shares	269,729,319	341,438,518	112,430,208	73,725,829
Cost of shares redeemed	(208,226,111)	(238,061,468)	(71,334,762)	(113,398,944)
Net increase (decrease) in net assets resulting from share transactions	61,503,208	103,377,050	41,095,446	(39,673,115)
Total increase (decrease) in net assets	161,188,561	105,205,741	68,434,840	(33,407,484)
Net Assets
Beginning of year	350,708,061	245,502,320	88,328,827	121,736,311
End of year	$ 511,896,622	$ 350,708,061	$156,763,667	$ 88,328,827
Other Information
Shares
Sold	6,300,000	9,000,000	2,500,000	2,100,000
Redeemed	(4,950,000)	(6,600,000)	(1,600,000)	(3,250,000)
Net increase (decrease)	1,350,000	2,400,000	900,000	(1,150,000)

See accompanying notes which are an integral part of the financial statements.
81	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Quality Factor ETF		Fidelity Small-Mid Multifactor ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,456,845	$ 2,561,306	$ 529,744	$ 141,380
Net realized gain (loss)	8,878,028	8,042,764	5,851,497	(16,832)
Change in net unrealized appreciation (depreciation)	43,078,149	(113,455)	6,938,993	720,508
Net increase (decrease) in net assets resulting from operations	54,413,022	10,490,615	13,320,234	845,056
Distributions to shareholders	(2,471,800)	(2,493,600)	(586,000)	(146,500)
Share transactions
Proceeds from sales of shares	107,535,102	95,825,376	56,891,867	13,481,340
Cost of shares redeemed	(60,777,523)	(119,081,927)	(20,803,647)	(2,713,442)
Net increase (decrease) in net assets resulting from share transactions	46,757,579	(23,256,551)	36,088,220	10,767,898
Total increase (decrease) in net assets	98,698,801	(15,259,536)	48,822,454	11,466,454
Net Assets
Beginning of year	147,021,994	162,281,530	19,116,684	7,650,230
End of year	$245,720,795	$ 147,021,994	$ 67,939,138	$19,116,684
Other Information
Shares
Sold	2,400,000	2,650,000	1,900,000	600,000
Redeemed	(1,450,000)	(3,400,000)	(700,000)	(100,000)
Net increase (decrease)	950,000	(750,000)	1,200,000	500,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	82

Statements of Changes in Net Assets
	Fidelity Stocks for Inflation ETF		Fidelity U.S. Multifactor ETF
	Year ended July 31, 2021	Year ended July 31, 2020A	Year ended July 31, 2021B
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,284	$ 38,387	$ 98,616
Net realized gain (loss)	448,093	54,866	555,355
Change in net unrealized appreciation (depreciation)	3,036,951	(138,497)	1,301,989
Net increase (decrease) in net assets resulting from operations	3,651,328	(45,244)	1,955,960
Distributions to shareholders	(220,000)	(35,400)	(135,400)
Share transactions
Proceeds from sales of shares	43,042,176	3,690,677	14,155,302
Cost of shares redeemed	(4,000,783)	—	(4,484,456)
Net increase (decrease) in net assets resulting from share transactions	39,041,393	3,690,677	9,670,846
Total increase (decrease) in net assets	42,472,721	3,610,033	11,491,406
Net Assets
Beginning of year	3,610,033	—	—
End of year	$46,082,754	$3,610,033	$11,491,406
Other Information
Shares
Sold	1,500,000	150,000	650,000
Redeemed	(150,000)	—	(200,000)
Net increase (decrease)	1,350,000	150,000	450,000

A	For the period November 5, 2019 (commencement of operations) to July 31, 2020.
B	For the period September 15, 2020 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
83	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Value Factor ETF
	Year ended July 31, 2021	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,474,089	$ 3,639,553
Net realized gain (loss)	4,981,984	12,182,653
Change in net unrealized appreciation (depreciation)	90,885,205	(12,315,269)
Net increase (decrease) in net assets resulting from operations	100,341,278	3,506,937
Distributions to shareholders	(4,318,450)	(3,611,200)
Share transactions
Proceeds from sales of shares	236,163,931	200,834,254
Cost of shares redeemed	(71,833,308)	(147,217,336)
Net increase (decrease) in net assets resulting from share transactions	164,330,623	53,616,918
Total increase (decrease) in net assets	260,353,451	53,512,655
Net Assets
Beginning of year	189,915,871	136,403,216
End of year	$450,269,322	$ 189,915,871
Other Information
Shares
Sold	5,450,000	5,800,000
Redeemed	(1,700,000)	(4,300,000)
Net increase (decrease)	3,750,000	1,500,000
See accompanying notes which are an integral part of the financial statements.
Annual Report	84

Financial Highlights
	Fidelity Dividend ETF For Rising Rates
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 31.72	$ 32.31	$ 31.54	$ 28.50	$ 25.34
Income from Investment Operations
Net investment income (loss)B	0.93	1.01	1.07	0.93	0.76
Net realized and unrealized gain (loss)	10.85	(0.56)	0.79	3.03	2.98
Total from investment operations	11.78	0.45	1.86	3.96	3.74
Distributions from net investment income	(0.88)	(1.04)	(1.09)	(0.92)	(0.58)
Total distributions	(0.88)	(1.04)	(1.09)	(0.92)	(0.58)
Net asset value, end of period	$ 42.62	$ 31.72	$ 32.31	$ 31.54	$ 28.50
Total ReturnC,D,E	37.57%	1.86%	6.09%	14.04%	14.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29%	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29%	.29%	.29%	.30%	.29% H
Net investment income (loss)	2.44%	3.15%	3.42%	3.08%	3.09% H
Supplemental Data
Net assets, end of period (000 omitted)	$490,089	$282,317	$360,229	$346,896	$152,492
Portfolio turnover rateI,J	32%	35%	35%	38%	52% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
85	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity High Dividend ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 27.56	$ 30.12	$ 30.15	$ 26.98	$ 25.32
Income from Investment Operations
Net investment income (loss)B	1.02	1.10	1.23	1.09	0.85
Net realized and unrealized gain (loss)	10.48	(2.52)	(0.03)	3.21	1.57
Total from investment operations	11.50	(1.42)	1.20	4.30	2.42
Distributions from net investment income	(1.01)	(1.14)	(1.23)	(1.12)	(0.76)
Distributions from net realized gain	—	—	—	(0.01)	—
Total distributions	(1.01)	(1.14)	(1.23)	(1.13)	(0.76)
Net asset value, end of period	$ 38.05	$ 27.56	$ 30.12	$ 30.15	$ 26.98
Total ReturnC,D,E	42.42%	(4.54)%	4.16%	16.23%	9.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29%	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29%	.29%	.29%	.30%	.29% H
Net investment income (loss)	3.04%	3.85%	4.15%	3.80%	3.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,052,122	$520,795	$362,952	$171,835	$59,350
Portfolio turnover rateI,J	32%	49%	50%	53%	57% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	86

Financial Highlights
	Fidelity Low Volatility Factor ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 38.33	$ 36.37	$ 32.40	$ 28.19	$ 25.31
Income from Investment Operations
Net investment income (loss)B	0.56	0.62	0.62	0.53	0.45
Net realized and unrealized gain (loss)	10.43	1.95	3.92	4.20	2.81
Total from investment operations	10.99	2.57	4.54	4.73	3.26
Distributions from net investment income	(0.57)	(0.61)	(0.57)	(0.52)	(0.38)
Total distributions	(0.57)	(0.61)	(0.57)	(0.52)	(0.38)
Net asset value, end of period	$ 48.75	$ 38.33	$ 36.37	$ 32.40	$ 28.19
Total ReturnC,D,E	28.90%	7.29%	14.20%	16.89%	12.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29%	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29%	.29%	.29%	.30%	.29% H
Net investment income (loss)	1.31%	1.69%	1.83%	1.73%	1.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$511,897	$350,708	$245,502	$66,420	$33,833
Portfolio turnover rateI,J	46%	31%	36%	31%	33% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
87	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Momentum Factor ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 39.26	$ 35.80	$ 33.58	$ 28.60	$ 25.34
Income from Investment Operations
Net investment income (loss)B	0.25	0.42	0.40	0.36	0.36
Net realized and unrealized gain (loss)	10.54	3.47	2.22	4.97	3.19
Total from investment operations	10.79	3.89	2.62	5.33	3.55
Distributions from net investment income	(0.28)	(0.43)	(0.40)	(0.35)	(0.29)
Total distributions	(0.28)	(0.43)	(0.40)	(0.35)	(0.29)
Net asset value, end of period	$ 49.77	$ 39.26	$ 35.80	$ 33.58	$ 28.60
Total ReturnC,D,E	27.58%	11.06%	7.91%	18.72%	14.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29%	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29%	.29%	.29%	.30%	.29% H
Net investment income (loss)	.55%	1.18%	1.18%	1.14%	1.50% H
Supplemental Data
Net assets, end of period (000 omitted)	$156,764	$88,329	$121,736	$95,702	$35,745
Portfolio turnover rateI,J	128%	138%	133%	125%	106% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	88

Financial Highlights
	Fidelity Quality Factor ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 38.19	$ 35.28	$ 33.47	$ 29.11	$ 25.37
Income from Investment Operations
Net investment income (loss)B	0.62	0.62	0.58	0.53	0.45
Net realized and unrealized gain (loss)	13.00	2.90	1.77	4.38	3.62
Total from investment operations	13.62	3.52	2.35	4.91	4.07
Distributions from net investment income	(0.62)	(0.61)	(0.54)	(0.55)	(0.33)
Total distributions	(0.62)	(0.61)	(0.54)	(0.55)	(0.33)
Net asset value, end of period	$ 51.19	$ 38.19	$ 35.28	$ 33.47	$ 29.11
Total ReturnC,D,E	36.00%	10.26%	7.14%	16.95%	16.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%	.29%	.29%	.30%	.29% H
Expenses net of fee waivers, if any	.29%	.29%	.29%	.30%	.29% H
Expenses net of all reductions	.29%	.29%	.29%	.30%	.29% H
Net investment income (loss)	1.39%	1.74%	1.72%	1.66%	1.84% H
Supplemental Data
Net assets, end of period (000 omitted)	$245,721	$147,022	$162,282	$65,259	$30,569
Portfolio turnover rateI,J	35%	41%	29%	30%	35% K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
89	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Small-Mid Multifactor ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 25.50	$24.85
Income from Investment Operations
Net investment income (loss)B	0.38	0.31	0.18
Net realized and unrealized gain (loss)	10.11	(1.58) C	0.64
Total from investment operations	10.49	(1.27)	0.82
Distributions from net investment income	(0.42)	(0.33)	(0.17)
Total distributions	(0.42)	(0.33)	(0.17)
Net asset value, end of period	$ 33.97	$ 23.90	$25.50
Total ReturnD,E,F	44.21%	(4.90)%	3.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29%	.29%	.29% I
Expenses net of fee waivers, if any	.29%	.29%	.29% I
Expenses net of all reductions	.29%	.29%	.29% I
Net investment income (loss)	1.23%	1.32%	1.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$67,939	$19,117	$7,650
Portfolio turnover rateJ,K	61%	52%	2% L

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	90

Financial Highlights
	Fidelity Stocks for Inflation ETF
	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$24.94
Income from Investment Operations
Net investment income (loss)B	0.39	0.38
Net realized and unrealized gain (loss)	7.08	(0.90)
Total from investment operations	7.47	(0.52)
Distributions from net investment income	(0.82)	(0.35)
Total distributions	(0.82)	(0.35)
Net asset value, end of period	$ 30.72	$24.07
Total ReturnC,D,E	31.78%	(1.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.29%	.29% H,I
Expenses net of fee waivers, if any	.29%	.29% H,I
Expenses net of all reductions	.29%	.29% H,I
Net investment income (loss)	1.34%	2.16% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$46,083	$3,610
Portfolio turnover rateJ,K	52%	65% L

A	For the period November 5, 2019 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Proxy expenses are not annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
91	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity U.S. Multifactor ETF
Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.09
Income from Investment Operations
Net investment income (loss)B	0.31 C
Net realized and unrealized gain (loss)	5.62
Total from investment operations	5.93
Distributions from net investment income	(0.48)
Total distributions	(0.48)
Net asset value, end of period	$ 25.54
Total ReturnD,E,F	29.94%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.29%
Expenses net of fee waivers, if any	.29%
Expenses net of all reductions	.29%
Net investment income (loss)	1.56% C
Supplemental Data
Net assets, end of period (000 omitted)	$11,491
Portfolio turnover rateJ,K,L	30%

A	For the period September 15, 2020 (commencement of operations) to July 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	92

Financial Highlights
	Fidelity Value Factor ETF
	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017A
Selected Per-Share Data
Net asset value, beginning of period	$ 34.85	$ 34.53	$ 33.90	$ 29.72	$ 25.37
Income from Investment Operations
Net investment income (loss)B	0.64	0.73	0.70	0.58	0.49
Net realized and unrealized gain (loss)	14.07	0.28 C	0.59	4.18	4.23
Total from investment operations	14.71	1.01	1.29	4.76	4.72
Distributions from net investment income	(0.62)	(0.69)	(0.66)	(0.58)	(0.37)
Total distributions	(0.62)	(0.69)	(0.66)	(0.58)	(0.37)
Net asset value, end of period	$ 48.94	$ 34.85	$ 34.53	$ 33.90	$ 29.72
Total ReturnD,E,F	42.56%	3.12%	3.95%	16.11%	18.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29%	.29%	.29%	.30%	.29% I
Expenses net of fee waivers, if any	.29%	.29%	.29%	.30%	.29% I
Expenses net of all reductions	.29%	.29%	.29%	.30%	.29% I
Net investment income (loss)	1.50%	2.13%	2.09%	1.79%	1.92% I
Supplemental Data
Net assets, end of period (000 omitted)	$450,269	$189,916	$136,403	$86,450	$38,639
Portfolio turnover rateJ,K	42%	45%	31%	38%	42% L

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
93	Annual Report

Notes to Financial Statements
For the year ended July 31, 2021
1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, (formerly Fidelity Small-Mid Factor ETF), Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Annual Report	94

3. Significant Accounting Policies – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2021, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
95	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures transactions, redemptions in kind, partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$ 402,703,465	$ 94,862,472	$ (6,140,283)	$ 88,722,189
Fidelity High Dividend ETF	897,106,220	161,176,020	(7,736,444)	153,439,576
Fidelity Low Volatility Factor ETF	434,480,294	83,103,315	(5,082,575)	78,020,740
Fidelity Momentum Factor ETF	131,411,894	27,146,426	(1,894,849)	25,251,577
Fidelity Quality Factor ETF	194,979,472	53,434,748	(1,488,016)	51,946,732
Fidelity Small-Mid Multifactor ETF	60,245,005	9,411,524	(1,619,530)	7,791,994
Fidelity Stocks for Inflation ETF	43,142,472	3,296,147	(405,365)	2,890,782
Fidelity U.S. Multifactor ETF	10,181,622	1,389,056	(90,416)	1,298,640
Fidelity Value Factor ETF	369,078,649	86,425,470	(1,898,589)	84,526,881
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Dividend ETF for Rising Rates	$ 327,354	$ —	$ (26,788,293)	$ 88,720,485
Fidelity High Dividend ETF	222,236	—	(32,284,697)	153,441,875
Fidelity Low Volatility Factor ETF	134,394	—	(25,478,514)	78,020,740
Fidelity Momentum Factor ETF	—	—	(12,764,224)	25,251,577
Fidelity Quality Factor ETF	135,360	—	(13,875,613)	51,946,732
Fidelity Small-Mid Multifactor ETF	—	—	(1,414,643)	7,791,997
Fidelity Stocks for Inflation ETF	8,684	—	(184,763)	2,890,782
Fidelity U.S. Multifactor ETF	—	—	—	1,298,640
Fidelity Value Factor ETF	328,204	—	(24,069,794)	84,526,881
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$ (9,746,426)	$ (17,041,867)	$ (26,788,293)
Fidelity High Dividend ETF	(7,598,503)	(24,686,194)	(32,284,697)
Fidelity Low Volatility Factor ETF	(17,916,659)	(7,561,855)	(25,478,514)
Fidelity Momentum Factor ETF	(12,764,224)	—	(12,764,224)
Fidelity Quality Factor ETF	(8,980,070)	(4,895,543)	(13,875,613)
Fidelity Small-Mid Multifactor ETF	(1,059,827)	(354,816)	(1,414,643)
Fidelity Stocks for Inflation ETF	(172,174)	(12,589)	(184,763)
Fidelity U.S. Multifactor ETF	—	—	—
Fidelity Value Factor ETF	(11,979,551)	(12,090,243)	(24,069,794)
Annual Report	96

3. Significant Accounting Policies – continued

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2020 to October 31, 2021. Loss deferrals were as follows:
Capital Losses
Fidelity U.S. Multifactor ETF	$ (71,596)
The tax character of distributions paid was as follows:
July 31, 2021
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Dividend ETF for Rising Rates	$ 8,481,250	$ —	$ —	$ 8,481,250
Fidelity High Dividend ETF	21,671,400	—	—	21,671,400
Fidelity Low Volatility Factor ETF	5,363,100	—	—	5,363,100
Fidelity Momentum Factor ETF	712,000	—	—	712,000
Fidelity Quality Factor ETF	2,471,800	—	—	2,471,800
Fidelity Small-Mid Multifactor ETF	586,000	—	—	586,000
Fidelity Stocks for Inflation ETF	220,000	—	—	220,000
Fidelity U.S. Multifactor ETFA	135,400	—	—	135,400
Fidelity Value Factor ETF	4,318,450	—	—	4,318,450

A	For the period September 15, 2020 (commencement of operations) to July 31, 2021.

July 31, 2020
Fidelity Dividend ETF for Rising Rates	$ 10,362,600	$ —	$ —	$ 10,362,600
Fidelity High Dividend ETF	18,747,950	—	—	18,747,950
Fidelity Low Volatility Factor ETF	5,772,450	—	—	5,772,450
Fidelity Momentum Factor ETF	1,254,700	—	—	1,254,700
Fidelity Quality Factor ETF	2,493,600	—	—	2,493,600
Fidelity Small-Mid Multifactor ETF	146,500	—	—	146,500
Fidelity Stocks for Inflation ETFA	35,400	—	—	35,400
Fidelity Value Factor ETF	3,611,200	—	—	3,611,200

A	For the period November 5, 2019 (commencement of operations) to July 31, 2020.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
97	Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Dividend ETF for Rising Rates	117,583,032	113,463,033
Fidelity High Dividend ETF	237,063,504	226,729,417
Fidelity Low Volatility Factor ETF	188,995,727	185,482,620
Fidelity Momentum Factor ETF	150,911,961	150,705,548
Fidelity Quality Factor ETF	61,666,030	60,629,987
Fidelity Small-Mid Multifactor ETF	26,550,693	25,872,034
Fidelity Stocks for Inflation ETF	7,051,795	6,829,600
Fidelity U.S. Multifactor ETF	2,180,328	2,171,034
Fidelity Value Factor ETF	126,230,287	124,754,546
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Dividend ETF for Rising Rates	120,374,266	14,860,015
Fidelity High Dividend ETF	307,336,388	2,707,324
Fidelity Low Volatility Factor ETF	261,150,550	202,305,991
Fidelity Momentum Factor ETF	111,390,506	70,707,511
Fidelity Quality Factor ETF	106,594,952	60,501,411
Fidelity Small-Mid Multifactor ETF	56,273,207	20,681,318
Fidelity Stocks for Inflation ETF	42,711,998	3,981,364
Fidelity U.S. Multifactor ETF	14,067,391	4,455,351
Fidelity Value Factor ETF	232,515,553	69,542,728
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Annual Report	98

6. Fees and Other Transactions with Affiliates – continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend ETF for Rising Rates	Borrower	$ 3,845,000	0.29%	$ 63
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend ETF for Rising Rates	$ 371	$ —	$ —
Fidelity High Dividend ETF	1,747	5	—
Fidelity Low Volatility Factor ETF	103	—	—
Fidelity Momentum Factor ETF	149	—	—
Fidelity Quality Factor ETF	144	—	—
Fidelity Small-Mid Multifactor ETF	3	—	—
Fidelity Value Factor ETF	1,970	—	—
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Dividend ETF for Rising Rates	$ 2
Fidelity High Dividend ETF	2
Fidelity Low Volatility Factor ETF	7
Fidelity Momentum Factor ETF	7
Fidelity Quality Factor ETF	13
Fidelity Small-Mid Multifactor ETF	3
Fidelity Stocks for Inflation ETF	2
Fidelity U.S. Multifactor ETF	1
Fidelity Value Factor ETF	13
99	Annual Report

Notes to Financial Statements  – continued
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
Annual Report	100

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (eight of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of July 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
101	Annual Report

Report of Independent Registered Public Accounting Firm  –
continued
Fund Name	Statements of operation	Statements of changes in net assets	Financial highlights
Fidelity Dividend ETF for Rising Rates	For the year ended July 31, 2021	For the years ended July 31, 2021 and 2020	For the years ended July 31, 2021, 2020, 2019 and 2018, and for the period from September 12, 2016 (commencement of operations) to July 31, 2017
Fidelity High Dividend ETF	For the year ended July 31, 2021	For the years ended July 31, 2021 and 2020	For the years ended July 31, 2021, 2020, 2019 and 2018, and for the period from September 12, 2016 (commencement of operations) to July 31, 2017
Fidelity Low Volatility Factor ETF	For the year ended July 31, 2021	For the years ended July 31, 2021 and 2020	For the years ended July 31, 2021, 2020, 2019 and 2018, and for the period from September 12, 2016 (commencement of operations) to July 31, 2017
Fidelity Momentum Factor ETF	For the year ended July 31, 2021	For the years ended July 31, 2021 and 2020	For the years ended July 31, 2021, 2020, 2019 and 2018, and for the period from September 12, 2016 (commencement of operations) to July 31, 2017
Fidelity Quality Factor ETF	For the year ended July 31, 2021	For the years ended July 31, 2021 and 2020	For the years ended July 31, 2021, 2020, 2019 and 2018, and for the period from September 12, 2016 (commencement of operations) to July 31, 2017
Fidelity Small-Mid Multifactor ETF	For the year ended July 31, 2021	For the years ended July 31, 2021 and 2020	For the years ended July 31, 2021 and 2020 and for the period from February 26, 2019 (commencement of operations) to July 31, 2019
Fidelity U.S. Multifactor ETF	For the period September 15, 2020 (commencement of operations) through July 31, 2021	For the period September 15, 2020 (commencement of operations) through July 31, 2021	For the period September 15, 2020 (commencement of operations) through July 31, 2021
Fidelity Value Factor ETF	For the year ended July 31, 2021	For the years ended July 31, 2021 and 2020	For the years ended July 31, 2021, 2020, 2019 and 2018, and for the period from September 12, 2016 (commencement of operations) to July 31, 2017
Annual Report	102

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 17, 2021
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
103	Annual Report

Report of Independent Registered Public Accounting Firm  –
continued
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Stocks for Inflation ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Stocks for Inflation ETF (the "Fund"), a fund of Fidelity Covington Trust, including the schedule of investments, as of July 31, 2021, the related statement of operations for the year ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from November 5, 2019 (commencement of operations) through July 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, and the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from November 5, 2019 (commencement of operations) through July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 17, 2021
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Annual Report	104

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
105	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Acting Chairman of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Annual Report	106

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
107	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	108

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Trustee
Year of Election or Appointment: 2013
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
109	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Annual Report	110

Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).
111	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2021 to July 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During PeriodB February 1, 2021 to July 31, 2021
Fidelity Dividend ETF For Rising Rates	0.29%
Actual		$ 1,000.00	$ 1,168.30	$ 1.56
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity High Dividend ETF	0.29%
Actual		$ 1,000.00	$ 1,204.50	$ 1.59
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Low Volatility Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,179.10	$ 1.57
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Momentum Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,108.20	$ 1.52
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Quality Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,213.00	$ 1.59
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Small-Mid Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,163.40	$ 1.56
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Stocks For Inflation ETF	0.29%
Actual		$ 1,000.00	$ 1,196.60	$ 1.58
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Annual Report	112

	Annualized Expense RatioA	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During PeriodB February 1, 2021 to July 31, 2021
Fidelity U.S. Multifactor ETF	0.29%
Actual		$ 1,000.00	$ 1,209.70	$ 1.59
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45
Fidelity Value Factor ETF	0.29%
Actual		$ 1,000.00	$ 1,214.90	$ 1.59
Hypothetical C		$ 1,000.00	$ 1,023.36	$ 1.45

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
113	Annual Report

Distributions (Unaudited)
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2020	December 2020	March 2021	June 2021
Fidelity Dividend ETF for Rising Rates	83%	83%	100%	100%
Fidelity High Dividend ETF	62%	62%	75%	75%
Fidelity Low Volatility Factor ETF	100%	100%	100%	100%
Fidelity Momentum Factor ETF	100%	100%	100%	100%
Fidelity Quality Factor ETF	100%	100%	100%	100%
Fidelity Small-Mid Multifactor ETF	62%	62%	98%	98%
Fidelity Stocks for Inflation ETF	28%	28%	89%	89%
Fidelity U.S. Multifactor ETF	—	29%	100%	100%
Fidelity Value Factor ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2020	December 2020	March 2021	June 2021
Fidelity Dividend ETF for Rising Rates	97%	97%	100%	100%
Fidelity High Dividend ETF	82%	82%	95%	95%
Fidelity Low Volatility Factor ETF	100%	100%	100%	100%
Fidelity Momentum Factor ETF	100%	100%	100%	100%
Fidelity Quality Factor ETF	100%	100%	100%	100%
Fidelity Small-Mid Multifactor ETF	63%	63%	100%	100%
Fidelity Stocks for Inflation ETF	30%	30%	90%	90%
Fidelity U.S. Multifactor ETF	—	30%	100%	100%
Fidelity Value Factor ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the calendar year 2020 for the following funds qualify as a section 199A dividend:
	March 2020	June 2020	September 2020	December 2020
Fidelity Dividend ETF for Rising Rates	12%	12%	3%	3%
Fidelity High Dividend ETF	9%	9%	11%	11%
Fidelity Small-Mid Multifactor ETF	10%	10%	16%	16%
Fidelity Stocks for Inflation ETF	—	—	4%	4%
Fidelity U.S. Multifactor ETF	—	—	4%	4%
The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.
Annual Report	114

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Factor-Based ETFs
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2021 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s and Geode’s investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
115	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance (for each fund except Fidelity U.S. Multifactor ETF and Fidelity Stocks for Inflation ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one- and three-year periods ended September 30, 2020, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes.
Annual Report	116

Fidelity Dividend ETF for Rising Rates
Fidelity High Dividend ETF
117	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Low Volatility Factor ETF
Fidelity Momentum Factor ETF
Annual Report	118

Fidelity Quality Factor ETF
Fidelity Small-Mid Multifactor ETF
119	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Value Factor ETF
Investment Performance (for Fidelity U.S. Multifactor ETF and Fidelity Stocks for Inflation ETF). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Annual Report	120

Fidelity Dividend ETF for Rising Rates
Fidelity High Dividend ETF
121	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Low Volatility Factor ETF
Fidelity Momentum Factor ETF
Annual Report	122

Fidelity Quality Factor ETF
Fidelity Small-Mid Multifactor ETF
123	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity Stocks for Inflation ETF
Fidelity U.S. Multifactor ETF
Annual Report	124

Fidelity Value Factor ETF
The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.
The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and, for each fund except Fidelity U.S. Multifactor ETF and Fidelity Stocks for Inflation ETF, historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
With respect to each fund except Fidelity Dividend ETF for Rising Rates and Fidelity Low Volatility Factor ETF, the Board noted that each fund’s total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020.
With respect to Fidelity Dividend ETF for Rising Rates and Fidelity Low Volatility Factor ETF, the Board noted that each fund’s total expense ratio ranked equal to the SLTG competitive median and above the ASPG competitive median for the period ended September 30, 2020. The Board also noted that the ASPG includes multiple classes from a single competitor and that, when these classes are excluded, each fund’s total expense ratio was below the ASPG competitive median. The Board considered that, in general, various factors can affect total expense ratios.
125	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee’s findings in connection with its consideration of the renewal of the Advisory Contracts.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode’s relationship with each fund except Fidelity U.S. Multifactor ETF.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.
Annual Report	126

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.
127	Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
Annual Report	128

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131	Annual Report

CPF-ANN-0921
1.9881294.104

Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Growth Opportunities ETF
Fidelity® Magellan ETF
Fidelity® New Millennium ETF
Fidelity® Real Estate Investment ETF
Fidelity® Small-Mid Cap Opportunities ETF
Fidelity® Sustainability U.S. Equity ETF
Fidelity® Women's Leadership ETF
Annual Report
July 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Market Recap
The S&P 500® index gained 36.45% for the 12 months ending July 31, 2021, as U.S. equities continued a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” theme, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed through July, driven by corporate earnings. Notably, this leg saw momentum shift back to large growth, as easing rates and a hawkish Fed stymied the reflation trade. By sector, financials (+55%) led, driven by banks (+63%), whereas utilities (+12%) and consumer staples (+18%) notably lagged.
Annual Report	4

Fidelity® Blue Chip Growth ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Blue Chip Growth ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Blue Chip Growth ETF – NAVA	44.14	52.99
Fidelity Blue Chip Growth ETF – Market PriceB	44.58	53.51
Russell 1000 Growth IndexA	36.68	43.25
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Blue Chip Growth ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 2, 2020.
B	From June 4, 2020, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Blue Chip Growth ETF – NAV on June 2, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Growth Index performed over the same period.
5	Annual Report

Fidelity® Blue Chip Growth ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Sonu Kalra and Michael Kim:
For the fiscal year ending July 31, 2021, the fund gained 44.14% at net asset value and 44.58% on a market-price basis, outperforming the 36.68% result of the benchmark, the Russell 1000® Growth Index. Security selection drove the fund’s result versus the benchmark, especially in the consumer discretionary sector. Strong picks in the information technology, communication services and industrials sectors also helped. Among individual stocks, an outsized stake in electric vehicle maker Tesla (+139%) added more value than any other fund holding. Overweighting graphics chipmaker Nvidia (+86%) and owning a non-benchmark stake in Singapore-based technology conglomerate Sea (+134%) also added value. We added to the fund’s stakes in Tesla, Sea and Nvidia by period end. Conversely, stock selection in health care and consumer staples detracted from the fund’s relative performance. Among individual stocks, the fund’s non-benchmark stake in Alibaba Group Holding (-9%) detracted notably. We reduced the fund’s stake in Alibaba as of July 31. Positioning in Penn National Gaming and an overweighted stake in Amazon.com (+6%) also detracted. Notable changes in positioning included increased exposure to the industrials sector and a lower allocation to health care.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	6

Fidelity® Blue Chip Growth ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	9.3
Amazon.com, Inc.	7.5
Alphabet, Inc. Class A	6.8
Microsoft Corp.	6.8
Facebook, Inc. Class A	5.2
NVIDIA Corp.	4.7
Marvell Technology, Inc.	3.1
Tesla, Inc.	2.2
Salesforce.com, Inc.	1.8
PayPal Holdings, Inc.	1.6
49.0

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	37.3
Consumer Discretionary	26.5
Communication Services	17.3
Health Care	7.5
Industrials	5.5

Asset Allocation as of July 31, 2021
* Foreign investments – 6.6%
7	Annual Report

Fidelity® Blue Chip Value ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Blue Chip Value ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Blue Chip Value ETF – NAVA	42.83	37.36
Fidelity Blue Chip Value ETF – Market PriceB	42.99	33.70
Russell 1000 Value IndexA	39.32	34.99
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Blue Chip Value ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 2, 2020.
B	From June 4, 2020, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Blue Chip Value ETF – NAV on June 2, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.
Annual Report	8

Fidelity® Blue Chip Value ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Sean Gavin and Anastasia Zabolotnikova:
For the fiscal year ending July 31, 2021, the fund gained 42.83% at net asset value and 42.99% on a market-price basis, outperforming the 39.32% advance of the benchmark Russell 1000® Value Index. Versus the benchmark, security selection was the primary contributor, especially in the media & entertainment area of the communication services sector. Strong picks in real estate also helped. Further aiding performance were stock picks in the industrials sector, especially among capital goods stocks. The biggest individual relative contributor was an overweight position in Discover Financial Services (+141%), and we added to our stake in this company. Also adding value was our larger-than-benchmark holding in CBRE Group, which gained 115%. We increased our position in the company the past 12 months. Another notable relative contributor was an outsized stake in Capital One Financial (+142%), where we added to our exposure this period. Conversely, the primary detractor from performance versus the benchmark was an overweighting in utilities. Also hurting the fund's relative return was stock selection and an overweighting in health care. The combination of our underweighting and subpar picks among energy firms hampered performance as well. The biggest individual relative detractor was an overweight position in Centene (+3%), and we increased our stake in this company. Also hampering performance was our bigger-than-benchmark exposure to Amgen, which gained about 1%. We added to our position in the company the past year. Another notable relative detractor was an outsized stake in Newmont (-6%), where we increased our position this period. Notable changes in positioning include a higher allocation to the consumer staples and utilities sectors.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
9	Annual Report

Fidelity® Blue Chip Value ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.4
Comcast Corp. Class A	3.6
UnitedHealth Group, Inc.	2.7
Alphabet, Inc. Class A	2.7
Bristol-Myers Squibb Co.	2.6
The Procter & Gamble Co.	2.6
CBRE Group, Inc. Class A	2.5
Bank of America Corp.	2.5
Cigna Corp.	2.4
Cisco Systems, Inc.	2.4
28.4

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Financials	19.7
Health Care	19.1
Communication Services	11.4
Industrials	11.2
Utilities	9.5

Asset Allocation as of July 31, 2021
* Foreign investments – 11.1%
Annual Report	10

Fidelity® Growth Opportunities ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Microsoft Corp.	7.7
Alphabet, Inc. Class C	5.9
Amazon.com, Inc.	4.8
Facebook, Inc. Class A	4.5
Apple, Inc.	4.3
Alphabet, Inc. Class A	2.5
NVIDIA Corp.	2.5
Sea Ltd. ADR	2.3
Salesforce.com, Inc.	2.0
T-Mobile US, Inc.	1.8
38.3

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	40.7
Communication Services	24.4
Health Care	14.2
Consumer Discretionary	12.1
Industrials	3.2

Asset Allocation as of July 31, 2021
* Foreign investments – 8.6%
11	Annual Report

Fidelity® Magellan ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Apple, Inc.	6.9
Microsoft Corp.	6.5
Amazon.com, Inc.	4.5
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class A	2.5
Alphabet, Inc. Class C	2.5
NVIDIA Corp.	2.2
Visa, Inc. Class A	2.0
UnitedHealth Group, Inc.	1.8
Mastercard, Inc. Class A	1.8
33.8

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	39.8
Communication Services	14.0
Consumer Discretionary	9.7
Health Care	9.4
Industrials	8.6

Asset Allocation as of July 31, 2021
* Foreign investments – 3.8%
Annual Report	12

Fidelity® New Millennium ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® New Millennium ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended July 31, 2021
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity New Millennium ETF – NAVA	45.03	40.02
Fidelity New Millennium ETF – Market PriceB	45.31	36.91
S&P 500 IndexA	36.45	37.90
Average annual total returns represent just that – the average return on an annual basis for Fidelity® New Millennium ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 2, 2020.
B	From June 4, 2020, date initially listed on the CboeBZX Exchange, Inc.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity New Millennium ETF – NAV on June 2, 2020, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
13	Annual Report

Fidelity® New Millennium ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Andy Browder and John Roth:
For the fiscal year ending July 31, 2021, the fund gained 45.03% at net asset value and 45.31% on a market-price basis, each outperforming the 36.45% result of the benchmark, the S&P 500® index. Security selection in the consumer discretionary sector contributed the most to the fund’s relative performance. Picks in the industrials, financials, and materials sectors also helped. An overweight position in capital goods conglomerate General Electric (+110%) added more value than any other fund position. We increased our stake in General Electric by period end. An outsized stake in the bank Wells Fargo, which gained about 89%, also aided the fund’s relative return. We added to our Wells Fargo position the past 12 months as well. Avoiding Amazon.com, a benchmark component that gained 5%, also helped relative performance. In contrast, security selection and an underweighting in information technology detracted from the fund’s relative performance, as did picks in the health care sector. Not owning Alphabet, a benchmark component that gained about 82% detracted significantly. Also hampering performance was our overweighting in Becton Dickinson, which returned about -5%. We increased our Becton Dickinson stake the past 12 months. Notable changes in positioning included reduced exposure to the information technology sector.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	14

Fidelity® New Millennium ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
General Electric Co.	5.3
Wells Fargo & Co.	4.0
Bristol-Myers Squibb Co.	2.9
The PNC Financial Services Group, Inc.	2.8
Comcast Corp. Class A	2.8
Exxon Mobil Corp.	2.3
Eli Lilly & Co.	2.3
American International Group, Inc.	1.9
Cisco Systems, Inc.	1.9
Hess Corp.	1.7
27.9

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Financials	18.2
Health Care	17.4
Industrials	14.2
Consumer Discretionary	9.9
Energy	9.7

Asset Allocation as of July 31, 2021
* Foreign investments – 8.3%
15	Annual Report

Fidelity® Real Estate Investment ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Crown Castle International Corp.	9.9
Prologis, Inc.	7.7
Digital Realty Trust, Inc.	7.1
SBA Communications Corp.	7.0
Equinix, Inc.	5.7
Welltower, Inc.	5.4
Duke Realty Corp.	5.2
Ventas, Inc.	3.5
UDR, Inc.	3.1
CubeSmart	3.0
57.6

Top Five REIT Sectors as of July 31, 2021
	% of fund's net assets
REITs - Diversified		42.4
REITs - Apartments	11.2
REITs - Health Care	10.1
REITs - Warehouse/Industrial	7.7
REITs - Storage		6.7

Asset Allocation as of July 31, 2021
Annual Report	16

Fidelity® Small-Mid Cap Opportunities ETF
Investment Summary (Unaudited)
Top Ten Stocks as of July 31, 2021
% of fund's net assets
Charles River Laboratories International, Inc.	1.6
Molina Healthcare, Inc.	1.3
Mohawk Industries, Inc.	1.3
TFI International, Inc.	1.3
Tapestry, Inc.	1.3
Jones Lang LaSalle, Inc.	1.3
Signature Bank	1.2
Darling Ingredients, Inc.	1.2
Discover Financial Services	1.1
Kornit Digital Ltd.	1.1
12.7

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Industrials	18.6
Information Technology	16.8
Financials	15.0
Consumer Discretionary	13.5
Health Care	13.3

Asset Allocation as of July 31, 2021
* Foreign investments – 10.3%
17	Annual Report

Fidelity® Sustainability U.S. Equity ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Microsoft Corp.	5.2
Danaher Corp.	2.4
Salesforce.com, Inc.	2.3
Intuit, Inc.	2.2
Merck & Co., Inc.	2.2
Prologis, Inc.	2.1
Accenture PLC Class A	2.0
AbbVie, Inc.	2.0
NVIDIA Corp.	1.9
PayPal Holdings, Inc.	1.8
24.1

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	26.4
Health Care	14.7
Consumer Discretionary	12.9
Financials	12.6
Industrials	9.3

Asset Allocation as of July 31, 2021
* Foreign investments – 5.5%
Annual Report	18

Fidelity® Women’s Leadership ETF
Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021
% of fund's net assets
Microsoft Corp.	3.4
Accenture PLC Class A	2.1
NVIDIA Corp.	2.0
Nasdaq, Inc.	1.9
Adobe, Inc.	1.9
Intuit, Inc.	1.9
Anthem, Inc.	1.9
Salesforce.com, Inc.	1.7
PayPal Holdings, Inc.	1.6
Bank of America Corp.	1.5
19.9

Top Five Market Sectors as of July 31, 2021
% of fund's net assets
Information Technology	29.4
Consumer Discretionary	14.5
Health Care	14.4
Financials	11.1
Industrials	8.7

Asset Allocation as of July 31, 2021
* Foreign investments – 7.2%
19	Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.2%
	Shares	Value
COMMUNICATION SERVICES – 17.3%
Entertainment – 3.1%
Activision Blizzard, Inc.	12,660	$ 1,058,629
Bilibili, Inc. ADR (a)	5	447
Endeavor Group Holdings, Inc. (a)	14,978	384,186
Netflix, Inc. (a)	10,666	5,520,401
Roku, Inc. (a)	3,412	1,461,394
Sea Ltd. ADR (a)	15,722	4,341,787
Take-Two Interactive Software, Inc. (a)	2	340
The Walt Disney Co. (a)	3	535
		12,767,719
Interactive Media & Services – 13.5%
Alphabet, Inc. Class A (a)	10,248	27,613,543
Bumble, Inc. Class A (a)	3,316	168,718
Facebook, Inc. Class A (a)	59,510	21,203,413
JOYY, Inc. ADR	8	436
Match Group, Inc. (a)	8,056	1,283,079
Snap, Inc. Class A (a)	51,990	3,869,096
Twitter, Inc. (a)	7,986	557,024
Zillow Group, Inc. Class C (a)	1,969	209,226
		54,904,535
Media – 0.4%
Criteo S.A. ADR (a)	19,899	771,882
DISH Network Corp. Class A (a)	14,210	595,257
		1,367,139
Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc. (a)	8,598	1,238,284
TOTAL COMMUNICATION SERVICES		70,277,677
CONSUMER DISCRETIONARY – 26.5%
Automobiles – 2.8%
Ford Motor Co. (a)	20,901	291,569
General Motors Co. (a)	16,131	916,886
Harley-Davidson, Inc.	7,271	288,077
Tesla, Inc. (a)	13,090	8,995,448
XPeng, Inc. ADR (a)	20,899	847,036
		11,339,016
Diversified Consumer Services – 0.1%
Duolingo, Inc. (a)	204	28,611
Mister Car Wash, Inc. (a)	7,152	149,048
		177,659
Hotels, Restaurants & Leisure – 4.1%
Airbnb, Inc. Class A (a)	21,768	3,134,810
Boyd Gaming Corp. (a)	180	10,260
Caesars Entertainment, Inc. (a)	28,489	2,488,799
Chipotle Mexican Grill, Inc. (a)	1,123	2,092,643
Churchill Downs, Inc.	3,383	628,562
DraftKings, Inc. Class A (a)	2,142	103,887
Expedia Group, Inc. (a)	7,600	1,222,612
Hilton Worldwide Holdings, Inc. (a)	6,886	905,165

	Shares	Value

Marriott International, Inc. Class A (a)	9,090	$ 1,326,958
MGM Resorts International	18,542	695,881
Penn National Gaming, Inc. (a)	45,193	3,090,297
Planet Fitness, Inc. Class A (a)	5,255	395,334
Texas Roadhouse, Inc.	120	11,060
Vail Resorts, Inc. (a)	1,766	538,983
Wynn Resorts Ltd. (a)	2,176	213,966
		16,859,217
Household Durables – 0.8%
D.R. Horton, Inc.	3,171	302,608
KB Home	4,911	208,423
Lennar Corp. Class A	4,541	477,486
Meritage Homes Corp. (a)	1,398	151,795
PulteGroup, Inc.	4,065	223,047
Purple Innovation, Inc. (a)	264	6,954
Sonos, Inc. (a)	5,518	184,191
Taylor Morrison Home Corp. (a)	6	162
Tempur Sealy International, Inc.	9,709	420,108
Toll Brothers, Inc.	6,981	413,764
Tri Pointe Homes, Inc. (a)	21,233	512,140
Tupperware Brands Corp. (a)	15,435	322,437
		3,223,115
Internet & Direct Marketing Retail – 8.4%
Alibaba Group Holding Ltd. ADR (a)	114	22,252
Amazon.com, Inc. (a)	9,137	30,404,190
Chewy, Inc. Class A (a)	4,250	355,725
ContextLogic, Inc. Class A (a)	12	120
Coupang, Inc. (a)	3,113	113,064
eBay, Inc.	11,429	779,572
Etsy, Inc. (a)	2,433	446,480
Farfetch Ltd. Class A (a)	14,670	735,260
Global-e Online Ltd. (a)	2,405	167,484
JD.com, Inc. ADR (a)	6	432
Pinduoduo, Inc. ADR (a)	3,473	318,162
The RealReal, Inc. (a)	15,901	262,525
Wayfair, Inc. Class A (a)	2,412	582,160
		34,187,426
Leisure Products – 0.2%
Callaway Golf Co. (a)	217	6,874
Peloton Interactive, Inc. Class A (a)	7,478	882,778
Vista Outdoor, Inc. (a)	3	124
		889,776
Multiline Retail – 0.5%
Kohl's Corp.	4,671	237,287
Nordstrom, Inc. (a)	23,041	762,657
Ollie's Bargain Outlet Holdings, Inc. (a)	5,641	525,177
Target Corp.	2,143	559,430
		2,084,551
Specialty Retail – 5.6%
Academy Sports & Outdoors, Inc. (a)	3,796	140,642

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
American Eagle Outfitters, Inc.	51,799	$ 1,785,512
Aritzia, Inc. (a)	10,205	299,295
Bath & Body Works, Inc.	8,235	659,376
Burlington Stores, Inc. (a)	3,336	1,116,893
Carvana Co. (a)	12,959	4,374,440
Citi Trends, Inc. (a)	1,837	146,501
Dick's Sporting Goods, Inc.	11,045	1,150,226
Five Below, Inc. (a)	6,207	1,206,765
Floor & Decor Holdings, Inc. Class A (a)	13,375	1,631,884
Lowe's Cos., Inc.	29,451	5,674,913
RH (a)	5,532	3,673,691
The Gap, Inc.	17,592	513,159
The Home Depot, Inc.	1,802	591,398
Urban Outfitters, Inc. (a)	5	182
		22,964,877
Textiles, Apparel & Luxury Goods – 4.0%
Capri Holdings Ltd. (a)	31,765	1,788,687
Crocs, Inc. (a)	18,657	2,533,807
Deckers Outdoor Corp. (a)	2,874	1,180,783
Levi Strauss & Co. Class A	6,300	173,376
Lululemon Athletica, Inc. (a)	4,302	1,721,531
NIKE, Inc. Class B	34,613	5,798,024
PVH Corp. (a)	14,382	1,504,645
Tapestry, Inc. (a)	21,513	910,000
Under Armour, Inc. Class A (a)	28,298	578,694
		16,189,547
TOTAL CONSUMER DISCRETIONARY		107,915,184
CONSUMER STAPLES – 0.9%
Beverages – 0.7%
Celsius Holdings, Inc. (a)	8,020	550,413
Constellation Brands, Inc. Class A	1,347	302,186
Monster Beverage Corp. (a)	8,088	762,860
The Boston Beer Co., Inc. Class A (a)	28	19,880
The Coca-Cola Co.	22,783	1,299,314
		2,934,653
Food Products – 0.1%
Bunge Ltd.	113	8,773
Darling Ingredients, Inc. (a)	3,574	246,856
Freshpet, Inc. (a)	889	130,194
		385,823
Personal Products – 0.1%
The Honest Co., Inc. (a)	15,584	223,942
Tobacco – 0.0%
Altria Group, Inc.	7	340
TOTAL CONSUMER STAPLES		3,544,758

	Shares	Value
ENERGY – 0.6%
Energy Equipment & Services – 0.1%
Schlumberger N.V.	12,128	$ 349,650
Oil, Gas & Consumable Fuels – 0.5%
BP PLC ADR	416	10,059
Cheniere Energy, Inc. (a)	1,789	151,940
ConocoPhillips	5,715	320,383
Devon Energy Corp.	4,862	125,634
Diamondback Energy, Inc.	3,836	295,871
EOG Resources, Inc.	5,980	435,703
Hess Corp.	7,594	580,485
Pioneer Natural Resources Co.	1,099	159,761
Suncor Energy, Inc.	8,269	162,782
TotalEnergies SE ADR	2	89
Valero Energy Corp.	203	13,595
		2,256,302
TOTAL ENERGY		2,605,952
FINANCIALS – 1.5%
Banks – 0.5%
Bank of America Corp.	4,758	182,517
Citigroup, Inc.	6,010	406,396
Wells Fargo & Co.	31,397	1,442,378
		2,031,291
Capital Markets – 0.4%
BowX Acquisition Corp. (a)	14,504	153,307
Coinbase Global, Inc. Class A (a)	524	123,968
Morgan Stanley	5,672	544,399
The Charles Schwab Corp.	5,477	372,162
The Goldman Sachs Group, Inc.	1,241	465,226
		1,659,062
Consumer Finance – 0.5%
Ally Financial, Inc.	10,763	552,788
American Express Co.	5,329	908,754
Capital One Financial Corp.	3,901	630,792
		2,092,334
Insurance – 0.1%
Goosehead Insurance, Inc. Class A	997	119,830
MetLife, Inc.	2,523	145,577
Prudential Financial, Inc.	1,475	147,913
		413,320
TOTAL FINANCIALS		6,196,007
HEALTH CARE – 7.5%
Biotechnology – 2.3%
Acceleron Pharma, Inc. (a)	3,166	395,940
ADC Therapeutics S.A. (a)	514	10,815
Agios Pharmaceuticals, Inc. (a)	3,323	159,803
Akouos, Inc. (a)	2,603	28,295
Allakos, Inc. (a)	422	33,574
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Alnylam Pharmaceuticals, Inc. (a)	4,243	$ 759,242
Annexon, Inc. (a)	2,480	52,229
Arcutis Biotherapeutics, Inc. (a)	1,350	31,495
Argenx SE ADR (a)	885	269,421
Ascendis Pharma A/S ADR (a)	1,870	221,015
Avidity Biosciences, Inc. (a)	628	12,127
BeiGene Ltd. ADR (a)	1,401	443,543
BioAtla, Inc. (a)	436	17,872
Bolt Biotherapeutics, Inc. (a)	1,875	20,906
Bridgebio Pharma, Inc. (a)	1,322	70,661
Cerevel Therapeutics Holdings, Inc. (a)	7,159	176,398
Connect Biopharma Holdings Ltd. (a)	4,661	102,589
Day One Biopharmaceuticals, Inc. (a)	6,382	151,381
Forma Therapeutics Holdings, Inc. (a)	1,741	39,851
Fusion Pharmaceuticals, Inc. (a)	2,385	19,438
Generation Bio Co. (a)	817	17,762
Horizon Therapeutics PLC (a)	11,262	1,126,425
Immunocore Holdings PLC (a)	1,161	37,988
Instil Bio, Inc. (a)	4,082	61,434
Kura Oncology, Inc. (a)	1,129	21,383
Mirati Therapeutics, Inc. (a)	469	75,068
Moderna, Inc. (a)	4,688	1,657,677
Neurocrine Biosciences, Inc. (a)	4	372
Novavax, Inc. (a)	2,620	469,845
Prelude Therapeutics, Inc. (a)	1,795	57,512
Protagonist Therapeutics, Inc. (a)	4,017	198,560
Recursion Pharmaceuticals, Inc. (a)	5,355	162,524
Regeneron Pharmaceuticals, Inc. (a)	1,157	664,824
Relay Therapeutics, Inc. (a)	3,275	106,241
REVOLUTION Medicines, Inc. (a)	3,239	92,765
Sage Therapeutics, Inc. (a)	4	176
Sana Biotechnology, Inc. (a)	126	2,052
Seagen, Inc. (a)	1,065	163,360
Shattuck Labs, Inc. (a)	500	11,020
Silverback Therapeutics, Inc. (a)	1,835	55,564
Taysha Gene Therapies, Inc. (a)	447	7,729
TG Therapeutics, Inc. (a)	1,112	38,909
Translate Bio, Inc. (a)	6,216	171,810
Turning Point Therapeutics, Inc. (a)	4,160	265,491
Twist Bioscience Corp. (a)	185	22,764
Vaxcyte, Inc. (a)	1,162	25,192
Verve Therapeutics, Inc. (a)	4,043	240,275
Xencor, Inc. (a)	3,726	114,686
Zai Lab Ltd. ADR (a)	3,949	571,065
		9,457,068
Health Care Equipment & Supplies – 2.4%
Axonics, Inc. (a)	6,917	470,010
Boston Scientific Corp. (a)	3,461	157,822
CryoPort, Inc. (a)	811	50,055

	Shares	Value

Danaher Corp.	4,013	$ 1,193,827
DexCom, Inc. (a)	4,845	2,497,646
Figs, Inc. Class A (a)	4,372	159,141
Inmode Ltd. (a)	3,546	403,074
Intuitive Surgical, Inc. (a)	2,795	2,771,131
Novocure Ltd. (a)	100	15,401
Outset Medical, Inc. (a)	390	15,974
Shockwave Medical, Inc. (a)	6,873	1,250,886
Tandem Diabetes Care, Inc. (a)	5,642	613,116
		9,598,083
Health Care Providers & Services – 0.8%
1Life Healthcare, Inc. (a)	7,268	196,527
agilon health, Inc. (a)	7,004	257,677
Alignment Healthcare, Inc. (a)	6,965	145,081
Cano Health, Inc. (a)	4,151	44,623
Guardant Health, Inc. (a)	4,224	463,795
Humana, Inc.	2,276	969,257
Oak Street Health, Inc. (a)	6,186	389,966
Owens & Minor, Inc.	2,492	115,255
Signify Health, Inc. (a)	804	21,161
Surgery Partners, Inc. (a)	2,648	144,475
UnitedHealth Group, Inc.	1,682	693,354
		3,441,171
Health Care Technology – 0.0%
Certara, Inc. (a)	2,746	74,719
GoodRx Holdings, Inc. Class A (a)	217	6,959
		81,678
Life Sciences Tools & Services – 0.5%
10X Genomics, Inc. Class A (a)	2,738	501,684
Absci Corp. (a)	3,132	89,200
Avantor, Inc. (a)	12,159	456,935
Bio-Rad Laboratories, Inc. Class A (a)	280	207,063
Maravai LifeSciences Holdings, Inc. Class A (a)	5,123	225,258
NanoString Technologies, Inc. (a)	2,858	177,025
Olink Holding AB ADR (a)	6,482	242,232
Seer, Inc. (a)	666	21,272
Thermo Fisher Scientific, Inc.	8	4,270
		1,924,939
Pharmaceuticals – 1.5%
Arvinas, Inc. (a)	893	90,282
Atea Pharmaceuticals, Inc. (a)	1,760	44,070
Eli Lilly & Co.	11,661	2,839,454
Intra-Cellular Therapies, Inc. (a)	6,379	218,991
Nektar Therapeutics (a)	10	161
Pharvaris N.V. (a)	1,018	18,090
Zoetis, Inc.	14,235	2,885,434
		6,096,482
TOTAL HEALTH CARE		30,599,421

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 5.5%
Aerospace & Defense – 0.3%
Axon Enterprise, Inc. (a)	2,551	$ 474,537
Howmet Aerospace, Inc. (a)	9,837	322,851
The Boeing Co. (a)	2,094	474,249
		1,271,637
Air Freight & Logistics – 0.3%
FedEx Corp.	4,596	1,286,650
Airlines – 0.0%
JetBlue Airways Corp. (a)	74	1,121
Spirit Airlines, Inc. (a)	22	624
		1,745
Building Products – 0.4%
Builders FirstSource, Inc. (a)	13,466	599,237
Carrier Global Corp.	6,334	349,953
The AZEK Co., Inc. (a)	12,186	443,205
Trane Technologies PLC	542	110,357
		1,502,752
Commercial Services & Supplies – 0.1%
ACV Auctions, Inc. Class A (a)	14,998	347,354
Construction & Engineering – 0.1%
Dycom Industries, Inc. (a)	3,333	231,310
MasTec, Inc. (a)	2,724	275,751
Quanta Services, Inc.	68	6,181
		513,242
Electrical Equipment – 0.3%
Acuity Brands, Inc.	4,422	775,530
Sunrun, Inc. (a)	8,584	454,695
		1,230,225
Industrial Conglomerates – 0.2%
General Electric Co.	71,153	921,431
Machinery – 0.3%
Caterpillar, Inc.	1,161	240,037
Deere & Co.	1,566	566,250
Otis Worldwide Corp.	1,955	175,070
Proterra, Inc. (a)	15,843	174,748
		1,156,105
Professional Services – 0.2%
First Advantage Corp. (a)	7,536	147,781
KBR, Inc.	4,005	154,993
Upwork, Inc. (a)	8,649	447,932
		750,706
Road & Rail – 3.3%
Avis Budget Group, Inc. (a)	3,670	303,766
Canadian Pacific Railway Ltd.	6,707	498,025
Lyft, Inc. Class A (a)	111,893	6,189,921
TuSimple Holdings, Inc. (a)	7,057	259,697

	Shares	Value

Uber Technologies, Inc. (a)	140,132	$ 6,090,137
		13,341,546
TOTAL INDUSTRIALS		22,323,393
INFORMATION TECHNOLOGY – 37.3%
IT Services – 3.9%
Dlocal Ltd. (a)	4,305	194,328
Endava PLC ADR (a)	2,200	282,964
MongoDB, Inc. (a)	1,308	469,467
PayPal Holdings, Inc. (a)	24,188	6,664,520
Shopify, Inc. Class A (a)	1,803	2,706,812
Snowflake, Inc. Class A (a)	1,048	278,475
Square, Inc. Class A (a)	11,689	2,890,222
Squarespace, Inc. Class A (a)	2,742	138,827
Twilio, Inc. Class A (a)	6,234	2,328,960
		15,954,575
Semiconductors & Semiconductor Equipment – 10.4%
Ambarella, Inc. (a)	67	6,599
ASML Holding N.V.	781	598,824
Cirrus Logic, Inc. (a)	2,215	182,937
Enphase Energy, Inc. (a)	4,722	895,291
KLA Corp.	35	12,186
Lam Research Corp.	1,165	742,583
Marvell Technology, Inc.	209,947	12,703,893
Micron Technology, Inc. (a)	62	4,779
NVIDIA Corp.	97,248	18,962,387
NXP Semiconductors N.V.	28,498	5,881,702
ON Semiconductor Corp. (a)	13,484	526,685
Synaptics, Inc. (a)	1,299	197,344
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,711	316,211
Teradyne, Inc.	8,518	1,081,786
		42,113,207
Software – 13.6%
Adobe, Inc. (a)	9,731	6,049,082
Atlassian Corp. PLC Class A (a)	486	158,008
Autodesk, Inc. (a)	679	218,047
Avalara, Inc. (a)	1,560	260,785
Cadence Design Systems, Inc. (a)	3,266	482,225
Cloudflare, Inc. Class A (a)	2,360	279,967
Coupa Software, Inc. (a)	2,367	513,639
Crowdstrike Holdings, Inc. Class A (a)	2,745	696,159
DocuSign, Inc. (a)	3,412	1,016,913
DoubleVerify Holdings, Inc. (a)	17,497	605,396
Five9, Inc. (a)	1,374	276,572
HubSpot, Inc. (a)	2,405	1,433,428
Intuit, Inc.	1,821	965,075
Lightspeed POS, Inc. (a)	11,549	988,774
Microsoft Corp.	96,579	27,516,323
RingCentral, Inc. Class A (a)	3,518	940,256
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® Blue Chip Growth ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Salesforce.com, Inc. (a)	30,498	$ 7,378,381
SentinelOne, Inc. Class A (a)	5,376	265,091
ServiceNow, Inc. (a)	1,611	947,091
Telos Corp. (a)	2,024	56,712
The Trade Desk, Inc. Class A (a)	11,301	925,665
UiPath, Inc. (a)	6,692	418,652
Workday, Inc. Class A (a)	3,169	742,814
Zendesk, Inc. (a)	1,057	137,970
Zoom Video Communications, Inc. Class A (a)	6,020	2,276,162
		55,549,187
Technology Hardware, Storage & Peripherals – 9.4%
Apple, Inc.	261,083	38,081,566
Logitech International S.A.	1,217	132,714
		38,214,280
TOTAL INFORMATION TECHNOLOGY		151,831,249
MATERIALS – 1.8%
Chemicals – 0.8%
Albemarle Corp.	816	168,129
Celanese Corp.	1	156
CF Industries Holdings, Inc.	4,321	204,167
Corteva, Inc.	6,890	294,754
Nutrien Ltd.	16,053	954,482
Olin Corp.	6,286	295,631
PPG Industries, Inc.	891	145,696
The Chemours Co.	20,050	666,662
The Mosaic Co.	16,361	510,954
Tronox Holdings PLC Class A	5	93
Westlake Chemical Corp.	51	4,229
		3,244,953
Construction Materials – 0.1%
Eagle Materials, Inc.	2,096	296,207
Metals & Mining – 0.9%
Allegheny Technologies, Inc. (a)	6,342	130,201
ArcelorMittal S.A.	18,348	646,584
First Quantum Minerals Ltd.	11,830	253,365
Freeport-McMoRan, Inc.	47,125	1,795,462
Gatos Silver, Inc. (a)	8,810	120,168
Vale S.A. ADR	29,427	618,556
		3,564,336

	Shares	Value

Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	93	$5,156
West Fraser Timber Co. Ltd.	3,777	270,923
		276,079
TOTAL MATERIALS		7,381,575
REAL ESTATE – 0.3%
Equity Real Estate Investment Trusts (REITs) – 0.1%
Simon Property Group, Inc.	4,553	576,045
Real Estate Management & Development – 0.2%
Compass, Inc. (a)	9,079	124,019
Realogy Holdings Corp. (a)	5,395	95,600
Redfin Corp. (a)	6,555	383,926
		603,545
TOTAL REAL ESTATE		1,179,590
UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Brookfield Renewable Corp.	2,645	112,254
Brookfield Renewable Corp. Class A	873	37,044
The AES Corp.	8	194
TOTAL UTILITIES		149,492
TOTAL COMMON STOCKS (Cost $339,195,123)		404,004,298
Money Market Fund – 0.9%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $3,498,742)	3,498,743	3,498,743
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $342,693,865)		407,503,041
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(313,542)
NET ASSETS – 100.0%		$ 407,189,499

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 70,277,677	$ 70,277,677	$ —	$ —
Consumer Discretionary	107,915,184	107,915,184	—	—
Consumer Staples	3,544,758	3,544,758	—	—
Energy	2,605,952	2,605,952	—	—
Financials	6,196,007	6,196,007	—	—
Health Care	30,599,421	30,599,421	—	—
Industrials	22,323,393	22,323,393	—	—
Information Technology	151,831,249	151,831,249	—	—
Materials	7,381,575	7,381,575	—	—
Real Estate	1,179,590	1,179,590	—	—
Utilities	149,492	149,492	—	—
Money Market Fund	3,498,743	3,498,743	—	—
Total Investments in Securities:	$ 407,503,041	$ 407,503,041	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® Blue Chip Value ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 96.6%
	Shares	Value
COMMUNICATION SERVICES – 11.4%
Diversified Telecommunication Services – 1.9%
Verizon Communications, Inc.	31,421	$ 1,752,663
Entertainment – 0.3%
Lions Gate Entertainment Corp. Class B (a)	21,257	283,994
Interactive Media & Services – 3.2%
Alphabet, Inc. Class A (a)	928	2,500,524
Facebook, Inc. Class A (a)	1,487	529,818
		3,030,342
Media – 6.0%
Comcast Corp. Class A	57,568	3,386,726
Fox Corp. Class A	7,997	285,173
The Interpublic Group of Cos., Inc.	41,634	1,472,178
WPP PLC ADR	8,340	539,598
		5,683,675
TOTAL COMMUNICATION SERVICES		10,750,674
CONSUMER DISCRETIONARY – 4.7%
Auto Components – 0.4%
Lear Corp.	1,984	347,160
Household Durables – 0.5%
Whirlpool Corp.	1,940	429,788
Multiline Retail – 1.3%
Dollar General Corp.	5,333	1,240,669
Specialty Retail – 1.3%
Best Buy Co., Inc.	8,537	959,132
Lowe's Cos., Inc.	1,521	293,081
		1,252,213
Textiles, Apparel & Luxury Goods – 1.2%
PVH Corp. (a)	4,477	468,384
Tapestry, Inc. (a)	15,986	676,208
		1,144,592
TOTAL CONSUMER DISCRETIONARY		4,414,422
CONSUMER STAPLES – 6.8%
Food & Staples Retailing – 1.7%
The Kroger Co.	27,152	1,105,086
US Foods Holding Corp. (a)	13,285	456,207
		1,561,293
Food Products – 2.2%
Mondelez International, Inc. Class A	24,633	1,558,284
Tyson Foods, Inc. Class A	7,952	568,250
		2,126,534
Household Products – 2.9%
Spectrum Brands Holdings, Inc.	2,994	261,526

	Shares	Value

The Procter & Gamble Co.	17,483	$ 2,486,607
		2,748,133
TOTAL CONSUMER STAPLES		6,435,960
FINANCIALS – 19.7%
Banks – 7.6%
Bank of America Corp.	61,995	2,378,128
Cullen/Frost Bankers, Inc.	2,537	272,271
JPMorgan Chase & Co.	14,728	2,235,416
M&T Bank Corp.	7,528	1,007,623
The PNC Financial Services Group, Inc.	7,262	1,324,661
		7,218,099
Capital Markets – 1.7%
Affiliated Managers Group, Inc.	4,671	740,073
BlackRock, Inc.	408	353,805
Invesco Ltd.	12,088	294,706
State Street Corp.	2,858	249,046
		1,637,630
Consumer Finance – 2.5%
Capital One Financial Corp.	5,839	944,166
Discover Financial Services	10,999	1,367,396
		2,311,562
Diversified Financial Services – 4.4%
Berkshire Hathaway, Inc. Class B (a)	14,856	4,134,277
Insurance – 3.5%
American International Group, Inc.	9,837	465,782
Chubb Ltd.	6,642	1,120,771
The Allstate Corp.	2,336	303,797
The Travelers Cos., Inc.	9,447	1,406,847
		3,297,197
TOTAL FINANCIALS		18,598,765
HEALTH CARE – 19.1%
Biotechnology – 2.7%
Amgen, Inc.	5,877	1,419,531
Regeneron Pharmaceuticals, Inc. (a)	1,940	1,114,743
		2,534,274
Health Care Providers & Services – 11.1%
Anthem, Inc.	3,282	1,260,321
Centene Corp. (a)	29,990	2,057,614
Cigna Corp.	9,909	2,274,017
CVS Health Corp.	13,248	1,091,105
Humana, Inc.	2,887	1,229,458
UnitedHealth Group, Inc.	6,264	2,582,146
		10,494,661
Pharmaceuticals – 5.3%
AstraZeneca PLC ADR	23,450	1,342,278
Bristol-Myers Squibb Co.	36,698	2,490,693

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Sanofi ADR	22,384	$ 1,154,119
		4,987,090
TOTAL HEALTH CARE		18,016,025
INDUSTRIALS – 11.2%
Aerospace & Defense – 2.7%
L3Harris Technologies, Inc.	4,303	975,662
Northrop Grumman Corp.	4,200	1,524,684
		2,500,346
Building Products – 1.7%
Johnson Controls International PLC	10,185	727,413
Owens Corning	2,150	206,744
Trane Technologies PLC	3,249	661,529
		1,595,686
Electrical Equipment – 0.7%
Regal-Beloit Corp.	4,476	659,001
Industrial Conglomerates – 1.4%
3M Co.	6,718	1,329,761
Machinery – 4.7%
ITT, Inc.	8,864	867,874
Oshkosh Corp.	11,178	1,336,330
Otis Worldwide Corp.	8,582	768,518
Pentair PLC	11,872	874,610
Stanley Black & Decker, Inc.	3,214	633,319
		4,480,651
TOTAL INDUSTRIALS		10,565,445
INFORMATION TECHNOLOGY – 6.8%
Communications Equipment – 2.4%
Cisco Systems, Inc.	40,522	2,243,703
Electronic Equipment, Instruments & Components – 1.5%
TE Connectivity Ltd.	9,906	1,460,838
IT Services – 1.6%
Amdocs Ltd.	20,016	1,543,434
Semiconductors & Semiconductor Equipment – 0.7%
NXP Semiconductors N.V.	3,214	663,337
Software – 0.6%
NortonLifelock, Inc.	22,493	558,276
TOTAL INFORMATION TECHNOLOGY		6,469,588
MATERIALS – 2.8%
Chemicals – 1.5%
DuPont de Nemours, Inc.	10,362	777,668
International Flavors & Fragrances, Inc.	4,169	628,018
		1,405,686

	Shares	Value

Metals & Mining – 1.3%
BHP Group Ltd. ADR	1,267	$99,536
Newmont Corp.	17,853	1,121,525
		1,221,061
TOTAL MATERIALS		2,626,747
REAL ESTATE – 4.6%
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp.	4,879	1,379,781
Simon Property Group, Inc.	5,014	634,371
		2,014,152
Real Estate Management & Development – 2.5%
CBRE Group, Inc. Class A (a)	24,674	2,380,054
TOTAL REAL ESTATE		4,394,206
UTILITIES – 9.5%
Electric Utilities – 7.7%
Duke Energy Corp.	11,291	1,186,797
Evergy, Inc.	20,322	1,325,401
Exelon Corp.	28,228	1,321,070
Portland General Electric Co.	17,553	858,342
PPL Corp.	27,622	783,636
The Southern Co.	28,238	1,803,561
		7,278,807
Multi-Utilities – 1.8%
Dominion Energy, Inc.	22,922	1,716,170
TOTAL UTILITIES		8,994,977
TOTAL COMMON STOCKS (Cost $80,050,711)		91,266,809
Money Market Fund – 3.4%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $3,153,434)	3,153,434	3,153,434
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $83,204,145)		94,420,243
NET OTHER ASSETS (LIABILITIES) – 0.0%		44,686
NET ASSETS – 100.0%		$ 94,464,929

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® Blue Chip Value ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 10,750,674	$ 10,750,674	$ —	$ —
Consumer Discretionary	4,414,422	4,414,422	—	—
Consumer Staples	6,435,960	6,435,960	—	—
Financials	18,598,765	18,598,765	—	—
Health Care	18,016,025	18,016,025	—	—
Industrials	10,565,445	10,565,445	—	—
Information Technology	6,469,588	6,469,588	—	—
Materials	2,626,747	2,626,747	—	—
Real Estate	4,394,206	4,394,206	—	—
Utilities	8,994,977	8,994,977	—	—
Money Market Fund	3,153,434	3,153,434	—	—
Total Investments in Securities:	$ 94,420,243	$ 94,420,243	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	88.9
Switzerland	2.7
Ireland	2.4
United Kingdom	2.0
Guernsey	1.7
France	1.2
Others (Individually Less Than 1%)	1.1
100.0%
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Fidelity® Growth Opportunities ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 24.4%
Entertainment – 6.0%
Netflix, Inc. (a)	1,223	$ 632,988
Roku, Inc. (a)	1,546	662,167
Sea Ltd. ADR (a)	3,312	914,642
Spotify Technology S.A. (a)	80	18,294
The Walt Disney Co. (a)	798	140,464
		2,368,555
Interactive Media & Services – 15.1%
Alphabet, Inc. Class A (a)	373	1,005,060
Alphabet, Inc. Class C (a)	861	2,328,506
Facebook, Inc. Class A (a)	4,964	1,768,673
fuboTV, Inc. (a)	3,740	97,390
Match Group, Inc. (a)	455	72,468
MediaAlpha, Inc. Class A (a)	526	17,568
Snap, Inc. Class A (a)	4,794	356,769
ZoomInfo Technologies, Inc. Class A (a)	6,501	349,429
		5,995,863
Media – 1.5%
Comcast Corp. Class A	3,433	201,963
Magnite, Inc. (a)	10,185	308,606
TechTarget, Inc. (a)	1,427	104,285
		614,854
Wireless Telecommunication Services – 1.8%
T-Mobile US, Inc. (a)	4,965	715,059
TOTAL COMMUNICATION SERVICES		9,694,331
CONSUMER DISCRETIONARY – 12.1%
Automobiles – 1.6%
Tesla, Inc. (a)	953	654,902
Diversified Consumer Services – 0.1%
Arco Platform Ltd. Class A (a)	1,188	34,571
Hotels, Restaurants & Leisure – 0.5%
Airbnb, Inc. Class A (a)	1,203	173,244
Penn National Gaming, Inc. (a)	179	12,240
		185,484
Household Durables – 0.6%
Purple Innovation, Inc. (a)	8,406	221,414
The Lovesac Co. (a)	158	9,591
		231,005
Internet & Direct Marketing Retail – 6.4%
Amazon.com, Inc. (a)	579	1,926,674
Chewy, Inc. Class A (a)	2,066	172,924
DoorDash, Inc. Class A (a)	378	65,882
Farfetch Ltd. Class A (a)	691	34,633
Global-e Online Ltd. (a)	3,388	235,940
Porch Group, Inc. (a)	2,473	45,825
The Original BARK Co. (a)	5,618	45,225
		2,527,103

	Shares	Value

Leisure Products – 0.4%
Peloton Interactive, Inc. Class A (a)	1,421	$ 167,749
Specialty Retail – 2.3%
Academy Sports & Outdoors, Inc. (a)	446	16,524
American Eagle Outfitters, Inc.	267	9,204
Carvana Co. (a)	2,059	695,036
Dick's Sporting Goods, Inc.	1,310	136,423
Shift Technologies, Inc. (a)	6,973	58,922
		916,109
Textiles, Apparel & Luxury Goods – 0.2%
Capri Holdings Ltd. (a)	293	16,499
Deckers Outdoor Corp. (a)	15	6,163
Lululemon Athletica, Inc. (a)	96	38,416
Tapestry, Inc. (a)	1,014	42,892
		103,970
TOTAL CONSUMER DISCRETIONARY		4,820,893
CONSUMER STAPLES – 1.2%
Food & Staples Retailing – 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	1,884	95,406
Costco Wholesale Corp.	521	223,884
		319,290
Food Products – 0.4%
AppHarvest, Inc. (a)	9,848	117,388
Beyond Meat, Inc. (a)	194	23,804
		141,192
TOTAL CONSUMER STAPLES		460,482
FINANCIALS – 2.0%
Banks – 0.9%
Wells Fargo & Co.	7,624	350,247
Capital Markets – 0.2%
Coinbase Global, Inc. Class A (a)	35	8,280
XP, Inc. Class A (a)	1,542	63,315
		71,595
Consumer Finance – 0.8%
Capital One Financial Corp.	771	124,670
LendingTree, Inc. (a)	1,049	204,786
		329,456
Insurance – 0.1%
Palomar Holdings, Inc. (a)	554	45,112
TOTAL FINANCIALS		796,410
HEALTH CARE – 14.2%
Biotechnology – 5.7%
AbbVie, Inc.	1,178	137,001
Agios Pharmaceuticals, Inc. (a)	1,827	87,860
Allakos, Inc. (a)	243	19,333
Alnylam Pharmaceuticals, Inc. (a)	696	124,542
Applied Therapeutics, Inc. (a)	808	13,906

See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® Growth Opportunities ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Argenx SE ADR (a)	285	$ 86,763
Ascendis Pharma A/S ADR (a)	78	9,219
Aurinia Pharmaceuticals, Inc. (a)	2,482	33,656
Crinetics Pharmaceuticals, Inc. (a)	697	12,532
Cytokinetics, Inc. (a)	1,664	49,387
Erasca, Inc. (a)	1,073	22,533
Exelixis, Inc. (a)	2,120	35,722
Forma Therapeutics Holdings, Inc. (a)	1,174	26,873
Gritstone bio, Inc. (a)	1,641	10,962
Horizon Therapeutics PLC (a)	567	56,711
Instil Bio, Inc. (a)	1,905	28,670
Keros Therapeutics, Inc. (a)	422	15,530
Kura Oncology, Inc. (a)	525	9,943
Mirati Therapeutics, Inc. (a)	367	58,742
Moderna, Inc. (a)	410	144,976
Monte Rosa Therapeutics, Inc. (a)	970	23,784
Neurocrine Biosciences, Inc. (a)	2,468	230,042
Novavax, Inc. (a)	1,291	231,515
Passage Bio, Inc. (a)	672	7,930
Prelude Therapeutics, Inc. (a)	601	19,256
Protagonist Therapeutics, Inc. (a)	1,091	53,928
Regeneron Pharmaceuticals, Inc. (a)	760	436,704
Relay Therapeutics, Inc. (a)	1,118	36,268
REVOLUTION Medicines, Inc. (a)	984	28,182
Sarepta Therapeutics, Inc. (a)	1,119	75,846
TG Therapeutics, Inc. (a)	1,018	35,620
Translate Bio, Inc. (a)	1,765	48,785
Vaxcyte, Inc. (a)	418	9,062
Zentalis Pharmaceuticals, Inc. (a)	789	41,983
		2,263,766
Health Care Equipment & Supplies – 2.8%
Boston Scientific Corp. (a)	7,791	355,270
Danaher Corp.	576	171,354
DexCom, Inc. (a)	357	184,037
Hologic, Inc. (a)	1,411	105,881
Novocure Ltd. (a)	993	152,932
Penumbra, Inc. (a)	268	71,350
TransMedics Group, Inc. (a)	2,656	75,749
		1,116,573
Health Care Providers & Services – 4.9%
1Life Healthcare, Inc. (a)	5,820	157,373
agilon health, Inc. (a)	2,469	90,834
Alignment Healthcare, Inc. (a)	1,387	28,891
Cano Health, Inc. (a)	3,185	34,239
CareMax, Inc. (a)	7,035	70,913
Centene Corp. (a)	2,934	201,302
Cigna Corp.	691	158,578
Clover Health Investments Corp. (a)	1,286	10,378
Humana, Inc.	944	402,012

	Shares	Value

LifeStance Health Group, Inc. (a)	2,112	$ 50,054
Oak Street Health, Inc. (a)	3,061	192,965
UnitedHealth Group, Inc.	1,344	554,024
		1,951,563
Health Care Technology – 0.3%
Doximity, Inc. Class A (a)	356	22,037
GoodRx Holdings, Inc. Class A (a)	1,472	47,207
Inspire Medical Systems, Inc. (a)	226	41,394
		110,638
Life Sciences Tools & Services – 0.1%
10X Genomics, Inc. Class A (a)	55	10,077
Olink Holding AB ADR (a)	621	23,207
		33,284
Pharmaceuticals – 0.4%
Arvinas, Inc. (a)	557	56,313
IMARA, Inc. (a)	2,317	12,488
Intra-Cellular Therapies, Inc. (a)	296	10,162
Nektar Therapeutics (a)	4,168	65,813
Terns Pharmaceuticals, Inc. (a)	1,496	11,220
		155,996
TOTAL HEALTH CARE		5,631,820
INDUSTRIALS – 3.2%
Building Products – 0.2%
The AZEK Co., Inc. (a)	1,643	59,756
Commercial Services & Supplies – 0.2%
ACV Auctions, Inc. Class A (a)	2,708	62,717
Electrical Equipment – 0.5%
Sunrun, Inc. (a)	3,646	193,128
Marine – 0.1%
Genco Shipping & Trading Ltd.	2,228	39,101
Golden Ocean Group Ltd.	1,919	18,749
		57,850
Professional Services – 0.0%
Legalzoomcom, Inc. (a)	282	10,372
Road & Rail – 2.2%
Lyft, Inc. Class A (a)	3,781	209,165
TuSimple Holdings, Inc. (a)	772	28,410
Uber Technologies, Inc. (a)	14,533	631,604
		869,179
TOTAL INDUSTRIALS		1,253,002
INFORMATION TECHNOLOGY – 40.7%
Communications Equipment – 0.3%
Lumentum Holdings, Inc. (a)	1,360	114,226
Electronic Equipment, Instruments & Components – 0.2%
Flex Ltd. (a)	3,595	64,602
Jabil, Inc.	299	17,803
		82,405

See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – 7.3%
Affirm Holdings, Inc. (a)	141	$ 7,941
Dlocal Ltd. (a)	428	19,320
EPAM Systems, Inc. (a)	134	75,013
Flywire Corp. (a)	1,300	41,288
Global Payments, Inc.	510	98,639
GoDaddy, Inc. Class A (a)	4,592	385,039
Marqeta, Inc. Class A (a)	4,003	107,401
Mastercard, Inc. Class A	452	174,445
MongoDB, Inc. (a)	385	138,184
Nuvei Corp. (a)(b)	2,276	186,973
Paymentus Holdings, Inc. Class A (a)	47	1,363
PayPal Holdings, Inc. (a)	1,066	293,715
Repay Holding Corp. (a)	3,779	94,135
Snowflake, Inc. Class A (a)	102	27,103
Square, Inc. Class A (a)	1,375	339,983
TaskUS, Inc. Class A (a)	400	12,180
Twilio, Inc. Class A (a)	594	221,913
Visa, Inc. Class A	762	187,749
Wix.com Ltd. (a)	1,549	462,593
		2,874,977
Semiconductors & Semiconductor Equipment – 8.3%
Applied Materials, Inc.	2,610	365,217
Cirrus Logic, Inc. (a)	51	4,212
Lam Research Corp.	453	288,747
Marvell Technology, Inc.	3,431	207,610
Micron Technology, Inc. (a)	6,613	513,037
NVIDIA Corp.	5,006	976,120
NXP Semiconductors N.V.	2,795	576,860
ON Semiconductor Corp. (a)	4,523	176,668
Semtech Corp. (a)	250	15,477
SolarEdge Technologies, Inc. (a)	515	133,632
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	339	39,541
		3,297,121
Software – 20.3%
Adobe, Inc. (a)	711	441,979
Alkami Technology, Inc. (a)	1,465	45,840
Alteryx, Inc. Class A (a)	49	3,793
Anaplan, Inc. (a)	3,574	204,433
Autodesk, Inc. (a)	466	149,647
BTRS Holdings, Inc. (a)	4,462	52,250
Ceridian HCM Holding, Inc. (a)	1,348	132,643
Cloudflare, Inc. Class A (a)	694	82,329
Confluent, Inc. Class A (a)	287	11,248
Coupa Software, Inc. (a)	284	61,628
Digital Turbine, Inc. (a)	2,865	180,352
DocuSign, Inc. (a)	110	32,784
DoubleVerify Holdings, Inc. (a)	4,799	166,045
Dynatrace, Inc. (a)	6,636	423,841

	Shares	Value

Elastic N.V. (a)	920	$ 136,215
HubSpot, Inc. (a)	531	316,487
Intapp, Inc. (a)	4,809	163,025
Intuit, Inc.	521	276,114
Latch, Inc. (a)	3,113	41,496
Lightspeed POS, Inc. (a)	3,918	335,492
Microsoft Corp.	10,715	3,052,811
Monday.com Ltd. (a)	231	51,118
RingCentral, Inc. Class A (a)	146	39,021
Salesforce.com, Inc. (a)	3,275	792,321
SentinelOne, Inc. Class A (a)	279	13,757
ServiceNow, Inc. (a)	489	287,478
The Trade Desk, Inc. Class A (a)	1,121	91,821
Viant Technology, Inc. Class A (a)	1,982	34,269
Workday, Inc. Class A (a)	612	143,453
Zendesk, Inc. (a)	237	30,936
Zoom Video Communications, Inc. Class A (a)	646	244,253
Zuora, Inc. Class A (a)	655	11,325
		8,050,204
Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	11,755	1,714,584
TOTAL INFORMATION TECHNOLOGY		16,133,517
MATERIALS – 1.1%
Metals & Mining – 1.1%
First Quantum Minerals Ltd.	1,283	27,478
Freeport-McMoRan, Inc.	10,484	399,440
TOTAL MATERIALS		426,918
UTILITIES – 0.8%
Electric Utilities – 0.5%
Edison International	2,352	128,184
NextEra Energy, Inc.	1,023	79,692
		207,876
Independent Power and Renewable Electricity Producers – 0.3%
Brookfield Renewable Corp. Class A	844	35,814
The AES Corp.	3,418	81,006
		116,820
TOTAL UTILITIES		324,696
TOTAL COMMON STOCKS (Cost $36,896,593)		39,542,069
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® Growth Opportunities ETF
Schedule of Investments–continued
Money Market Fund – 0.3%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $133,427)	133,427	$ 133,427
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $37,030,020)		39,675,496
NET OTHER ASSETS (LIABILITIES) – 0.0%		3,846
NET ASSETS – 100.0%		$ 39,679,342

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,973 or 0.0% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 9,694,331	$ 9,694,331	$ —	$ —
Consumer Discretionary	4,820,893	4,820,893	—	—
Consumer Staples	460,482	460,482	—	—
Financials	796,410	796,410	—	—
Health Care	5,631,820	5,631,820	—	—
Industrials	1,253,002	1,253,002	—	—
Information Technology	16,133,517	16,133,517	—	—
Materials	426,918	426,918	—	—
Utilities	324,696	324,696	—	—
Money Market Fund	133,427	133,427	—	—
Total Investments in Securities:	$ 39,675,496	$ 39,675,496	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Fidelity® Magellan ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 98.3%
	Shares	Value
COMMUNICATION SERVICES – 14.0%
Entertainment – 3.1%
Netflix, Inc. (a)	947	$490,139
The Walt Disney Co. (a)	3,460	609,029
		1,099,168
Interactive Media & Services – 8.1%
Alphabet, Inc. Class A (a)	336	905,362
Alphabet, Inc. Class C (a)	332	897,868
Facebook, Inc. Class A (a)	3,141	1,119,138
		2,922,368
Media – 2.8%
Charter Communications, Inc. Class A (a)	572	425,597
Comcast Corp. Class A	9,587	564,003
		989,600
TOTAL COMMUNICATION SERVICES		5,011,136
CONSUMER DISCRETIONARY – 9.7%
Hotels, Restaurants & Leisure – 1.0%
Hilton Worldwide Holdings, Inc. (a)	2,705	355,572
Internet & Direct Marketing Retail – 4.5%
Amazon.com, Inc. (a)	485	1,613,881
Multiline Retail – 0.9%
Dollar General Corp.	1,479	344,075
Specialty Retail – 1.7%
The Home Depot, Inc.	1,893	621,264
Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc. Class B	3,343	559,986
TOTAL CONSUMER DISCRETIONARY		3,494,778
CONSUMER STAPLES – 2.4%
Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	1,134	487,303
Personal Products – 1.0%
The Estee Lauder Cos., Inc. Class A	1,109	370,217
TOTAL CONSUMER STAPLES		857,520
FINANCIALS – 7.4%
Capital Markets – 5.5%
BlackRock, Inc.	467	404,968
Intercontinental Exchange, Inc.	2,784	333,607
Moody's Corp.	1,040	391,040
MSCI, Inc.	655	390,354
S&P Global, Inc.	1,041	446,298
		1,966,267
Insurance – 1.9%
Arthur J Gallagher & Co.	2,093	291,576

	Shares	Value

Marsh & McLennan Cos., Inc.	2,688	$ 395,727
		687,303
TOTAL FINANCIALS		2,653,570
HEALTH CARE – 9.4%
Health Care Equipment & Supplies – 3.9%
Danaher Corp.	1,789	532,210
IDEXX Laboratories, Inc. (a)	586	397,619
Intuitive Surgical, Inc. (a)	451	447,148
		1,376,977
Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	1,597	658,315
Health Care Technology – 1.0%
Veeva Systems, Inc. Class A (a)	1,092	363,319
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc.	937	505,989
Pharmaceuticals – 1.3%
Zoetis, Inc.	2,274	460,940
TOTAL HEALTH CARE		3,365,540
INDUSTRIALS – 8.6%
Aerospace & Defense – 1.7%
HEICO Corp. Class A	2,219	269,143
TransDigm Group, Inc. (a)	523	335,290
		604,433
Electrical Equipment – 1.0%
AMETEK, Inc.	2,530	351,796
Industrial Conglomerates – 1.0%
Roper Technologies, Inc.	707	347,377
Professional Services – 3.8%
Equifax, Inc.	1,327	345,816
IHS Markit Ltd.	3,104	362,672
TransUnion	2,649	318,039
Verisk Analytics, Inc.	1,745	331,445
		1,357,972
Road & Rail – 1.1%
Union Pacific Corp.	1,856	406,019
TOTAL INDUSTRIALS		3,067,597
INFORMATION TECHNOLOGY – 39.8%
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	4,745	343,965
IT Services – 6.8%
Accenture PLC Class A	1,660	527,349
Mastercard, Inc. Class A	1,644	634,485
PayPal Holdings, Inc. (a)	2,136	588,532
Visa, Inc. Class A	2,831	697,530
		2,447,896

See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® Magellan ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 7.6%
Analog Devices, Inc.	2,024	$ 338,858
Applied Materials, Inc.	3,120	436,582
KLA Corp.	1,028	357,908
Lam Research Corp.	563	358,862
NVIDIA Corp.	4,096	798,679
Texas Instruments, Inc.	2,319	442,048
		2,732,937
Software – 17.5%
Adobe, Inc. (a)	958	595,521
ANSYS, Inc. (a)	947	348,932
Autodesk, Inc. (a)	1,382	443,802
Cadence Design Systems, Inc. (a)	2,313	341,514
Fortinet, Inc. (a)	1,518	413,260
Intuit, Inc.	930	492,872
Microsoft Corp.	8,145	2,320,592
Salesforce.com, Inc. (a)	2,049	495,715
ServiceNow, Inc. (a)	733	430,923
Synopsys, Inc. (a)	1,338	385,331
		6,268,462
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	16,892	2,463,867
TOTAL INFORMATION TECHNOLOGY		14,257,127
MATERIALS – 2.4%
Chemicals – 2.4%
Linde PLC	1,544	474,610
The Sherwin-Williams Co.	1,312	381,831
TOTAL MATERIALS		856,441

	Shares	Value
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	1,473	$ 416,564
Equinix, Inc.	441	361,801
Prologis, Inc.	3,245	415,490
TOTAL REAL ESTATE		1,193,855
UTILITIES – 1.3%
Electric Utilities – 1.3%
NextEra Energy, Inc.	6,023	469,192
TOTAL COMMON STOCKS (Cost $31,450,062)		35,226,756
Money Market Fund – 1.7%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $608,084)	608,084	608,084
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $32,058,146)		35,834,840
NET OTHER ASSETS (LIABILITIES) – 0.0%		7,485
NET ASSETS – 100.0%		$ 35,842,325

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 5,011,136	$ 5,011,136	$ —	$ —
Consumer Discretionary	3,494,778	3,494,778	—	—
Consumer Staples	857,520	857,520	—	—
Financials	2,653,570	2,653,570	—	—
Health Care	3,365,540	3,365,540	—	—
Industrials	3,067,597	3,067,597	—	—
Information Technology	14,257,127	14,257,127	—	—
Materials	856,441	856,441	—	—
Real Estate	1,193,855	1,193,855	—	—
Utilities	469,192	469,192	—	—
Money Market Fund	608,084	608,084	—	—
Total Investments in Securities:	$ 35,834,840	$ 35,834,840	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Fidelity® New Millennium ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 97.6%
	Shares	Value
COMMUNICATION SERVICES – 6.0%
Diversified Telecommunication Services – 1.4%
Verizon Communications, Inc.	15,593	$ 869,777
Media – 4.6%
Comcast Corp. Class A	28,214	1,659,830
Omnicom Group, Inc.	2,555	186,055
The Interpublic Group of Cos., Inc.	25,706	908,964
		2,754,849
TOTAL COMMUNICATION SERVICES		3,624,626
CONSUMER DISCRETIONARY – 9.9%
Auto Components – 0.3%
Magna International, Inc.	2,502	209,743
Automobiles – 1.5%
General Motors Co. (a)	9,785	556,180
Stellantis N.V.	18,666	357,827
		914,007
Hotels, Restaurants & Leisure – 1.2%
Booking Holdings, Inc. (a)	204	444,365
Churchill Downs, Inc.	1,428	265,322
		709,687
Household Durables – 2.4%
D.R. Horton, Inc.	6,423	612,947
Mohawk Industries, Inc. (a)	2,052	399,935
NVR, Inc. (a)	78	407,362
		1,420,244
Internet & Direct Marketing Retail – 0.7%
Coupang, Inc. (a)	515	18,705
eBay, Inc.	3,583	244,396
Farfetch Ltd. Class A (a)	3,755	188,201
		451,302
Leisure Products – 0.3%
Peloton Interactive, Inc. Class A (a)	1,492	176,131
Specialty Retail – 1.7%
AutoZone, Inc. (a)	249	404,269
Best Buy Co., Inc.	2,868	322,220
National Vision Holdings, Inc. (a)	3,120	168,417
Vroom, Inc. (a)	3,450	127,788
		1,022,694
Textiles, Apparel & Luxury Goods – 1.8%
PVH Corp. (a)	2,943	307,897
Ralph Lauren Corp.	1,614	183,221
Tapestry, Inc. (a)	9,077	383,957
Under Armour, Inc. Class A (a)	9,808	200,574
		1,075,649
TOTAL CONSUMER DISCRETIONARY		5,979,457

	Shares	Value
CONSUMER STAPLES – 4.2%
Beverages – 2.0%
Diageo PLC ADR	1,831	$ 362,923
Molson Coors Beverage Co. Class B (a)	3,898	190,573
The Coca-Cola Co.	11,561	659,324
		1,212,820
Food & Staples Retailing – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	5,857	296,598
The Kroger Co.	11,960	486,772
		783,370
Tobacco – 0.9%
Altria Group, Inc.	10,866	522,003
TOTAL CONSUMER STAPLES		2,518,193
ENERGY – 9.7%
Energy Equipment & Services – 0.9%
Oceaneering International, Inc. (a)	12,427	164,782
Schlumberger N.V.	10,407	300,034
TechnipFMC PLC (a)	7,334	52,951
		517,767
Oil, Gas & Consumable Fuels – 8.8%
Canadian Natural Resources Ltd.	17,163	566,722
Cheniere Energy, Inc. (a)	9,032	767,088
EQT Corp. (a)	7,745	142,431
Exxon Mobil Corp.	23,883	1,374,944
Golar LNG Ltd. (a)	19,222	214,518
Hess Corp.	13,464	1,029,188
Range Resources Corp. (a)	24,575	374,277
The Williams Cos., Inc.	23,444	587,272
Valero Energy Corp.	4,205	281,609
		5,338,049
TOTAL ENERGY		5,855,816
FINANCIALS – 18.2%
Banks – 9.3%
Bank of America Corp.	23,710	909,515
Comerica, Inc.	4,315	296,268
HDFC Bank Ltd. ADR	3,645	257,228
The PNC Financial Services Group, Inc.	9,279	1,692,582
Wells Fargo & Co.	52,905	2,430,456
		5,586,049
Capital Markets – 2.5%
Morgan Stanley	7,734	742,309
The Goldman Sachs Group, Inc.	2,071	776,377
		1,518,686
Insurance – 5.4%
American International Group, Inc.	24,470	1,158,655
Arch Capital Group Ltd. (a)	10,466	408,174
Chubb Ltd.	4,978	839,988
First American Financial Corp.	3,130	210,680

See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® New Millennium ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
MetLife, Inc.	8,902	$513,645
RenaissanceRe Holdings Ltd.	833	127,191
		3,258,333
Thrifts & Mortgage Finance – 1.0%
Radian Group, Inc.	27,366	617,924
TOTAL FINANCIALS		10,980,992
HEALTH CARE – 17.4%
Biotechnology – 1.4%
Amgen, Inc.	2,412	582,595
Regeneron Pharmaceuticals, Inc. (a)	423	243,060
		825,655
Health Care Equipment & Supplies – 4.1%
Becton Dickinson and Co.	2,289	585,412
Boston Scientific Corp. (a)	15,084	687,830
Butterfly Network, Inc. (a)	6,998	75,159
Danaher Corp.	2,801	833,269
Hologic, Inc. (a)	4,364	327,475
		2,509,145
Health Care Providers & Services – 4.8%
Centene Corp. (a)	10,321	708,124
Cigna Corp.	2,664	611,362
Guardant Health, Inc. (a)	320	35,136
Oak Street Health, Inc. (a)	3,875	244,280
UnitedHealth Group, Inc.	2,469	1,017,771
Universal Health Services, Inc. Class B	1,759	282,161
		2,898,834
Life Sciences Tools & Services – 1.2%
Bruker Corp.	8,930	734,492
Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co.	25,770	1,749,010
Eli Lilly & Co.	5,622	1,368,957
Sanofi ADR	6,780	349,577
Viatris, Inc.	5,568	78,341
		3,545,885
TOTAL HEALTH CARE		10,514,011
INDUSTRIALS – 14.2%
Aerospace & Defense – 3.3%
BWX Technologies, Inc.	1,361	78,162
General Dynamics Corp.	3,221	631,413
Huntington Ingalls Industries, Inc.	2,989	613,134
Northrop Grumman Corp.	1,804	654,888
		1,977,597
Air Freight & Logistics – 0.6%
XPO Logistics, Inc. (a)	2,735	379,317
Airlines – 0.3%
JetBlue Airways Corp. (a)	12,169	179,980

	Shares	Value

Building Products – 0.9%
Fortune Brands Home & Security, Inc.	3,477	$338,903
JELD-WEN Holding, Inc. (a)	6,424	170,108
		509,011
Commercial Services & Supplies – 0.4%
Stericycle, Inc. (a)	3,764	265,550
Construction & Engineering – 0.6%
AECOM (a)	3,094	194,798
Argan, Inc.	4,160	186,992
		381,790
Electrical Equipment – 0.6%
Sensata Technologies Holding PLC (a)	5,910	346,444
Industrial Conglomerates – 5.3%
General Electric Co.	248,214	3,214,371
Machinery – 0.8%
Donaldson Co., Inc.	3,059	202,475
Pentair PLC	3,598	265,065
		467,540
Professional Services – 0.7%
Leidos Holdings, Inc.	2,416	257,111
Science Applications International Corp.	1,835	160,195
		417,306
Road & Rail – 0.7%
Knight-Swift Transportation Holdings, Inc.	8,934	443,930
TOTAL INDUSTRIALS		8,582,836
INFORMATION TECHNOLOGY – 8.2%
Communications Equipment – 2.3%
Cisco Systems, Inc.	20,724	1,147,488
Telefonaktiebolaget LM Ericsson ADR	22,483	259,229
		1,406,717
Electronic Equipment, Instruments & Components – 0.8%
Keysight Technologies, Inc. (a)	3,061	503,688
IT Services – 3.6%
Akamai Technologies, Inc. (a)	4,601	551,752
Euronet Worldwide, Inc. (a)	1,486	212,231
Fidelity National Information Services, Inc.	3,127	466,079
Visa, Inc. Class A	3,757	925,687
		2,155,749
Semiconductors & Semiconductor Equipment – 1.5%
Analog Devices, Inc.	3,189	533,902
Intel Corp.	6,718	360,891
		894,793
TOTAL INFORMATION TECHNOLOGY		4,960,947
MATERIALS – 4.0%
Chemicals – 1.1%
Nutrien Ltd.	4,303	255,598

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Chemicals – continued
Olin Corp.	8,233	$ 387,198
		642,796
Containers & Packaging – 1.3%
Avery Dennison Corp.	1,483	312,439
O-I Glass, Inc. (a)	32,161	475,661
		788,100
Metals & Mining – 1.6%
Commercial Metals Co.	4,488	147,206
Freeport-McMoRan, Inc.	11,550	440,055
Royal Gold, Inc.	1,855	225,420
Steel Dynamics, Inc.	2,943	189,676
		1,002,357
TOTAL MATERIALS		2,433,253
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Cousins Properties, Inc.	4,705	186,883
Gaming and Leisure Properties, Inc.	7,156	338,765
Healthcare Trust of America, Inc. Class A	5,989	171,225
Simon Property Group, Inc.	2,056	260,125
Spirit Realty Capital, Inc.	7,190	361,082
VEREIT, Inc.	3,828	187,457
VICI Properties, Inc.	12,595	392,838
TOTAL REAL ESTATE		1,898,375
UTILITIES – 2.7%
Electric Utilities – 2.3%
Duke Energy Corp.	6,474	680,482

	Shares	Value

FirstEnergy Corp.	5,742	$220,034
The Southern Co.	7,236	462,163
		1,362,679
Independent Power and Renewable Electricity Producers – 0.4%
The AES Corp.	11,198	265,393
TOTAL UTILITIES		1,628,072
TOTAL COMMON STOCKS (Cost $51,499,439)		58,976,578
Money Market Fund – 2.4%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,413,800)	1,413,801	1,413,800
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $52,913,239)		60,390,378
NET OTHER ASSETS (LIABILITIES) – 0.0%		16,450
NET ASSETS – 100.0%		$ 60,406,828

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 3,624,626	$ 3,624,626	$ —	$ —
Consumer Discretionary	5,979,457	5,979,457	—	—
Consumer Staples	2,518,193	2,518,193	—	—
Energy	5,855,816	5,855,816	—	—
Financials	10,980,992	10,980,992	—	—
Health Care	10,514,011	10,514,011	—	—
Industrials	8,582,836	8,582,836	—	—
Information Technology	4,960,947	4,960,947	—	—
Materials	2,433,253	2,433,253	—	—
Real Estate	1,898,375	1,898,375	—	—
Utilities	1,628,072	1,628,072	—	—
Money Market Fund	1,413,800	1,413,800	—	—
Total Investments in Securities:	$ 60,390,378	$ 60,390,378	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® Real Estate Investment ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.4%
REITs - Apartments – 11.2%
American Homes 4 Rent Class A	7,598	$ 319,116
Apartment Income REIT Corp.	3,781	199,032
Invitation Homes, Inc.	8,578	348,953
Mid-America Apartment Communities, Inc.	2,505	483,716
UDR, Inc.	9,550	525,154
		1,875,971
REITs - Diversified – 42.4%
Crown Castle International Corp.	8,554	1,651,692
Digital Realty Trust, Inc.	7,739	1,193,044
Duke Realty Corp.	17,049	867,453
Equinix, Inc.	1,156	948,394
Gaming and Leisure Properties, Inc.	7,321	346,576
Lamar Advertising Co. Class A	1,589	169,387
Lexington Realty Trust	13,055	171,673
SBA Communications Corp.	3,450	1,176,416
VICI Properties, Inc.	8,928	278,464
Washington Real Estate Investment Trust	4,880	118,535
Weyerhaeuser Co.	5,180	174,722
		7,096,356
REITs - Health Care – 10.1%
Medical Properties Trust, Inc.	9,781	205,694
Ventas, Inc.	9,704	580,105
Welltower, Inc.	10,367	900,478
		1,686,277
REITs - Hotels – 1.8%
DiamondRock Hospitality Co. (a)	12,796	110,174
RLJ Lodging Trust	8,549	122,678
Ryman Hospitality Properties, Inc. (a)	894	68,570
		301,422
REITs - Manufactured Homes – 5.0%
Equity Lifestyle Properties, Inc.	5,870	491,906
Sun Communities, Inc.	1,712	335,740
		827,646
REITs - Office Property – 5.0%
American Assets Trust, Inc.	2,658	98,160
Brandywine Realty Trust	2,895	40,414
Highwoods Properties, Inc.	2,714	129,431
Mack-Cali Realty Corp.	4,779	86,022
Piedmont Office Realty Trust, Inc. Class A	4,559	86,712
VEREIT, Inc.	8,058	394,600
		835,339

	Shares	Value

REITs - Shopping Centers – 3.0%
Kimco Realty Corp.	10,661	$ 227,399
Phillips Edison & Co., Inc. (a)	1,956	54,768
Regency Centers Corp.	3,469	226,907
		509,074
REITs - Single Tenant – 3.5%
National Retail Properties, Inc.	7,109	347,417
Spirit Realty Capital, Inc.	4,834	242,763
		590,180
REITs - Storage – 6.7%
CubeSmart	10,109	502,013
Extra Space Storage, Inc.	2,343	408,010
Iron Mountain, Inc.	4,843	211,930
		1,121,953
REITs - Warehouse/Industrial – 7.7%
Prologis, Inc.	10,067	1,288,979
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		16,133,197
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.3%
Real Estate Services – 3.3%
CBRE Group, Inc. Class A (a)	4,855	468,313
Realogy Holdings Corp. (a)	4,637	82,168
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		550,481
TOTAL COMMON STOCKS (Cost $14,783,890)		16,683,678
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $52,589)	52,589	52,589
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $14,836,479)		16,736,267
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(860)
NET ASSETS – 100.0%		$ 16,735,407

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 16,683,678	$ 16,683,678	$ —	$ —
Money Market Funds	52,589	52,589	—	—
Total Investments in Securities:	$ 16,736,267	$ 16,736,267	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 99.0%
	Shares	Value
COMMUNICATION SERVICES – 1.5%
Media – 1.5%
Nexstar Media Group, Inc. Class A	1,171	$ 172,219
Omnicom Group, Inc.	1,077	78,427
TechTarget, Inc. (a)	633	46,260
The Interpublic Group of Cos., Inc.	2,179	77,049
TOTAL COMMUNICATION SERVICES		373,955
CONSUMER DISCRETIONARY – 13.5%
Auto Components – 0.6%
Adient PLC (a)	2,485	104,693
Patrick Industries, Inc.	601	49,661
		154,354
Hotels, Restaurants & Leisure – 3.1%
Brinker International, Inc. (a)	1,199	65,154
Caesars Entertainment, Inc. (a)	2,727	238,231
Churchill Downs, Inc.	993	184,499
Hilton Grand Vacations, Inc. (a)	2,287	93,012
Wyndham Hotels & Resorts, Inc.	2,487	179,213
		760,109
Household Durables – 2.5%
GoPro, Inc. Class A (a)	3,333	34,130
Helen of Troy Ltd. (a)	689	153,916
Mohawk Industries, Inc. (a)	1,658	323,144
Tempur Sealy International, Inc.	2,182	94,415
		605,605
Multiline Retail – 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	1,648	153,429
Specialty Retail – 3.5%
Academy Sports & Outdoors, Inc. (a)	783	29,010
American Eagle Outfitters, Inc.	203	6,997
AutoZone, Inc. (a)	129	209,441
Best Buy Co., Inc.	1,033	116,058
Dick's Sporting Goods, Inc.	1,596	166,207
Rent-A-Center, Inc.	1,255	71,811
Williams-Sonoma, Inc.	1,690	256,373
		855,897
Textiles, Apparel & Luxury Goods – 3.2%
Crocs, Inc. (a)	1,744	236,853
Deckers Outdoor Corp. (a)	608	249,797
Tapestry, Inc. (a)	7,338	310,397
		797,047
TOTAL CONSUMER DISCRETIONARY		3,326,441
CONSUMER STAPLES – 4.0%
Beverages – 0.3%
Primo Water Corp.	4,038	66,748
Food & Staples Retailing – 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	3,539	179,215

	Shares	Value

US Foods Holding Corp. (a)	5,801	$ 199,206
		378,421
Food Products – 1.9%
Darling Ingredients, Inc. (a)	4,145	286,295
Nomad Foods Ltd. (a)	5,292	138,227
Seaboard Corp.	11	45,210
		469,732
Personal Products – 0.2%
Herbalife Nutrition Ltd. (a)	1,137	57,919
TOTAL CONSUMER STAPLES		972,820
ENERGY – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Antero Resources Corp. (a)	6,952	94,547
Brigham Minerals, Inc. Class A	751	14,750
Cheniere Energy, Inc. (a)	2,300	195,339
Hess Corp.	2,367	180,933
HollyFrontier Corp.	934	27,460
Marathon Petroleum Corp.	1,337	73,829
Murphy Oil Corp.	3,873	84,083
TOTAL ENERGY		670,941
FINANCIALS – 15.0%
Banks – 6.9%
BOK Financial Corp.	813	68,300
Comerica, Inc.	3,723	255,621
Cullen/Frost Bankers, Inc.	1,485	159,370
First Citizens BancShares, Inc. Class A	174	136,171
First Hawaiian, Inc.	3,444	94,813
M&T Bank Corp.	479	64,114
Signature Bank	1,341	304,367
Sterling Bancorp	5,071	110,092
Synovus Financial Corp.	3,727	152,434
Trico Bancshares	640	25,235
Western Alliance Bancorp	2,531	234,928
Wintrust Financial Corp.	1,368	97,675
		1,703,120
Capital Markets – 0.4%
LPL Financial Holdings, Inc.	621	87,586
Consumer Finance – 2.6%
Discover Financial Services	2,188	272,012
Encore Capital Group, Inc. (a)	851	40,286
Santander Consumer USA Holdings, Inc.	2,061	84,563
Synchrony Financial	4,909	230,821
		627,682
Insurance – 5.1%
Arch Capital Group Ltd. (a)	3,684	143,676
Assurant, Inc.	1,287	203,101
Enstar Group Ltd. (a)	327	84,046
First American Financial Corp.	2,847	191,632

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
Lincoln National Corp.	3,053	$ 188,126
Old Republic International Corp.	7,676	189,290
Primerica, Inc.	1,046	152,946
Reinsurance Group of America, Inc.	901	99,272
		1,252,089
TOTAL FINANCIALS		3,670,477
HEALTH CARE – 13.3%
Biotechnology – 2.3%
4D Molecular Therapeutics, Inc. (a)	255	6,342
Acceleron Pharma, Inc. (a)	297	37,143
Agios Pharmaceuticals, Inc. (a)	195	9,378
Allovir, Inc. (a)	258	4,938
ALX Oncology Holdings, Inc. (a)	218	12,766
Annexon, Inc. (a)	369	7,771
Arcutis Biotherapeutics, Inc. (a)	125	2,916
Argenx SE ADR (a)	217	66,061
Avid Bioservices, Inc. (a)	830	21,290
Crinetics Pharmaceuticals, Inc. (a)	83	1,492
Cytokinetics, Inc. (a)	752	22,319
Emergent BioSolutions, Inc. (a)	370	24,383
Exelixis, Inc. (a)	2,284	38,485
Forma Therapeutics Holdings, Inc. (a)	202	4,624
Global Blood Therapeutics, Inc. (a)	659	18,011
Iovance Biotherapeutics, Inc. (a)	1,035	23,050
Keros Therapeutics, Inc. (a)	154	5,667
Kura Oncology, Inc. (a)	488	9,243
Kymera Therapeutics, Inc. (a)	250	15,045
Mirati Therapeutics, Inc. (a)	44	7,043
Natera, Inc. (a)	386	44,205
Novavax, Inc. (a)	239	42,860
Prelude Therapeutics, Inc. (a)	304	9,740
Protagonist Therapeutics, Inc. (a)	458	22,639
Relay Therapeutics, Inc. (a)	187	6,066
REVOLUTION Medicines, Inc. (a)	94	2,692
Silverback Therapeutics, Inc. (a)	239	7,237
TG Therapeutics, Inc. (a)	922	32,261
United Therapeutics Corp. (a)	226	41,116
Vaxcyte, Inc. (a)	24	520
Vericel Corp. (a)	377	19,958
		567,261
Health Care Equipment & Supplies – 2.1%
Envista Holdings Corp. (a)	3,250	140,010
Hologic, Inc. (a)	1,996	149,780
Integer Holdings Corp. (a)	853	83,500
Masimo Corp. (a)	550	149,815
		523,105

	Shares	Value

Health Care Providers & Services – 4.0%
Acadia Healthcare Co., Inc. (a)	2,321	$ 143,252
Laboratory Corp. of America Holdings (a)	732	216,782
Molina Healthcare, Inc. (a)	1,198	327,066
Premier, Inc. Class A	1,570	55,955
R1 RCM, Inc. (a)	2,708	57,978
Universal Health Services, Inc. Class B	1,071	171,799
		972,832
Health Care Technology – 0.3%
Phreesia, Inc. (a)	985	67,325
Life Sciences Tools & Services – 3.3%
10X Genomics, Inc. Class A (a)	374	68,528
Bio-Rad Laboratories, Inc. Class A (a)	208	153,818
Bruker Corp.	581	47,787
Charles River Laboratories International, Inc. (a)	971	395,119
Syneos Health, Inc. (a)	1,662	149,032
		814,284
Pharmaceuticals – 1.3%
Arvinas, Inc. (a)	455	46,001
Jazz Pharmaceuticals PLC (a)	1,373	232,751
Ocular Therapeutix, Inc. (a)	1,175	12,937
Prestige Consumer Healthcare, Inc. (a)	246	12,927
Royalty Pharma PLC Class A	277	10,581
Viatris, Inc.	621	8,737
		323,934
TOTAL HEALTH CARE		3,268,741
INDUSTRIALS – 18.6%
Aerospace & Defense – 0.3%
Curtiss-Wright Corp.	612	72,399
Building Products – 2.6%
Builders FirstSource, Inc. (a)	5,612	249,734
Fortune Brands Home & Security, Inc.	1,235	120,375
JELD-WEN Holding, Inc. (a)	1,766	46,764
Owens Corning	1,019	97,987
The AZEK Co., Inc. (a)	3,467	126,095
		640,955
Commercial Services & Supplies – 0.6%
Cimpress PLC (a)	490	50,103
The Brink's Co.	1,372	105,589
		155,692
Construction & Engineering – 1.4%
AECOM (a)	1,838	115,720
EMCOR Group, Inc.	1,427	173,823
Granite Construction, Inc.	1,243	47,756
		337,299
Electrical Equipment – 2.7%
Acuity Brands, Inc.	929	162,928
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – continued
AMETEK, Inc.	1,241	$ 172,561
Atkore, Inc. (a)	638	47,920
Regal-Beloit Corp.	1,071	157,683
Sensata Technologies Holding PLC (a)	2,025	118,706
		659,798
Machinery – 4.5%
Allison Transmission Holdings, Inc.	2,916	116,378
Crane Co.	1,296	126,010
Donaldson Co., Inc.	3,304	218,692
ITT, Inc.	2,261	221,375
Kornit Digital Ltd. (a)	2,033	268,681
SPX Corp. (a)	1,137	75,792
SPX FLOW, Inc.	1,090	89,543
		1,116,471
Marine – 0.4%
Kirby Corp. (a)	1,603	92,830
Professional Services – 3.1%
ASGN, Inc. (a)	1,350	136,526
CACI International, Inc. Class A (a)	232	61,935
Insperity, Inc.	927	91,819
KBR, Inc.	1,556	60,217
ManpowerGroup, Inc.	1,604	190,202
Nielsen Holdings PLC	9,640	228,372
		769,071
Road & Rail – 2.0%
Knight-Swift Transportation Holdings, Inc.	3,253	161,642
TFI International, Inc.	2,878	322,393
		484,035
Trading Companies & Distributors – 1.0%
Beacon Roofing Supply, Inc. (a)	1,414	75,621
Rush Enterprises, Inc. Class A	1,261	59,254
Univar Solutions, Inc. (a)	4,438	108,909
		243,784
TOTAL INDUSTRIALS		4,572,334
INFORMATION TECHNOLOGY – 16.8%
Electronic Equipment, Instruments & Components – 3.8%
Advanced Energy Industries, Inc.	992	102,920
Arrow Electronics, Inc. (a)	2,101	249,116
Fabrinet (a)	909	85,919
Insight Enterprises, Inc. (a)	922	92,550
SYNNEX Corp.	1,101	131,613
TTM Technologies, Inc. (a)	2,703	37,815
Zebra Technologies Corp. Class A (a)	413	228,174
		928,107
IT Services – 3.7%
Concentrix Corp. (a)	1,081	176,992
EPAM Systems, Inc. (a)	405	226,719

	Shares	Value

ExlService Holdings, Inc. (a)	874	$ 98,954
Genpact Ltd.	2,944	146,641
The Western Union Co.	4,966	115,261
Unisys Corp. (a)	1,593	35,604
Verra Mobility Corp. (a)	3,525	53,968
WNS Holdings Ltd. ADR (a)	557	45,863
		900,002
Semiconductors & Semiconductor Equipment – 1.8%
Cirrus Logic, Inc. (a)	465	38,404
CMC Materials, Inc.	740	107,034
Entegris, Inc.	1,539	185,665
Semtech Corp. (a)	1,697	105,061
SiTime Corp. (a)	118	16,006
		452,170
Software – 6.7%
ANSYS, Inc. (a)	414	152,542
CyberArk Software Ltd. (a)	1,195	169,726
Dynatrace, Inc. (a)	1,228	78,432
Elastic N.V. (a)	494	73,142
j2 Global, Inc. (a)	1,168	165,003
Lightspeed POS, Inc. (a)	1,765	150,961
Paycom Software, Inc. (a)	371	148,400
Rapid7, Inc. (a)	1,394	158,568
RingCentral, Inc. Class A (a)	312	83,388
Sprout Social, Inc. Class A (a)	749	66,541
Telos Corp. (a)	4,635	129,873
Tenable Holdings, Inc. (a)	1,795	76,826
Workiva, Inc. (a)	1,074	139,373
Xperi Holding Corp.	2,794	58,031
		1,650,806
Technology Hardware, Storage & Peripherals – 0.8%
Seagate Technology Holdings PLC	2,289	201,203
TOTAL INFORMATION TECHNOLOGY		4,132,288
MATERIALS – 5.5%
Chemicals – 3.5%
Element Solutions, Inc.	5,751	134,516
FMC Corp.	1,200	128,340
Huntsman Corp.	3,575	94,416
Olin Corp.	3,758	176,739
The Chemours Co.	4,013	133,432
Tronox Holdings PLC Class A	2,356	43,421
Valvoline, Inc.	4,941	151,590
		862,454
Construction Materials – 0.7%
Eagle Materials, Inc.	1,098	155,169
Containers & Packaging – 0.9%
O-I Glass, Inc. (a)	4,031	59,618
Westrock Co.	3,413	167,954
		227,572

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – 0.4%
Commercial Metals Co.	3,077	$ 100,926
TOTAL MATERIALS		1,346,121
REAL ESTATE – 5.8%
Equity Real Estate Investment Trusts (REITs) – 4.2%
Americold Realty Trust	3,751	145,726
Corporate Office Properties Trust	2,852	83,963
CubeSmart	5,267	261,559
Douglas Emmett, Inc.	4,277	142,852
Equity Lifestyle Properties, Inc.	1,304	109,275
Lexington Realty Trust	7,318	96,232
RLJ Lodging Trust	4,364	62,623
Terreno Realty Corp.	1,760	120,314
		1,022,544
Real Estate Management & Development – 1.6%
Cushman & Wakefield PLC (a)	1,962	36,630
Jones Lang LaSalle, Inc. (a)	1,382	307,592
Realogy Holdings Corp. (a)	3,004	53,231
		397,453
TOTAL REAL ESTATE		1,419,997
UTILITIES – 2.3%
Electric Utilities – 0.8%
Alliant Energy Corp.	2,141	125,313
Edison International	1,400	76,300
		201,613

	Shares	Value

Gas Utilities – 0.2%
Brookfield Infrastructure Corp.	885	$ 57,313
Independent Power and Renewable Electricity Producers – 0.7%
The AES Corp.	7,176	170,071
Multi-Utilities – 0.6%
CenterPoint Energy, Inc.	5,629	143,314
TOTAL UTILITIES		572,311
TOTAL COMMON STOCKS (Cost $22,720,134)		24,326,426
Money Market Fund – 1.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $236,078)	236,078	236,078
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $22,956,212)		24,562,504
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(4,822)
NET ASSETS – 100.0%		$ 24,557,682

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® Small-Mid Cap Opportunities ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 373,955	$ 373,955	$ —	$ —
Consumer Discretionary	3,326,441	3,326,441	—	—
Consumer Staples	972,820	972,820	—	—
Energy	670,941	670,941	—	—
Financials	3,670,477	3,670,477	—	—
Health Care	3,268,741	3,268,741	—	—
Industrials	4,572,334	4,572,334	—	—
Information Technology	4,132,288	4,132,288	—	—
Materials	1,346,121	1,346,121	—	—
Real Estate	1,419,997	1,419,997	—	—
Utilities	572,311	572,311	—	—
Money Market Fund	236,078	236,078	—	—
Total Investments in Securities:	$ 24,562,504	$ 24,562,504	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	89.7
Ireland	2.4
Canada	2.2
Bermuda	2.1
Israel	1.8
Others (Individually Less Than 1%)	1.8
100.0%
See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Fidelity® Sustainability U.S. Equity ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 98.6%
	Shares	Value
COMMUNICATION SERVICES – 5.4%
Entertainment – 1.5%
The Walt Disney Co. (a)	260	$ 45,765
Interactive Media & Services – 1.6%
Alphabet, Inc. Class A (a)	19	51,196
Media – 2.3%
Cable One, Inc.	19	35,872
Comcast Corp. Class A	582	34,239
		70,111
TOTAL COMMUNICATION SERVICES		167,072
CONSUMER DISCRETIONARY – 12.9%
Automobiles – 0.8%
General Motors Co. (a)	426	24,214
Diversified Consumer Services – 2.4%
Adtalem Global Education, Inc. (a)	972	35,322
Bright Horizons Family Solutions, Inc. (a)	273	40,814
		76,136
Hotels, Restaurants & Leisure – 1.5%
Marriott International, Inc. Class A (a)	324	47,297
Household Durables – 1.2%
Taylor Morrison Home Corp. (a)	1,370	36,743
Internet & Direct Marketing Retail – 1.3%
eBay, Inc.	589	40,176
Multiline Retail – 1.8%
Target Corp.	213	55,604
Specialty Retail – 3.9%
The Gap, Inc.	1,493	43,551
The Home Depot, Inc.	144	47,259
The TJX Cos., Inc.	468	32,203
		123,013
TOTAL CONSUMER DISCRETIONARY		403,183
CONSUMER STAPLES – 5.4%
Beverages – 1.4%
Keurig Dr Pepper, Inc.	1,281	45,104
Food Products – 1.5%
Darling Ingredients, Inc. (a)	689	47,589
Household Products – 2.5%
Kimberly-Clark Corp.	202	27,416
The Procter & Gamble Co.	344	48,927
		76,343
TOTAL CONSUMER STAPLES		169,036
ENERGY – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Cheniere Energy, Inc. (a)	409	34,737

	Shares	Value

Valero Energy Corp.	392	$ 26,252
TOTAL ENERGY		60,989
FINANCIALS – 12.6%
Banks – 1.6%
Bank of America Corp.	1,282	49,178
Capital Markets – 4.6%
BlackRock, Inc.	36	31,218
Northern Trust Corp.	367	41,416
S&P Global, Inc.	79	33,869
State Street Corp.	437	38,080
		144,583
Consumer Finance – 2.5%
American Express Co.	196	33,424
Discover Financial Services	352	43,760
		77,184
Insurance – 3.9%
Arch Capital Group Ltd. (a)	951	37,089
Marsh & McLennan Cos., Inc.	227	33,419
The Travelers Cos., Inc.	335	49,888
		120,396
TOTAL FINANCIALS		391,341
HEALTH CARE – 14.7%
Biotechnology – 4.2%
AbbVie, Inc.	535	62,220
Amgen, Inc.	163	39,371
Vertex Pharmaceuticals, Inc. (a)	144	29,028
		130,619
Health Care Equipment & Supplies – 4.4%
Danaher Corp.	256	76,157
IDEXX Laboratories, Inc. (a)	52	35,284
ResMed, Inc.	98	26,636
		138,077
Health Care Providers & Services – 1.6%
Cigna Corp.	216	49,570
Pharmaceuticals – 4.5%
AstraZeneca PLC ADR	641	36,691
Merck & Co., Inc.	888	68,260
Zoetis, Inc.	181	36,689
		141,640
TOTAL HEALTH CARE		459,906
INDUSTRIALS – 9.3%
Air Freight & Logistics – 1.0%
United Parcel Service, Inc. Class B	165	31,574
Commercial Services & Supplies – 1.2%
Montrose Environmental Group, Inc. (a)	691	37,100

See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® Sustainability U.S. Equity ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – 2.7%
Acuity Brands, Inc.	169	$ 29,639
Rockwell Automation, Inc.	80	24,594
Sunrun, Inc. (a)	553	29,292
		83,525
Machinery – 1.0%
Xylem, Inc.	245	30,833
Professional Services – 3.4%
KBR, Inc.	832	32,199
ManpowerGroup, Inc.	312	36,997
Verisk Analytics, Inc.	198	37,608
		106,804
TOTAL INDUSTRIALS		289,836
INFORMATION TECHNOLOGY – 26.4%
IT Services – 3.8%
Accenture PLC Class A	200	63,536
PayPal Holdings, Inc. (a)	202	55,657
		119,193
Semiconductors & Semiconductor Equipment – 6.0%
Applied Materials, Inc.	360	50,375
NVIDIA Corp.	300	58,497
ON Semiconductor Corp. (a)	1,322	51,637
SolarEdge Technologies, Inc. (a)	99	25,689
		186,198
Software – 15.0%
Adobe, Inc. (a)	87	54,082
Autodesk, Inc. (a)	105	33,719
Cadence Design Systems, Inc. (a)	259	38,241
Intuit, Inc.	130	68,896
Microsoft Corp.	567	161,544
Rapid7, Inc. (a)	344	39,130
Salesforce.com, Inc. (a)	297	71,853
		467,465
Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	351	51,197
TOTAL INFORMATION TECHNOLOGY		824,053
MATERIALS – 3.6%
Chemicals – 1.1%
Linde PLC	109	33,506

	Shares	Value

Containers & Packaging – 2.5%
Avery Dennison Corp.	191	$ 40,240
Crown Holdings, Inc.	244	24,341
O-I Glass, Inc. (a)	904	13,370
		77,951
TOTAL MATERIALS		111,457
REAL ESTATE – 4.2%
Equity Real Estate Investment Trusts (REITs) – 2.8%
Digital Realty Trust, Inc.	138	21,274
Prologis, Inc.	519	66,453
		87,727
Real Estate Management & Development – 1.4%
CBRE Group, Inc. Class A (a)	452	43,600
TOTAL REAL ESTATE		131,327
UTILITIES – 2.1%
Electric Utilities – 0.9%
NextEra Energy, Inc.	372	28,979
Water Utilities – 1.2%
American Water Works Co., Inc.	222	37,764
TOTAL UTILITIES		66,743
TOTAL COMMON STOCKS (Cost $2,975,958)		3,074,943
Money Market Fund – 0.6%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $18,726)	18,726	18,726
TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $2,994,684)		3,093,669
NET OTHER ASSETS (LIABILITIES) – 0.8%		26,495
NET ASSETS – 100.0%		$ 3,120,164

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 167,072	$ 167,072	$ —	$ —
Consumer Discretionary	403,183	403,183	—	—
Consumer Staples	169,036	169,036	—	—
Energy	60,989	60,989	—	—
Financials	391,341	391,341	—	—
Health Care	459,906	459,906	—	—
Industrials	289,836	289,836	—	—
Information Technology	824,053	824,053	—	—
Materials	111,457	111,457	—	—
Real Estate	131,327	131,327	—	—
Utilities	66,743	66,743	—	—
Money Market Fund	18,726	18,726	—	—
Total Investments in Securities:	$ 3,093,669	$ 3,093,669	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® Women’s Leadership ETF
Schedule of Investments July 31, 2021
Showing Percentage of Net Assets
Common Stocks – 98.4%
	Shares	Value
COMMUNICATION SERVICES – 8.3%
Entertainment – 1.5%
The Walt Disney Co. (a)	171	$ 30,099
Interactive Media & Services – 3.7%
Bumble, Inc. Class A (a)	250	12,720
Facebook, Inc. Class A (a)	48	17,102
Match Group, Inc. (a)	40	6,371
Snap, Inc. Class A (a)	276	20,540
TripAdvisor, Inc. (a)	359	13,624
Vimeo, Inc. (a)	126	5,645
		76,002
Media – 3.1%
Cable One, Inc.	6	11,328
Meredith Corp. (a)	460	20,074
The Interpublic Group of Cos., Inc.	586	20,721
ViacomCBS, Inc. Class B	292	11,952
		64,075
TOTAL COMMUNICATION SERVICES		170,176
CONSUMER DISCRETIONARY – 14.5%
Automobiles – 0.7%
General Motors Co. (a)	242	13,755
Diversified Consumer Services – 1.3%
Adtalem Global Education, Inc. (a)	367	13,337
Bright Horizons Family Solutions, Inc. (a)	86	12,857
		26,194
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc. Class A (a)	52	7,489
Marriott International, Inc. Class A (a)	131	19,123
Starbucks Corp.	141	17,122
		43,734
Household Durables – 1.0%
Taylor Morrison Home Corp. (a)	811	21,751
Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc. (a)	7	23,293
Etsy, Inc. (a)	74	13,580
The RealReal, Inc. (a)	464	7,660
		44,533
Multiline Retail – 0.7%
Kohl's Corp.	276	14,021
Specialty Retail – 5.3%
Best Buy Co., Inc.	101	11,348
Burlington Stores, Inc. (a)	44	14,731
Lowe's Cos., Inc.	99	19,076
Ross Stores, Inc.	52	6,380
The Gap, Inc.	659	19,223
Torrid Holdings, Inc. (a)	375	8,756
Ulta Beauty, Inc. (a)	35	11,753

	Shares	Value

Williams-Sonoma, Inc.	120	$ 18,204
		109,471
Textiles, Apparel & Luxury Goods – 1.2%
PVH Corp. (a)	102	10,671
Tapestry, Inc. (a)	329	13,917
		24,588
TOTAL CONSUMER DISCRETIONARY		298,047
CONSUMER STAPLES – 4.1%
Beverages – 1.0%
The Coca-Cola Co.	242	13,801
The Duckhorn Portfolio, Inc. (a)	299	6,569
		20,370
Food Products – 1.2%
Laird Superfood, Inc. (a)	406	11,327
The Hershey Co.	78	13,953
		25,280
Household Products – 0.5%
The Clorox Co.	54	9,768
Personal Products – 1.4%
The Estee Lauder Cos., Inc. Class A	58	19,362
Unilever PLC ADR	171	9,838
		29,200
TOTAL CONSUMER STAPLES		84,618
ENERGY – 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Renewable Energy Group, Inc. (a)	180	11,025
FINANCIALS – 11.1%
Banks – 4.3%
Bank of America Corp.	814	31,225
Citigroup, Inc.	427	28,874
First Horizon Corp.	728	11,248
First United Corp.	382	6,612
JPMorgan Chase & Co.	72	10,928
		88,887
Capital Markets – 3.9%
Coinbase Global, Inc. Class A (a)	24	5,678
Morningstar, Inc.	94	23,747
MSCI, Inc.	17	10,132
Nasdaq, Inc.	211	39,400
		78,957
Insurance – 2.1%
The Hartford Financial Services Group, Inc.	226	14,378
The Progressive Corp.	296	28,167
		42,545

See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – 0.8%
NMI Holdings, Inc. Class A (a)	741	$ 16,317
TOTAL FINANCIALS		226,706
HEALTH CARE – 14.4%
Biotechnology – 2.0%
AbbVie, Inc.	133	15,468
Vertex Pharmaceuticals, Inc. (a)	77	15,522
Zai Lab Ltd. ADR (a)	69	9,978
		40,968
Health Care Equipment & Supplies – 2.1%
Hologic, Inc. (a)	344	25,814
ResMed, Inc.	59	16,036
		41,850
Health Care Providers & Services – 4.7%
1Life Healthcare, Inc. (a)	335	9,058
AMN Healthcare Services, Inc. (a)	142	14,280
Anthem, Inc.	99	38,017
Cigna Corp.	111	25,473
Innovage Holding Corp. (a)	566	9,543
		96,371
Pharmaceuticals – 5.6%
AstraZeneca PLC ADR	541	30,967
Eli Lilly & Co.	96	23,376
GlaxoSmithKline PLC ADR	563	22,599
Merck & Co., Inc.	224	17,219
Zoetis, Inc.	104	21,080
		115,241
TOTAL HEALTH CARE		294,430
INDUSTRIALS – 8.7%
Air Freight & Logistics – 0.7%
United Parcel Service, Inc. Class B	73	13,969
Commercial Services & Supplies – 0.3%
Stericycle, Inc. (a)	78	5,503
Electrical Equipment – 2.8%
AMETEK, Inc.	185	25,724
nVent Electric PLC	479	15,141
Sunrun, Inc. (a)	308	16,315
		57,180
Machinery – 2.4%
Federal Signal Corp.	772	30,579
Otis Worldwide Corp.	211	18,895
		49,474
Professional Services – 2.5%
Leidos Holdings, Inc.	189	20,113
ManpowerGroup, Inc.	150	17,787

	Shares	Value

Science Applications International Corp.	162	$ 14,143
		52,043
TOTAL INDUSTRIALS		178,169
INFORMATION TECHNOLOGY – 29.4%
Communications Equipment – 0.8%
Arista Networks, Inc. (a)	44	16,737
Electronic Equipment, Instruments & Components – 1.9%
CDW Corp.	146	26,769
Insight Enterprises, Inc. (a)	129	12,949
		39,718
IT Services – 9.3%
Accenture PLC Class A	138	43,840
Genpact Ltd.	300	14,943
Mastercard, Inc. Class A	60	23,156
PayPal Holdings, Inc. (a)	121	33,339
Square, Inc. Class A (a)	57	14,094
Twilio, Inc. Class A (a)	50	18,680
Visa, Inc. Class A	93	22,914
WEX, Inc. (a)	102	19,352
		190,318
Semiconductors & Semiconductor Equipment – 3.6%
Advanced Micro Devices, Inc. (a)	182	19,327
NVIDIA Corp.	204	39,778
Universal Display Corp.	59	13,835
		72,940
Software – 12.4%
Adobe, Inc. (a)	63	39,162
Ceridian HCM Holding, Inc. (a)	112	11,021
HubSpot, Inc. (a)	50	29,801
Intuit, Inc.	72	38,158
Microsoft Corp.	247	70,373
PagerDuty, Inc. (a)	268	10,878
Rapid7, Inc. (a)	172	19,565
Salesforce.com, Inc. (a)	147	35,564
		254,522
Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.	204	29,756
TOTAL INFORMATION TECHNOLOGY		603,991
MATERIALS – 2.6%
Chemicals – 0.4%
Valvoline, Inc.	246	7,547
Metals & Mining – 2.2%
Commercial Metals Co.	357	11,710
Newmont Corp.	332	20,856
Schnitzer Steel Industries, Inc. Class A	245	12,843
		45,409
TOTAL MATERIALS		52,956
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® Women’s Leadership ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 2.5%
Equity Real Estate Investment Trusts (REITs) – 2.5%
Equity Lifestyle Properties, Inc.	219	$ 18,352
STORE Capital Corp.	580	20,990
Ventas, Inc.	199	11,897
TOTAL REAL ESTATE		51,239
UTILITIES – 2.3%
Electric Utilities – 1.5%
ALLETE, Inc.	181	12,728
NextEra Energy, Inc.	220	17,138
		29,866
Water Utilities – 0.8%
American Water Works Co., Inc.	103	17,521
TOTAL UTILITIES		47,387
TOTAL COMMON STOCKS (Cost $1,967,635)		2,018,744
Money Market Fund – 1.7%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $33,764)	33,764	$ 33,764
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $2,001,399)		2,052,508
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(1,904)
NET ASSETS – 100.0%		$ 2,050,604

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$ 170,176	$ 170,176	$ —	$ —
Consumer Discretionary	298,047	298,047	—	—
Consumer Staples	84,618	84,618	—	—
Energy	11,025	11,025	—	—
Financials	226,706	226,706	—	—
Health Care	294,430	294,430	—	—
Industrials	178,169	178,169	—	—
Information Technology	603,991	603,991	—	—
Materials	52,956	52,956	—	—
Real Estate	51,239	51,239	—	—
Utilities	47,387	47,387	—	—
Money Market Fund	33,764	33,764	—	—
Total Investments in Securities:	$ 2,052,508	$ 2,052,508	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
Annual Report	50

[THIS PAGE INTENTIONALLY LEFT BLANK]
51

Financial Statements
Statements of Assets and Liabilities
July 31, 2021
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity Growth Opportunities ETF	Fidelity Magellan ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 407,503,041	$ 94,420,243	$ 39,675,496	$ 35,834,840
Cash	3,080	—	2,989	—
Foreign currency held at value (cost $59, $—, $— and $—, respectively)	59	—	—	—
Receivable for investments sold	475,658	—	248,765	57,649
Receivable for fund shares sold	174,313	—	93,094	156,415
Dividends receivable	47,534	91,405	4,396	7,696
Total assets	408,203,685	94,511,648	40,024,740	36,056,600
Liabilities
Payable for investments purchased	820,658	—	327,268	197,950
Accrued management fees	193,528	46,719	18,130	16,325
Total liabilities	1,014,186	46,719	345,398	214,275
Net Assets	$407,189,499	$94,464,929	$39,679,342	$35,842,325
Net Assets consist of:
Paid in capital	$348,123,061	$82,845,230	$38,200,883	$32,259,501
Total accumulated earnings (loss)	59,066,438	11,619,699	1,478,459	3,582,824
Net Assets	$407,189,499	$94,464,929	$39,679,342	$35,842,325
Shares outstanding	12,425,000	3,300,000	1,875,000	1,550,000
Net Asset Value per share	$ 32.77	$ 28.63	$ 21.16	$ 23.12
Investments at cost	$342,693,865	$83,204,145	$37,030,020	$32,058,146
See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Statements of Assets and Liabilities
July 31, 2021
	Fidelity New Millennium ETF	Fidelity Real Estate Investment ETF	Fidelity Small-Mid Cap Opportunities ETF	Fidelity Sustainability U.S. Equity ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 60,390,378	$ 16,736,267	$ 24,562,504	$ 3,093,669
Cash	—	—	—	—
Foreign currency held at value (cost $—, $—, $— and $—, respectively)	—	—	—	—
Receivable for investments sold	—	—	—	347,252
Receivable for fund shares sold	—	—	—	—
Dividends receivable	46,931	6,964	8,080	1,149
Total assets	60,437,309	16,743,231	24,570,584	3,442,070
Liabilities
Payable for investments purchased	—	—	—	320,560
Accrued management fees	30,481	7,824	12,902	1,346
Total liabilities	30,481	7,824	12,902	321,906
Net Assets	$60,406,828	$16,735,407	$24,557,682	$3,120,164
Net Assets consist of:
Paid in capital	$52,949,865	$14,871,592	$23,313,549	$3,018,299
Total accumulated earnings (loss)	7,456,963	1,863,815	1,244,133	101,865
Net Assets	$60,406,828	$16,735,407	$24,557,682	$3,120,164
Shares outstanding	2,075,000	675,000	1,075,000	150,000
Net Asset Value per share	$ 29.11	$ 24.79	$ 22.84	$ 20.80
Investments at cost	$52,913,239	$14,836,479	$22,956,212	$2,994,684
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2021
Fidelity Women's Leadership ETF
Assets
Investments in securities, at value – See accompanying schedule:	$ 2,052,508
Cash	—
Foreign currency held at value (cost $—)	—
Receivable for investments sold	—
Receivable for fund shares sold	—
Dividends receivable	1,025
Total assets	2,053,533
Liabilities
Payable for investments purchased	1,928
Accrued management fees	1,001
Total liabilities	2,929
Net Assets	$2,050,604
Net Assets consist of:
Paid in capital	$2,000,200
Total accumulated earnings (loss)	50,404
Net Assets	$2,050,604
Shares outstanding	100,000
Net Asset Value per share	$ 20.51
Investments at cost	$2,001,399
See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Statements of Operations
For the year ended July 31, 2021
	Fidelity Blue Chip Growth ETF	Fidelity Blue Chip Value ETF	Fidelity Growth Opportunities ETFA	Fidelity Magellan ETFA
Investment Income
Dividends	$ 710,082	$ 941,505	$ 29,684	$ 66,491
Interest	3	—	—	—
Total income	710,085	941,505	29,684	66,491
Expenses
Management fees	1,309,546	307,259	68,385	65,901
Independent trustees' fees and expenses	727	164	28	28
Miscellaneous	—	148	—	—
Total expenses before reductions	1,310,273	307,571	68,413	65,929
Expense reductions	(6,985)	(2,480)	(281)	(148)
Total expenses	1,303,288	305,091	68,132	65,781
Net investment income (loss)	(593,203)	636,414	(38,448)	710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(5,224,738)	362,737	(1,182,907)	(199,392)
Net realized gain (loss) on In-kind redemptions	5,609,433	2,272,588	48,524	140,042
Net realized gain (loss) on futures contracts	4,161	4,045	6,226	28
Net realized gain (loss) on foreign currency transactions	(734)	—	121	—
Total net realized gain (loss)	388,122	2,639,370	(1,128,036)	(59,322)
Change in net unrealized appreciation (depreciation) on investment securities	62,277,433	11,135,394	2,645,476	3,776,694
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	3	—	(24)	—
Total change in net unrealized appreciation (depreciation)	62,277,436	11,135,394	2,645,452	3,776,694
Net gain (loss)	62,665,558	13,774,764	1,517,416	3,717,372
Net increase (decrease) in net assets resulting from operations	$62,072,355	$14,411,178	$ 1,478,968	$3,718,082

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2021
	Fidelity New Millennium ETF	Fidelity Real Estate Investment ETFA	Fidelity Small-Mid Cap Opportunities ETFA	Fidelity Sustainability U.S. Equity ETFB
Investment Income
Dividends	$ 636,800	$ 111,607	$ 76,524	$ 1,658
Interest	—	—	—	—
Total income	636,800	111,607	76,524	1,658
Expenses
Management fees	196,062	27,534	56,998	1,882
Independent trustees' fees and expenses	105	11	23	—
Miscellaneous	—	—	—	—
Total expenses before reductions	196,167	27,545	57,021	1,882
Expense reductions	(1,266)	(206)	(479)	—
Total expenses	194,901	27,339	56,542	1,882
Net investment income (loss)	441,899	84,268	19,982	(224)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	53,431	(29,056)	(371,405)	3,104
Net realized gain (loss) on In-kind redemptions	1,209,248	110,482	—	—
Net realized gain (loss) on futures contracts	(167)	—	9,246	—
Net realized gain (loss) on foreign currency transactions	(81)	—	—	—
Total net realized gain (loss)	1,262,431	81,426	(362,159)	3,104
Change in net unrealized appreciation (depreciation) on investment securities	7,391,517	1,899,788	1,606,292	98,985
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—	—	—
Total change in net unrealized appreciation (depreciation)	7,391,517	1,899,788	1,606,292	98,985
Net gain (loss)	8,653,948	1,981,214	1,244,133	102,089
Net increase (decrease) in net assets resulting from operations	$9,095,847	$2,065,482	$1,264,115	$101,865

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Statements of Operations
For the year ended July 31, 2021
Fidelity Women's Leadership ETFB
Investment Income
Dividends	$ 1,740
Interest	—
Total income	1,740
Expenses
Management fees	1,539
Independent trustees' fees and expenses	—
Miscellaneous	—
Total expenses before reductions	1,539
Expense reductions	—
Net investment income (loss)	201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(906)
Net realized gain (loss) on In-kind redemptions	—
Net realized gain (loss) on futures contracts	—
Net realized gain (loss) on foreign currency transactions	—
Total net realized gain (loss)	(906)
Change in net unrealized appreciation (depreciation) on investment securities	51,109
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—
Total change in net unrealized appreciation (depreciation)	51,109
Net gain (loss)	50,203
Net increase (decrease) in net assets resulting from operations	$50,404

B	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Blue Chip Growth ETF		Fidelity Blue Chip Value ETF
	Year ended July 31, 2021	Year ended July 31, 2020A	Year ended July 31, 2021	Year ended July 31, 2020A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (593,203)	$ (11,109)	$ 636,414	$ 8,392
Net realized gain (loss)	388,122	(84,333)	2,639,370	(83,069)
Change in net unrealized appreciation (depreciation)	62,277,436	2,531,741	11,135,394	80,704
Net increase (decrease) in net assets resulting from operations	62,072,355	2,436,299	14,411,178	6,027
Distributions to shareholders	(12,550)	—	(554,000)	(3,500)
Share transactions
Proceeds from sales of shares	330,484,944	39,057,852	85,150,123	8,090,408
Cost of shares redeemed	(26,849,401)	—	(12,635,307)	—
Net increase (decrease) in net assets resulting from share transactions	303,635,543	39,057,852	72,514,816	8,090,408
Total increase (decrease) in net assets	365,695,348	41,494,151	86,371,994	8,092,935
Net Assets
Beginning of year	41,494,151	—	8,092,935	—
End of year	$407,189,499	$41,494,151	$ 94,464,929	$8,092,935
Other Information
Shares
Sold	11,550,000	1,825,000	3,400,000	400,000
Redeemed	(950,000)	—	(500,000)	—
Net increase (decrease)	10,600,000	1,825,000	2,900,000	400,000

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Statements of Changes in Net Assets
	Fidelity Growth Opportunities ETF	Fidelity Magellan ETF	Fidelity New Millennium ETF
	Year ended July 31, 2021B	Year ended July 31, 2021B	Year ended July 31, 2021	Year ended July 31, 2020A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (38,448)	$ 710	$ 441,899	$ 6,701
Net realized gain (loss)	(1,128,036)	(59,322)	1,262,431	(13,928)
Change in net unrealized appreciation (depreciation)	2,645,452	3,776,694	7,391,517	85,622
Net increase (decrease) in net assets resulting from operations	1,478,968	3,718,082	9,095,847	78,395
Distributions to shareholders	—	(4,875)	(485,050)	(3,000)
Share transactions
Proceeds from sales of shares	39,144,463	33,724,455	51,361,590	6,036,688
Cost of shares redeemed	(944,089)	(1,595,337)	(5,677,642)	—
Net increase (decrease) in net assets resulting from share transactions	38,200,374	32,129,118	45,683,948	6,036,688
Total increase (decrease) in net assets	39,679,342	35,842,325	54,294,745	6,112,083
Net Assets
Beginning of year	—	—	6,112,083	—
End of year	$39,679,342	$35,842,325	$60,406,828	$6,112,083
Other Information
Shares
Sold	1,925,000	1,625,000	1,975,000	300,000
Redeemed	(50,000)	(75,000)	(200,000)	—
Net increase (decrease)	1,875,000	1,550,000	1,775,000	300,000

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Real Estate Investment ETF	Fidelity Small-Mid Cap Opportunities ETF	Fidelity Sustainability U.S. Equity ETF	Fidelity Women's Leadership ETF
	Year ended July 31, 2021B	Year ended July 31, 2021B	Year ended July 31, 2021C	Year ended July 31, 2021C
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,268	$ 19,982	$ (224)	$ 201
Net realized gain (loss)	81,426	(362,159)	3,104	(906)
Change in net unrealized appreciation (depreciation)	1,899,788	1,606,292	98,985	51,109
Net increase (decrease) in net assets resulting from operations	2,065,482	1,264,115	101,865	50,404
Distributions to shareholders	(92,000)	(23,950)	—	—
Share transactions
Proceeds from sales of shares	15,359,907	23,317,517	3,018,299	2,000,200
Cost of shares redeemed	(597,982)	—	—	—
Net increase (decrease) in net assets resulting from share transactions	14,761,925	23,317,517	3,018,299	2,000,200
Total increase (decrease) in net assets	16,735,407	24,557,682	3,120,164	2,050,604
Net Assets
Beginning of year	—	—	—	—
End of year	$16,735,407	$24,557,682	$3,120,164	$2,050,604
Other Information
Shares
Sold	700,000	1,075,000	150,000	100,000
Redeemed	(25,000)	—	—	—
Net increase (decrease)	675,000	1,075,000	150,000	100,000

B	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
C	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Financial Highlights
	Fidelity Blue Chip Growth ETF
	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 20.00
Income from Investment Operations
Net investment income (loss)B	(0.08)	(0.01)
Net realized and unrealized gain (loss)	10.11	2.75
Total from investment operations	10.03	2.74
Distributions from net investment income	(0.00) C	—
Total distributions	(0.00) C	—
Net asset value, end of period	$ 32.77	$ 22.74
Total ReturnD,E,F	44.14%	13.68%
Ratios to Average Net AssetsG
Expenses before reductions	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59% H
Expenses net of all reductions	.59%	.59% H
Net investment income (loss)	(.27)%	(.34)% H
Supplemental Data
Net assets, end of period (000 omitted)	$407,189	$41,494
Portfolio turnover rateI,J	63%	11% K

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $0.005 per share.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Blue Chip Value ETF
	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$20.00
Income from Investment Operations
Net investment income (loss)B	0.32	0.03
Net realized and unrealized gain (loss)	8.32	0.21 C
Total from investment operations	8.64	0.24
Distributions from net investment income	(0.24)	(0.01)
Total distributions	(0.24)	(0.01)
Net asset value, end of period	$ 28.63	$20.23
Total ReturnD,E,F	42.83%	1.23%
Ratios to Average Net AssetsG
Expenses before reductions	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59% H
Expenses net of all reductions	.58%	.59% H
Net investment income (loss)	1.22%	1.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$94,465	$8,093
Portfolio turnover rateI,J	97%	20% K

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Financial Highlights
Fidelity Growth Opportunities ETF
Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00
Income from Investment Operations
Net investment income (loss)B	(0.03)
Net realized and unrealized gain (loss)	1.19
Total from investment operations	1.16
Net asset value, end of period	$ 21.16
Total ReturnC,D,E	5.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%
Expenses net of fee waivers, if any	.59%
Expenses net of all reductions	.59%
Net investment income (loss)	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$39,679
Portfolio turnover rateH,I,J	49%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Magellan ETF
Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00
Income from Investment Operations
Net investment income (loss)B	— C
Net realized and unrealized gain (loss)	3.13
Total from investment operations	3.13
Distributions from net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$ 23.12
Total ReturnD,E,F	15.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.59%
Expenses net of fee waivers, if any	.59%
Expenses net of all reductions	.59%
Net investment income (loss)	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$35,842
Portfolio turnover rateI,J,K	41%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $0.005 per share.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Financial Highlights
	Fidelity New Millennium ETF
	Year ended July 31, 2021	Year ended July 31, 2020A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.37	$20.00
Income from Investment Operations
Net investment income (loss)B	0.36	0.03
Net realized and unrealized gain (loss)	8.75	0.36
Total from investment operations	9.11	0.39
Distributions from net investment income	(0.37)	(0.02)
Total distributions	(0.37)	(0.02)
Net asset value, end of period	$ 29.11	$20.37
Total ReturnC,D,E	45.03%	1.95%
Ratios to Average Net AssetsF
Expenses before reductions	.59%	.59% G
Expenses net of fee waivers, if any	.59%	.59% G
Expenses net of all reductions	.58%	.59% G
Net investment income (loss)	1.33%	1.00% G
Supplemental Data
Net assets, end of period (000 omitted)	$60,407	$6,112
Portfolio turnover rateH,I	68%	10% J

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Real Estate Investment ETF
Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00
Income from Investment Operations
Net investment income (loss)B	0.21
Net realized and unrealized gain (loss)	4.79
Total from investment operations	5.00
Distributions from net investment income	(0.21)
Total distributions	(0.21)
Net asset value, end of period	$ 24.79
Total ReturnC,D,E	25.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%
Expenses net of fee waivers, if any	.59%
Expenses net of all reductions	.58%
Net investment income (loss)	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$16,735
Portfolio turnover rateH,I,J	23%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Financial Highlights
Fidelity Small-Mid Cap Opportunities ETF
Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00
Income from Investment Operations
Net investment income (loss)B	0.03
Net realized and unrealized gain (loss)	2.84
Total from investment operations	2.87
Distributions from net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$ 22.84
Total ReturnC,D,E	14.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%
Expenses net of fee waivers, if any	.64%
Expenses net of all reductions	.63%
Net investment income (loss)	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$24,558
Portfolio turnover rateH,I,J	37%

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Sustainability U.S. Equity ETF
Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	(—) C
Net realized and unrealized gain (loss)	0.80
Total from investment operations	0.80
Net asset value, end of period	$20.80
Total ReturnD,E	3.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%
Expenses net of fee waivers, if any	.59%
Expenses net of all reductions	.59%
Net investment income (loss)	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,120
Portfolio turnover rateH,I,J	23%

A	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $0.005 per share.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Financial Highlights
Fidelity Women's Leadership ETF
Year ended July 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	— C
Net realized and unrealized gain (loss)	0.51
Total from investment operations	0.51
Net asset value, end of period	$20.51
Total ReturnD,E	2.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%
Expenses net of fee waivers, if any	.59%
Expenses net of all reductions	.59%
Net investment income (loss)	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,051
Portfolio turnover rateH,I	5%

A	For the period June 15, 2021 (commencement of operations) to July 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $0.005 per share.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Notes to Financial Statements
For the year ended July 31, 2021
1. Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity New Millennium ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF and Fidelity Women’s Leadership ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2021, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
Annual Report	70

2. Significant Accounting Policies – continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Sustainability U.S. Equity ETF and Fidelity Women’s Leadership ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that Fund and do not include the expenses associated with the any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Blue Chip Growth ETF	$ 345,677,558	$ 65,958,403	$ (4,132,920)	$ 61,825,483
Fidelity Blue Chip Value ETF	83,879,834	10,682,705	(142,296)	10,540,409
Fidelity Growth Opportunities ETF	37,445,925	3,190,653	(961,082)	2,229,571
Fidelity Magellan ETF	32,147,395	3,737,076	(49,631)	3,687,445
Fidelity New Millennium ETF	53,221,172	7,425,570	(256,364)	7,169,206
Fidelity Real Estate Investment ETF	14,875,547	1,885,003	(24,283)	1,860,720
Fidelity Small-Mid Cap Opportunities ETF	22,996,593	2,094,329	(528,418)	1,565,911
71	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Sustainability U.S. Equity ETF	$ 3,000,224	$ 115,552	$ (22,107)	$ 93,445
Fidelity Women’s Leadership ETF	2,001,839	91,267	(40,598)	50,669
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Blue Chip Growth ETF	$ —	$ —	$ (2,264,599)	$ 61,825,483
Fidelity Blue Chip Value ETF	1,079,290	—	—	10,540,409
Fidelity Growth Opportunities ETF	—	—	(751,103)	2,229,562
Fidelity Magellan ETF	—	—	(104,621)	3,687,445
Fidelity New Millennium ETF	287,757	—	—	7,169,206
Fidelity Real Estate Investment ETF	3,095	—	—	1,860,720
Fidelity Small-Mid Cap Opportunities ETF	—	—	(321,778)	1,565,911
Fidelity Sustainability U.S. Equity ETF	8,420	—	—	93,445
Fidelity Women’s Leadership ETF	201	—	(466)	50,669
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Blue Chip Growth ETF	$ (2,264,599)	$ —	$ (2,264,599)
Fidelity Blue Chip Value ETF	—	—	—
Fidelity Growth Opportunities ETF	(751,103)	—	(751,103)
Fidelity Magellan ETF	(104,621)	—	(104,621)
Fidelity New Millennium ETF	—	—	—
Fidelity Real Estate Investment ETF	—	—	—
Fidelity Small-Mid Cap Opportunities ETF	(321,778)	—	(321,778)
Fidelity Sustainability U.S. Equity ETF	—	—	—
Fidelity Women’s Leadership ETF	(466)	—	(466)
Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to July 31, 2021. Loss deferrals were as follows:
Ordinary Losses
Fidelity Blue Chip Growth ETF	$ (494,447)
The tax character of distributions paid was as follows:
July 31, 2021
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Blue Chip Growth ETF	$ 12,550	$ —	$ —	$ 12,550
Fidelity Blue Chip Value ETF	554,000	—	—	554,000
Fidelity Growth Opportunities ETF	—	—	—	—
Fidelity Magellan ETFA	4,875	—	—	4,875
Fidelity New Millennium ETF	485,050	—	—	485,050
Fidelity Real Estate Investment ETFA	92,000	—	—	92,000
Fidelity Small-Mid Cap Opportunities ETFA	23,950	—	—	23,950
Fidelity Sustainability U.S. Equity ETF	—	—	—	—
Fidelity Women’s Leadership ETF	—	—	—	—

A	For the period February 2, 2021 (commencement of operations) to July 31, 2021.

Annual Report	72

2. Significant Accounting Policies – continued

July 31, 2020A
Fidelity Blue Chip Growth ETF	$ —	$ —	$ —	$ —
Fidelity Blue Chip Value ETF	3,500	—	—	3,500
Fidelity New Millennium ETF	3,000	—	—	3,000

A	For the period June 2, 2020 (commencement of operations) to July 31, 2020.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.
73	Annual Report

Notes to Financial Statements  – continued
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth ETF	279,332,433	138,719,272
Fidelity Blue Chip Value ETF	71,408,006	48,709,374
Fidelity Growth Opportunities ETF	22,711,524	12,795,437
Fidelity Magellan ETF	16,001,825	10,238,930
Fidelity New Millennium ETF	37,524,826	21,724,026
Fidelity Real Estate Investment ETF	5,849,217	2,452,530
Fidelity Small-Mid Cap Opportunities ETF	15,689,984	7,316,140
Fidelity Sustainability U.S. Equity ETF	2,728,252	579,115
Fidelity Women’s Leadership ETF	2,059,373	90,794
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Blue Chip Growth ETF	178,948,594	19,269,490
Fidelity Blue Chip Value ETF	58,544,542	11,123,712
Fidelity Growth Opportunities ETF	28,932,751	815,997
Fidelity Magellan ETF	26,954,132	1,207,615
Fidelity New Millennium ETF	32,433,256	3,918,326
Fidelity Real Estate Investment ETF	11,837,212	515,704
Fidelity Small-Mid Cap Opportunities ETF	14,724,251	—
Fidelity Sustainability U.S. Equity ETF	823,717	—
Fidelity Women’s Leadership ETF	—	—
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of 0.59% of each Fund's average net assets, except for Fidelity Small-Mid Cap Opportunities ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other miscellaneous expenses such as proxy and shareholder meeting expenses.
Fidelity Small-Mid Cap Opportunities ETF’s management fee is based on an annual rate of .64% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Blue Chip Growth ETF	$ 2,166
Fidelity Blue Chip Value ETF	791
Fidelity Growth Opportunities ETF	255
Fidelity Magellan ETF	102
Fidelity New Millennium ETF	909
Fidelity Real Estate Investment ETF	87
Fidelity Small-Mid Cap Opportunities ETF	217
Fidelity Sustainability U.S. Equity ETF	16
Fidelity Women’s Leadership ETF	11
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
Other. During the period, the investment adviser reimbursed Fidelity Blue Chip Growth ETF for certain losses in the amount of $1,994.
Annual Report	74

6. Expense Reductions.
Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses. All of the applicable expense reductions are noted in the table below.
	Brokerage service rebates	Custodian credits
Fidelity Blue Chip Growth ETF	$ 6,984	$ 1
Fidelity Blue Chip Value ETF	2,480	—
Fidelity Growth Opportunities ETF	281	—
Fidelity Magellan ETF	148	—
Fidelity New Millennium ETF	1,266	—
Fidelity Real Estate Investment ETF	206	—
Fidelity Small-Mid Cap Opportunities ETF	479	—
Fidelity Sustainability U.S. Equity ETF	—	—
Fidelity Women’s Leadership ETF	—	—
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
75	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF (three of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2021, the related statements of operations for the year ended July 31, 2021 and the statements of changes in net assets and the financial highlights for the year ended July 31, 2021 and for the period June 2, 2020 (commencement of operations) through July 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, the results of each of their operations for the year ended July 31, 2021 and the changes in each of their net assets and each of the financial highlights for the year ended July 31, 2021 and for the period June 2, 2020 (commencement of operations) through July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 17, 2021
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Annual Report	76

To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF, and Fidelity Women's Leadership ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF, and Fidelity Women's Leadership ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2021, the related statements of operations, the statements of changes in net assets and the financial highlights for the period from February 2, 2021 (commencement of operations) through July 31, 2021, except for the related statements of operations, the statements of changes in net assets, and the financial highlights for the Fidelity Sustainability U.S. Equity ETF and Fidelity Women’s Leadership ETF; which are for the period from June 15, 2021 (commencement of operations) to July 31, 2021; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, and the results of their operations, the changes in their net assets and the financial highlights for the period from February 2, 2021 (commencement of operations) through July 31, 2021, except for the Fidelity Sustainability U.S Equity ETF and Fidelity Women’s Leadership ETF; which are for the period from June 15, 2021 (commencement of operations) to July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 17, 2021
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
77	Annual Report

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
Annual Report	78

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Acting Chairman of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
79	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Annual Report	80

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
81	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Trustee
Year of Election or Appointment: 2013
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Annual Report	82

Name, Year of Birth; Principal Occupation
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
83	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).
Annual Report	84

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021) for Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF, for the period (February 2, 2021 to July 31, 2021) for Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF and Fidelity Small-Mid Cap Opportunities ETF and for the period (June 15, 2021 to July 31, 2021) for Fidelity Sustainability U.S. Equity ETF and Fidelity Women's Leadership ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2021 to July 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value	Ending Account Value July 31, 2021	Expenses Paid During Period
Fidelity Blue Chip Growth ETF	0.59%
Actual		$ 1,000.00	$ 1,136.00	$ 3.12B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D
Fidelity Blue Chip Value ETF	0.59%
Actual		$ 1,000.00	$ 1,197.90	$ 3.22B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D
Fidelity Growth Opportunities ETF	0.59%
Actual		$ 1,000.00	$ 1,058.20	$ 2.99B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D
Fidelity Magellan ETF	0.59%
Actual		$ 1,000.00	$ 1,156.50	$ 3.14B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D
Fidelity New Millennium ETF	0.59%
Actual		$ 1,000.00	$ 1,213.30	$ 3.24B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D
Fidelity Real Estate Investment ETF	0.59%
Actual		$ 1,000.00	$ 1,251.70	$ 3.28B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D
85	Annual Report

Shareholder Expense Example (Unaudited)  – continued
	Annualized Expense RatioA	Beginning Account Value	Ending Account Value July 31, 2021	Expenses Paid During Period
Fidelity Small-Mid Cap Opportunities ETF	0.64%
Actual		$ 1,000.00	$ 1,143.60	$ 3.38B
Hypothetical C		$ 1,000.00	$ 1,021.62	$ 3.21D
Fidelity Sustainability U.S. Equity ETF	0.59%
Actual		$ 1,000.00	$ 1,039.90	$ 0.77B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D
Fidelity Women’S Leadership ETF	0.59%
Actual		$ 1,000.00	$ 1,025.30	$ 0.77B
Hypothetical C		$ 1,000.00	$ 1,021.87	$ 2.96D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF and multiplied by 180/365 (to reflect the period February 2, 2021 to July 31, 2021) for Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF and Fidelity Small-Mid Cap Opportunities ETF and multiplied by 47/365 (to reflect the period June 15, 2021 to July 31, 2021) for Fidelity Sustainability U.S. Equity ETF and Fidelity Women’s Leadership ETF.
C	5% return per year before expenses.
D	Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Annual Report	86

Distributions (Unaudited)
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2020	December 2020	March 2021	June 2021
Fidelity Blue Chip Growth ETF	—	100%	—	—
Fidelity Blue Chip Value ETF	100%	100%	100%	100%
Fidelity Growth Opportunities ETF	—	—	—	—
Fidelity Magellan ETF	—	—	100%	100%
Fidelity New Millennium ETF	54%	54%	100%	100%
Fidelity Real Estate Investment ETF	—	—	—	—
Fidelity Small-Mid Cap Opportunities ETF	—	—	100%	100%
Fidelity Sustainability U.S. Equity ETF	—	—	—	—
Fidelity Women's Leadership ETF	—	—	—	—
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2020	December 2020	March 2021	June 2021
Fidelity Blue Chip Growth ETF	—	100%	—	—
Fidelity Blue Chip Value ETF	100%	100%	100%	100%
Fidelity Growth Opportunities ETF	—	—	—	—
Fidelity Magellan ETF	—	—	100%	100%
Fidelity New Millennium ETF	59%	59%	100%	100%
Fidelity Real Estate Investment ETF	—	—	—	—
Fidelity Small-Mid Cap Opportunities ETF	—	—	100%	100%
Fidelity Sustainability U.S. Equity ETF	—	—	—	—
Fidelity Women's Leadership ETF	—	—	—	—
A percentage of the dividends distributed during the calendar year 2020 for the following funds qualify as a section 199A dividend:
	March 2020	June 2020	September 2020	December 2020
Fidelity New Millennium ETF	—	—	4%	4%
The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.
87	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Opportunities ETF
Fidelity Magellan ETF
Fidelity Real Estate Investment ETF
Fidelity Small-Mid Cap Opportunities ETF
At its November 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s investment staff, including their size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s investments in business continuity planning, and its success in continuously providing services to the Fidelity funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered each fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. For Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF, the Board noted that each fund’s proposed management fee rate is equal to the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF is equal to the median of those funds and classes used by the Board for management fee comparisons.
For Fidelity Small- Mid Cap Opportunities ETF, the Board noted that the fund’s proposed management fee rate is above the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is above the median of those funds and classes used by the Board for management fee comparisons. The Board also noted that the fund’s competitive peer group for management fee and total expense comparisons includes mostly large and mid-cap ETFs, which generally have lower fees than funds focused on smaller companies.
Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Annual Report	88

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Active ETFs
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2021 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its
89	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As each fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
With respect to Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF and Fidelity Small-Mid Cap Opportunities ETF, the Board considered that it received and reviewed information regarding the fund’s management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in November 2020. The Board noted that, because the funds did not commence operations until February 2021, no new competitive management fee and expense information was considered by the Board.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped
Annual Report	90

Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Fidelity Blue Chip Growth ETF
Fidelity Blue Chip Value ETF
91	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity New Millennium ETF
For Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, and Fidelity New Millennium ETF, the Board noted that each fund’s management fee rate ranked equal to the median of its Total Mapped Group and equal to the median of its ASPG for the 12-month period ended September 30, 2020.
The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current total expense ratios of each fund compared to competitive fund median expenses. For Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, and Fidelity New Millennium ETF, each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
For Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, and Fidelity New Millennium ETF, the Board noted that each fund’s total expense ratio ranked equal to the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Annual Report	92

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee’s findings in connection with its consideration of the renewal of the Advisory Contracts.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainability U.S. Equity ETF
Fidelity Women’s Leadership ETF
At its March 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
93	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s investment staff, including their size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s investments in business continuity planning, and its success in continuously providing services to the Fidelity funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered each fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that each fund’s proposed management fee rate is equal to the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is equal to the median of those funds and classes used by the Board for management fee comparisons.
Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be approved.
Annual Report	94

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
95	Annual Report

GTF-ANN-0921
1.9897894.101

Item 2.	Code of Ethics

As of the end of the period, July 31, 2021, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainability U.S. Equity ETF, and Fidelity Women’s Leadership ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2021 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Growth Opportunities ETF	$10,200	$—	$3,000	$100
Fidelity Magellan ETF	$10,200	$—	$3,000	$100
Fidelity MSCI Communication Services Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Consumer Discretionary Index ETF	$12,600	$—	$3,500	$300

Fidelity MSCI Consumer Staples Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Energy Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Financials Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Health Care Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Industrials Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Information Technology Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Materials Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Real Estate Index ETF	$12,600	$—	$3,500	$300
Fidelity MSCI Utilities Index ETF	$12,600	$—	$3,500	$300
Fidelity Real Estate Investment ETF	$10,200	$—	$3,000	$100
Fidelity Small-Mid Cap Opportunities ETF	$10,200	$—	$3,000	$100
Fidelity Stocks for Inflation ETF	$12,600	$—	$3,500	$300
Fidelity Sustainability U.S. Equity ETF	$8,300	$—	$3,400	$100
Fidelity Women’s Leadership ETF	$8,300	$—	$3,400	$100

July 31, 2020 FeesA,B,C

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Growth Opportunities ETF	$—	$—	$—	$—
Fidelity Magellan ETF	$—	$—	$—	$—
Fidelity MSCI Communication Services Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Consumer Discretionary Index ETF	$13,300	$—	$3,500	$300

Fidelity MSCI Consumer Staples Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Energy Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Financials Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Health Care Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Industrials Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Information Technology Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Materials Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Real Estate Index ETF	$13,300	$—	$3,500	$300
Fidelity MSCI Utilities Index ETF	$13,300	$—	$3,500	$300
Fidelity Real Estate Investment ETF	$—	$—	$—	$—
Fidelity Small-Mid Cap Opportunities ETF	$—	$—	$—	$—
Fidelity Stocks for Inflation ETF	$11,200	$—	$3,500	$200
Fidelity Sustainability U.S. Equity ETF	$—	$—	$—	$—
Fidelity Women’s Leadership ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.
B

Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, and Fidelity Small-Mid Cap Opportunities ETF commenced operations on February 2, 2021 and Fidelity Sustainability U.S. Equity ETF and Fidelity Women’s Leadership ETF commenced operations on June 15, 2021.

C	Fidelity Stocks for Inflation ETF commenced operations on November 5, 2019

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity New Millennium ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF (the “Funds”):

Services Billed by PwC

July 31, 2021 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth ETF	$13,900	$—	$4,500	$500
Fidelity Blue Chip Value ETF	$13,900	$—	$4,500	$500
Fidelity Dividend ETF for Rising Rates	$11,400	$—	$4,500	$500
Fidelity High Dividend ETF	$11,400	$—	$4,500	$500
Fidelity Low Volatility Factor ETF	$11,100	$—	$4,300	$400
Fidelity Momentum Factor ETF	$11,100	$—	$4,300	$400
Fidelity New Millennium ETF	$13,900	$—	$4,500	$500
Fidelity Quality Factor ETF	$11,100	$—	$4,300	$400
Fidelity Small-Mid Multifactor ETF	$13,800	$—	$4,800	$500
Fidelity U.S. Multifactor ETF	$12,900	$—	$4,500	$400
Fidelity Value Factor ETF	$11,100	$—	$4,300	$400

July 31, 2020 FeesA,B,C

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth ETF	$10,000	$—	$4,500	$—
Fidelity Blue Chip Value ETF	$10,000	$—	$4,500	$—
Fidelity Dividend ETF for Rising Rates	$12,100	$—	$4,500	$500
Fidelity High Dividend ETF	$12,100	$—	$4,500	$500
Fidelity Low Volatility Factor ETF	$11,800	$—	$4,300	$500
Fidelity Momentum Factor ETF	$11,800	$—	$4,300	$500

Fidelity New Millennium ETF	$10,000	$—	$4,500	$—
Fidelity Quality Factor ETF	$11,800	$—	$4,300	$500
Fidelity Small-Mid Multifactor ETF	$14,500	$—	$4,800	$600
Fidelity U.S. Multifactor ETF	$—	$—	$—	$—
Fidelity Value Factor ETF	$11,800	$—	$4,300	$500

A	Amounts may reflect rounding.
B	Fidelity U.S. Multifactor ETF commenced operations on September 15, 2020.
C	Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF and Fidelity New Millennium ETF commenced operations on June 2, 2020.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2021A,B	July 31, 2020A,B,C
Audit-Related Fees	$—	$—
Tax Fees	$—	$3,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B

May include amounts billed prior to the Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF, and Fidelity Women’s Leadership ETFs’ commencement of operations.

C	May include amounts billed prior to the Fidelity Stocks for Inflation ETF’s commencement of operations.

Services Billed by PwC

	July 31, 2021A,B	July 31, 2020A,B,C
Audit-Related Fees	$8,959,700	$8,940,200
Tax Fees	$11,200	$20,800
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity U.S. Multifactor ETF’s commencement of operations.
C	May include amounts billed prior to the Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity New Millennium ETFs’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*            *              *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2021A,B	July 31, 2020A,B,C
Deloitte Entities	$586,600	$550,100
PwC	$14,327,600	$14,290,300

A	Amounts may reflect rounding.
B

May include amounts billed prior to the Fidelity Growth Opportunities ETF, Fidelity Magellan ETF, Fidelity Real Estate ETF, Fidelity Small-Mid Cap Opportunities ETF, Fidelity Sustainability U.S. Equity ETF, Fidelity U.S. Multifactor ETF, and Fidelity Women’s Leadership ETFs’ commencement of operations.

C	May include amounts billed prior to the Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity New Millennium ETF and Fidelity Stocks for Inflation ETFs’ commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2021, the members of the Audit Committee were Donald Donahue, Thomas Bostick, Thomas Kennedy, Garnett Smith and Susan Tomasky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2021

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2021